UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------




HIGHMARK
   The smarter approach to investing.





ANNUAL
------------------
            REPORT

[MOUNTAIN RANGE GRAPHIC OMITTED]
[HIGHMARK FUNDS LOGO OMITTED](R)

                                                [HIGHMARK FUNDS LOGO OMITTED](R)


                                                           TABLE OF CONTENTS

management's discussion of fund performance
      balanced fund ......................................................     2
      cognitive value fund ...............................................     4
      core equity fund ...................................................     6
      enhanced growth fund ...............................................     8
      international opportunities fund ...................................    10
      large cap growth fund ..............................................    12
      large cap value fund ...............................................    14
      small cap growth fund ..............................................    16
      small cap value fund ...............................................    18
      value momentum fund ................................................    20
      capital growth allocation fund .....................................    22
      growth & income allocation fund ....................................    24
      income plus allocation fund ........................................    26
      bond fund ..........................................................    28
      california intermediate tax-free bond fund .........................    30
      national intermediate tax-free bond fund ...........................    32
      short term bond fund ...............................................    34
      california tax-free money market fund ..............................    36
      taxable money market funds .........................................    37

disclosure of fund expenses ..............................................    38

schedules of investments .................................................    41

statements of assets and liabilities .....................................   102

statements of operations .................................................   106

statements of changes in net assets ......................................   110

financial highlights .....................................................   116

notes to financial statements ............................................   125

report of independent registered public accounting firm ..................   143

notice to shareholders ...................................................   144

trustees and officers ....................................................   145

shareholder voting results ...............................................   147

board approval of the existing advisory and
sub-advisory agreements ..................................................   148

fund information .........................................................   153

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by Union Bank of California, N.A., or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. SEI Investments Distribution Co. serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank of California, N.A.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                       TOP TEN HOLDINGS*

COMPANY                                                % OF
                                                    PORTFOLIO**

GENERAL ELECTRIC                                        3.3%

EXXON MOBIL                                             2.6

CITIGROUP                                               2.1

SUNCOR ENERGY                                           2.1

U.S. TREASURY INFLATION
   INDEX NOTE
   3.000%, 07/15/12                                     1.9

JPMORGAN CHASE                                          1.8

MICROSOFT                                               1.8

BANK OF AMERICA                                         1.7

CVS                                                     1.6

PROCTER & GAMBLE                                        1.5

                          FUND SECTORS

SECTOR                                                 % OF
                                                    PORTFOLIO**

FINANCIALS                                             17.8%

U.S. GOVERNMENT AGENCY
   OBLIGATIONS                                         11.8

INFORMATION TECHNOLOGY                                 10.4

INDUSTRIALS                                             9.9

HEALTH CARE                                             9.7

ENERGY                                                  8.5

CONSUMER DISCRETIONARY                                  8.1

CONSUMER STAPLES                                        7.1

U.S. TREASURY OBLIGATIONS                               4.1

UTILITIES                                               3.3

REPURCHASE AGREEMENTS                                   2.3

MATERIALS                                               1.9

TELECOMMUNICATIONS                                      1.7

ASSET-BACKED SECURITIES                                 1.5

FOREIGN GOVERNMENTS                                     1.0

REAL ESTATE INVESTMENT TRUST                            0.9

 *    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

BALANCED FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark Balanced Fund (the "Fund") produced a total return of 3.77% (Fiduciary Shares). In comparison, the unmanaged S&P 500 Composite Index returned 5.38% and the Lehman Brothers U.S. Aggregate Bond Index returned 1.45% for the same period, yielding an equivalent 60/40 benchmark return of 3.85%.

      FACTORS AFFECTING PERFORMANCE

      Volatility in the U.S. economy increased as geopolitical concerns collided with heightened uncertainty about inflation and interest rate hikes. Despite these concerns, the underlying economic/statistical environment remained strong. A combination of steady economic growth, accelerating international economies and collaboration among disinflationary forces yielded robust profit margins and high productivity.

      In order to address inflation fears, the Federal Reserve effectively executed an increase to equilibrium, raising the Federal Funds rate to 5.25%. A strong cycle of corporate earnings and cash flow helped boost capital investment. Demand for consumer goods and continued urbanization within developing economies fueled a secular boost to global growth.

      For the year, the Fund's performance was equivalent to its blended benchmark, with positive performance contribution from the equity portion and the fixed income sub-portfolios, as well as its tactical asset allocation exposure, fully offsetting management fees and other fund expenses. The portfolio remained overweight in stocks and underweight in bonds relative to its 60% equity and 40% bond benchmark. This asset allocation decision also proved to be slightly positive due to its equity overweight.

      Within the equity portfolio, sector selection was slightly positive due to security selection. Financial sector holdings performed particularly well, lead by Goldman Sachs Group, Merrill Lynch and JPMorgan Chase. The energy sector also performed well, specifically holdings in Exxon Mobil and Suncor Energy. Basic material stocks Englehard (acquired by BASF), which has since been sold, and BHP Billiton rounded out the top contributors. Performance detractors included Dell, Intel, Tyco International, Harrah's Entertainment and Target.

      Interest rates continued to rise while corporate bonds underperformed Treasuries by a slim margin. The Fund benefited not only from being overweight to the current higher yields in corporate, mortgage and asset-backed securities when compared with its benchmark, but also by taking on less interest rate risk. While the portfolio's shorter duration helped as bond yields rose, the corporate sector detracted from performance as the yield spread between corporate bonds and Treasuries widened slightly.

--------------------------------------------------------------------------------

2                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK BALANCED
FUND INVESTMENT
OBJECTIVE

THE HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KENNETH WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BALANCED FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 COMPOSITE INDEX AND 40% THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark                                                                                       Lehman      Morningstar
           Balanced Fund,     HighMark        HighMark         HighMark      60/40 Hybrid of   S&P 500    Brothers U.S.   Moderate
              Fiduciary    Balanced Fund,  Balanced Fund,   Balanced Fund,    the following   Composite  Aggregate Bond  Allocation
               Shares      Class A Shares  Class B Shares+  Class C Shares+   two Indexes:      Index         Index       Category
7/31/96        $10,000        $ 9,450          $10,000          $10,000          $10,000        $10,000      $10,000       $10,000
7/97            13,047         12,293           13,047           13,047           13,428         15,214       11,078        12,928
7/98            14,001         13,168           13,959           14,001           15,417         18,149       11,949        14,192
7/99            15,395         14,437           15,203           15,395           17,495         21,815       12,245        15,600
7/00            15,746         14,730           15,405           15,654           18,900         23,772       12,975        16,641
7/01            14,825         13,824           14,374           14,602           18,155         20,365       14,621        16,496
7/02            12,714         11,824           12,215           12,412           15,995         15,553       15,724        14,508
7/03            13,642         12,669           12,996           13,205           17,453         17,209       16,574        15,702
7/04            14,735         13,640           13,908           14,128           19,181         19,476       17,377        17,123
7/05            16,108         14,877           15,064           15,292           21,170         22,212       18,211        19,197
7/06            16,715         15,401           15,501           15,738           21,985         23,407       18,475        20,143

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED       ANNUALIZED       ANNUALIZED    ANNUALIZED
                                  ONE YEAR          3 YEAR           5 YEAR          10 YEAR        SINCE
                                   RETURN           RETURN           RETURN           RETURN      INCEPTION
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    3.77%            7.00%            2.43%            5.27%         7.41%
--------------------------------------------------------------------------------------------------------------
Class A Shares                      3.52%            6.73%            2.18%            5.01%         7.22%+
--------------------------------------------------------------------------------------------------------------
Class A Shares with load*          -2.15%            4.74%            1.03%            4.41%         6.83%+
--------------------------------------------------------------------------------------------------------------
Class B Shares                      2.90%            6.05%            1.52%            4.48%+        6.89%+
--------------------------------------------------------------------------------------------------------------
Class B Shares with load**         -2.10%            5.16%            1.14%            4.48%+        6.89%+
--------------------------------------------------------------------------------------------------------------
Class C Shares                      2.92%            6.03%            1.51%            4.64%+        6.99%+
--------------------------------------------------------------------------------------------------------------
Class C Shares with load***         1.92%            6.03%            1.51%            4.64%+        6.99%+
--------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) to November 13, 1992 (commencement of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Balanced Fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            3

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                       TOP TEN HOLDINGS*

COMPANY                                                % OF
                                                    PORTFOLIO**

ISHARES RUSSELL 2000
   VALUE INDEX FUND                                     1.9%

ISHARES S&P SMALLCAP 600
   VALUE INDEX FUND                                     1.9

ST. MARY LAND & EXPLORATION                             1.3

VERITAS DGC                                             1.1

SHURGARD STORAGE CENTERS,
   CL A REIT                                            1.1

DELPHI FINANCIAL GROUP, CL A                            1.0

VALMONT INDUSTRIES                                      1.0

ODYSSEY RE HOLDINGS                                     1.0

CASH AMERICA INTERNATIONAL                              0.9

ZENITH NATIONAL INSURANCE                               0.9

                          FUND SECTORS

SECTOR                                                 % OF
                                                    PORTFOLIO**

FINANCIALS                                             20.1%

INDUSTRIALS                                            17.7

CONSUMER DISCRETIONARY                                 14.7

INFORMATION TECHNOLOGY                                 12.8

MATERIALS                                               7.0

ENERGY                                                  6.3

HEALTH CARE                                             6.0

CONSUMER STAPLES                                        4.3

UTILITIES                                               4.1

REGULATED INVESTMENT COMPANY                            3.9

REPURCHASE AGREEMENT                                    2.3

TELECOMMUNICATIONS                                      0.8

 *    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

COGNITIVE VALUE
FUND

      PERFORMANCE

      For the ten month period from the predecessor fund's last fiscal year through July 31, 2006, the HighMark Cognitive Value Fund (the "Fund") produced a total return of 10.13% (Class M Shares). The Fund's one year return ended July 31, 2006, was 8.06% (Class M Shares). In comparison, the unmanaged S&P SmallCap 600/Citigroup Value Index returned 6.92% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The Fund outperformed its benchmark, the unmanaged S&P SmallCap 600/ Citigroup Value Index, by 1.14% for the period. As an investment style, small cap value stocks continued their recent history of strong performance. The investment environment generally favored value stocks, as global unrest, commodity price pressures, and mixed economic and interest rate signals prevented investor complacency. Of the four style quadrants (small growth, small value, large growth, large value), small cap value returns beat both large and small growth for the period, and were bested only by large cap value.

      The primary drivers of Fund performance were strong stock selection and value added from both quantitative and qualitative behavioral factors. Investor overreaction in the cases of Hurricanes Katrina and Rita, combined with investor under-reaction to positive corporate news helped to boost Fund performance for the period.

      Improvements to the Fund's quantitative stock ranking model also contributed to good absolute and relative performance. Better financial statement analysis, more sophisticated trading environment categorization and increased competitive intelligence gathering all combined to make the stock ranking model more robust.

      The Fund attempted to add active management value entirely through stock selection within industry sectors. Therefore, its goal was to remain sector neutral versus its competitors and the benchmark. When the competitors' sector weights deviated substantially from the benchmark's, the Fund was aligned with the competitors and away from the benchmark. This alignment was of benefit to the Fund versus its benchmark in the second half of the period due to sector overweightings in energy and underweightings in technology.

      The Fund's current benchmark, the S&P SmallCap 600/Citigroup Value Index, replaced the S&P SmallCap/600 Barra Value Index on December 16, 2005. The Fund also monitored competitors' sector weights and attempted to remain sector neutral versus those competitors.

--------------------------------------------------------------------------------

4                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK COGNITIVE VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
TOM MUDGE
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 HighMark         HighMark         HighMark         HighMark
              Cognitive Value  Cognitive Value  Cognitive Value  Cognitive Value  S&P SmallCap   Morningstar
               Fund, Class M   Fund, Fiduciary   Fund, Class A    Fund, Class C   600/Citigroup  Small Value
                  Shares           Shares           Shares+          Shares+       Value Index     Category
5/31/01          $10,000          $10,000           $ 9,450          $10,000         $10,000       $10,000
7/01              10,120           10,116             9,556           10,103          10,335        10,125
7/02               9,576            9,550             8,998            9,466           9,420         8,879
7/03              10,465           10,411             9,785           10,244          10,870        10,078
7/04              12,420           12,328            11,559           12,039          13,191        10,984
7/05              15,394           15,244            14,256           14,774          16,600        12,245
7/06              16,635           16,458            15,356           15,811          17,749        12,701

---------------------------------------------------------------------------------------------
                                                 ANNUALIZED     ANNUALIZED       ANNUALIZED
                                  ONE YEAR         3 YEAR         5 YEAR           SINCE
                                  RETURN(1)        RETURN         RETURN         INCEPTION
---------------------------------------------------------------------------------------------
Fiduciary Shares                    7.98%+         16.47%+        10.23%+         10.00%+
---------------------------------------------------------------------------------------------
Class A Shares                      7.67%+         16.18%+         9.95%+          9.73%+
---------------------------------------------------------------------------------------------
Class A Shares with load*           1.74%+         14.02%+         8.71%+          8.53%+
---------------------------------------------------------------------------------------------
Class C Shares                      7.04%+         15.56%+         9.38%+          9.14%+
---------------------------------------------------------------------------------------------
Class C Shares with load**          6.10%+         15.56%+         9.38%+          9.14%+
---------------------------------------------------------------------------------------------
Class M Shares                      8.06%          16.71%         10.45%          10.24%
---------------------------------------------------------------------------------------------

  + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects a sales charge of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

(1) On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard Cognitive Value Fund (see Note 9 in notes to financial statements). The fiscal year end of Bailard Cognitive Value Fund, the predecessor fund to HighMark Cognitive Value Fund, was September 30. The fiscal year end of the successor HighMark Fund is July
      31. Fiduciary Shares commenced operations on July 3, 2006. Class A and Class C Shares commenced operations on April 3, 2006. Fiduciary, Class A and Class C returns, from commencement of operations through July 31, 2006, can be found in the financial highlights section of this report. The return for Class M Shares, from September 30, 2005 through July 31, 2006, can be found in the financial highlights section of this report.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            5

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS

COMPANY                                                 % OF
                                                     PORTFOLIO*

PFIZER                                                  4.1%

CITIGROUP                                               3.4

NORTHROP GRUMMAN                                        3.2

NATIONAL CITY                                           3.1

GOLDMAN SACHS GROUP                                     3.0

GENERAL ELECTRIC                                        3.0

EXXON MOBIL                                             2.8

HESS                                                    2.7

BANK OF AMERICA                                         2.5

NOKIA ADR                                               2.3

                          FUND SECTORS

SECTOR                                                  % OF
                                                     PORTFOLIO*

FINANCIALS                                             20.6%

INFORMATION TECHNOLOGY                                 15.3

HEALTH CARE                                            13.2

INDUSTRIALS                                            12.9

ENERGY                                                  9.5

CONSUMER STAPLES                                        9.5

CONSUMER DISCRETIONARY                                  9.4

MATERIALS                                               3.6

UTILITIES                                               3.1

TELECOMMUNICATIONS                                      2.7

REPURCHASE AGREEMENT                                    0.2

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CORE EQUITY FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark Core Equity Fund (the "Fund") produced a total return of 9.53% (Fiduciary Shares). In comparison, the unmanaged S&P 500 Composite Index returned 5.38% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Volatility in capital markets increased as geopolitical concerns collided with heightened uncertainty about inflation and interest rate hikes. Despite these concerns, the underlying economic environment remained stable and strong. With near full employment and rising incomes, consumers remained resilient while industrial activity accelerated. A combination of steady economic growth, accelerating international economies and collaborative secular disinflationary forces yielded robust profit margins and high productivity.

      As economic activity grew, the Federal Reserve effectively executed an increase to equilibrium, raising the Federal Funds rate to 5.25%. Rising corporate earnings and increasing cash flow helped boost capital investment spending and share buyback programs. Demand for consumer goods and continued urbanization within developing economies fueled a secular boost to global growth. Energy, telecommunication and utility sectors all performed well, while the consumer discretionary and information technology sectors lagged over the past 12 months.

      For the year ended July 31, 2006, the Fund outperformed its benchmark, the S&P 500 Composite Index, by 4.15%. Fund performance was driven primarily by security selection. The financial sector contributed positively to Fund performance, specifically with holdings in Goldman Sachs Group and JPMorgan Chase. Other top performers included Englehard (acquired by chemical giant BASF), which has since been sold, aerospace/defense conglomerate Northrop Grumman, and Ryder System, which particularly benefited from strong growth in logistics and supply chain management. King Pharmaceuticals and Manpower rounded out the Fund's top holdings.

      Investor concerns about a weak housing market spilled over into home improvement spending, so that Home Depot topped the list of the largest contributors to negative performance. Other poor performers included Intel, STMicroelectronics and Brunswick.

--------------------------------------------------------------------------------

6                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CORE EQUITY FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RICHARD ROCKE
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               HighMark Core    HighMark Core    HighMark Core    HighMark Core    S&P 500   Morningstar
               Equity Fund,     Equity Fund,     Equity Fund,     Equity Fund,    Composite  Large Blend
             Fiduciary Shares  Class A Shares+  Class B Shares+  Class C Shares+    Index     Category
5/31/00          $10,000           $9,450           $10,000          $10,000       $10,000     $10,000
7/00               9,768            9,231             9,758            9,768        10,087      10,125
7/01               8,312            7,829             8,230            8,312         8,642       8,879
7/02               6,296            5,914             6,178            6,296         6,600       6,877
7/03               6,872            6,441             6,685            6,872         7,302       7,495
7/04               7,546            7,051             7,260            7,503         8,264       8,356
7/05               8,411            7,849             8,030            8,298         9,425       9,570
7/06               9,213            8,567             8,723            9,003         9,932      10,045

-----------------------------------------------------------------------------------------------
                                                  ANNUALIZED     ANNUALIZED        ANNUALIZED
                                   ONE YEAR         3 YEAR         5 YEAR            SINCE
                                    RETURN          RETURN         RETURN          INCEPTION
-----------------------------------------------------------------------------------------------
Fiduciary Shares                     9.53%          10.26%          2.08%            -1.32%
-----------------------------------------------------------------------------------------------
Class A Shares                       9.15%           9.98%          1.82%            -1.58%+
-----------------------------------------------------------------------------------------------
Class A Shares with load*            3.16%           7.93%          0.67%            -2.47%+
-----------------------------------------------------------------------------------------------
Class B Shares                       8.63%           9.27%          1.17%            -2.19%+
-----------------------------------------------------------------------------------------------
Class B Shares with load**           3.63%           8.43%          0.78%            -2.19%+
-----------------------------------------------------------------------------------------------
Class C Shares                       8.50%           9.42%+         1.61%+           -1.69%+
-----------------------------------------------------------------------------------------------
Class C Shares with load***          7.50%           9.42%+         1.61%+           -1.69%+
-----------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            7

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS

COMPANY                                                 % OF
                                                     PORTFOLIO*

GOOGLE, CL A                                            3.8%

MICROSOFT                                               3.5

CISCO SYSTEMS                                           2.8

QUALCOMM                                                2.7

APPLE COMPUTER                                          2.6

ORACLE                                                  2.3

YAHOO!                                                  2.1

NOKIA ADR                                               1.9

INTEL                                                   1.8

EMC                                                     1.7

                          FUND SECTORS

SECTOR                                                  % OF
                                                     PORTFOLIO*

INFORMATION TECHNOLOGY                                 81.6%

HEALTH CARE                                            13.3

CONSUMER DISCRETIONARY                                  3.0

REPURCHASE AGREEMENT                                    1.1

TELECOMMUNICATIONS                                      0.6

INDUSTRIALS                                             0.4

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ENHANCED GROWTH FUND

      PERFORMANCE

      For the ten month period from the predecessor fund's last fiscal year through July 31, 2006, the HighMark Enhanced Growth Fund (the "Fund") produced a total return of -8.09% (Class M Shares). The Fund's one year return ended July 31, 2006, was -8.40% (Class M Shares). In comparison, the unmanaged NASDAQ 100 Index returned -5.55% for the same period.

      FACTORS AFFECTING PERFORMANCE

      After beginning strongly and maintaining positive momentum for the majority of the period, the Fund slipped into negative territory as the period drew to a close.

      An analysis of performance over this period highlights some of the reasons for the Fund's underperformance relative to its benchmark. The Fund maintained a slight overweight to the information technology sector over much of this time period. Due to technology stocks' poor performance, this overweight detracted from the Fund's performance. This poor performance was accentuated in the last four months of the period, when the Fund's exposure to this sector was increased. This sector's weak performance led to much of the underperformance relative to the NASDAQ 100 Index over this period.

      In terms of industry allocation, a specific overweight that hurt the Fund's relative performance was the poor performance of the semi-conductor sector. However, this poor performance was somewhat offset within the Fund by strong stock selection. The Fund benefited from its exposure to the health care sector, which performed well during this time period. Health care stocks outperformed the NASDAQ 100 Index over this same period, and the Fund's stock selection in this sector also contributed to the bottom line.

--------------------------------------------------------------------------------

8                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK ENHANCED GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
SONYA THADHANI
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX AND THE MORNINGSTAR SPECIALTY - TECHNOLOGY CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                  HighMark           HighMark           HighMark                  Morningstar
                  Enhanced           Enhanced           Enhanced                  Specialty -
                Growth Fund,       Growth Fund,       Growth Fund,       NASDAQ   Technology
               Class M Shares     Class A Shares+    Class C Shares+   100 Index   Category
5/31/01           $10,000              $9,450            $10,000        $10,000     $10,000
7/01                9,320               8,799              9,303          9,355       9,227
7/02                5,490               5,158              5,426          5,350       6,459
7/03                7,180               6,711              7,025          7,112       7,331
7/04                7,840               7,292              7,595          7,818       7,990
7/05                8,886               8,223              8,522          8,994       8,908
7/06                8,139               7,488              7,745          8,495       8,664

------------------------------------------------------------------------------------------------------
                                                      ANNUALIZED       ANNUALIZED         ANNUALIZED
                                     ONE YEAR           3 YEAR           5 YEAR             SINCE
                                     RETURN(1)          RETURN           RETURN           INCEPTION
------------------------------------------------------------------------------------------------------
Class A Shares                        -8.94%+           3.70%+           -3.17%+           -4.41%+
------------------------------------------------------------------------------------------------------
Class A Shares with load*            -13.90%+           1.78%+           -4.27%+           -5.45%+
------------------------------------------------------------------------------------------------------
Class C Shares                        -9.13%+           3.32%+           -3.61%+           -4.83%+
------------------------------------------------------------------------------------------------------
Class C Shares with load**           -10.04%+           3.32%+           -3.61%+           -4.83%+
------------------------------------------------------------------------------------------------------
Class M Shares                        -8.40%            4.27%            -2.67%            -3.90%
------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects a sales charge of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

(1) On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard Enhanced Growth Fund (see Note 9 in notes to financial statements). The fiscal year end of Bailard Enhanced Growth Fund, the predecessor fund to HighMark Enhanced Growth Fund, was September 30. The fiscal year end of the successor HighMark Fund is July
      31. Class A and Class C Shares commenced operations on April 3, 2006. Class A and Class C returns, from commencement of operations through July 31, 2006, can be found in the financial highlights section of this report. The return for Class M Shares, from September 30, 2005 through July 31, 2006, can be found in the financial highlights section of this report.


--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            9

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                       TOP TEN HOLDINGS*

COMPANY                                                % OF
                                                    PORTFOLIO**

NOVARTIS                                                1.4%

NESTLE                                                  1.3

ROYAL DUTCH SHELL, CL A                                 1.2

UBS                                                     1.2

ROCHE HOLDING                                           1.2

ING GROEP                                               1.1

HSBC HOLDINGS                                           1.1

BP                                                      1.0

TOTAL                                                   1.0

NORSK HYDRO                                             0.9

                          FUND SECTORS

SECTOR                                                 % OF
                                                    PORTFOLIO**

FINANCIALS                                             29.1%

CONSUMER DISCRETIONARY                                 12.2

INDUSTRIALS                                            10.4

ENERGY                                                  9.2

MATERIALS                                               8.3

HEALTH CARE                                             6.6

CONSUMER STAPLES                                        5.5

INFORMATION TECHNOLOGY                                  5.3

TELECOMMUNICATIONS                                      4.5

UTILITIES                                               4.3

REGULATED INVESTMENT COMPANY                            2.9

REPURCHASE AGREEMENT                                    1.7

 *    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

INTERNATIONAL
OPPORTUNITIES FUND

      PERFORMANCE

      For the ten month period from the predecessor fund's last fiscal year through July 31, 2006, the HighMark International Opportunities Fund (the "Fund") produced a total return of 17.96% (Class M Shares). The Fund's one year return ended July 31, 2006, was 27.97% (Class M Shares). In comparison, the unmanaged MSCI All-Country World ex-US Index (Gross) returned 25.10% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Improving economic indicators and corporate restructuring efforts drove developed international markets to positive gains for most of the period. Emerging markets, fed by increasing demand and rising prices for oil and other commodities, soared higher still, surpassing U.S. stock returns in the first three quarters.

      However, mid-May saw a change in the international macro-economic environment on the heels of comments made by the new Federal Reserve Chairman, Ben Bernanke. As a result, an overseas sell-off occurred that flowed back to the U.S. Despite this brief setback, the Fund did not see global volatility reach a threshold where a dramatic readjustment of the portfolio was needed.

      The Fund outperformed the MSCI All-Country World ex-US Index, by 2.87%. Fund performance was driven mainly by gains for most of the period in Japan and the emerging markets of Europe and Latin America. Toward the end of the period, foreign currencies, especially in the emerging area, were bolstered as central bankers raised short-term interest rates.

      A slight detractor of Fund performance was the Fund's overweight in the Japanese market and its underweight in the United Kingdom. The United Kingdom outperformed the Japanese market, so the allocation had an adverse effect on overall returns.

--------------------------------------------------------------------------------

10                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK INTERNATIONAL OPPORTUNITIES
FUND INVESTMENT OBJECTIVE

THE HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
PETER HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL-COUNTRY WORLD EX-US INDEX AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                   HighMark             HighMark             HighMark             HighMark           MSCI      Morningstar
                 International        International        International        International     All-Country    Foreign
              Opportunities Fund,  Opportunities Fund,  Opportunities Fund,  Opportunities Fund,  World ex-US  Large Blend
                Class M Shares      Fiduciary Shares      Class A Shares+      Class C Shares+       Index      Category
7/31/96             $10,000              $10,000              $ 9,450              $10,000          $10,000     $10,000
7/97                 12,618               12,597               11,873               12,503           12,047      11,972
7/98                 14,079               14,031               13,193               13,825           11,993      11,828
7/99                 14,349               14,276               13,390               13,960           13,308      13,037
7/00                 15,793               15,684               14,675               15,222           14,712      14,315
7/01                 11,963               11,858               11,071               11,426           11,359      10,945
7/02                 10,215               10,108                9,413                9,666            9,600       9,168
7/03                 11,297               11,159               10,365               10,590           10,418       9,880
7/04                 14,006               13,811               12,796               13,010           13,007      12,261
7/05                 17,752               17,472               16,150               16,337           16,179      15,160
7/06                 22,717               22,359               20,607               20,705           20,161      18,672

-----------------------------------------------------------------------------------------------------------
                                                 ANNUALIZED     ANNUALIZED      ANNUALIZED     ANNUALIZED
                                  ONE YEAR         3 YEAR         5 YEAR         10 YEAR         SINCE
                                  RETURN(1)        RETURN         RETURN          RETURN       INCEPTION
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares                    27.94%+        26.08%+        13.52%+          8.38%+        8.58%+
-----------------------------------------------------------------------------------------------------------
Class A Shares                      27.60%+        25.75%+        13.21%+          8.10%+        8.31%+
-----------------------------------------------------------------------------------------------------------
Class A Shares with load*           20.51%+        23.44%+        11.96%+          7.48%+        8.08%+
-----------------------------------------------------------------------------------------------------------
Class C Shares                      26.79%+        25.06%+        12.63%+          7.54%+        7.76%+
-----------------------------------------------------------------------------------------------------------
Class C Shares with load**          25.79%+        25.06%+        12.63%+          7.54%+        7.76%+
-----------------------------------------------------------------------------------------------------------
Class M Shares                      27.97%         26.22%         13.68%           8.55%         8.76%
-----------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Class M Shares from September 4, 1979 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects a sales charge of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

(1) On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard International Equity Fund (see Note 9 in notes to financial statements). The fiscal year end of Bailard International Equity Fund, the predecessor fund to HighMark International Opportunities Fund, was September 30. The fiscal year end of the successor HighMark Fund is July 31. Fiduciary Shares commenced operations on April 4, 2006. Class A and Class C Shares commenced operations on April 3, 2006. Fiduciary, Class A and Class C returns, from commencement of operations through July 31, 2006, can be found in the financial highlights section of this report. The return for Class M Shares, from September 30, 2005 through July 31, 2006, can be found in the financial highlights section of this report.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           11

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                       TOP TEN HOLDINGS*

COMPANY                                                % OF
                                                    PORTFOLIO**

SCHLUMBERGER                                            4.5%

SLM                                                     4.4

SMITH INTERNATIONAL                                     4.2

GOOGLE, CL A                                            4.2

WALGREEN                                                3.9

GENERAL ELECTRIC                                        3.7

MONSANTO                                                3.7

COLGATE-PALMOLIVE                                       3.6

PEPSICO                                                 3.6

GENENTECH                                               3.5

                          FUND SECTORS

SECTOR                                                 % OF
                                                    PORTFOLIO**

INFORMATION TECHNOLOGY                                 22.8%

INDUSTRIALS                                            16.1

HEALTH CARE                                            14.9

CONSUMER STAPLES                                       13.1

FINANCIALS                                             12.8

ENERGY                                                  8.7

REPURCHASE AGREEMENT                                    4.7

MATERIALS                                               3.7

CONSUMER DISCRETIONARY                                  3.2

 *    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

LARGE CAP
GROWTH FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark Large Cap Growth Fund (the "Fund") produced a total return of 2.07% (Fiduciary Shares). In comparison, the unmanaged S&P 500/Citigroup Growth Index returned -0.61% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The market faced significant headwinds over the past year in the form of high energy prices, rising interest rates and a slowdown in the housing sector. Against this backdrop, increased capital spending in the energized industrial sector was an important driver of GDP growth, partially offsetting weakness in the consumer sector.

      For the year, the Fund outpaced its benchmark, the S&P 500/Citigroup Growth Index by 2.68%. Strong stock selection is believed to be the primary driver of Fund performance during the period. Holdings in the energy, financial services and technology sectors were particularly rewarding. Within energy, the Fund benefited from its holdings in Schlumberger, the world's largest oil services company. As sector earnings and cash flows increased, Schlumberger was well positioned for a renewed drive in oil exploration. The technology sector also performed well, with strong performance from holdings in Apple Computer and Google. Financial services performed well relative to its benchmark, and the Fund benefited from overweighting in that sector. Finally, the Fund benefited from its underweighting in the weak performing consumer discretionary sector, and from the strong stock price performance from its position in Las Vegas Sands.

      One disappointment over the year occurred in the health care sector. Overall, health care was up slightly when compared with its benchmark, but was underweighted within the Fund. Additionally, Alcon and Genentech, among the Fund's top performers in the previous year, did not perform to expectations.

      While these were slight detractors from the overall results, the Fund's performance was relatively strong for the fiscal year.

--------------------------------------------------------------------------------

12                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DANIEL BECKER
WADDELL & REED INVESTMENT
MANAGEMENT CO.

[PHOTO OMITTED]

PORTFOLIO MANAGER
PHILIP SANDERS
WADDELL & REED INVESTMENT
MANAGEMENT CO.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX, THE S&P 500/ CITIGROUP GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               HighMark      HighMark      HighMark      HighMark
               Large Cap     Large Cap     Large Cap     Large Cap                  S&P 500/
             Growth Fund,  Growth Fund,  Growth Fund,  Growth Fund,    Russell      Citigroup    Morningstar
               Fiduciary      Class A       Class B       Class C    1000 Growth     Growth      Large Growth
                Shares        Shares        Shares+       Shares+       Index        Index++       Category
7/31/96         $10,000       $ 9,450       $10,000       $10,000      $10,000       $10,000       $10,000
7/97             14,854        14,032        14,854        14,854       15,185        15,788        14,481
7/98             18,210        17,156        18,131        18,210       18,210        19,362        17,125
7/99             21,349        20,059        21,079        21,349       22,588        24,344        21,328
7/00             23,725        22,239        23,225        23,597       28,094        29,924        27,112
7/01             12,880        12,047        12,488        12,702       18,244        21,357        19,119
7/02              9,690         9,053         9,321         9,469       12,999        14,918        13,674
7/03             10,766        10,005        10,247        10,426       14,512        16,741        15,215
7/04             11,138        10,341        10,516        10,699       15,747        18,289        16,257
7/05             12,826        11,878        11,995        12,201       17,802        20,078        18,672
7/06             13,092        12,093        12,144        12,353       17,667        19,955        18,606

-----------------------------------------------------------------------------------------------------------
                                                 ANNUALIZED     ANNUALIZED      ANNUALIZED     ANNUALIZED
                                   ONE YEAR        3 YEAR         5 YEAR          10 YEAR        SINCE
                                    RETURN         RETURN         RETURN          RETURN       INCEPTION
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares                     2.07%          6.73%          0.33%           2.73%         4.80%
-----------------------------------------------------------------------------------------------------------
Class A Shares                       1.81%          6.52%          0.07%           2.50%         4.62%+
-----------------------------------------------------------------------------------------------------------
Class A Shares with load*           -3.75%          4.51%         -1.05%           1.92%         4.16%+
-----------------------------------------------------------------------------------------------------------
Class B Shares                       1.25%          5.83%         -0.56%           1.96%+        4.18%+
-----------------------------------------------------------------------------------------------------------
Class B Shares with load**          -3.75%          4.92%         -0.96%           1.96%+        4.18%+
-----------------------------------------------------------------------------------------------------------
Class C Shares                       1.24%          5.82%         -0.56%           2.14%+        4.32%+
-----------------------------------------------------------------------------------------------------------
Class C Shares with load***          0.24%          5.82%         -0.56%           2.14%+        4.32%+
-----------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ The S&P 500/Citigroup Growth Index is replacing the S&P 500/BARRA Growth Index as the Fund's benchmark due to the announcement of Standard & Poor's to discontinue the S&P 500/BARRA Growth Index.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           13

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS

COMPANY                                                 % OF
                                                     PORTFOLIO*

EXXON MOBIL                                              6.7%

CITIGROUP                                                4.5

PFIZER                                                   3.7

JPMORGAN CHASE                                           3.5

WELLS FARGO                                              2.6

VERIZON COMMUNICATIONS                                   2.4

MORGAN STANLEY                                           2.0

MERRILL LYNCH                                            1.9

CONOCOPHILLIPS                                           1.9

WACHOVIA                                                 1.8

                          FUND SECTORS

SECTOR                                                  % OF
                                                     PORTFOLIO*

FINANCIALS                                              35.8%

ENERGY                                                  15.3

CONSUMER DISCRETIONARY                                   7.7

HEALTH CARE                                              7.5

CONSUMER STAPLES                                         7.3

UTILITIES                                                6.0

TELECOMMUNICATIONS                                       5.1

INDUSTRIALS                                              5.0

MATERIALS                                                5.0

INFORMATION TECHNOLOGY                                   4.3

REPURCHASE AGREEMENT                                     1.0

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

LARGE CAP VALUE
FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark Large Cap Value Fund (the "Fund") produced a total return of 10.82% (Fiduciary Shares). In comparison, the unmanaged Russell 1000 Value Index returned 11.59% for the same period.

      FACTORS AFFECTING PERFORMANCE

      During the past fiscal year, value-style investing was the place to be in the U.S. equity market -- and the larger the market cap the better. More recently, the market experienced higher volatility, and several benchmarks that were performing well through April fell into negative territory before rising again. These movements created an environment that proved somewhat challenging for the Fund.

      The Fund's investment approach assured that performance was driven by bottom-up stock selection and the measures used to pick stocks. Specifically, a focus on stocks exhibiting better value than those in the benchmark, along with a tilt toward companies with forward momentum, boosted the Fund's relative return over the past 12 months, although not enough to push it ahead of the benchmark. Over this period, the examination of company management had little impact on performance, and a bias away from the largest-capitalization names was costly in the current bigger-is-better environment. Although the Fund is sector-neutral, it followed bottom-up stock valuation to overweight the more attractive industries or underweight the less attractive industries within each sector. Although the decision to overweight construction-related names in the capital goods sector proved a drag on relative return, the decision to underweight media companies in the consumer discretionary sector had a positive impact on performance. Diversification and risk controls served to ensure that one security alone would not drive performance. Instead, the Fund looked to outperform with incremental gains across the 100-plus names held. That said, the top three individual contributors were steel manufacturer Nucor, the tobacco holding company Reynolds American and IPSC, another steel industry name. The three biggest detractors were JPMorgan Chase, Merck, which has since been sold, and AT&T -- all companies the Fund chose to avoid holding or underweight relative to the benchmark.

--------------------------------------------------------------------------------

14                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP
VALUE FUND INVESTMENT
OBJECTIVE

THE HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
TED ARONSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEVIN JOHNSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]

PORTFOLIO MANAGER
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 HighMark         HighMark        HighMark         HighMark
                 Large Cap        Large Cap       Large Cap        Large Cap                   Morningstar
                Value Fund,      Value Fund,     Value Fund,      Value Fund,    Russell 1000  Large Value
             Fiduciary Shares  Class A Shares  Class B Shares+  Class C Shares+   Value Index   Category
7/31/96           $10,000          $ 9,450         $10,000          $10,000         $10,000     $10,000
7/97               14,013           13,227          14,013           14,013          14,883      14,352
7/98               15,525           14,616          15,458           15,525          17,519      15,744
7/99               17,734           16,653          17,506           17,734          20,145      17,681
7/00               16,019           15,011          15,668           15,938          19,138      17,134
7/01               15,555           14,528          15,066           15,323          20,810      18,877
7/02               11,773           10,961          11,304           11,497          17,223      15,294
7/03               12,628           11,742          12,029           12,228          19,074      16,593
7/04               15,194           14,088          14,338           14,575          22,446      19,130
7/05               18,438           17,063          17,237           17,536          26,718      22,152
7/06               20,433           18,858          18,928           19,265          29,814      23,971

-----------------------------------------------------------------------------------------------------------
                                                 ANNUALIZED     ANNUALIZED      ANNUALIZED     ANNUALIZED
                                   ONE YEAR        3 YEAR         5 YEAR          10 YEAR         SINCE
                                    RETURN         RETURN         RETURN          RETURN        INCEPTION
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares                    10.82%         17.40%          5.61%           7.41%         11.31%
-----------------------------------------------------------------------------------------------------------
Class A Shares                      10.52%         17.11%          5.36%           7.15%         11.20%+
-----------------------------------------------------------------------------------------------------------
Class A Shares with load*            4.43%         14.92%          4.18%           6.55%         10.93%+
-----------------------------------------------------------------------------------------------------------
Class B Shares                       9.81%         16.31%          4.67%           6.59%+        10.93%+
-----------------------------------------------------------------------------------------------------------
Class B Shares with load**           4.81%         15.57%          4.33%           6.59%+        10.93%+
-----------------------------------------------------------------------------------------------------------
Class C Shares                       9.86%         16.36%          4.69%           6.78%+        11.02%+
-----------------------------------------------------------------------------------------------------------
Class C Shares with load***          8.86%         16.36%          4.69%           6.78%+        11.02%+
-----------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-endsales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           15

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                       TOP TEN HOLDINGS*

COMPANY                                                 % OF
                                                    PORTFOLIO**

HOLOGIC                                                 1.1%

GENLYTE GROUP                                           0.9

GENERAL CABLE                                           0.9

INVENTIV HEALTH                                         0.9

TRIMBLE NAVIGATION                                      0.9

CORRECTIONS CORP OF AMERICA                             0.8

CERADYNE                                                0.8

PALOMAR MEDICAL TECHNOLOGIES                            0.8

SUPERIOR ENERGY SERVICES                                0.8

ESTERLINE TECHNOLOGIES                                  0.7

                          FUND SECTORS

SECTOR                                                 % OF
                                                    PORTFOLIO**

INFORMATION TECHNOLOGY                                 23.6%

INDUSTRIALS                                            21.6

HEALTH CARE                                            15.8

CONSUMER DISCRETIONARY                                 13.3

FINANCIALS                                              8.9

ENERGY                                                  8.2

MATERIALS                                               4.6

REPURCHASE AGREEMENT                                    2.3

CONSUMER STAPLES                                        1.2

TELECOMMUNICATIONS                                      0.5

 *    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP GROWTH
FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark Small Cap Growth Fund (the "Fund") produced a total return of -4.16% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Growth Index returned 1.53% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Equity markets performed well throughout most of the Fund's fiscal year. For the first half of the year, small capitalization stocks outperformed large capitalization stocks, and within the small cap universe, growth significantly outpaced value.

      The second half of the fiscal year brought a new portfolio management team led by Stuart Van Arsdale and Jim Foster of Trusco Capital Management. Small cap performance remained strong in the first quarter of 2006. But momentum gained at the beginning of the calendar year was difficult to maintain and propel forward. This factor, combined with continued interest rate hikes and slowing GDP growth, caused investors to retrench in the later part of the first quarter, and this trend continued into the second quarter. The resulting sell-off, as well as a flight to quality in the large cap space, made for a difficult investment environment. The Fund underperformed its benchmark, the Russell 2000 Growth Index, for the fiscal year.

      A poorly performing technology sector was responsible for the bulk of the Fund's underperformance. Positive performance occurred in the energy, industrial, material and health care sectors -- due mainly to strong stock selection. These positive performing sectors, along with the Fund's portfolio of 200-plus companies, helped to mitigate the technology sector's underperformance.

--------------------------------------------------------------------------------

16                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP
GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP GROWTH FUND SEEKS TO PROVIDE LONG TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JAMES P. FOSTER
TRUSCO CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
STUART VAN ARSDALE
TRUSCO CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                     HighMark         HighMark        HighMark        HighMark
                    Small Cap         Small Cap       Small Cap       Small Cap                   Morningstar
                   Growth Fund,     Growth Fund,    Growth Fund,    Growth Fund,   Russell 2000  Small Growth
                 Fiduciary Shares  Class A Shares  Class B Shares  Class C Shares  Growth Index    Category
4/30/03               $10,000          $ 9,450         $10,000         $10,000        $10,000       $10,000
7/03                   11,659           11,017          11,650          11,649         12,199        11,930
7/04                   11,901           11,217          11,781          11,780         13,580        13,306
7/05                   14,794           13,913          14,524          14,523         16,647        16,261
7/06                   14,179           13,292          13,493          13,792         16,901        16,368

----------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED
                                   ONE YEAR         3 YEAR         SINCE
                                    RETURN          RETURN      INCEPTION+
----------------------------------------------------------------------------
Fiduciary Shares                    -4.16%          6.74%         11.56%
----------------------------------------------------------------------------
Class A Shares                      -4.46%          6.46%         11.29%
----------------------------------------------------------------------------
Class A Shares with load*           -9.72%          4.48%          9.38%
----------------------------------------------------------------------------
Class B Shares                      -5.03%          5.79%         10.62%
----------------------------------------------------------------------------
Class B Shares with load**          -9.51%          4.89%          9.88%
----------------------------------------------------------------------------
Class C Shares                      -5.03%          5.79%         10.62%
----------------------------------------------------------------------------
Class C Shares with load***         -5.93%          5.79%         10.62%
----------------------------------------------------------------------------

  +   Commenced operations on April 28, 2003.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           17

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                       TOP TEN HOLDINGS*

COMPANY                                                 % OF
                                                    PORTFOLIO**

GROUP 1 AUTOMOTIVE                                      1.3%

AMERUS GROUP                                            1.3

GREIF, CL A                                             1.3

OLD NATIONAL BANCORP                                    1.2

REPUBLIC BANCORP                                        1.2

ARVINMERITOR                                            1.2

IKON OFFICE SOLUTIONS                                   1.1

HRPT PROPERTIES TRUST                                   1.1

AVISTA                                                  1.1

BJ'S WHOLESALE CLUB                                     1.1

                          FUND SECTORS

SECTOR                                                 % OF
                                                    PORTFOLIO**

FINANCIALS                                             28.2%

INDUSTRIALS                                            16.7

CONSUMER DISCRETIONARY                                 14.6

INFORMATION TECHNOLOGY                                 11.0

MATERIALS                                               9.4

ENERGY                                                  4.3

CONSUMER STAPLES                                        4.2

UTILITIES                                               4.1

REPURCHASE AGREEMENT                                    3.8

HEALTH CARE                                             2.5

TELECOMMUNICATIONS                                      1.2

 *    EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

** EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP VALUE
FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark Small Cap Value Fund (the "Fund") produced a total return of -0.01% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Value Index returned 6.93% for the same period.

      FACTORS AFFECTING PERFORMANCE

      During the fiscal year, the markets continued their volatile run. At this time last year, the Fund was 4% ahead of its benchmark, the Russell 2000 Value Index. Small cap stocks started strong, with a third quarter 2005 rally that exceeded large cap stocks by more than 100 basis points. In the first four months of 2006 alone, the buying of growth and lower quality stocks caused the benchmark to rise by 14% and the Fund, by comparison, to rise 11%. But declines in the second quarter saw the Fund and its benchmark decline to current levels.

      Even though the Fund's sector overweightings and underweightings tend to be modest in both directions, it benefited from slight overweighting in energy and industrials. However, some sectors of the consumer discretionary space that have traditionally performed well for the Fund, specifically homebuilders, hurt performance. The same can be said of the financial sector, which, along with the homebuilder sector, was adversely impacted by the rising interest rate environment. Lastly, consumer staples lagged due to lower levels of consumer discretionary income.

      The Fund employed a conservative, defensive portfolio structure and sought to maintain lower P/E ratios and betas. Because of this structure, the Fund typically lagged in periods of market recovery. And even though the Fund was somewhat protected in down markets, it still was not enough to make up ground on its benchmark in the second quarter.

--------------------------------------------------------------------------------

18                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                  HighMark         HighMark        HighMark        HighMark
                  Small Cap        Small Cap       Small Cap       Small Cap                   Morningstar
                 Value Fund,      Value Fund,     Value Fund,     Value Fund,    Russell 2000  Small Value
              Fiduciary Shares  Class A Shares  Class B Shares  Class C Shares+   Value Index   Category
9/30/98            $10,000          $ 9,450         $10,000         $10,000         $10,000      $10,000
7/99                12,479           11,778          12,398          12,479          11,208       11,990
7/00                14,529           13,670          14,336          14,488          11,752       12,493
7/01                14,122           13,246          13,804          13,950          14,543       15,797
7/02                14,136           13,225          13,695          13,840          13,742       14,984
7/03                17,033           15,891          16,325          16,493          16,300       17,502
7/04                20,562           19,137          19,538          19,743          20,022       21,467
7/05                26,546           24,645          25,009          25,249          25,371       26,724
7/06                26,543           24,593          24,791          25,042          27,130       27,718

--------------------------------------------------------------------------------------------
                                                 ANNUALIZED     ANNUALIZED      ANNUALIZED
                                   ONE YEAR        3 YEAR         5 YEAR          SINCE
                                    RETURN         RETURN         RETURN        INCEPTION
--------------------------------------------------------------------------------------------
Fiduciary Shares                    -0.01%         15.94%         13.45%          13.29%
--------------------------------------------------------------------------------------------
Class A Shares                      -0.21%         15.67%         13.17%          12.99%
--------------------------------------------------------------------------------------------
Class A Shares with load*           -5.71%         13.50%         11.91%          12.18%
--------------------------------------------------------------------------------------------
Class B Shares                      -0.87%         14.94%         12.42%          12.30%
--------------------------------------------------------------------------------------------
Class B Shares with load**          -5.46%         14.18%         12.17%          12.30%
--------------------------------------------------------------------------------------------
Class C Shares                      -0.82%         14.93%         12.41%          12.46%+
--------------------------------------------------------------------------------------------
Class C Shares with load***         -1.74%         14.93%         12.41%          12.46%+
--------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           19

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS

COMPANY                                                 % OF
                                                     PORTFOLIO*

EXXON MOBIL                                             3.9%

CITIGROUP                                               3.4

ALTRIA GROUP                                            3.3

QUESTAR                                                 3.1

GENERAL ELECTRIC                                        2.8

JPMORGAN CHASE                                          2.6

PFIZER                                                  2.5

MICROSOFT                                               2.4

BANK OF AMERICA                                         2.1

PARKER HANNIFIN                                         1.9

                          FUND SECTORS

SECTOR                                                % OF
                                                   PORTFOLIO*

FINANCIALS                                            22.4%

INDUSTRIALS                                           15.5

ENERGY                                                11.7

CONSUMER DISCRETIONARY                                11.5

CONSUMER STAPLES                                       9.5

INFORMATION TECHNOLOGY                                 9.3

HEALTH CARE                                            7.0

MATERIALS                                              5.8

UTILITIES                                              3.2

TELECOMMUNICATIONS                                     2.9

REPURCHASE AGREEMENT                                   0.9

REGULATED INVESTMENT COMPANY                           0.3

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

VALUE MOMENTUM
FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark Value Momentum Fund (the "Fund") produced a total return of 9.32% (Fiduciary Shares). In comparison, the unmanaged S&P 500 Composite Index returned 5.38% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The U.S. economy continued to rebound throughout the year. Long-term interest rates barely exceeded 5%, and inflation was effectively controlled. Although corporate investment spending began to recover from severely depressed levels, it was still well below normal levels when measured relative to sales and depreciation. Record levels of profitability and strong free cash flows left corporate balance sheets in good condition.

      Most classes of stocks performed well for the year, although U.S. equity markets did not perform as well in the second quarter of 2006 when compared with the first quarter. Investors reassessed risk in their portfolios and ran from areas of the market that were favorable at the start of the year. Oil prices were far above normal and uncertainties over the war in Iraq caused continued domestic and international concern.

      The Fund outpaced its benchmark, the S&P 500 Composite Index, for the period. The Fund's central theme was to invest in well-established, broad-based companies that exercised good capital discipline through dividend increases and major stock repurchase programs. The primary driver of Fund performance was its overweight relative to the index in the industrial and materials sectors, and a moderate overweight in the energy sector. The financial sector, the Fund's largest sector holding, also performed well.

      The technology sector was a slight drag on performance, due mainly to questions about growth rate and the relative worth of its stocks. Consumer staples and the consumer cyclical sectors also failed to meet expectations.

      Overall characteristics of the Fund during the year remained in line with its history and traditional value parameters. The weighted average dividend yield of the stocks in the Fund was higher than the S&P 500 Composite Index and the Fund's price-to-earnings ratio remained below the benchmark. However, as of July 31, 2006, the weighted average market cap of the portfolio was above the weighted average market cap of the S&P 500 Composite Index.

--------------------------------------------------------------------------------

20                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK VALUE
MOMENTUM FUND
INVESTMENT
OBJECTIVE

THE HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OMITTED]

TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                    HighMark              HighMark        HighMark Value         HighMark            S&P 500      Morningstar
              Value Momentum Fund,  Value Momentum Fund,  Momentum Fund,   Value Momentum Fund,     Composite     Large Value
                Fiduciary Shares       Class A Shares     Class B Shares+     Class C Shares+         Index        Category
7/31/96              $10,000               $ 9,450            $10,000             $10,000            $10,000        $10,000
7/97                  14,750                13,905             14,750              14,750             15,214         14,352
7/98                  16,110                15,151             16,038              16,110             18,149         15,744
7/99                  18,217                17,088             17,945              18,217             21,815         17,681
7/00                  19,031                17,811             18,573              18,918             23,772         17,134
7/01                  18,927                17,669             18,298              18,640             20,365         18,877
7/02                  15,130                14,091             14,508              14,765             15,553         15,294
7/03                  16,643                15,463             15,814              16,095             17,209         16,593
7/04                  19,254                17,838             18,121              18,449             19,476         19,130
7/05                  22,520                20,807             21,012              21,382             22,212         22,152
7/06                  24,619                22,692             22,768              23,165             23,407         23,971

-----------------------------------------------------------------------------------------------------------
                                               ANNUALIZED      ANNUALIZED        ANNUALIZED    ANNUALIZED
                                 ONE YEAR        3 YEAR          5 YEAR           10 YEAR         SINCE
                                  RETURN         RETURN          RETURN            RETURN       INCEPTION
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares                   9.32%         13.94%           5.40%            9.43%         11.39%
-----------------------------------------------------------------------------------------------------------
Class A Shares                     9.06%         13.64%           5.13%            9.15%         11.20%+
-----------------------------------------------------------------------------------------------------------
Class A Shares with load*          3.06%         11.51%           3.95%            8.54%         10.80%+
-----------------------------------------------------------------------------------------------------------
Class B Shares                     8.36%         12.92%           4.47%            8.58%+        10.83%+
-----------------------------------------------------------------------------------------------------------
Class B Shares with load**         3.54%         12.13%           4.18%            8.58%+        10.83%+
-----------------------------------------------------------------------------------------------------------
Class C Shares                     8.34%         12.90%           4.44%            8.76%+        10.96%+
-----------------------------------------------------------------------------------------------------------
Class C Shares with load***        7.38%         12.90%           4.44%            8.76%+        10.96%+
-----------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

*** Reflects a sales charge of 1.00%. The Class C front-end sales charge was discontinued February 25, 2004. Class C shares continue to be subject to a CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and April 2, 1992,(commencement of operations of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Value Momentum Fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           21

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                          FUND SECTORS

SECTOR                                                 % OF
                                                     PORTFOLIO

EQUITY FUNDS                                            88.8%

FIXED INCOME FUNDS                                       9.5

MONEY MARKET FUND                                        1.7

CAPITAL GROWTH
ALLOCATION FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark Capital Growth Allocation Fund (the "Fund") (Class A without load) returned 5.33%. In comparison, the Fund's unmanaged benchmark, a 80/15/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index, and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 4.75% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Volatility in capital markets increased as geopolitical concerns collided with heightened uncertainty about inflation and interest rate hikes. Despite these concerns, the underlying economic environment remained stable and strong. With near full employment and rising incomes, consumers remained resilient while industrial activity accelerated. A combination of steady economic growth, accelerating international economies, and collaborative secular disinflationary forces yielded robust profit margins and high productivity.

      As economic activity firmed, the Federal Reserve effectively executed an increase to equilibrium, raising the Federal Funds rate to 5.25%. Rising corporate earnings and increasing cash flow helped boost capital investment spending and share buy-back programs. Demand for consumer goods and continued urbanization within developing economies fueled a secular boost to global growth.

      Positive security selection within the underlying equity funds and short durations on the fixed income side were primary drivers of Fund performance. In addition, performance benefited from the Fund's top-down/bottom-up asset allocation strategy. With the top-down strategy, a tilt toward small cap value in the equity sector contributed to performance. Conversely, with the bottom-up approach, the Fund benefited from exposure to large cap core, growth and value momentum strategies.

      The timing of the addition of HighMark International Opportunities Fund in April 2006 resulted in a slight negative on performance. Despite this slight detractor, the overall Fund performance was relatively strong for the fiscal year.

--------------------------------------------------------------------------------

22                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CAPITAL GROWTH ALLOCATION FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CAPITAL GROWTH ALLOCATION FUND SEEKS PRIMARILY CAPITAL
APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 80% S&P 500 COMPOSITE INDEX, 15% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 HighMark          HighMark          80/15/5
              Capital Growth    Capital Growth      Hybrid of        S&P 500      Lehman Brothers    Citigroup Bond     Morningstar
             Allocation Fund,  Allocation Fund,   the following     Composite    U.S. Aggregate     3-Month Treasury    Large Blend
              Class A Shares    Class C Shares   three Indexes:       Index        Bond Index           Bill Index        Category
10/31/04         $ 9,450            $10,000          $10,000         $10,000         $10,000             $10,000           $10,000
7/05              10,505             11,053           10,890          11,067          10,170              10,183            11,113
7/06              11,065             11,557           11,407          11,663          10,318              10,604            11,664

--------------------------------------------------------------------------------
                                                                    ANNUALIZED
                                                       ONE YEAR        SINCE
                                                        RETURN      INCEPTION+
--------------------------------------------------------------------------------
Class A Shares                                           5.33%         9.18%
--------------------------------------------------------------------------------
Class A Shares with load*                               -0.46%         5.82%
--------------------------------------------------------------------------------
Class C Shares                                           4.56%         8.40%
--------------------------------------------------------------------------------
Class C Shares with load**                               3.56%         8.40%
--------------------------------------------------------------------------------

 +    Commenced operations on October 12, 2004.

 *    Reflects 5.50% sales charge.

**    Reflects maximum CDSC of 1.00%

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           23

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                          FUND SECTORS

SECTOR                                                 % OF
                                                     PORTFOLIO

EQUITY FUNDS                                           67.9%

FIXED INCOME FUNDS                                     27.6

MONEY MARKET FUND                                       4.5

GROWTH & INCOME
ALLOCATION FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark Growth & Income Allocation Fund (the "Fund") (Class A without load) returned 4.41%. In comparison, the Fund's unmanaged benchmark, a 60/35/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index, and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 3.98% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Volatility in capital markets increased as geopolitical concerns collided with heightened uncertainty about inflation and interest rate hikes. Despite these concerns, the underlying economic environment remained stable and strong. With near full employment and rising incomes, consumers remained resilient while industrial activity accelerated. A combination of steady economic growth, accelerating international economies, and collaborative secular disinflationary forces yielded robust profit margins and high productivity.

      As economic activity firmed, the Federal Reserve effectively executed an increase to equilibrium, raising the Federal Funds rate to 5.25%. Rising corporate earnings and increasing cash flow helped boost capital investment spending and share buy-back programs. Demand for consumer goods and continued urbanization within developing economies fueled a secular boost to global growth.

      Positive security selection within the underlying equity funds and short durations on the fixed income side were primary drivers of Fund performance. In addition, performance benefited from the Fund's top-down/bottom-up asset allocation strategy. With the top-down strategy, a tilt toward small cap value in the equity sector contributed to performance. Conversely, with the bottom-up approach, the Fund benefited from exposure to large cap core, growth and value momentum strategies.

      The timing of the addition of the HighMark International Opportunities Fund in April 2006 resulted in a slight negative on performance. Despite this slight detractor, the overall Fund performed relatively strong for the fiscal year.

--------------------------------------------------------------------------------

24                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK GROWTH & INCOME
ALLOCATION FUND
INVESTMENT OBJECTIVE

THE HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OMITTED]

TEAM LEADER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 COMPOSITE INDEX, 35% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                HighMark          HighMark                                                                            Morningstar
             Growth & Income   Growth & Income   60/35/5 Hybrid       S&P 500      Lehman Brothers   Citigroup Bond     Moderate
            Allocation Fund,  Allocation Fund,  of the following     Composite     U.S. Aggregate   3-Month Treasury   Allocation
             Class A Shares    Class C Shares    three Indexes:        Index         Bond Index        Bill Index       Category
10/31/04         $ 9,450           $10,000           $10,000          $10,000          $10,000           $10,000         $10,000
7/05              10,256            10,793            10,710           11,067           10,170            10,183          10,861
7/06              10,708            11,191            11,137           11,663           10,318            10,604          11,396

--------------------------------------------------------------------------------
                                                                    ANNUALIZED
                                                       ONE YEAR        SINCE
                                                        RETURN      INCEPTION+
--------------------------------------------------------------------------------
Class A Shares                                           4.41%         7.36%
--------------------------------------------------------------------------------
Class A Shares with load*                               -1.34%         4.05%
--------------------------------------------------------------------------------
Class C Shares                                           3.68%         6.60%
--------------------------------------------------------------------------------
Class C Shares with load**                               2.68%         6.60%
--------------------------------------------------------------------------------

 +    Commenced operations on October 12, 2004.

 *    Reflects 5.50% sales charge.

**    Reflects maximum CDSC of 1.00%

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           25

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                          FUND SECTORS

SECTOR                                                 % OF
                                                     PORTFOLIO

FIXED INCOME FUNDS                                     55.6%

EQUITY FUNDS                                           39.2

MONEY MARKET FUND                                       5.2

INCOME PLUS
ALLOCATION FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark Income Plus Allocation Fund (the "Fund") (Class A without load) returned 3.11%. In comparison, the Fund's unmanaged benchmark, a 30/65/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 2.80% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Volatility in capital markets increased as geopolitical concerns collided with heightened uncertainty about inflation and interest rate hikes. Despite these concerns, the underlying economic environment remained stable and strong. With near full employment and rising incomes, consumers remained resilient while industrial activity accelerated. A combination of steady economic growth, accelerating international economies, and collaborative secular disinflationary forces yielded robust profit margins and high productivity.

      As economic activity firmed, the Federal Reserve effectively executed an increase to equilibrium, raising the Federal Funds rate to 5.25%. Rising corporate earnings and increasing cash flow helped boost capital investment spending and share buy-back programs. Demand for consumer goods and continued urbanization within developing economies fueled a secular boost to global growth.

      Positive security selection within the underlying equity funds and short durations on the fixed income side were primary drivers of Fund performance. In addition, performance benefited from the Fund's top-down/bottom-up asset allocation strategy. With the top-down strategy, a tilt toward small cap value in the equity sector contributed to performance. Conversely, with the bottom-up approach, the Fund benefited from exposure to large cap core, growth and value momentum strategies.

      The timing of the addition of the HighMark International Opportunities Fund in April 2006 resulted in a slight negative on performance. Despite this slight detractor, the overall Fund performance was relatively strong for the fiscal year.

--------------------------------------------------------------------------------

26                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK INCOME PLUS ALLOCATION FUND
INVESTMENT OBJECTIVE

THE HIGHMARK INCOME PLUS ALLOCATION FUND SEEKS INCOME AND SECONDARILY CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 30% S&P 500 COMPOSITE INDEX, 65% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                Highmark        Highmark
              Income Plus     Income Plus    30/65/5 Hybrid                   Lehman       Citigroup Bond    Morningstar
               Allocation      Allocation        of the        S&P 500     Brothers U.S.      3-month       Conservative
             Fund, Class A   Fund, Class C      following     Composite   Aggregate Bond    Treasury Bill    Allocation
                 Shares          Shares      three Indexes:     Index          Index           Index          Category
10/31/04         $ 9,550         $10,000         $10,000       $10,000        $10,000         $10,000          $10,000
7/05              10,009          10,421          10,443        11,067         10,170          10,183           10,479
7/06              10,320          10,670          10,735        11,663         10,318          10,604           10,848

----------------------------------------------------------------------------
                                                                  ANNUALIZED
                                                     ONE YEAR       SINCE
                                                      RETURN      INCEPTION+
----------------------------------------------------------------------------
Class A Shares                                          3.11%        4.34%
----------------------------------------------------------------------------
Class A Shares with load*                              -1.55%        1.72%
----------------------------------------------------------------------------
Class C Shares                                          2.39%        3.62%
----------------------------------------------------------------------------
Class C Shares with load**                              1.39%        3.62%
----------------------------------------------------------------------------

 +    Commenced operations on October 12, 2004.

 *    Reflects 4.50% sales charge.

**    Reflects maximum CDSC of 1.00%

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            27

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS

HOLDING                                                 % OF
                                                     PORTFOLIO*

FNMA
  4.500%, 04/01/18                                     5.9%

U.S. TREASURY INFLATION
  INDEX NOTE
  3.000%, 07/15/12                                     4.6

U.S. TREASURY BOND
  7.250%, 05/15/16                                     4.3

U.S. TREASURY BOND
  8.125%, 08/15/19                                     3.7

FHLMC
  4.000%, 06/01/19                                     2.5

FNMA
  5.500%, 11/01/33                                     2.1

TYCO INTERNATIONAL
  7.200%, 10/15/08                                     2.1

FNMA
  4.500%, 07/01/20                                     2.0

U.S. BANCORP
  6.875%, 09/15/07                                     1.7

TIME WARNER
  7.480%, 01/15/08                                     1.7

                          FUND SECTORS

SECTOR                                                  % OF
                                                     PORTFOLIO*

U.S. GOVERNMENT AGENCY OBLIGATIONS                     38.4%
U.S. TREASURY OBLIGATIONS                              14.7
FINANCIALS                                             10.4
INDUSTRIALS                                             7.3
ASSET-BACKED SECURITIES                                 6.0
UTILITIES                                               4.5
CONSUMER DISCRETIONARY                                  4.1
REAL ESTATE INVESTMENT TRUSTS                           2.5
ENERGY                                                  2.4
TELECOMMUNICATIONS                                      2.1
HEALTH CARE                                             2.1
FOREIGN GOVERNMENTS                                     1.9
INFORMATION TECHNOLOGY                                  1.7
REPURCHASE AGREEMENT                                    0.9
CONSUMER STAPLES                                        0.6
MATERIALS                                               0.4

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

BOND FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark Bond Fund (the "Fund") produced a total return of 1.08% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers U.S. Aggregate Bond Index returned 1.45% for the same period.

      FACTORS AFFECTING PERFORMANCE

      For the second consecutive year, the changing relationship between short-term and long-term interest rates dominated discussions in the bond market. The Federal Reserve raised its target for the Federal funds rate, the rate at which banks lend to one another, eight times during the fiscal year. The Fed's last move during the year brought the target rate to 5.25%, a substantial two percentage points higher than where it started the year. Despite the Fed's action, however, the flattening of the yield curve continued, due to what new Fed Chairman Ben Bernanke referred to as the historically unusual behavior of long-term yields. The result was a challenging environment for fixed income investors, and the Fund's performance was negatively affected.

      The U.S. Treasury market continued to record minimal returns. High-grade corporate bonds underperformed equivalent-duration treasuries by a slim margin during the year ended July 31, 2006. In the mortgage-backed sector, rising interest rates caused a reduction in the volume of refinancing. Nevertheless, this sector performed slightly better than similar duration treasuries during the latest fiscal year.

      During the year, the Fund's performance lagged slightly behind its benchmark, the Lehman Brothers U.S. Aggregate Bond Index. The Fund benefited from its lower interest rate risk (shorter duration), but the relatively high corporate bond weighting was a negative influence. As corporate bond spreads widened to Treasuries, the Fund took on less credit risk and increased its allocation to mortgage-backed securities.

      As of July 31, 2006, the Fund's average credit quality was AA, compared to AAA for the Fund's benchmark. The Fund's average weighted maturity was 6.4 years and the average duration was 4.2 years, compared to 6.9 years and
      4.7 years, respectively, for the Fund's benchmark.

--------------------------------------------------------------------------------

28                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BOND FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 HighMark          HighMark        HighMark         HighMark     Lehman Brothers     Morningstar
                Bond Fund,        Bond Fund,      Bond Fund,       Bond Fund,    U.S. Aggregate   Intermediate-Term
             Fiduciary Shares  Class A Shares  Class B Shares+  Class C Shares+    Bond Index       Bond Category
7/31/96           $10,000          $ 9,775          $10,000         $10,000          $10,000          $10,000
7/97               11,059           10,819           11,059          11,059           11,078           11,072
7/98               11,878           11,627           11,878          11,878           11,949           11,838
7/99               12,069           11,804           12,069          12,069           12,245           12,000
7/00               12,655           12,382           12,655          12,655           12,975           12,542
7/01               14,266           13,961           14,170          14,266           14,621           14,027
7/02               14,850           14,524           14,599          14,850           15,724           14,703
7/03               15,816           15,442           15,401          15,816           16,574           15,586
7/04               16,556           16,132           15,972          16,485           17,377           16,289
7/05               17,277           16,801           16,502          17,080           18,211           16,999
7/06               17,463           16,927           16,512          17,147           18,475           17,186

-------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     ANNUALIZED
                                   ONE YEAR         3 YEAR        5 YEAR       10 YEAR         SINCE
                                    RETURN          RETURN        RETURN        RETURN       INCEPTION
-------------------------------------------------------------------------------------------------------
Fiduciary Shares                     1.08%           3.36%         4.13%         5.73%         7.75%
-------------------------------------------------------------------------------------------------------
Class A Shares                       0.75%           3.11%         3.93%         5.64%         7.68%+
-------------------------------------------------------------------------------------------------------
Class A Shares with load*           -1.48%           2.32%         3.45%         5.41%         7.57%+
-------------------------------------------------------------------------------------------------------
Class B Shares                       0.06%           2.35%         3.11%         5.14%+        7.48%+
-------------------------------------------------------------------------------------------------------
Class B Shares with load**          -4.74%           1.43%         2.77%         5.14%+        7.48%+
-------------------------------------------------------------------------------------------------------
Class C Shares                       0.39%           2.73%+        3.75%+        5.54%+        7.66%+
-------------------------------------------------------------------------------------------------------
Class C Shares with load***         -0.58%           2.73%+        3.75%+        5.54%+        7.66%+
-------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  * Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            29

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS

HOLDING                                                 % OF
                                                     PORTFOLIO

LOS ANGELES, DEPARTMENT OF
   WATER & POWER, SER A-A-1,
   RB, MBIA INSURED
   5.250%, 07/01/11                                     2.7%

EASTERN MUNICIPAL WATER DISTRICT,
   SER A, COP, FGIC INSURED
   CALLABLE 07/01/11 @ 100
   5.375%, 07/01/16                                     2.0

EASTERN MUNICIPAL WATER DISTRICT,
   SER A, COP, FGIC INSURED
   CALLABLE 07/01/11 @ 100
   5.375%, 07/01/17                                     1.9

M-S-R PUBLIC POWER AUTHORITY,
   SAN JUAN PROJECT, SER I,
   RB, MBIA INSURED
   CALLABLE07/01/11 @ 100
   5.000%, 07/01/14                                     1.9

METROPOLITAN, WATER DISTRICT OF
   SOUTHERN CALIFORNIA, SER A, RB
   CALLABLE 07/01/11 @ 101
   5.375%, 07/01/12                                     1.7

SAN MATEO, UNIFIED HIGH SCHOOL
   DISTRICT, SER A, GO, FGIC INSURED
   PREREFUNDED @ 100
   5.375%, 09/01/11                                     1.7

CENTRAL COAST, WATER AUTHORITY,
   WATER PROJECT REGIONAL
   FACILITIES, SER A, RB,
   AMBAC INSURED
   CALLABLE 10/01/06 @ 102
   5.000%, 10/01/07                                     1.7

CONTRA COSTA COUNTY, MERRITHEW
   MEMORIAL HOSPITAL PROJECT,
   COP, MBIA INSURED
   CALLABLE 11/01/07 @ 102
   5.500%, 11/01/12                                     1.6

SAN MATEO COUNTY, TRANSIT DISTRICT,
   SER A, RB, MBIA INSURED
   5.250%, 06/01/16                                     1.6

SAN BERNARDINO COUNTY,
   TRANSPORTATION AUTHORITY,
   SER A, RB, MBIA INSURED
   6.250%, 03/01/10                                     1.6

                          FUND SECTORS

SECTOR                                                  % OF
                                                     PORTFOLIO

REVENUE BONDS                                          53.5%

GENERAL OBLIGATIONS                                    29.5

CERTIFICATES OF PARTICIPATION                          12.2

TAX ALLOCATION                                          4.4

REGULATED INVESTMENT COMPANY                            0.4

CALIFORNIA
INTERMEDIATE
TAX-FREE BOND FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 1.65% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 2.16% for the same period.

      FACTORS AFFECTING PERFORMANCE

      For the second consecutive year, the changing relationship between short-term and long-term interest rates dominated discussions in the bond market. The Federal Reserve raised its target for the Federal funds rate, the rate at which banks lend to one another, eight times during the fiscal year. The Fed's last move during the year brought the target rate to 5.25%, a substantial two percentage points higher than where it started the year. Despite the Fed's action, however, the flattening of the yield curve continued, due to what new Fed Chairman Ben Bernanke referred to as the historically unusual behavior of long-term yields. The result was a challenging environment for fixed income investors, and the Fund's performance was negatively affected.

      In California, municipal bond issuance declined as higher tax receipts reduced borrowing needs. California remained the largest issuer of municipal bonds in the country. The period saw a decrease in refunding activity, which was largely driven by the strengthening economy and rising interest rates. Households continued to be the largest holders of municipal bonds, followed by money market funds and mutual funds. The percentage of bonds that were credit enhanced decreased, as did the percentage of bonds with traditional insurance.

      The underlying assets within the portfolio slightly underperformed, but were essentially in line with the benchmark, the Lehman Brothers 7-Year Municipal Bond Index. With short-term rates rising and long-term rates at historic lows, the Fund continued to be positioned defensively with shorter-term, higher-quality bonds. The shorter duration of the portfolio and concentration on high-quality bonds negatively affected performance, as lower-quality, higher-yielding bonds were generally the stronger performers. The Fund's performance benefited during the period from a lack of exposure to municipalities in the Gulf Coast region that were negatively impacted and downgraded as a result of extreme weather.

--------------------------------------------------------------------------------

30                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CALIFORNIA INTERMEDIATE
TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL AND STATE OF CALIFORNIA INCOME TAXES.

[PHOTO OMITTED]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         HighMark California  HighMark California  HighMark California  HighMark California                    Morningstar Municipal
            Intermediate         Intermediate         Intermediate         Intermediate       Lehman Brothers       California
         Tax-Free Bond Fund,  Tax-Free Bond Fund,  Tax-Free Bond Fund,  Tax-Free Bond Fund,  7-Year Municipal    Intermediate/Short
          Fiduciary Shares      Class A Shares       Class B Shares+      Class C Shares+        Bond Index          Category
7/31/96        $10,000              $ 9,775              $10,000              $10,000              $10,000            $10,000
7/97            10,880               10,637               10,880               10,880               10,864             10,757
7/98            11,397               11,133               11,397               11,397               11,435             11,238
7/99            11,800               11,528               11,800               11,800               11,812             11,545
7/00            12,352               12,069               12,264               12,352               12,354             12,053
7/01            13,331               13,016               13,107               13,331               13,489             12,954
7/02            14,116               13,785               13,741               14,116               14,451             13,682
7/03            14,476               14,118               13,958               14,476               15,007             13,949
7/04            15,009               14,603               14,331               14,946               15,782             14,512
7/05            15,420               14,968               14,581               15,233               16,407             15,067
7/06            15,674               15,178               14,669               15,375               16,761             15,368

-------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     ANNUALIZED
                                   ONE YEAR         3 YEAR        5 YEAR       10 YEAR         SINCE
                                    RETURN          RETURN        RETURN        RETURN       INCEPTION
-------------------------------------------------------------------------------------------------------
Fiduciary Shares                     1.65%           2.69%         3.29%         4.60%         4.35%
-------------------------------------------------------------------------------------------------------
Class A Shares                       1.40%           2.44%         3.12%         4.50%         4.26%
-------------------------------------------------------------------------------------------------------
Class A Shares with load*           -0.86%           1.66%         2.65%         4.26%         4.08%
-------------------------------------------------------------------------------------------------------
Class B Shares                       0.60%           1.67%         2.28%         3.91%+        3.81%+
-------------------------------------------------------------------------------------------------------
Class B Shares with load**          -4.24%           0.75%         1.93%         3.91%+        3.81%+
-------------------------------------------------------------------------------------------------------
Class C Shares                       0.93%           2.03%+        2.90%+        4.40%+        4.20%+
-------------------------------------------------------------------------------------------------------
Class C Shares with load***         -0.04%           2.03%+        2.90%+        4.40%+        4.20%+
-------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 2.25% sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from October 15, 1993 (commencement of operations of Fiduciary and Class A Shares) to April 25, 1997 reflects the performance of the Stepstone California Intermediate Tax-Free Bond Fund.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            31

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS

HOLDING                                                 % OF
                                                     PORTFOLIO

DU PAGE & WILL COUNTIES,
   COMMUNITY SCHOOL DISTRICT,
   SER B, GO, FGIC INSURED
   5.000%, 12/30/07                                     3.5%

GEORGIA STATE, SER E, GO
   5.250%, 02/01/09                                     3.4

PHOENIX, GO,
   PREREFUNDED @ 101
   5.000%, 07/01/09                                     3.2

MILWAUKEE, METROPOLITAN
   SEWAGE DISTRICT, SER A, GO
   5.500%, 10/01/08                                     2.7

SEATTLE, LIMITED TAX,
   SER B, GO
   5.500%, 03/01/11                                     2.7

SAN RAMON VALLEY, UNIFIED SCHOOL
   DISTRICT, GO, FSA INSURED
   CALLABLE 08/01/14 @ 100
   5.250%, 08/01/18                                     2.3

MCMINNVILLE, SCHOOL DISTRICT
   NO. 40, GO, FSA INSURED
   5.000%, 06/15/11                                     2.2

KING & SNOHOMISH COUNTIES,
   SCHOOL DISTRICT AUTHORITY,
   GO, FGIC INSURED
   PREREFUNDED @ 100
   5.250%, 12/01/07                                     2.1

UTAH STATE, BOARD REGENTS
   AUXILIARY & CAMPUS FACILITIES
   REVENUE, SER A, RB,
   MBIA INSURED
   CALLABLE 04/01/15 @ 100
   5.000%, 04/01/17                                     2.0

PIERCE COUNTY, GO,
   AMBAC INSURED
   CALLABLE 08/01/15 @ 100
   5.125%, 08/01/16                                     1.9

                          FUND SECTORS

SECTOR                                                  % OF
                                                     PORTFOLIO

GENERAL OBLIGATIONS                                    59.5%

REVENUE BONDS                                          36.8

CERTIFICATES OF PARTICIPATION                           1.6

TAX ALLOCATION                                          1.5

REGULATED INVESTMENT COMPANY                            0.6

NATIONAL INTERMEDIATE
TAX-FREE BOND FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 1.94% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 2.16% for the same period.

      FACTORS AFFECTING PERFORMANCE

      For the second consecutive year, the changing relationship between short-term and long-term interest rates dominated discussions in the bond market. The Federal Reserve raised its target for the Federal funds rate, the rate at which banks lend to one another, eight times during the fiscal year. The Fed's last move during the year brought the target rate to 5.25%, a substantial two percentage points higher than where it started the year. Despite the Fed's action, however, the flattening of the yield curve continued, due to what new Fed Chairman Ben Bernanke referred to as the historically unusual behavior of long-term yields. The result was a challenging environment for fixed income investors, and the Fund's performance was negatively affected.

      Overall, municipal bond issuance decreased during the year. As for issuance by state, California remained the largest issuer, followed by Texas and Florida. The period saw a decrease in refunding activity, which was driven largely by the strengthening economy and rising interest rates. Households continued to be the largest holders of municipal bonds, followed by money market funds and mutual funds. The percentage of bonds that were credit enhanced decreased, as did the percentage of bonds with traditional insurance.

      The underlying assets within the portfolio slightly underperformed, but were essentially in line with the benchmark, the Lehman Brothers 7-Year Municipal Bond Index. With short-term rates rising and long-term rates at historic lows, the Fund continued to be positioned defensively with shorter-term, higher-quality bonds. The shorter duration of the portfolio and concentration on high-quality bonds negatively affected performance, as lower-quality, higher-yielding bonds were generally the stronger performers. The Fund's performance benefited during the period from a lack of exposure to municipalities in the Gulf Coast region that were negatively impacted and downgraded as a result of extreme weather.

--------------------------------------------------------------------------------

32                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK NATIONAL INTERMEDIATE
TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OMITTED]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             HighMark National      HighMark National     HighMark National
                Intermediate          Intermediate          Intermediate        Lehman Brothers   Morningstar Municipal
             Tax-Free Bond Fund,   Tax-Free Bond Fund,   Tax-Free Bond Fund,   7-Year Municipal   National Intermediate
              Fiduciary Shares+      Class A Shares+       Class C Shares++       Bond Index             Category
7/31/96            $10,000               $ 9,775               $10,000              $10,000              $10,000
7/97                10,724                10,462                10,703               10,864               10,848
7/98                11,158                10,850                11,100               11,435               11,375
7/99                11,393                11,052                11,307               11,812               11,598
7/00                11,763                11,383                11,645               12,354               11,948
7/01                12,724                12,290                12,573               13,489               13,000
7/02                13,414                12,912                13,209               14,451               13,675
7/03                13,776                13,231                13,535               15,007               13,975
7/04                14,214                13,618                13,913               15,782               14,590
7/05                14,558                13,914                14,351               16,407               15,142
7/06                14,840                14,149                14,529               16,761               15,407

-------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     ANNUALIZED
                                   ONE YEAR         3 YEAR        5 YEAR       10 YEAR         SINCE
                                    RETURN          RETURN        RETURN        RETURN       INCEPTION
-------------------------------------------------------------------------------------------------------
Fiduciary Shares                     1.94%           2.51%         3.12%+        4.03%+        4.91%+
-------------------------------------------------------------------------------------------------------
Class A Shares                       1.69%           2.26%         2.86%+        3.77%+        4.65%+
-------------------------------------------------------------------------------------------------------
Class A Shares with load*           -0.61%           1.48%         2.38%+        3.53%+        4.51%+
-------------------------------------------------------------------------------------------------------
Class C Shares                       1.24%           2.39%++       2.94%++       3.81%++       4.67%++
-------------------------------------------------------------------------------------------------------
Class C Shares with load**           0.27%           2.39%++       2.94%++       3.81%++       4.67%++
-------------------------------------------------------------------------------------------------------

 + The performance presented links the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with the HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with the HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

++ The performance presented links the performance of the Common Trust Fund from February 17, 1989, with the performance of the Fiduciary Shares from October 18, 2002 with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this class. With those adjustments, performance would be lower than that shown.

 *    Reflects 2.25% sales charge.

**    Reflects maximum CDSC of 1.00%

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 17, 1989 to October 18, 2002 (commencement of operations of Fiduciary and Class A Shares) reflects the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            33

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                        TOP TEN HOLDINGS

HOLDING                                                 % OF
                                                     PORTFOLIO*

FNMA
   6.000%, 05/15/08                                     5.2%

FNMA
   5.000%, 01/15/07                                     3.8

FNMA
   3.250%, 11/15/07                                     3.7

U.S. TREASURY INFLATION
   INDEX NOTE
   3.875%, 01/15/09                                     3.3

FNMA
   5.500%, 09/01/17                                     2.7

FHLMC
   3.500%, 09/15/07                                     2.5

FNMA
   3.875%, 07/15/08                                     2.5

U.S. TREASURY NOTE
   3.000%, 11/15/07                                     2.5

FHLMC
   5.000%, 10/01/18                                     2.3

FNMA
   5.500%, 09/01/14                                     2.3

                          FUND SECTORS

SECTOR                                                  % OF
                                                     PORTFOLIO*

U.S. GOVERNMENT AGENCY
   OBLIGATIONS                                         48.0%

ASSET-BACKED SECURITIES                                13.9

FINANCIALS                                             11.4

U.S. TREASURY OBLIGATIONS                               8.9

UTILITIES                                               5.6

CONSUMER DISCRETIONARY                                  2.8

CONSUMER STAPLES                                        1.9

TELECOMMUNICATIONS                                      1.9

INDUSTRIALS                                             1.6

INFORMATION TECHNOLOGY                                  1.3

HEALTH CARE                                             1.2

REAL ESTATE INVESTMENT TRUST                            0.8

REPURCHASE AGREEMENT                                    0.7

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SHORT TERM BOND
FUND

      PERFORMANCE

      For the year ended July 31, 2006, the HighMark Short Term Bond Fund (the "Fund") produced a total return of 2.71% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 1-3 Year U.S. Government/Credit Index returned 3.00% for the same period.

      FACTORS AFFECTING PERFORMANCE

      For the second consecutive year, the changing relationship between short-term and long-term interest rates dominated discussions in the bond market. The Federal Reserve raised its target for the Federal funds rate, the rate at which banks lend to one another, eight times during the fiscal year. The Fed's last move during the year brought the target rate to 5.25%, a substantial two percentage points higher than where it started the year. Despite the Fed's action, however, the flattening of the yield curve continued, due to what new Fed Chairman Ben Bernanke referred to as the historically unusual behavior of long-term yields. The result was a challenging environment for fixed income investors, and the Fund's performance was negatively affected.

      The U.S. Treasury market continued to record minimal returns. High-grade corporate bonds underperformed equivalent-duration treasuries by a slim margin during the year ended July 31, 2006. In the mortgage-backed sector, rising interest rates caused a reduction in the volume of refinancing. Nevertheless, this sector performed slightly better than similar duration treasuries during the latest fiscal year.

      During the year, the Fund's performance lagged slightly behind its benchmark, the Lehman Brothers 1-3 Year U.S. Government/Credit Index. The Fund benefited from its lower interest rate risk (shorter duration), but the relatively high corporate bond weighting was a negative influence. During the year the Fund decreased its exposure to Treasuries while increasing its allocation to mortgage-backed securities.

      As of July 31, 2006, the Fund's average credit quality was AA+, compared to AAA for the Fund's benchmark. The Fund's average weighted maturity was
      1.9 years and the average duration was 1.6 years, compared to 1.9 and 1.7, respectively, for the Fund's benchmark.

--------------------------------------------------------------------------------

34                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SHORT TERM BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SHORT TERM BOND FUND VERSUS THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                         Lehman Brothers
               HighMark Short       HighMark Short     HighMark Short     1-3 Year U.S.     Morningstar
              Term Bond Fund,      Term Bond Fund,    Term Bond Fund,   Government/Credit    Short Bond
              Fiduciary Shares      Class A Shares    Class C Shares+         Index           Category
11/30/04           $10,000              $ 9,775           $10,000            $10,000          $10,000
7/05                10,067                9,815            10,061             10,091           10,095
7/06                10,340               10,056            10,260             10,394           10,339

--------------------------------------------------------------------
                                                          ANNUALIZED
                                    ONE YEAR                SINCE
                                     RETURN               INCEPTION
--------------------------------------------------------------------
Fiduciary Shares                      2.71%                 1.74%
--------------------------------------------------------------------
Class A Shares                        2.46%                 1.50%
--------------------------------------------------------------------
Class A Shares with load*             0.12%                 0.18%
--------------------------------------------------------------------
Class C Shares                        1.98%                 1.29%+
--------------------------------------------------------------------
Class C Shares with load**            0.99%                 1.29%+
--------------------------------------------------------------------

 + The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

 * Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.

**    Reflects maximum CDSC of 1.00%

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            35

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                           FUND SECTORS

                        CALIFORNIA TAX-FREE
                         MONEY MARKET FUND

SECTOR                                                  % OF
                                                     PORTFOLIO

REVENUE BONDS                                          76.9%

TAX EXEMPT COMMERCIAL PAPER                            10.4

TAX AND REVENUE ANTICIPATION NOTES                      5.8

SPECIAL ASSESSMENTS                                     2.9

CERTIFICATES OF PARTICIPATION                           2.6

GENERAL OBLIGATIONS                                     1.4

REGULATED INVESTMENT COMPANIES                          0.0

                         DIVERSIFIED MONEY
                            MARKET FUND

SECTOR                                                  % OF
                                                     PORTFOLIO

COMMERCIAL PAPER                                       66.3%

CERTIFICATES OF DEPOSIT                                15.9

VARIABLE RATE DEMAND NOTES                              8.6

CORPORATE OBLIGATIONS                                   7.7

REPURCHASE AGREEMENT                                    1.5

                       U.S. GOVERNMENT MONEY
                            MARKET FUND

SECTOR                                                  % OF
                                                     PORTFOLIO

REPURCHASE AGREEMENTS                                  79.6%

U.S. GOVERNMENT OBLIGATIONS                            15.0

VARIABLE RATE DEMAND NOTES                              5.4

                     100% U.S. TREASURY MONEY
                            MARKET FUND

SECTOR                                                  % OF
                                                     PORTFOLIO

U.S. TREASURY BILLS                                   100.0%

CALIFORNIA TAX-FREE
MONEY MARKET FUND*

      PERFORMANCE

      The HighMark California Tax-Free Money Market Fund's (the "Fund") seven-day effective yield as of July 31, 2006 (Fiduciary Shares)*** was 3.12%. Using a combined Federal and California state income tax rate of 32.70%, the seven-day effective yield is equivalent to a 4.64% taxable yield.

      FACTORS AFFECTING PERFORMANCE

      The Federal Reserve Board raised short-term interest rates from 5% to 5.25% on June 29, 2006, its eighth consecutive rate hike of 25 basis points since the beginning of the fiscal year. Economic growth moderated from a cooling housing market, higher energy prices, and the effects of higher interest rates. Municipal note yields increased from 2.78% to 3.67%, reflecting the new supply of annual cash flow from municipal issuers. Moody's and Fitch both raised California's long-term credit rating; Moody's from "A2" to "A1 with a stable outlook," and Fitch from "A" to "A+", reflecting favorable economic activity and continued positive tax revenue performance.

      As of July 31, 2006, the Fund's weighted average maturity was 31 days, up from 27 days in January 2006.

--------------------------------------------------------------------------------

36                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

TAXABLE MONEY MARKET FUNDS*

PERFORMANCE

As of July 31, 2006, HighMark 100% U.S. Treasury Money Market Fund posted a seven-day effective yield of 4.48% (Fiduciary Shares)**. For the same time period, HighMark U.S. Government Money Market Fund produced a seven-day effective yield of 4.86% (Fiduciary Shares)**. HighMark Diversified Money Market Fund had a seven-day effective yield of 5.03% as of July 31, 2006 (Fiduciary Shares)**.

FACTORS AFFECTING PERFORMANCE

June 29, 2006, saw the eighth consecutive one-quarter percent rate increase on the part of the Federal Reserve for the fiscal year, taking rates to a market-neutral level of 5.25%.

In HighMark 100% U.S. Treasury Money Market Fund, supply/demand imbalances and safe-haven buyers drove Treasury Bill yields lower in the first half of the year. Generally, the portfolio was managed to a shorter average maturity than its peer group. Extension moves centered on the seasonal issuance of cash management Treasury Bills in September and December 2005, then again in early April 2006, ahead of anticipated tax receipts.

HighMark U.S. Government Money Market Fund concentrated in overnight repurchase agreements as the yield curve flattened, then inverted, as the year progressed. This concentration significantly enhanced performance of this Fund as short-term interest rates rose steadily.

Money market yield levels anticipated each Federal Open Market Committee meeting and rate hike, making investing for HighMark Diversified Money Market Fund very much an exercise in breakeven analysis. Asset-backed commercial paper and weekly reset taxable demand paper issued by municipalities represented strong relative value across sectors over the period.

  * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

 ** For the Class A Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the seven-day effective yield as of July 31, 2006 was 4.22%, 4.60% and 4.77%, respectively. As of July 31, 2006, the seven-day effective yield for the U.S. Government Money Market Fund's Class B Shares and Class C Shares was 3.87% and 4.13%, respectively. For the Class S Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the seven-day effective yield as of July 31, 2006 was 3.95%, 4.34% and 4.52%, respectively. The yields reflect voluntary waivers in place with the Distributor; without such waivers, yields would be lower (see Note 3 in notes to financial statements).

*** The seven-day effective yield as of July 31, 2006 for the California Tax-Free Money Market Fund's Class A Shares and Class S Shares was 2.86% and 2.60%, respectively.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           37

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in your Fund's Prospectus. If these fees were applied to your account, your costs would be higher.

                               BEGINNING    ENDING         NET      EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                 VALUE       VALUE       EXPENSE     DURING
                                 2/1/06     7/31/06      RATIOS      PERIOD*
-----------------------------------------------------------------------------
BALANCED FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,007.10      0.89%        $4.43
Class A Shares .............    1,000.00    1,005.90      1.14          5.67
Class B Shares .............    1,000.00    1,002.90      1.74          8.64
Class C Shares .............    1,000.00    1,003.00      1.74          8.64

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.38      0.89          4.46
Class A Shares .............    1,000.00    1,019.14      1.14          5.71
Class B Shares .............    1,000.00    1,016.17      1.74          8.70
Class C Shares .............    1,000.00    1,016.17      1.74          8.70
-----------------------------------------------------------------------------
COGNITIVE VALUE FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares** .........    1,000.00      973.80      0.39          0.31
Class A Shares*** ..........    1,000.00      962.30      0.94          3.03
Class C Shares*** ..........    1,000.00      959.30      1.86          5.99
Class M Shares .............    1,000.00    1,000.00      0.97          4.81

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.86      0.39          1.96
Class A Shares .............    1,000.00    1,020.13      0.94          4.71
Class C Shares .............    1,000.00    1,015.57      1.86          9.30
Class M Shares .............    1,000.00    1,019.98      0.97          4.86

                               BEGINNING    ENDING         NET      EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                 VALUE       VALUE       EXPENSE     DURING
                                 2/1/06     7/31/06      RATIOS      PERIOD*
-----------------------------------------------------------------------------
CORE EQUITY FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,025.40      0.91%        $4.57
Class A Shares .............    1,000.00    1,024.10      1.18          5.92
Class B Shares .............    1,000.00    1,020.70      1.78          8.92
Class C Shares .............    1,000.00    1,020.70      1.78          8.92

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.28      0.91          4.56
Class A Shares .............    1,000.00    1,018.94      1.18          5.91
Class B Shares .............    1,000.00    1,015.97      1.78          8.90
Class C Shares .............    1,000.00    1,015.97      1.78          8.90
-----------------------------------------------------------------------------
ENHANCED GROWTH FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares*** ..........    1,000.00      866.50      1.35          4.14
Class C Shares*** ..........    1,000.00      867.60      1.47          4.51
Class M Shares .............    1,000.00      864.00      0.95          4.39

HYPOTHETICAL 5% RETURN
Class A Shares .............    1,000.00    1,018.10      1.35          6.76
Class C Shares .............    1,000.00    1,017.50      1.47          7.35
Class M Shares .............    1,000.00    1,020.08      0.95          4.76

--------------------------------------------------------------------------------

38                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                               BEGINNING     ENDING        NET      EXPENSES
                                ACCOUNT      ACCOUNT   ANNUALIZED     PAID
                                 VALUE        VALUE      EXPENSE     DURING
                                 2/1/06      7/31/06     RATIOS      PERIOD*
-----------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares**** .......   $1,000.00   $  981.60      1.29%       $ 4.17
Class A Shares*** ..........    1,000.00      987.30      1.69          5.52
Class C Shares*** ..........    1,000.00      983.80      2.28          7.44
Class M Shares .............    1,000.00    1,188.30      1.35          7.32

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,018.40      1.29          6.46
Class A Shares .............    1,000.00    1,016.41      1.69          8.45
Class C Shares .............    1,000.00    1,013.49      2.28         11.38
Class M Shares .............    1,000.00    1,018.10      1.35          6.76
-----------------------------------------------------------------------------
LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00      918.30      0.84          4.00
Class A Shares .............    1,000.00      918.10      1.10          5.23
Class B Shares .............    1,000.00      915.50      1.70          8.07
Class C Shares .............    1,000.00      915.60      1.70          8.07

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.63      0.84          4.21
Class A Shares .............    1,000.00    1,019.34      1.10          5.51
Class B Shares .............    1,000.00    1,016.36      1.70          8.50
Class C Shares .............    1,000.00    1,016.36      1.70          8.50
-----------------------------------------------------------------------------
LARGE CAP VALUE FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,030.70      0.91          4.58
Class A Shares .............    1,000.00    1,029.40      1.17          5.89
Class B Shares .............    1,000.00    1,026.20      1.77          8.89
Class C Shares .............    1,000.00    1,026.50      1.77          8.89

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.28      0.91          4.56
Class A Shares .............    1,000.00    1,018.99      1.17          5.86
Class B Shares .............    1,000.00    1,016.02      1.77          8.85
Class C Shares .............    1,000.00    1,016.02      1.77          8.85
-----------------------------------------------------------------------------
SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00      871.30      1.45          6.73
Class A Shares .............    1,000.00      869.80      1.72          7.97
Class B Shares .............    1,000.00      867.40      2.32         10.74
Class C Shares .............    1,000.00      867.40      2.32         10.74

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,017.60      1.45          7.25
Class A Shares .............    1,000.00    1,016.27      1.72          8.60
Class B Shares .............    1,000.00    1,013.29      2.32         11.58
Class C Shares .............    1,000.00    1,013.29      2.32         11.58

                               BEGINNING    ENDING         NET      EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                 VALUE       VALUE       EXPENSE     DURING
                                 2/1/06     7/31/06      RATIOS      PERIOD*
-----------------------------------------------------------------------------
SMALL CAP VALUE FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $  978.90      1.34%       $ 6.57
Class A Shares .............    1,000.00      978.00      1.60          7.85
Class B Shares .............    1,000.00      974.80      2.19         10.72
Class C Shares .............    1,000.00      974.70      2.19         10.72

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,018.15      1.34          6.71
Class A Shares .............    1,000.00    1,016.86      1.60          8.00
Class B Shares .............    1,000.00    1,013.93      2.19         10.94
Class C Shares .............    1,000.00    1,013.93      2.19         10.94
-----------------------------------------------------------------------------
VALUE MOMENTUM FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,024.20      0.92          4.62
Class A Shares .............    1,000.00    1,022.50      1.17          5.87
Class B Shares .............    1,000.00    1,019.60      1.77          8.86
Class C Shares .............    1,000.00    1,019.30      1.77          8.86

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.23      0.92          4.61
Class A Shares .............    1,000.00    1,018.99      1.17          5.86
Class B Shares .............    1,000.00    1,016.02      1.77          8.85
Class C Shares .............    1,000.00    1,016.02      1.77          8.85
-----------------------------------------------------------------------------
CAPITAL GROWTH ALLOCATION FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares .............    1,000.00      992.60      0.81          4.00
Class C Shares .............    1,000.00      989.20      1.51          7.45

HYPOTHETICAL 5% RETURN
Class A Shares .............    1,000.00    1,020.78      0.81          4.06
Class C Shares .............    1,000.00    1,017.31      1.51          7.55
-----------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares .............    1,000.00      994.70      0.81          4.01
Class C Shares .............    1,000.00      991.30      1.51          7.46

HYPOTHETICAL 5% RETURN
Class A Shares .............    1,000.00    1,020.78      0.81          4.06
Class C Shares .............    1,000.00    1,017.31      1.51          7.55
-----------------------------------------------------------------------------
INCOME PLUS ALLOCATION FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares .............    1,000.00      999.60      0.88          4.36
Class C Shares .............    1,000.00      996.30      1.58          7.82

HYPOTHETICAL 5% RETURN
Class A Shares .............    1,000.00    1,020.43      0.88          4.41
Class C Shares .............    1,000.00    1,016.96      1.58          7.90

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           39

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                               BEGINNING    ENDING         NET      EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                 VALUE       VALUE       EXPENSE     DURING
                                 2/1/06     7/31/06      RATIOS      PERIOD*
-----------------------------------------------------------------------------
BOND FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,002.00      0.73%        $3.62
Class A Shares .............    1,000.00    1,000.80      0.99          4.91
Class B Shares .............    1,000.00      997.40      1.67          8.27
Class C Shares .............    1,000.00      999.50      1.41          6.99

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,021.17      0.73          3.66
Class A Shares .............    1,000.00    1,019.89      0.99          4.96
Class B Shares .............    1,000.00    1,016.51      1.67          8.35
Class C Shares .............    1,000.00    1,017.80      1.41          7.05
-----------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,007.30      0.50          2.49
Class A Shares .............    1,000.00    1,006.10      0.74          3.68
Class B Shares .............    1,000.00    1,002.70      1.45          7.20
Class C Shares .............    1,000.00    1,003.70      1.19          5.91

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.32      0.50          2.51
Class A Shares .............    1,000.00    1,021.12      0.74          3.71
Class B Shares .............    1,000.00    1,017.60      1.45          7.25
Class C Shares .............    1,000.00    1,018.89      1.19          5.96
-----------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,008.90      0.28          1.39
Class A Shares .............    1,000.00    1,007.60      0.52          2.59
Class C Shares .............    1,000.00    1,005.80      0.98          4.87

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,023.41      0.28          1.40
Class A Shares .............    1,000.00    1,022.22      0.52          2.61
Class C Shares .............    1,000.00    1,019.93      0.98          4.91
-----------------------------------------------------------------------------
SHORT TERM BOND FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,015.00      0.65          3.25
Class A Shares .............    1,000.00    1,013.70      0.91          4.54
Class C Shares .............    1,000.00    1,011.30      1.36          6.78

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,021.57      0.65          3.26
Class A Shares .............    1,000.00    1,020.28      0.91          4.56
Class C Shares .............    1,000.00    1,018.05      1.36          6.80
-----------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,014.30      0.48          2.40
Class A Shares .............    1,000.00    1,013.00      0.73          3.64
Class S Shares .............    1,000.00    1,011.80      0.97          4.84

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.41      0.48          2.41
Class A Shares .............    1,000.00    1,021.17      0.73          3.66
Class S Shares .............    1,000.00    1,019.98      0.97          4.86

                               BEGINNING    ENDING         NET      EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                 VALUE       VALUE       EXPENSE     DURING
                                 2/1/06     7/31/06      RATIOS      PERIOD*
-----------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,022.20      0.52%        $2.61
Class A Shares .............    1,000.00    1,021.00      0.77          3.86
Class S Shares .............    1,000.00    1,019.80      1.02          5.11

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.22      0.52          2.61
Class A Shares .............    1,000.00    1,020.98      0.77          3.86
Class S Shares .............    1,000.00    1,019.74      1.02          5.11
-----------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,021.70      0.52          2.61
Class A Shares .............    1,000.00    1,020.50      0.77          3.86
Class B Shares .............    1,000.00    1,016.90      1.47          7.35
Class C Shares .............    1,000.00    1,018.20      1.22          6.10
Class S Shares .............    1,000.00    1,019.20      1.02          5.11

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.22      0.52          2.61
Class A Shares .............    1,000.00    1,020.98      0.77          3.86
Class B Shares .............    1,000.00    1,017.50      1.47          7.35
Class C Shares .............    1,000.00    1,018.74      1.22          6.11
Class S Shares .............    1,000.00    1,019.74      1.02          5.11
-----------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,020.10      0.52          2.60
Class A Shares .............    1,000.00    1,018.80      0.77          3.85
Class S Shares .............    1,000.00    1,017.60      1.02          5.10

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.22      0.52          2.61
Class A Shares .............    1,000.00    1,020.98      0.77          3.86
Class S Shares .............    1,000.00    1,019.74      1.02          5.11

   * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

  ** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 29/365 (to reflect the period since the Class commenced operations).

 *** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period since the Class commenced operations).

**** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 119/365 (to reflect the period since the Class commenced operations).

--------------------------------------------------------------------------------

40                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

BALANCED FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - 68.3%+
-----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.8%
      Bed Bath & Beyond*                                4,250     $      142
      Coach*                                            5,750            165
      Comcast, Cl A*                                    8,514            293
      Harrah's Entertainment                            5,045            303
      Hilton Hotels (A)                                 7,770            186
      Home Depot                                        8,085            280
      Kohl's*                                           4,992            283
      News, Cl B                                       15,020            302
      Nordstrom (A)                                     5,230            179
      Staples                                           7,760            168
      Target (A)                                        8,945            411
      Tiffany                                           4,210            133
      Time Warner                                      13,440            222
      Walt Disney (A)                                   6,295            187
                                                                  ----------
                                                                       3,254
                                                                  ----------
   CONSUMER STAPLES - 6.8%
      Altria Group                                      6,495            519
      CVS                                              23,182            759
      Kellogg                                           5,775            278
      PepsiCo                                           8,940            567
      Procter & Gamble                                 13,105            736
      Wal-Mart Stores                                   9,350            416
                                                                  ----------
                                                                       3,275
                                                                  ----------
   ENERGY - 7.9%
      BP ADR                                            3,780            274
      ConocoPhillips                                    6,790            466
      Exxon Mobil                                      18,358          1,244
      Halliburton                                      15,730            525
      Occidental Petroleum                              2,690            290
      Suncor Energy                                    12,455          1,009
                                                                  ----------
                                                                       3,808
                                                                  ----------
   FINANCIALS - 14.8%
      Allstate (A)                                     10,490            596
      American Express                                  4,010            209
      American International Group                      7,567            459
      Bank of America                                  15,825            815
      Citigroup                                        20,952          1,012
      Goldman Sachs Group                               4,000            611
      JPMorgan Chase                                   19,303            881
      Keycorp                                           7,765            286
      Merrill Lynch                                     9,995            728
      National City (A)                                 7,050            254
      SLM                                              10,320            519
      Wells Fargo                                       5,510            399
      Xl Capital, Cl A (A)                              5,180            330
                                                                  ----------
                                                                       7,099
                                                                  ----------

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   HEALTH CARE - 8.5%
      Abbott Laboratories                              13,425     $      641
      Gilead Sciences (A)*                              4,960            305
      GlaxoSmithKline ADR (A)                           6,740            373
      HCA (A)                                           3,450            170
      Johnson & Johnson                                11,315            708
      Medtronic (A)                                     4,920            249
      Novartis ADR                                      7,695            433
      Pfizer                                           16,719            434
      Sanofi-Aventis ADR (A)                            8,085            383
      WellPoint*                                        5,225            389
                                                                  ----------
                                                                       4,085
                                                                  ----------
   INDUSTRIALS - 7.5%
      3M                                                3,535            249
      Danaher (A)                                       9,855            643
      Emerson Electric                                  2,485            196
      General Electric                                 48,030          1,570
      Honeywell International                           8,970            347
      Rockwell Automation                               6,235            386
      Tyco International                                7,875            206
                                                                  ----------
                                                                       3,597
                                                                  ----------
   INFORMATION TECHNOLOGY - 9.8%
      Accenture, Cl A                                  11,925            349
      Applied Materials (A)                            14,790            233
      Cisco Systems*                                   32,490            580
      Citrix Systems*                                  12,615            401
      Corning*                                         12,085            230
      Dell (A)*                                         6,125            133
      EMC*                                             18,625            189
      Intel                                            14,980            270
      International Business Machines (A)               4,390            340
      Maxim Integrated Products                         5,795            170
      Microsoft                                        36,515            877
      Oracle (A)*                                      21,240            318
      Symantec*                                        13,705            238
      Texas Instruments (A)                            13,090            390
                                                                  ----------
                                                                       4,718
                                                                  ----------
   MATERIALS - 1.9%
      Alcoa                                             6,400            192
      BHP Billiton ADR (A)                              7,755            327
      Praxair                                           7,100            389
                                                                  ----------
                                                                         908
                                                                  ----------
   TELECOMMUNICATIONS - 1.4%
      Sprint Nextel                                     8,895            176
      Verizon Communications                           15,580            527
                                                                  ----------
                                                                         703
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           41

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

BALANCED FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                   Shares/Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   UTILITIES - 2.9%
      Constellation Energy Group                       10,625     $      615
      Exelon (A)                                        7,565            438
      PG&E                                              7,915            330
                                                                  ----------
                                                                       1,383
                                                                  ----------
      TOTAL COMMON STOCK
         (Cost $28,599)                                               32,830
                                                                  ----------

-----------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.8%
-----------------------------------------------------------------------------
      FHLMC Gold
         6.500%, 11/01/09                           $      81             81
         6.000%, 09/01/17                                 174            175
         6.000%, 02/01/28                                  88             88
         5.000%, 10/01/20                                  62             61
         4.500%, 05/01/19                                  77             74
      FHLMC, CMO REMIC, Ser 1626, Cl PT
         6.000%, 12/15/08                                  89             89
      FHLMC, CMO REMIC, Ser 2663, Cl QK
         3.500%, 04/15/17                                  91             91
      FNMA
         8.000%, 08/01/24                                   6              6
         8.000%, 05/01/25                                  32             34
         8.000%, 07/01/26                                   9              9
         7.500%, 09/01/26                                   8              8
         7.000%, 09/01/25                                  13             14
         7.000%, 07/01/26                                  31             32
         7.000%, 09/01/26                                  13             13
         7.000%, 12/01/27                                  31             32
         6.500%, 05/01/14                                  88             89
         6.500%, 03/01/24                                   9              9
         6.500%, 01/01/28                                  40             40
         6.500%, 05/01/29                                  18             18
         6.000%, 08/01/14                                 189            190
         6.000%, 02/01/17                                 175            177
         6.000%, 03/01/28                                 104            104
         6.000%, 05/01/28                                  25             25
         5.500%, 12/01/17                                 168            167
         5.500%, 11/01/33                                 284            277
         5.000%, 12/01/17                                  54             53
         5.000%, 04/01/18                                 278            270
         5.000%, 05/01/18                                 284            277
         5.000%, 11/01/18                                  22             22
         5.000%, 03/01/34                                 267            254
         5.000%, 08/01/34                                 224            213
         5.000%, 07/01/35                                 234            222
         4.500%, 02/01/19                                 179            171
         4.500%, 05/01/19                                 449            429
         4.500%, 07/01/20                                 364            348
         4.000%, 05/01/19                                 480            448

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
-----------------------------------------------------------------------------
      FNMA, CMO REMIC, Ser 25, Cl CD
         3.500%, 03/25/17                           $     287     $      274
      GNMA
         7.500%, 05/15/24                                  13             14
         7.500%, 09/15/25                                  13             13
         7.500%, 09/15/26                                  16             17
         7.500%, 01/15/27                                  11             11
         7.000%, 02/15/26                                  35             36
         7.000%, 08/15/26                                  15             15
         7.000%, 10/15/27                                  41             42
         7.000%, 03/15/29                                  48             50
         6.500%, 09/15/08                                  35             35
         6.500%, 06/15/23                                   7              7
         6.500%, 04/15/26                                  15             15
         6.500%, 05/15/28                                  29             29
         6.500%, 01/15/29                                  55             56
         6.000%, 11/15/08                                  38             38
         6.000%, 12/15/28                                 115            115
         6.000%, 02/15/29                                 174            175
         6.000%, 04/15/29                                  98             99
                                                                  ----------
      TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
         BACKED OBLIGATIONS
         (Cost $5,762)                                                 5,651
                                                                  ----------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 11.7%
-----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.3%
      Time Warner
         7.480%, 01/15/08                                 300            307
      Time Warner Entertainment
         8.375%, 03/15/23                                 275            306
                                                                  ----------
                                                                         613
                                                                  ----------
   CONSUMER STAPLES - 0.2%
      Safeway
         7.500%, 09/15/09                                 100            105
                                                                  ----------
   ENERGY - 0.5%
      Kinder Morgan (A)
         7.250%, 03/01/28                                 275            251
                                                                  ----------
   FINANCIALS - 3.0%
      Associates
         6.950%, 11/01/18                                 175            191
      Bank of America
         5.250%, 02/01/07                                 100            100
      First Bank System
         6.875%, 09/15/07                                 400            404

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

42                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

BALANCED FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
-----------------------------------------------------------------------------
      GE Global Insurance
         7.750%, 06/15/30                           $     200     $      230
      HSBC Bank USA
         3.875%, 09/15/09                                 200            191
      Morgan Stanley
         6.750%, 04/15/11                                 200            209
      Wells Fargo Bank
         6.450%, 02/01/11                                 100            104
                                                                  ----------
                                                                       1,429
                                                                  ----------
   FOREIGN GOVERNMENTS - 1.0%
      Hydro Quebec, Ser HY
         8.400%, 01/15/22                                 150            191
      Pemex Project Funding Master Trust
         9.125%, 10/13/10                                 250            277
                                                                  ----------
                                                                         468
                                                                  ----------
   HEALTH CARE - 1.2%
      HCA
         7.875%, 02/01/11                                 200            189
      Pharmacia
         5.875%, 12/01/08                                 225            227
      United Health Group
         5.250%, 03/15/11                                 150            148
                                                                  ----------
                                                                         564
                                                                  ----------
   INDUSTRIALS - 2.3%
      General Electric
         5.000%, 02/01/13                                 150            145
      McDonnell Douglas
         6.875%, 11/01/06                                 200            201
      Raychem
         7.200%, 10/15/08                                 225            232
      Raytheon
         6.550%, 03/15/10                                 200            206
      Waste Management
         7.000%, 10/15/06                                 350            351
                                                                  ----------
                                                                       1,135
                                                                  ----------
   INFORMATION TECHNOLOGY - 0.6%
      Cisco Systems
         5.250%, 02/22/11                                 175            173
      International Business Machines
         6.500%, 01/15/28                                 100            104
                                                                  ----------
                                                                         277
                                                                  ----------
   REAL ESTATE INVESTMENT TRUST - 0.9%
      Boston Properties
         5.000%, 06/01/15                                 250            232

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
-----------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST - (CONTINUED)
      EOP Operating LP
         6.800%, 01/15/09                           $     200     $      205
                                                                  ----------
                                                                         437
                                                                  ----------
   TELECOMMUNICATION - 0.3%
      Bell Atlantic of Maryland
         8.000%, 10/15/29                                  75             80
      New England Telephone & Telegraph
         7.875%, 11/15/29                                  50             53
                                                                  ----------
                                                                         133
                                                                  ----------
   UTILITIES - 0.4%
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                                 200            187
                                                                  ----------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $5,796)                                                 5,599
                                                                  ----------

-----------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 4.1%
-----------------------------------------------------------------------------
      U.S. Treasury Bonds (A)
         8.125%, 08/15/19                                 360            461
         7.250%, 05/15/16                                 400            468
         7.125%, 02/15/23                                 100            121
      U.S. Treasury Inflation Index Note (A)
         3.000%, 07/15/12                                 901            932
                                                                  ----------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $1,988)                                                 1,982
                                                                  ----------

-----------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 1.5%
-----------------------------------------------------------------------------
      CenterPoint Energy Transition Bond Co. II,
         Ser A, Cl A3
         5.090%, 08/01/15                                 225            220
      MBNA Credit Card Master Note Trust,
         Ser 2005-A7, Cl A7
         4.300%, 02/15/11                                 250            245
      Pacific Gas, Ser 1997-1, Cl A7
         6.420%, 09/25/08                                  20             20
      PG&E Energy Recovery Funding,
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                                 200            198
      USAA Auto Owner Trust,
         Ser 2004-1, Cl A3
         2.060%, 04/15/08                                  60             59
                                                                  ----------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $755)                                                     742
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           43

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

BALANCED FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 19.4%
-----------------------------------------------------------------------------
      Bear Stearns
         5.4125%, dated 07/31/06, matures on
         08/01/06, repurchase price $2,500,376
         (collateralized by various mortgage
         obligations, ranging in par value
         $42,750-$1,390,148, 0.000%-5.172%,
         12/20/30-06/25/37, total market value
         $2,625,059) (B)                            $   2,500     $    2,500
      Deutsche Bank Securities
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $1,096,879
         (collateralized by a U.S. Treasury
         obligation, par value $1,108,000,
         4.875%, 04/30/11, total market
         value $1,118,886)                              1,097          1,097
      Lehman Brothers
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $5,720,647
         (collateralized by various mortgage
         obligations, ranging in par value
         $162-$21,504,733, 0.000%-8.000%,
         06/05/08-04/11/37, total market
         value $6,005,785) (B)                          5,720          5,720
                                                                  ----------

      TOTAL REPURCHASE AGREEMENTS
         (Cost $9,317)                                                 9,317
                                                                  ----------

   TOTAL INVESTMENTS - 116.8%
      (Cost $52,217)                                              $   56,121
                                                                  ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $48,063,411.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2006 WAS $8,009,019.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LP -- LIMITED PARTNERSHIP
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

44                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

COGNITIVE VALUE FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - 94.5%+
-----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 14.8%
      Aftermarket Technology*                          16,300     $      356
      Applica (A)*                                    115,400            444
      Ballantyne of Omaha*                             13,300             64
      Books-A-Million                                  19,500            297
      Building Material Holding (A)                    12,600            270
      Cato, Cl A                                       16,500            401
      Cavco Industries*                                 5,000            164
      Celebrate Express*                               20,100            251
      Dress Barn*                                      14,000            302
      Drew Industries*                                  5,100            119
      Emerson Radio*                                   73,500            221
      Ethan Allen Interiors                             4,500            168
      Fleetwood Enterprises*                           27,900            199
      IHOP (A)                                          6,500            296
      IMPCO Technologies*                              22,700            229
      Interface, Cl A*                                 32,200            395
      Interstate Hotels & Resorts*                     48,100            478
      Jack in the Box*                                  5,800            229
      Jakks Pacific*                                   15,100            249
      John Wiley & Sons, Cl A                          20,600            681
      Kirkland's (A)*                                  46,000            238
      Landry's Restaurants                              4,000            113
      Lenox Group*                                      8,200             57
      Live Nation                                      12,700            266
      Lone Star Steakhouse & Saloon                     8,400            197
      Luby's*                                          41,100            357
      Modine Manufacturing                             34,400            811
      Multimedia Games (A)*                            21,600            212
      Nathan's Famous*                                 16,500            218
      Oxford Industries                                 4,000            142
      Rentrak*                                         28,000            295
      Shoe Carnival*                                   10,500            231
      Skyline                                           7,200            272
      Sonic Automotive (A)                             25,300            582
      Stage Stores                                     14,000            415
      Standard-Pacific                                 15,800            353
      Stein Mart                                       18,000            232
      Steiner Leisure*                                  8,100            325
      Steven Madden                                    11,800            395
      Stride Rite                                      19,800            251
      Sunterra*                                        15,300            181
      Unifi*                                           74,700            212
      United Retail Group*                             15,700            226
      Universal Technical Institute*                   10,000            201
      Weyco Group                                      11,000            255
      Wolverine World Wide                             16,000            407
      World Wrestling Entertainment                    41,900            684
                                                                  ----------
                                                                      13,941
                                                                  ----------

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   CONSUMER STAPLES - 4.3%
      Casey's General Stores                           11,700     $      265
      Corn Products International                      10,500            349
      Diamond Foods*                                   15,000            230
      Flowers Foods                                    10,500            299
      Inter Parfums                                    12,400            226
      J&J Snack Foods                                  22,500            677
      Longs Drug Stores                                 4,500            185
      National Beverage                                28,900            476
      Natural Health Trends (A)*                       25,300             71
      Performance Food Group (A)*                      17,600            490
      Reddy Ice Holdings                                8,600            192
      Schiff Nutrition International*                  20,700            141
      Spartan Stores*                                  17,000            255
      Spectrum Brands (A)*                              5,500             37
      WD-40                                             5,000            163
                                                                  ----------
                                                                       4,056
                                                                  ----------
   ENERGY - 6.4%
      Adams Resources & Energy                          4,200            170
      Grey Wolf (A)*                                   85,200            653
      Lone Star Technologies*                          11,000            518
      Magellan Petroleum (A)*                          82,000            120
      NS Group*                                         5,500            278
      Oceaneering International*                       18,400            804
      Parker Drilling*                                 44,200            321
      St. Mary Land & Exploration (A)                  27,900          1,200
      Swift Energy*                                     8,500            408
      Veritas DGC*                                     19,000          1,088
      Western Refining                                 17,500            402
                                                                  ----------
                                                                       5,962
                                                                  ----------
   FINANCIALS - 20.6%
      21st Century Holding (A)                         15,900            204
      American Community Bancshares                    17,000            207
      Ameris Bancorp                                   10,000            255
      AmeriServ Financial (A)*                         34,009            158
      Argonaut Group*                                  22,200            647
      Bancorp*                                         10,100            251
      Bancorpsouth                                     12,200            334
      BancTrust Financial Group (A)                    10,400            286
      Bank of Granite                                  11,700            254
      BankUnited Financial, Cl A                        9,300            275
      BFC Financial, Cl A (A)*                         38,300            234
      Boston Private Financial Holdings                14,400            362
      Cardinal Financial                               18,700            199
      Cash America International                       25,100            860
      Citizens (A)*                                    43,200            224
      Community Bank System                            11,000            233
      Delphi Financial Group, Cl A                     25,650            977

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             45

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

COGNITIVE VALUE FUND (CONTINUED)
-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Downey Financial (A)                              5,700     $      378
      Entertainment Properties Trust REIT               5,000            213
      Ezcorp, Cl A*                                    10,600            441
      First Defiance Financial                          8,300            220
      First Republic Bank                               7,000            298
      FNB                                               6,800            254
      Intervest Bancshares*                             6,700            297
      KHD Humboldt Wedag International*                10,000            290
      LandAmerica Financial Group (A)                   4,500            287
      Lexington Corporate Properties Trust REIT (A)    14,000            279
      LTC Properties REIT                               9,000            199
      MBT Financial (A)                                13,700            220
      Mercer Insurance Group                           12,400            247
      Metrocorp Bancshares                              9,100            285
      MicroFinancial                                   62,300            210
      National Bankshares                               9,400            209
      National Health Realty REIT                      11,400            211
      National Retail Properties REIT                  24,000            500
      New Century Financial REIT (A)                   11,500            502
      Nicholas Financial*                              19,400            275
      Northrim BanCorp                                  9,800            242
      NorthStar Realty Finance REIT*                   54,300            655
      Odyssey Re Holdings (A)                          33,800            909
      ProAssurance*                                     6,100            303
      Procentury                                       17,400            254
      Provident Bankshares                              9,900            364
      Quanta Capital Holdings*                         16,600             37
      Redwood Trust REIT (A)                            6,500            309
      Selective Insurance Group (A)                     9,200            469
      Shurgard Storage Centers, Cl A REIT (A)          15,600          1,028
      Sovran Self Storage REIT (A)                      8,600            444
      State Bancorp                                    14,500            258
      Sterling Bancshares                              21,000            411
      Sterling Financial                                9,100            291
      United Security Bancshares (A)                    8,400            232
      Whitney Holding                                  13,400            484
      Zenith National Insurance                        21,400            856
                                                                  ----------
                                                                      19,321
                                                                  ----------
   HEALTH CARE - 6.0%
      Analogic                                          4,400            201
      ArQule*                                          53,000            273
      Datascope                                         8,000            246
      DJO*                                              6,500            257
      Dynavax Technologies (A)*                        18,000             72
      I-Trax (A)*                                      68,500            228
      Kos Pharmaceuticals*                              5,600            231
      LCA-Vision                                        5,000            216
      Magellan Health Services*                         9,000            433

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Medical Staffing Network Holdings*               44,700     $      272
      Memry*                                          104,500            254
      Nutraceutical International*                     16,000            226
      NWH                                              18,800            342
      Owens & Minor                                    15,000            453
      Parexel International*                           12,100            359
      PDI*                                             16,400            251
      Pediatric Services of America*                   18,100            226
      Savient Pharmaceuticals*                         31,400            185
      SFBC International (A)*                          15,100            245
      Viasys Healthcare*                               14,300            368
      Vital Signs                                       5,800            299
                                                                  ----------
                                                                       5,637
                                                                  ----------
   INDUSTRIALS - 17.7%
      ABX Air*                                         56,200            303
      Acuity Brands                                    18,600            813
      Albany International, Cl A                       19,700            708
      Apogee Enterprises                               19,100            275
      Applied Industrial Technologies                  27,900            651
      Arbinet-thexchange*                              36,200            158
      Arkansas Best                                     7,800            347
      Armor Holdings*                                   7,500            388
      Baldwin Technology, Cl A*                        40,700            216
      Banta                                             7,000            247
      Barrett Business Services*                        9,000            194
      Belden CDT                                       20,700            672
      CBIZ*                                            48,500            358
      EGL*                                             18,200            799
      EMCOR Group*                                     16,100            830
      EnPro Industries*                                10,500            328
      Exponent*                                        14,400            227
      ExpressJet Holdings*                             38,500            263
      Freightcar America                                5,500            295
      GP Strategies*                                   31,900            237
      Healthcare Services Group                        20,600            445
      IDEX                                              7,800            339
      Industrial Distribution Group*                   29,900            258
      International Aluminum                            4,900            183
      JLG Industries                                   14,000            253
      Kaman                                            10,600            195
      Kansas City Southern (A)*                        12,600            310
      Key Technology*                                  20,200            251
      Kirby*                                            7,200            231
      Labor Ready (A)*                                 16,700            272
      Lennox International                             17,000            388
      LSI Industries                                   14,900            228
      Moog, Cl A*                                      11,700            406
      Mueller Industries                               14,000            514

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

46                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

COGNITIVE VALUE FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   INDUSTRIALS - (CONTINUED)
      NCO Group*                                       11,600     $      307
      Nordson                                           5,700            259
      Oshkosh Truck (A)                                10,700            459
      Spherion (A)*                                    27,000            205
      United Stationers*                               10,600            521
      URS*                                             20,700            820
      Valmont Industries                               18,000            915
      Viad                                             16,600            539
                                                                  ----------
                                                                      16,607
                                                                  ----------
   INFORMATION TECHNOLOGY - 12.9%
      Advanced Energy Industries*                      11,800            153
      Aeroflex*                                        22,100            224
      American Software, Cl A                          33,800            203
      Anixter International                            14,900            821
      Bel Fuse, Cl B                                    7,000            221
      Brightpoint*                                     14,580            214
      CalAmp*                                          22,800            143
      CallWave (A)*                                    48,500            160
      Catapult Communications*                         16,900            170
      Ceragon Networks*                                50,000            233
      Checkpoint Systems*                              14,000            231
      Coherent*                                        14,700            471
      Cohu                                             14,400            219
      Computer Horizons*                               50,700            231
      Cymer*                                            7,400            290
      Diodes*                                           5,500            197
      Embarcadero Technologies*                        41,500            244
      Filenet*                                         11,000            350
      Gerber Scientific*                               22,100            339
      Glenayre Technologies*                           76,000            197
      InFocus*                                         63,000            173
      Integral Systems                                  8,800            262
      Inter-Tel                                        12,400            266
      IXYS*                                            26,800            252
      Kopin*                                           54,800            182
      Lightbridge*                                     23,700            274
      Mapinfo*                                         20,100            230
      Micros Systems*                                   9,100            364
      NetScout Systems*                                34,000            219
      Opnet Technologies*                              24,300            308
      Overland Storage*                                26,900            194
      Pegasystems*                                     28,100            183
      Pemstar (A)*                                     98,300            356
      Performance Technologies*                        32,300            203
      PFSweb (A)*                                     142,000            136
      Phoenix Technologies*                            32,400            154
      Photronics*                                      16,700            233
      Planar Systems*                                  14,900            157
      Radisys*                                         15,000            316
      Richardson Electronics                           27,400            194

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      sAgilysys                                        14,500     $      227
      Scailex*                                         39,400            283
      Startek                                          14,700            196
      Technitrol                                        7,800            193
      TTI Team Telecom International*                  59,700            275
      Varian Semiconductor Equipment
         Associates*                                   15,600            495
      White Electronic Designs*                        39,700            198
      Zygo*                                            16,000            248
                                                                  ----------
                                                                      12,082
                                                                  ----------
   MATERIALS - 7.1%
      Aleris International*                            12,810            524
      AptarGroup                                        5,200            268
      Arch Chemicals                                    9,600            340
      Caraustar Industries*                            15,800            112
      Carpenter Technology                              7,600            748
      Chaparral Steel*                                  5,400            379
      Commercial Metals                                37,000            840
      Core Molding Technologies*                       37,000            218
      Friedman Industries                              19,300            157
      HB Fuller                                        14,400            576
      Innospec                                         11,600            286
      Material Sciences*                               18,100            170
      Olympic Steel                                     8,600            302
      Reliance Steel & Aluminum                        18,000            645
      Rock-Tenn, Cl A                                  11,200            193
      Schulman A                                        9,900            217
      Synalloy                                         17,400            230
      Texas Industries*                                 9,200            454
                                                                  ----------
                                                                       6,659
                                                                  ----------
   TELECOMMUNICATIONS - 0.6%
      CT Communications                                 9,200            230
      Iowa Telecommunications Services*                 9,900            193
      North Pittsburgh Systems                          7,300            189
                                                                  ----------
                                                                         612
                                                                  ----------
   UTILITIES - 4.1%
      Allete                                           11,500            534
      Atmos Energy                                     15,100            434
      Avista                                           29,400            734
      Cascade Natural Gas                              11,700            303
      Energen                                           5,500            234
      Laclede Group                                    12,100            402
      Northwest Natural Gas                            17,500            665
      Piedmont Natural Gas (A)                          9,200            237
      Southern Union                                   11,041            300
                                                                  ----------
                                                                       3,843
                                                                  ----------
      TOTAL COMMON STOCK
         (Cost $78,694)                                               88,720
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             47

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

COGNITIVE VALUE FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                  Par (000)/Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MASTER NOTES - 5.3%
-----------------------------------------------------------------------------
      Bank of America (B)
         5.383%, 08/01/06                             $ 2,500     $    2,500
      Bear Stearns (B)
         5.463%, 08/02/06                               2,500          2,500
                                                                  ----------
      TOTAL MASTER NOTES
         (Cost $5,000)                                                 5,000
                                                                  ----------

-----------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES - 3.9%
-----------------------------------------------------------------------------
      iShares Russell 2000 Value
         Index Fund (A)                                24,800          1,769
      iShares S&P SmallCap 600 Value
         Index Fund (A)                                26,100          1,757
      Rydex S&P Smallcap 600
         Pure Value*                                    4,500            168
                                                                  ----------
      TOTAL REGULATED INVESTMENT COMPANIES
         (Cost $3,128)                                                 3,694
                                                                  ----------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 12.3%
-----------------------------------------------------------------------------
      Bear Stearns
         5.4125%, dated 07/31/06, matures on
         08/01/06, repurchase price $2,500,376
         (collateralized by various mortgage
         obligations, ranging in par value
         $42,750-$1,390,148, 0.000%-5.172%,
         12/20/30-06/05/37, total market
         value $2,625,059) (B)                        $ 2,500          2,500
      Deutsche Bank Securities
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $2,208,516
         (collateralized by a U.S. Treasury
         obligation, par value $2,231,000, 4.875%,
         04/30/11, total market value $2,252,920)       2,208          2,208
      Lehman Brothers
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $6,795,600
         (collateralized by various mortgage
         obligations, ranging in par value
         $193 - $25,545,636, 0.000% -
         8.000%, 06/25/08 - 04/11/37,
         total market value $7,134,318) (B)             6,795          6,795
                                                                  ----------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $11,503)                                               11,503
                                                                  ----------
   TOTAL INVESTMENTS - 116.0%
      (Cost $98,325)                                              $  108,917
                                                                  ==========

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $93,865,734.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2006 WAS $13,618,273.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST
S&P -- STANDARD & POOR'S

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

48                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

CORE EQUITY FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - 99.8%+
-----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.4%
      Brunswick                                        27,100     $      801
      Dillard's, Cl A                                  48,800          1,465
      Family Dollar Stores                             19,400            441
      Gannett                                          11,900            620
      Home Depot                                       67,795          2,353
      Jones Apparel Group                              28,500            844
      Leggett & Platt                                  46,600          1,063
      Lennar, Cl A (A)                                 10,925            489
      Liz Claiborne (A)                                31,900          1,128
      Mattel                                           33,600            606
      Newell Rubbermaid                                23,400            617
      Target (A)                                        5,700            262
      Time Warner                                      16,700            275
                                                                  ----------
                                                                      10,964
                                                                  ----------
   CONSUMER STAPLES - 9.5%
      Anheuser-Busch                                   16,800            809
      ConAgra Foods (A)                                54,400          1,170
      General Mills                                    20,700          1,074
      Kimberly-Clark                                   27,305          1,667
      Kraft Foods, Cl A (A)                            14,400            467
      Kroger                                           28,800            660
      Pepsi Bottling Group                             61,100          2,032
      Safeway (A)                                      82,400          2,314
      Wal-Mart Stores                                  19,900            885
                                                                  ----------
                                                                      11,078
                                                                  ----------

   ENERGY - 9.4%
      BP ADR                                            9,705            704
      Chevron                                          20,000          1,316
      ConocoPhillips                                   26,930          1,848
      Exxon Mobil                                      48,100          3,258
      Hess (A)                                         58,800          3,110
      Nabors Industries (A)*                           21,400            756
                                                                  ----------
                                                                      10,992
                                                                  ----------

   FINANCIALS - 20.6%
      AMBAC Financial Group                             9,900            823
      Assurant (A)                                     24,700          1,190
      Bank of America                                  55,680          2,869
      Capital One Financial                             8,200            634
      CIT Group                                        26,800          1,230
      Citigroup                                        81,848          3,954
      Goldman Sachs Group                              23,110          3,530
      JPMorgan Chase                                   16,220            740
      Keycorp                                          10,000            369
      Lincoln National                                  8,600            488
      Morgan Stanley                                   25,300          1,683

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      National City (A)                               100,700     $    3,625
      Principal Financial Group (A)                    19,100          1,031
      Safeco                                           24,500          1,316
      UnumProvident (A)                                30,100            489
                                                                  ----------
                                                                      23,971
                                                                  ----------
   HEALTH CARE - 13.2%
      Amgen*                                            9,400            656
      Cigna                                            18,600          1,697
      HCA (A)                                          34,400          1,691
      Health Management Associates, Cl A               16,700            340
      Johnson & Johnson                                10,500            657
      King Pharmaceuticals (A)*                        48,800            831
      Merck                                            63,300          2,549
      Pfizer                                          184,009          4,782
      Universal Health Services, Cl B                  37,900          2,122
                                                                  ----------
                                                                      15,325
                                                                  ----------
   INDUSTRIALS - 12.9%
      Cendant                                          20,200            303
      CSX                                              22,100          1,341
      General Electric                                106,155          3,470
      Manpower                                         11,000            654
      Northrop Grumman                                 56,760          3,757
      Paccar                                            5,700            460
      Ryder System                                     52,100          2,626
      Tyco International                               65,200          1,701
      Waste Management                                 22,000            757
                                                                  ----------
                                                                      15,069
                                                                  ----------
   INFORMATION TECHNOLOGY - 15.3%
      Cisco Systems*                                   14,000            250
      Computer Sciences*                               31,100          1,629
      Convergys*                                       78,500          1,498
      EMC*                                             67,800            688
      Hewlett-Packard                                  20,500            654
      Intel                                           106,240          1,912
      International Business Machines                  29,460          2,281
      Lexmark International, Cl A*                     10,100            546
      Microsoft                                        54,525          1,310
      Molex                                            15,600            495
      Nokia ADR                                       134,175          2,663
      Novellus Systems (A)*                            44,600          1,129
      STMicroelectronics (A)                           99,100          1,483
      Synopsys*                                        73,900          1,323
                                                                  ----------
                                                                      17,861
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             49

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

CORE EQUITY FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                   Shares/Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   MATERIALS - 3.6%
      Alcoa                                            57,440     $    1,720
      Ashland                                           4,700            313
      Dow Chemical                                     17,200            595
      International Paper                              26,900            923
      PPG Industries                                   10,400            640
                                                                  ----------
                                                                       4,191
                                                                  ----------
   TELECOMMUNICATIONS - 2.8%
      Telefonos de Mexico ADR (A)                      65,200          1,528
      Verizon Communications                           49,300          1,668
                                                                  ----------
                                                                       3,196
                                                                  ----------
   UTILITIES - 3.1%
      American Electric Power                          53,700          1,940
      DTE Energy (A)                                   13,200            558
      Duke Energy                                      34,800          1,055
                                                                  ----------
                                                                       3,553
                                                                  ----------
   TOTAL COMMON STOCK
      (Cost $110,070)                                                116,200
                                                                  ----------

----------------------------------------------------------------------------
   MASTER NOTES - 4.3%
----------------------------------------------------------------------------
      Bank of America (B)
         5.383%, 08/01/06                             $ 2,500          2,500
      Bear Stearns (B)
         5.463%, 08/02/06                               2,500          2,500
                                                                  ----------
      TOTAL MASTER NOTES
         (Cost $5,000)                                                 5,000
                                                                  ----------

----------------------------------------------------------------------------
   COMMERCIAL PAPER - 2.1%
----------------------------------------------------------------------------
      Morgan Stanley Dean Witter (B)
         5.383%, 11/09/06                               2,500          2,500
                                                                  ----------
      TOTAL COMMERCIAL PAPER
         (Cost $2,500)                                                 2,500
                                                                  ----------

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 10.0%
-----------------------------------------------------------------------------
      Bear Stearns
         5.4125%, dated 07/31/06, matures on
         08/01/06, repurchase price $3,000,451
         (collateralized by various mortgage
         obligations, ranging in par value
         $51,300-$1,668,177, 0.000%-5.172%,
         12/20/30-06/25/37, total market
         value $3,150,071) (B)                       $  3,000     $    3,000
      Deutsche Bank Securities
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $236,940
         (collateralized by a U.S. Treasury
         obligation, par value $240,000,
         4.875%, 04/30/11, total market
         value $242,358)                                  237            237
      Lehman Brothers
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $8,431,776
         (collateralized by various mortgage
         obligations, ranging in par value
         $239 - $31,696,255, 0.00% - 8.000%,
         06/25/08 - 04/11/37, total market
         value $8,852,047) (B)                          8,431          8,431
                                                                  ----------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $11,668)                                               11,668
                                                                  ----------
   TOTAL INVESTMENTS - 116.2%
      (Cost $129,238)                                             $  135,368
                                                                  ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $116,495,781.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2006 WAS $18,227,746.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

50                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

ENHANCED GROWTH FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - 98.9%+
-----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.0%
      Amazon.com (A)*                                   8,900     $      239
      Comcast, Cl A (A)*                               38,900          1,337
      Garmin++ (A)                                      6,700            637
      IAC/InterActiveCorp (A)*                         35,550            843
      XM Satellite Radio Holdings, Cl A (A)*           48,500            563
                                                                  ----------
                                                                       3,619
                                                                  ----------
   HEALTH CARE - 13.3%
      Adolor*                                          12,700            304
      Alcon++                                           6,800            751
      Allergan                                          9,400          1,014
      Amgen*                                           23,600          1,646
      Amylin Pharmaceuticals (A)*                      11,700            571
      Anadys Pharmaceuticals*                          57,000            189
      Biogen Idec*                                     28,100          1,184
      BioMarin Pharmaceuticals*                        43,000            628
      Boston Scientific*                               12,600            214
      Celgene (A)*                                     30,500          1,461
      Cotherix*                                        30,500            256
      Dusa Pharmaceuticals (A)*                        55,900            251
      Express Scripts*                                  7,600            585
      Genentech*                                       17,300          1,398
      Genzyme*                                         13,000            888
      Gilead Sciences*                                 19,800          1,217
      Invitrogen*                                      10,300            636
      Medimmune*                                       13,500            343
      Teva Pharmaceutical Industries ADR (A)           46,600          1,542
      United Therapeutics*                              8,600            510
      Varian Medical Systems*                          11,100            503
                                                                  ----------
                                                                      16,091
                                                                  ----------
   INDUSTRIALS - 0.4%
      Monster Worldwide*                               11,200            448
                                                                  ----------
   INFORMATION TECHNOLOGY - 81.6%
      Adobe Systems*                                   50,000          1,425
      Advanced Micro Devices*                          24,800            481
      Akamai Technologies*                             13,100            519
      Altera*                                          53,000            917
      Amdocs++*                                        34,900          1,266
      Analog Devices                                   36,100          1,167
      Apple Computer*                                  46,800          3,181
      Applied Materials (A)                            95,000          1,495
      aQuantive (A)*                                   16,000            328
      ASML Holding++*                                  47,000            935
      Autodesk*                                        24,000            819
      Automatic Data Processing                        29,800          1,304
      BEA Systems*                                     41,400            486
      BearingPoint (A)*                                30,000            240
      Broadcom, Cl A*                                  64,600          1,550

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Cadence Design Systems*                          41,900     $      678
      CDW                                               8,000            473
      Check Point Software Technologies++*             28,500            479
      Checkfree*                                       14,600            650
      Cisco Systems*                                  187,100          3,340
      Citrix Systems*                                  25,000            794
      Cognizant Technology Solutions, Cl A (A)*        27,700          1,814
      Cognos++*                                        17,600            550
      Comverse Technology*                             42,000            814
      Corning*                                         94,600          1,804
      Dell (A)*                                        83,300          1,806
      eBay*                                            71,600          1,723
      Electronic Arts*                                 32,600          1,536
      EMC*                                            204,400          2,075
      F5 Networks*                                     18,800            871
      First Data                                       28,700          1,172
      Fiserv*                                          22,000            961
      Flextronics International++*                     62,000            703
      Formfactor (A)*                                  26,600          1,140
      Google, Cl A*                                    11,900          4,601
      Hewlett-Packard                                  60,100          1,918
      Intel                                           119,300          2,147
      International Business Machines                  24,800          1,920
      Intersil, Cl A                                   20,500            482
      Intuit*                                          46,600          1,439
      JDS Uniphase*                                   153,300            327
      Juniper Networks (A)*                            77,200          1,038
      Kla-Tencor                                       25,000          1,055
      Lam Research (A)*                                25,900          1,077
      Linear Technology                                38,800          1,255
      Marvel Technology Group++*                      107,300          1,990
      Maxim Integrated Products                        43,300          1,272
      McAfee*                                          32,500            700
      MEMC Electronic Materials*                       28,000            852
      Microchip Technology                             18,000            581
      Microsoft                                       173,900          4,179
      Motorola                                         61,800          1,407
      National Semiconductor                           30,000            698
      NAVTEQ (A)*                                      31,600            890
      Network Appliance*                               39,700          1,179
      Nokia ADR                                       116,400          2,311
      Nvidia*                                          40,000            885
      Oracle (A)*                                     183,200          2,742
      Paychex                                          37,500          1,282
      Qualcomm                                         92,300          3,254
      Quality Systems (A)*                             31,700          1,050
      Red Hat*                                         60,900          1,442
      Research In Motion++*                             14,000            919
      Salesforce.com (A)*                              38,400            987

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             51

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

ENHANCED GROWTH FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                   Shares/Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Samsung Electronics GDR (C)                       4,600     $    1,464
      SanDisk (A)*                                     21,900          1,022
      SAP ADR                                          26,500          1,209
      Sapient*                                         46,300            222
      Sun Microsystems*                               140,000            609
      Symantec*                                        85,010          1,477
      Taiwan Semiconductor
         Manufacturing ADR*                            83,386            723
      Tellabs*                                         38,900            366
      Texas Instruments (A)                            49,800          1,483
      VeriSign*                                        56,800          1,018
      Xilinx                                           45,000            913
      Yahoo!*                                          94,600          2,567
                                                                  ----------
                                                                      98,448
                                                                  ----------
   TELECOMMUNICATIONS - 0.6%
      NII Holdings*                                    14,100            744
                                                                  ----------
      TOTAL COMMON STOCK
         (Cost $116,435)                                             119,350
                                                                  ----------

----------------------------------------------------------------------------
   MASTER NOTES - 4.1%
----------------------------------------------------------------------------
      Bank of America (B)
         5.383%, 08/01/06                            $  2,500          2,500
      Bear Stearns (B)
         5.463%, 08/02/06                               2,500          2,500
                                                                  ----------
      TOTAL MASTER NOTES
         (Cost $5,000)                                                 5,000
                                                                  ----------

----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 13.1%
----------------------------------------------------------------------------
      Bear Stearns
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $5,000,745
         (collateralized by various mortgage
         obligations, ranging in par value
         $85,500-$2,780,295, 0.000%-5.172%,
         12/20/30-06/25/37, total market
         value $5,250,118) (B)                          5,000          5,000
      Bear Stearns
         5.4125%, dated 07/31/06, matures on
         08/01/06, repurchase price $2,500,376
         (collateralized by various mortgage
         obligations, ranging in par value
         $42,750-$1,390,148, 0.000%-5.172%,
         12/20/30-06/25/37, total market
         value $2,625,059) (B)                          2,500          2,500

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
-----------------------------------------------------------------------------
      Deutsche Bank Securities
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $1,383,940
         (collateralized by a U.S. Treasury
         obligation, par value $1,398,000,
         4.875%, 04/30/11, total market
         value $1,411,735)                           $  1,384     $    1,384
      Lehman Brothers
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $6,937,084
         (collateralized by various mortgage
         obligations, ranging in par value
         $197 - $26,077,495, 0.000% - 8.000%,
         06/25/08 - 04/11/37, total market
         value $7,282,854) (B)                          6,936          6,936
                                                                  ----------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $15,820)                                               15,820
                                                                  ----------
   TOTAL INVESTMENTS - 116.1%
      (Cost $137,255)                                             $  140,170
                                                                  ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $120,732,672.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++  SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2006 WAS $18,828,646.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THIS SECURITY AS OF JULY 31, 2006, WAS $1,463,950 AND REPRESENTED 1.2% OF NET ASSETS.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

52                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

INTERNATIONAL OPPORTUNITIES FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - 95.7%+
-----------------------------------------------------------------------------
   AUSTRALIA - 1.8%
      Australia & New Zealand Banking
         Group                                         21,000     $      406
      BHP Billiton                                     30,128            641
      Commonwealth Bank of Australia                   18,000            618
      CSL                                              10,000            404
      ING Office Fund                                 150,000            165
      QBE Insurance Group                              30,000            507
      Rinker Group                                     27,000            272
      Woodside Petroleum                                7,500            246
      Woolworths                                       25,000            365
      Zinifex                                          50,000            404
                                                                  ----------
                                                                       4,028
                                                                  ----------
   AUSTRIA - 1.0%
      Erste Bank der Oesterreichischen
         Sparkassen                                     8,000            461
      EVN                                               2,113            220
      IMMOFINANZ Immobilien Anlagen*                   20,000            230
      OMV                                               8,630            529
      Telekom Austria                                  18,000            407
      Voestalpine*                                      2,500            369
                                                                  ----------
                                                                       2,216
                                                                  ----------
   BELGIUM - 1.2%
      Belgacom                                          7,000            236
      Brederode                                        10,500            344
      Dexia                                            12,300            301
      Groupe Bruxelles Lambert                          2,300            242
      InBev                                             6,400            336
      KBC Groep                                         5,000            545
      Nationale A Portefeuille                            600            214
      Solvay                                            3,000            356
                                                                  ----------
                                                                       2,574
                                                                  ----------
   BRAZIL - 2.1%
      Banco Bradesco ADR (A)                           22,032            739
      Banco Itau Holding ADR (A)                       28,000            864
      Centrais Eletricas Brasileiras               17,500,000            369
      Centrais Eletricas Brasileiras,
         Preference B                               1,000,000             20
      Cia Vale do Rio Doce ADR                         40,000            928
      Embratel Participacoes ADR (A)                   37,000            573
      Petroleo Brasileiro ADR                          11,900          1,093
                                                                  ----------
                                                                       4,586
                                                                  ----------
   CANADA - 1.9%
      Agnico Eagle Mines                                2,300             82
      Alcan                                             2,000             91
      Bank of Montreal                                  1,500             85
      Bank of Nova Scotia                               2,000             80

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   CANADA - (CONTINUED)
      Barrick Gold                                      5,500     $      169
      BCE                                               7,320            167
      Canadian Natural Resources                        5,000            266
      EnCana                                            5,000            270
      Falconbridge                                      9,735            536
      Goldcorp                                          3,300             97
      HudBay Minerals*                                  4,400             61
      Manulife Financial (A)                            8,500            268
      Methanex (A)                                      2,400             46
      National Bank of Canada                           5,000            259
      Petro-Canada                                      4,500            201
      Potash Corp of Saskatchewan                       1,000             94
      Power Corp of Canada                              6,000            162
      Royal Bank of Canada (A)                          6,000            244
      Sun Life Financial                                4,000            153
      Suncor Energy                                     3,000            243
      Teck Cominco, Cl B                                1,000             66
      Telus                                             5,000            216
      Toronto-Dominion Bank                             4,500            230
      Ultra Petroleum*                                  3,000            176
                                                                  ----------
                                                                       4,262
                                                                  ----------
   DENMARK - 0.4%
      AP Moller - Maersk                                   25            189
      Danske Bank                                       7,000            268
      DSV                                                 600             96
      GN Store Nord*                                    5,400             77
      Novo-Nordisk, Cl B                                2,300            142
      Topdanmark*                                         600             84
                                                                  ----------
                                                                         856
                                                                  ----------
   FINLAND - 0.5%
      Metso                                            17,000            613
      Sampo, Cl A                                      25,000            471
                                                                  ----------
                                                                       1,084
                                                                  ----------
   FRANCE - 9.7%
      Arcelor                                          25,500          1,360
      Arkema*                                             838             32
      Arkema ADR*                                          60              2
      AXA                                              39,311          1,356
      BNP Paribas                                      16,780          1,633
      Bouygues                                         15,000            749
      Capgemini                                        14,000            752
      Credit Agricole                                  15,100            607
      Eiffage                                          10,000            851
      Euler Hermes                                      4,500            506
      Groupe Danone                                     5,000            661
      L'Oreal                                           6,000            601
      LVMH Moet Hennessy Louis Vuitton                  6,000            603

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             53

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   FRANCE - (CONTINUED)
      Natexis Banques Populaires                        2,226     $      546
      Nexans                                            7,000            543
      PPR                                               6,000            801
      Sanofi-Aventis                                   15,746          1,497
      Sanofi-Aventis ADR                               12,000            569
      Schneider Electric                                6,000            617
      Societe Generale                                  8,200          1,223
      Sodexho Alliance                                 17,000            863
      Suez                                             20,000            829
      Technip                                          15,000            805
      Total                                            33,520          2,280
      Vivendi*                                         25,500            863
                                                                  ----------
                                                                      21,149
                                                                  ----------
   GERMANY - 7.9%
      Allianz                                           6,990          1,098
      BASF                                             10,000            805
      Bayer                                            10,000            493
      Bayerische Hypo-und Vereinsbank                  15,000            607
      Celesio                                           9,000            421
      Commerzbank                                      28,000            981
      DaimlerChrysler                                  18,000            929
      Deutsche Bank                                    11,500          1,325
      Deutsche Telekom                                 21,860            338
      E.ON                                             14,600          1,760
      Hochtief                                          7,000            370
      Infineon Technologies*                           46,000            491
      Lanxess*                                         19,500            730
      MAN                                              12,000            867
      Muenchener Rueckversicherungs                     4,000            551
      ProSiebenSat.1 Media (A)*                        27,000            690
      RWE (A)                                           6,000            527
      SAP                                               5,000            915
      Schering (A)                                      4,000            463
      Siemens                                          10,000            806
      ThyssenKrupp                                     40,000          1,400
      Volkswagen                                        8,000            600
                                                                  ----------
                                                                      17,167
                                                                  ----------
   GREECE - 0.6%
      Alpha Bank                                       19,824            508
      Fourlis                                          25,000            355
      National Bank of Greece                          11,100            431
                                                                  ----------
                                                                       1,294
                                                                  ----------
   HONG KONG - 2.8%
      ASM Pacific Technology                           40,000            201
      Bank of East Asia                                66,000            273
      BOC Hong Kong Holdings                          120,000            244

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   HONG KONG - (CONTINUED)
      Cheung Kong Holdings                             40,000     $      433
      China Merchants Holdings International           80,000            243
      China Mobile                                     60,000            387
      China Netcom Group                              200,000            365
      China Overseas Land & Investment                600,000            351
      China Resources Power Holdings                  280,000            229
      Chinese Estates Holdings                        190,000            199
      Citic Pacific                                   100,000            292
      CNOOC                                           400,000            340
      Esprit Holdings                                  30,000            228
      Foxconn International Holdings*                 145,000            337
      Guoco Group                                      17,000            204
      Henderson Land Development                       60,000            329
      HongKong Electric Holdings                       50,000            238
      Hutchison Whampoa                                50,000            456
      Li & Fung                                       119,400            250
      MTR                                              90,000            230
      Swire Pacific, Cl A                              20,000            208
                                                                  ----------
                                                                       6,037
                                                                  ----------
   IRELAND - 0.7%
      Allied Irish Banks                               21,400            519
      CRH                                              14,400            464
      Irish Life & Permanent                           20,700            478
                                                                  ----------
                                                                       1,461
                                                                  ----------
   ITALY - 1.5%
      Banca Intesa                                     76,463            442
      Banca Popolare di Milano SCRL                    27,000            339
      Capitalia                                        45,000            377
      Enel                                             34,000            300
      ENI                                              25,000            767
      Fondiaria-Sai                                     8,000            323
      Mediobanca                                       13,000            264
      Tenaris                                          22,000            420
                                                                  ----------
                                                                       3,232
                                                                  ----------
   JAPAN - 22.4%
      77 Bank                                          52,000            377
      Aeon                                             10,000            233
      Aisin Seiki                                       6,000            174
      Amada                                            40,000            425
      AOC Holdings                                      8,500            166
      Arcs                                             11,000            130
      Asahi Breweries                                  33,000            482
      Astellas Pharma                                  10,000            398
      Autobacs Seven                                   16,000            706
      Bridgestone                                       8,000            146
      Brother Industries                               25,000            250
      Calpis (A)                                       35,000            303

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

54                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      Canon                                            24,000     $    1,154
      Chubu Electric Power                              7,000            170
      Cosmo Oil                                        88,000            425
      Daiichi Sankyo                                   25,000            687
      Dainippon Ink and Chemicals                      50,000            174
      Daiwa Securities Group                           60,000            671
      Fancl                                            18,000            274
      Fuji Heavy Industries                           168,000          1,033
      Futaba                                           17,000            423
      Futaba Industrial (A)                            15,000            327
      Hitachi                                          50,000            320
      Hitachi Construction Machinery                   12,000            282
      Honda Motor                                      50,000          1,649
      Hosiden                                          17,000            169
      Isetan                                           10,000            157
      Juki (A)                                         90,000            504
      Kadokawa Group Holdings                           6,000            219
      Kinden                                          100,000            774
      Kyushu Electric Power                            22,000            513
      Maeda                                           100,000            444
      Makino Milling Machine                           85,000            860
      Makita                                           23,000            754
      Marubeni                                        110,000            584
      Matsushita Electric Industrial                   25,000            520
      Mazda Motor                                     105,000            683
      Mitsubishi                                       35,000            718
      Mitsubishi Chemical Holdings                     50,000            315
      Mitsubishi Electric                              45,000            353
      Mitsubishi Heavy Industries                      55,000            225
      Mitsui                                           30,000            457
      Mitsui Fudosan                                   58,000          1,232
      Mitsui OSK Lines                                 50,000            330
      Mizuho Financial Group                              100            840
      Mori Seiki (A)                                   18,000            372
      Nikko Cordial                                    30,000            358
      Nintendo                                          3,000            560
      Nippon Konpo Unyu Soko                           60,000            802
      Nippon Mining Holdings                           46,500            394
      Nippon Residential Investment                       100            506
      Nippon Shokubai                                  21,000            243
      Nippon Suisan Kaisha                             45,000            235
      Nippon Telegraph & Telephone                        195          1,019
      Nippon Telegraph & Telephone ADR (A)             13,000            338
      Nippon Thompson                                  20,000            221
      Nissan Motor                                     86,000            927
      Nisshin Steel                                   100,000            300
      Nokia ADR                                        83,700          1,661
      Nomura Holdings                                  35,000            621
      NSK                                              65,000            498

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      NTT DoCoMo                                          430     $      627
      Obayashi                                         35,000            226
      Okinawa Electric Power                           12,300            703
      ORIX (A)                                          1,500            393
      Parco                                            34,000            367
      Rengo                                            25,000            183
      Ricoh                                            30,000            605
      Sakai Chemical Industry                         150,000            750
      Sanwa Shutter                                    50,000            264
      Sanyo Shinpan Finance                             5,000            212
      Sawai Pharmaceutical (A)                          4,000            214
      Seven & I Holdings                               10,000            349
      Shiga Bank                                       90,000            610
      Shinsei Bank                                     90,000            561
      Shizuoka Bank                                    33,000            376
      Sony                                             13,000            599
      Sumitomo                                         70,000            992
      Sumitomo Mitsui Financial Group                      80            851
      Sumitomo Trust & Banking                         40,000            425
      Takeda Pharmaceutical                            10,000            646
      Teijin                                           55,000            310
      Toei (A)                                         35,000            270
      Toei Animation (A)                               12,000            290
      Toho Pharmaceutical                              15,000            257
      Tohoku Electric Power                            15,000            315
      Tokai Carbon                                     65,000            362
      Tokyo Electric Power                             12,000            322
      Tokyo Electron                                   15,000            954
      Toshiba                                         100,000            646
      Toyo Suisan Kaisha                               60,000            969
      Toyota Motor                                     30,000          1,586
      Toyota Motor ADR                                  3,500            368
      TV Asahi                                            150            339
      United Urban Investment                             100            588
      Yamaha Motor                                     11,000            286
                                                                  ----------
                                                                      48,900
                                                                  ----------
   MEXICO - 1.1%
      Carso Global Telecom*                           112,000            289
      Cemex ADR                                         8,226            233
      Empresas ICA Sociedad Controladora
         ADR*                                          11,000            417
      Grupo Aeroportuario del Sureste ADR               7,700            261
      Grupo Televisa ADR                               10,400            192
      Telefonos de Mexico ADR (A)                      26,700            626
      Wal-Mart de Mexico, Ser V                       104,200            321
                                                                  ----------
                                                                       2,339
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             55

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   NETHERLANDS - 5.9%
      ABN AMRO Holding (A)                             23,000     $      637
      Aegon                                            43,000            730
      ASML Holding                                     17,000            335
      Buhrmann                                         25,000            345
      Fortis                                           20,000            711
      Heineken                                         11,000            517
      ING Groep (A)                                    60,000          2,435
      Koninklijke DSM                                  20,000            782
      Koninklijke Philips Electronics (A)              12,020            397
      Randstad Holdings                                 6,000            329
      Rodamco Europe                                    5,000            529
      Royal Dutch Shell, Cl A                          77,000          2,717
      Royal Dutch Shell, Cl B                          28,733          1,058
      Royal KPN                                        43,000            488
      TNT (A)                                          13,000            465
      Wolters Kluwer                                   15,000            353
                                                                  ----------
                                                                      12,828
                                                                  ----------
   NORWAY - 2.0%
      DNB NOR                                          80,500          1,021
      Norsk Hydro                                      72,500          2,062
      Statoil                                          31,000            920
      Yara International (A)                           30,000            452
                                                                  ----------
                                                                       4,455
                                                                  ----------
   POLAND - 0.7%
      Bank Pekao                                        5,500            379
      Bank Zachodni WBK                                 2,800            186
      KGHM Polska Miedz*                                6,000            234
      Polski Koncern Naftowy Orlen*                    17,000            334
      Powszechna Kasa Oszczednosci
         Bank Polski*                                  18,000            238
      Telekomunikacja Polska                           40,000            275
                                                                  ----------
                                                                       1,646
                                                                  ----------
   SINGAPORE - 0.8%
      CapitaLand                                       82,000            213
      DBS Group Holdings                               22,000            252
      K-REIT Asia*                                     30,000             27
      Keppel                                           24,000            233
      Keppel Land                                      40,000             99
      Oversea-Chinese Banking                          30,000            121
      SembCorp Industries                              75,000            161
      SembCorp Marine                                  42,000             89
      Singapore Technologies Engineering               31,000             56
      Singapore Telecommunications                    118,000            194
      United Overseas Bank                             21,000            208
      UOL Group                                        30,000             55
                                                                  ----------
                                                                       1,708
                                                                  ----------

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   SOUTH AFRICA - 1.0%
      Impala Platinum Holdings                          1,500     $      277
      Imperial Holdings                                14,840            286
      Nedbank Group                                     9,000            143
      Sasol                                            11,000            397
      Standard Bank Group                              15,000            166
      Steinhoff International Holdings                142,000            437
      Telkom                                           21,000            397
                                                                  ----------
                                                                       2,103
                                                                  ----------
   SOUTH KOREA - 2.7%
      Hana Financial Group                              7,575            339
      Hyundai Motor                                     5,000            383
      Hyundai Securities                               37,000            419
      Hyundai Steel                                    15,000            514
      Joongang Construction                            14,500            194
      Kookmin Bank                                      8,300            725
      Korea Investment Holdings                        10,000            375
      Samsung Electronics                               2,500          1,592
      Shinhan Financial Group                          10,000            492
      SK                                                3,000            210
      SKC                                              27,500            599
                                                                  ----------
                                                                       5,842
                                                                  ----------
   SPAIN - 1.3%
      Banco Bilbao Vizcaya Argentaria (A)              18,066            384
      Banco Sabadell                                    9,000            319
      Banco Santander Central Hispano (A)              53,000            803
      Corp Mapfre                                      10,000            197
      Endesa                                            6,000            205
      Red Electrica de Espana                          10,000            371
      Repsol YPF                                        5,500            154
      Telefonica                                       24,000            406
                                                                  ----------
                                                                       2,839
                                                                  ----------
   SWEDEN - 1.4%
      Atlas Copco, Cl A                                14,000            349
      Electrolux, Cl B                                 14,000            203
      ForeningsSparbanken                              12,000            322
      Hennes & Mauritz, Cl B                            6,500            242
      Husqvarna, Cl B*                                 14,000            151
      Investor, Cl B                                   24,000            440
      Nordea Bank                                      30,000            376
      Telefonaktiebolaget LM Ericsson, Cl B           140,000            441
      TeliaSonera                                      35,000            196
      Volvo, Cl B                                       7,000            371
                                                                  ----------
                                                                       3,091
                                                                  ----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

56                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   SWITZERLAND - 7.3%
      ABB                                              56,000     $      724
      Compagnie Financiere Richemont, Cl A              5,400            244
      Credit Suisse Group                              24,977          1,400
      Holcim                                            5,400            421
      Nestle                                            8,500          2,786
      Novartis                                         53,002          3,011
      Roche Holding                                    14,333          2,551
      Swiss Reinsurance                                12,500            899
      Syngenta                                          3,700            532
      UBS                                              46,974          2,556
      Zurich Financial Services                         3,698            830
                                                                  ----------
                                                                      15,954
                                                                  ----------
   TURKEY - 1.0%
      Akbank TAS                                       54,999            265
      Dogan Sirketler Grubu Holdings                  130,000            534
      KOC Holding*                                     88,000            306
      Trakya Cam Sanayi                               103,067            252
      Turkiye Garanti Bankasi                         110,000            316
      Turkiye Is Bankasi, Cl C                         90,720            485
                                                                  ----------
                                                                       2,158
                                                                  ----------
   UNITED KINGDOM - 16.0%
      Alliance Boots                                   33,300            489
      Amlin                                            92,000            428
      Arriva                                           25,000            258
      AstraZeneca                                      18,085          1,104
      Aviva                                            25,000            335
      Barclays                                        115,000          1,349
      BG Group                                         57,000            767
      BHP Billiton                                     60,000          1,136
      BOC Group                                        17,000            509
      BP                                              190,600          2,296
      BP ADR (A)                                        5,000            363
      British Airways*                                 50,000            361
      British American Tobacco                         25,000            674
      British Energy Group*                            25,000            343
      British Land                                     35,000            894
      British Sky Broadcasting                         23,000            241
      BT Group                                         37,000            164
      Burren Energy                                    15,000            249
      Diageo                                           44,000            773
      easyJet*                                         40,000            333
      Enterprise Inns                                  40,400            733
      GKN                                              55,000            267
      GlaxoSmithKline                                  71,044          1,965
      Group 4 Securicor                               175,000            547

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   UNITED KINGDOM - (CONTINUED)
      HBOS                                             52,800     $      961
      Henderson Group                                 200,000            291
      HSBC Holdings                                   127,000          2,303
      Imperial Chemical Industries                     22,000            152
      Imperial Tobacco Group                           12,000            392
      Informa                                          52,000            423
      International Power                             125,000            688
      Lloyds TSB Group                                 57,000            574
      Man Group                                        20,000            917
      Meggitt                                          40,000            222
      Mitchells & Butlers                              45,000            445
      Next                                             10,000            319
      Northern Rock                                    20,000            417
      Old Mutual                                       89,000            269
      Persimmon                                        40,000            956
      Prudential                                       30,000            315
      Punch Taverns                                    18,000            296
      Rio Tinto                                        15,500            801
      Rolls-Royce Group*                               30,000            247
      Royal Bank of Scotland Group                     51,200          1,666
      Sage Group                                       60,000            261
      Scottish & Southern Energy                       22,000            497
      Scottish Power                                   19,841            224
      Severn Trent                                     10,000            242
      Sportingbet                                      40,000            184
      Taylor Woodrow                                   75,000            482
      Tesco                                            93,000            624
      Travis Perkins                                   15,000            427
      Unilever                                         23,850            564
      United Utilities                                 30,000            370
      Vodafone Group                                  553,386          1,202
      Vodafone Group, Cl B (C)                        632,441            177
      Whitbread                                        11,656            270
      WPP Group                                        23,000            272
                                                                  ----------
                                                                      35,028
                                                                  ----------
      TOTAL COMMON STOCK
         (Cost $159,466)                                             208,837
                                                                  ----------

-----------------------------------------------------------------------------
   PREFERRED STOCK - 0.1%
-----------------------------------------------------------------------------
   GERMANY
      Volkswagen                                        5,000            268
                                                                  ----------
      TOTAL PREFERRED STOCK
         (Cost $175)                                                     268
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           57

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                   Shares/Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES - 2.9%
-----------------------------------------------------------------------------
      iShares MSCI Brazil Index Fund (A)               12,100     $      478
      iShares MSCI France Index Fund (A)               24,700            747
      iShares MSCI Hong Kong Index Fund (A)            80,000          1,098
      iShares MSCI Italy Index Fund                    33,100            974
      iShares MSCI Japan Index Fund (A)               107,000          1,452
      iShares MSCI United Kingdom
         Index Fund (A)                                70,700          1,527
                                                                  ----------
      TOTAL REGULATED INVESTMENT COMPANIES
         (Cost $5,490)                                                 6,276
                                                                  ----------

-----------------------------------------------------------------------------
   MASTER NOTES - 3.4%
-----------------------------------------------------------------------------
      Bank of America (B)
         5.383%, 08/01/06                           $   2,500          2,500
      Bear Stearns (B)
         5.463%, 08/02/06                               2,500          2,500
      JPMorgan (B)
         5.393%, 08/15/06                               2,500          2,500
                                                                  ----------
      TOTAL MASTER NOTES
         (Cost $7,500)                                                 7,500
                                                                  ----------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 7.0%
-----------------------------------------------------------------------------
      Bear Stearns
         5.4125%, dated 07/31/06, matures on
         08/01/06, repurchase price $2,500,376
         (collateralized by various mortgage
         obligations, ranging in par value
         $42,750-$1,390,148, 0.000%-5.172%,
         12/20/30-06/25/37, total market
         value $2,625,059) (B)                          2,500          2,500
      Deutsche Bank Securities
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $3,816,892
         (collateralized by a U.S. Treasury
         obligation, par value $4,052,000,
         4.250%, 11/15/14, total market
         value $3,892,727)                              3,816          3,816
      Lehman Brothers
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $8,890,247
         (collateralized by various mortgage
         obligations, par value $252 -
         $33,419,714, 0.000% - 8.000%,
         06/25/08 - 04/11/37, total market
         value $9,333,370) (B)                          8,889          8,889
                                                                  ----------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $15,205)                                               15,205
                                                                  ----------

   TOTAL INVESTMENTS - 109.1%
      (Cost $187,836)                                             $  238,086
                                                                  ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $218,239,092.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2006 WAS $18,057,978.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) SECURITY IS FAIR VALUED USING METHODS IN ACCORDANCE WITH FAIR VALUE PROCEDURES ESTABLISHED BY THE BOARD OF TRUSTEES. THE VALUE OF THIS SECURITY AS OF JULY 31, 2006 WAS $177,191 AND REPRESENTED 0.1% OF NET ASSETS.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

58                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

LARGE CAP GROWTH FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - 96.8%+
-----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.3%
      Harman International Industries                   9,350     $      750
      Las Vegas Sands (A)*                             40,550          2,515
      Starbucks (A)*                                   28,200            966
                                                                  ----------
                                                                       4,231
                                                                  ----------
   CONSUMER STAPLES - 13.3%
      Colgate-Palmolive                                79,550          4,719
      PepsiCo                                          73,350          4,649
      Procter & Gamble                                 45,800          2,574
      Walgreen (A)                                    109,146          5,106
                                                                  ----------
                                                                      17,048
                                                                  ----------
   ENERGY - 8.8%
      Schlumberger (A)                                 86,900          5,809
      Smith International                             122,750          5,471
                                                                  ----------
                                                                      11,280
                                                                  ----------
   FINANCIALS - 13.0%
      Aflac                                            28,500          1,258
      Chicago Mercantile Exchange Holdings              8,550          3,943
      Goldman Sachs Group                              21,550          3,292
      Legg Mason (A)                                   29,050          2,425
      SLM                                             113,950          5,732
                                                                  ----------
                                                                      16,650
                                                                  ----------
   HEALTH CARE - 15.2%
      Abbott Laboratories                              33,150          1,584
      Alcon                                            11,050          1,220
      Allergan (A)                                     20,300          2,189
      Dentsply International                           53,100          1,662
      Genentech*                                       56,744          4,586
      Gilead Sciences (A)*                             66,150          4,067
      Johnson & Johnson                                23,700          1,483
      Medtronic (A)                                    51,750          2,614
                                                                  ----------
                                                                      19,405
                                                                  ----------
   INDUSTRIALS - 16.3%
      Boeing (A)                                       26,050          2,017
      Caterpillar                                      54,900          3,891
      Emerson Electric                                 23,500          1,854
      Expeditors International Washington (A)          66,600          3,028
      General Dynamics                                 36,350          2,436
      General Electric                                147,504          4,822
      Robert Half International                        41,400          1,340
      Rockwell Automation                              24,800          1,537
                                                                  ----------
                                                                      20,925
                                                                  ----------

-----------------------------------------------------------------------------
Description                                   Shares/Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 23.2%
      Adobe Systems*                                   42,800     $    1,220
      Apple Computer*                                  30,000          2,039
      Automatic Data Processing                        29,800          1,304
      Broadcom, Cl A*                                  22,750            546
      Checkfree*                                       77,000          3,427
      Cisco Systems*                                  208,650          3,725
      Electronic Arts (A)*                             18,700            881
      Google, Cl A*                                    14,150          5,470
      Microchip Technology                            109,400          3,529
      Paychex (A)                                     102,400          3,500
      Qualcomm                                         33,250          1,172
      SAP ADR (A)                                      63,750          2,909
                                                                  ----------
                                                                      29,722
                                                                  ----------
   MATERIALS - 3.7%
      Monsanto                                        110,700          4,759
                                                                  ----------
      TOTAL COMMON STOCK
         (Cost $114,310)                                             124,020
                                                                  ----------

-----------------------------------------------------------------------------
   MASTER NOTES - 5.9%
-----------------------------------------------------------------------------
      Bank of America (B)
         5.383%, 08/01/06                            $  2,500          2,500
      Bear Stearns (B)
         5.413%, 08/02/06                               2,500          2,500
      JPMorgan (B)
         5.393%, 08/15/06                               2,500          2,500
                                                                  ----------
      TOTAL MASTER NOTES
         (Cost $7,500)                                                 7,500
                                                                  ----------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATION - 1.9%
-----------------------------------------------------------------------------
      First Tennessee (B) (C)
         5.339%, 04/18/07                               2,500          2,501
                                                                  ----------
      TOTAL CORPORATE OBLIGATION
         (Cost $2,501)                                                 2,501
                                                                  ----------

-----------------------------------------------------------------------------
   COMMERCIAL PAPER - 0.8%
-----------------------------------------------------------------------------
      Morgan Stanley Dean Witter (B)
         5.383%, 11/09/06                               1,000          1,000
                                                                  ----------
      TOTAL COMMERCIAL PAPER
         (Cost $1,000)                                                 1,000
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           59

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

LARGE CAP GROWTH FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 24.4%
-----------------------------------------------------------------------------
      Bear Stearns
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $15,002,234
         (collateralized by various mortgage
         obligations, ranging in par value
         $256,500-$8,340,885, 0.000%-5.172%,
         12/20/30-06/25/37, total market
         value $15,750,355) (B)                      $ 15,000     $   15,000
      Bear Stearns
         5.4125%, dated 07/31/06, matures on
         08/01/06, repurchase price $2,500,376
         (collateralized by various mortgage
         obligations, ranging in par value
         $42,750-$1,390,148, 0.000%-5.172%,
         12/20/30-06/25/37, total market
         value $2,625,059) (B)                          2,500          2,500
      Deutsche Bank Securities
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $6,185,389
         (collateralized by a U.S. Treasury
         obligation, par value $6,331,000,
         4.250%, 11/30/07, total market
         value $6,309,053)                              6,184          6,184
      Lehman Brothers
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $7,609,970
         (collateralized by various mortgage
         obligations, par value $216 - $28,606,969,
         0.000% - 8.000%, 06/25/08 - 04/11/37,
         total market value $7,989,279) (B)             7,609          7,609
                                                                  ----------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $31,293)                                               31,293
                                                                  ----------
      TOTAL INVESTMENTS - 129.8%
         (Cost $156,604)                                          $  166,314
                                                                  ==========

-----------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $128,086,360.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2006 WAS $35,112,525.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2006.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

60                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

LARGE CAP VALUE FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - 98.7%+
-----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.7%
      AnnTaylor Stores (A)*                            17,100     $      702
      Autoliv                                          38,200          2,146
      Darden Restaurants                                9,900            335
      Dillard's, Cl A (A)                              37,800          1,135
      DIRECTV Group*                                  107,700          1,836
      JC Penney (A)                                    40,600          2,556
      Jones Apparel Group                              73,000          2,161
      Office Depot*                                    66,700          2,404
      OfficeMax                                        55,600          2,286
      Shaw Communications, Cl B                       104,100          3,019
      Time Warner                                     289,500          4,777
      TRW Automotive Holdings*                         26,500            686
                                                                  ----------
                                                                      24,043
                                                                  ----------
   CONSUMER STAPLES - 7.3%
      Altria Group                                     15,800          1,264
      Campbell Soup                                    33,700          1,236
      Clorox (A)                                       18,000          1,079
      Energizer Holdings*                              30,400          1,934
      General Mills (A)                                52,300          2,714
      HJ Heinz                                         29,600          1,242
      Kimberly-Clark                                   19,400          1,184
      Kroger                                          164,700          3,777
      Pepsi Bottling Group                             86,100          2,863
      Reynolds American (A)                            24,400          3,094
      Safeway (A)                                      85,800          2,409
                                                                  ----------
                                                                      22,796
                                                                  ----------
   ENERGY - 15.2%
      Chevron                                          28,100          1,848
      ConocoPhillips                                   87,344          5,995
      Devon Energy                                     60,900          3,937
      Encana                                           62,000          3,352
      Exxon Mobil                                     308,100         20,871
      Hess (A)                                         27,000          1,428
      Holly                                            53,600          2,712
      Marathon Oil                                     36,200          3,281
      Petro-Canada                                     43,000          1,924
      Unit*                                            34,100          2,000
                                                                  ----------
                                                                      47,348
                                                                  ----------
   FINANCIALS - 35.7%
      AG Edwards                                       13,500            728
      Allstate (A)                                     78,900          4,483
      AMBAC Financial Group                            31,900          2,651
      American International Group                     18,500          1,122
      Assurant (A)                                     56,100          2,702
      Brookfield Asset Management,
         Cl A (A)                                      56,100          2,329

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      CB Richard Ellis Group, Cl A*                    80,100     $    1,885
      CIT Group                                        55,400          2,543
      Citigroup                                       287,800         13,904
      Comerica                                         40,800          2,389
      Countrywide Financial                            54,200          1,942
      Credicorp                                         1,000             31
      Goldman Sachs Group                              25,000          3,819
      IndyMac Bancorp                                  44,400          1,876
      Jones Lang LaSalle*                              25,200          2,059
      JPMorgan Chase                                  241,500         11,017
      Keycorp                                          69,900          2,579
      Lehman Brothers Holdings                         66,000          4,287
      Loews                                            33,100          1,227
      Merrill Lynch                                    82,500          6,008
      Morgan Stanley                                   91,500          6,085
      National City (A)                                94,300          3,395
      PMI Group                                        58,700          2,492
      Principal Financial Group (A)                    65,500          3,537
      Radian Group (A)                                 43,700          2,689
      Safeco                                           52,600          2,826
      US Bancorp                                      101,600          3,251
      Wachovia                                        106,600          5,717
      Washington Mutual (A)                            26,300          1,176
      Wells Fargo                                     112,500          8,138
      WR Berkley                                       62,400          2,246
                                                                  ----------
                                                                     111,133
                                                                  ----------
   HEALTH CARE - 7.4%
      Aetna                                            24,400            768
      AmerisourceBergen                                66,300          2,851
      Cardinal Health                                  34,700          2,325
      Dade Behring Holdings                            26,500          1,079
      Forest Laboratories (A)*                         28,500          1,320
      King Pharmaceuticals*                            84,200          1,433
      McKesson                                         39,900          2,011
      Pfizer                                          439,100         11,412
                                                                  ----------
                                                                      23,199
                                                                  ----------
   INDUSTRIALS - 5.0%
      AGCO*                                            64,700          1,486
      CSX                                              12,900            783
      Cummins (A)                                      19,500          2,281
      Honeywell International                          31,300          1,211
      Lockheed Martin                                  15,800          1,259
      Northrop Grumman                                 60,700          4,018
      Raytheon                                         54,000          2,434
      Ryder System                                     26,600          1,341
      Terex*                                           15,600            699
                                                                  ----------
                                                                      15,512
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           61

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

LARGE CAP VALUE FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 4.3%
      Computer Sciences*                               46,500     $    2,436
      Fiserv*                                          27,400          1,196
      Hewlett-Packard (A)                             127,600          4,072
      Ingram Micro, Cl A*                              54,500            961
      Intuit*                                          42,000          1,297
      Lexmark International, Cl A*                     24,300          1,313
      Tech Data*                                       34,600          1,286
      Texas Instruments (A)                            25,200            751
                                                                  ----------
                                                                      13,312
                                                                  ----------
   MATERIALS - 5.0%
      Alcoa                                            80,700          2,417
      Bemis                                            37,800          1,161
      Eagle Materials                                  48,100          1,730
      IPSCO                                            17,700          1,666
      Martin Marietta Materials                        24,700          1,989
      Methanex                                         50,800            971
      Nucor                                            22,800          1,212
      Pactiv*                                          82,500          2,022
      Steel Dynamics                                   18,600          1,079
      United States Steel                              21,900          1,381
                                                                  ----------
                                                                      15,628
                                                                  ----------
   TELECOMMUNICATIONS - 5.1%
      AT&T                                             44,000          1,320
      BCE (A)                                          65,971          1,507
      BellSouth                                        74,100          2,903
      CenturyTel (A)                                   70,400          2,715
      Verizon Communications                          216,300          7,315
                                                                  ----------
                                                                      15,760
                                                                  ----------
   UTILITIES - 6.0%
      Alliant Energy (A)                               76,700          2,775
      American Electric Power (A)                      84,700          3,059
      Constellation Energy Group                       13,200            764
      Edison International                             70,200          2,905
      Entergy                                          45,200          3,485
      FirstEnergy (A)                                  55,600          3,114
      PG&E                                             41,600          1,734
      Sempra Energy                                    18,200            878
                                                                  ----------
                                                                      18,714
                                                                  ----------
      TOTAL COMMON STOCK
         (Cost $274,636)                                             307,445
                                                                  ----------

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MASTER NOTES - 4.0%
-----------------------------------------------------------------------------
      Bank of America (B)
         5.383%, 08/01/06                            $  5,000     $    5,000
      Bear Stearns (B)
         5.463%, 08/02/06                               5,000          5,000
      JPMorgan (B)
         5.393%, 08/15/06                               2,500          2,500
                                                                  ----------
      TOTAL MASTER NOTES
         (Cost $12,500)                                               12,500
                                                                  ----------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATION - 0.8%
-----------------------------------------------------------------------------
      First Tennessee (B) (C)
         5.339%, 04/18/07                               2,500          2,501
                                                                  ----------
      TOTAL CORPORATE OBLIGATION
         (Cost $2,501)                                                 2,501
                                                                  ----------

-----------------------------------------------------------------------------
   COMMERCIAL PAPER - 0.4%
-----------------------------------------------------------------------------
      Morgan Stanley Dean Witter (B)
         5.383%, 11/09/06                               1,000          1,000
                                                                  ----------
   TOTAL COMMERCIAL PAPER
      (Cost $1,000)                                                    1,000
                                                                  ----------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 11.2%
-----------------------------------------------------------------------------
      Bear Stearns
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $20,002,979
         (collateralized by various mortgage
         obligations, ranging in par value
         $342,000-$11,121,180, 0.000%-5.172%,
         12/20/30-06/25/37, total market
         value $21,000,474) (B)                        20,000         20,000
      Bear Stearns
         5.4125%, dated 07/31/06, matures on
         08/01/06, repurchase price $2,500,376
         (collateralized by various mortgage
         obligations, ranging in par value
         $42,750-$1,390,148, 0.000%-5.172%,
         12/20/30-06/25/37, total market
         value $2,625,059) (B)                          2,500          2,500
      Deutsche Bank Securities
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $2,944,172
         (collateralized by a U.S. Treasury
         obligation, par value $2,449,000,
         6.750%, 08/15/25, total market
         value $3,003,118)                              2,944          2,944

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

62                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

LARGE CAP VALUE FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
-----------------------------------------------------------------------------
      Lehman Brothers
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $9,584,505
         (collateralized by various mortgage
         obligations, ranging in par value
         $272 - $36,029,529, 0.000% -
         8.000%, 06/25/08 - 04/11/37,
         total market value $10,062,232) (B)         $  9,583     $    9,583
                                                                  ----------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $35,027)                                               35,027
                                                                  ----------
   TOTAL INVESTMENTS - 115.1%
      (Cost $325,664)                                             $  358,473
                                                                  ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $311,494,140.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2006 WAS $46,232,345.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2006.
CL -- CLASS

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           63

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

SMALL CAP GROWTH FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - 97.9%+
-----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.3%
      Aaron Rents                                       7,810     $      189
      Bebe Stores                                       9,350            145
      Bob Evans Farms                                   3,965            109
      Carter's*                                         4,570            100
      Cavco Industries*                                 3,230            106
      CBRL Group                                        3,550            116
      Champion Enterprises*                            16,640            110
      Charlotte Russe Holdings*                         3,550             93
      Children's Place*                                 3,270            183
      Christopher & Banks                               2,319             65
      Coldwater Creek*                                  6,850            137
      Conn's (A)*                                       6,494            167
      Craftmade International                           3,540             58
      Dick's Sporting Goods*                            2,650             96
      Dress Barn*                                       7,260            157
      DSW, Cl A (A)*                                    4,650            160
      Ethan Allen Interiors                             2,450             91
      Guitar Center*                                    1,250             53
      JOS A Bank Clothiers (A)*                         3,812             96
      MarineMax (A)*                                    3,270             69
      Matthews International, Cl A                      3,950            136
      Movado Group                                      4,350             98
      Panera Bread, Cl A*                               1,480             77
      Phillips-Van Heusen                               3,550            126
      Priceline.com*                                    7,930            213
      Rare Hospitality International*                   1,440             38
      Sonic*                                            3,275             64
      Speedway Motorsports*                             2,800            101
      Steiner Leisure*                                  1,610             65
      Steven Madden                                     5,655            189
      Stride Rite                                       9,050            115
      Tween Brands*                                     4,360            162
      Under Armour, Cl A (A)*                           4,318            173
      WMS Industries (A)*                               4,400            117
      Zumiez (A)*                                       2,450             73
                                                                  ----------
                                                                       4,047
                                                                  ----------
   CONSUMER STAPLES - 1.2%
      Central European Distribution (A)*                6,150            148
      NBTY*                                             3,872            115
      Wild Oats Markets (A)*                            5,600            100
                                                                  ----------
                                                                         363
                                                                  ----------
   ENERGY - 8.2%
      Allis-Chalmers Energy (A)*                        8,121            129
      Core Laboratories*                                2,550            186
      Dril-Quip*                                        1,700            144
      Giant Industries*                                 1,050             75
      Global Industries*                                8,500            142
      Grey Wolf (A)*                                   22,750            174
      Helix Energy Solutions Group*                     4,340            169

----------------------------------------------------------------------------
Description                                            Shares     Value (000)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
----------------------------------------------------------------------------
   ENERGY - (CONTINUED)
      Hornbeck Offshore Services*                       5,140     $      179
      Oceaneering International*                        3,920            171
      PetroHawk Energy (A)*                             9,982            117
      PetroQuest Energy*                                9,250            108
      Pioneer Drilling*                                 6,800            104
      RPC                                               7,650            176
      Superior Energy Services*                         6,690            229
      Tetra Technologies*                               3,860            110
      Veritas DGC*                                      2,700            155
      W-H Energy Services*                              2,580            142
                                                                  ----------
                                                                       2,510
                                                                  ----------
   FINANCIALS - 9.0%
      American Safety Insurance Holdings*               2,490             42
      BankUnited Financial, Cl A                        4,100            121
      CompuCredit*                                      4,850            158
      Corus Bankshares (A)                              6,200            143
      Encore Capital Group (A)*                           716              9
      Ezcorp, Cl A*                                     2,350             98
      FelCor Lodging Trust                              7,000            154
      First Bank of Puerto Rico (A)                     4,900             47
      First Citizens Bancshares, Cl A                     760            157
      FPIC Insurance Group*                             4,500            174
      Hanmi Financial                                   1,750             33
      Hanover Insurance Group                           3,650            169
      Harleysville Group                                5,509            175
      Infinity Property & Casualty                      5,000            206
      Nara Bancorp                                      6,717            124
      PrivateBancorp                                    1,982             93
      Safety Insurance Group                            3,650            194
      Selective Insurance Group                         2,073            106
      South Financial Group                             2,420             65
      Triad Guaranty*                                   3,250            162
      United Community Banks                            3,370            106
      Zenith National Insurance                         4,830            193
                                                                  ----------
                                                                       2,729
                                                                  ----------
   HEALTH CARE - 15.9%
      Amedisys (A)*                                     3,540            135
      Arena Pharmaceuticals (A)*                       15,790            163
      Aspect Medical Systems*                           8,740            128
      Chemed                                            3,880            143
      Cubist Pharmaceuticals*                           8,070            185
      Healthways*                                       2,900            156
      Hi-Tech Pharmacal*                                7,390            121
      Hologic*                                          7,160            322
      ICU Medical*                                      1,900             79
      Illumina*                                         2,350             90
      Inventiv Health (A)*                              9,650            269
      IRIS International*                                  19             --

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

64                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

SMALL CAP GROWTH FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Kendle International*                             6,161     $      179
      LHC Group*                                        4,470             95
      Lifecell*                                         7,980            228
      Meridian Bioscience                               6,790            143
      Molecular Devices*                                3,110             72
      Nighthawk Radiology Holdings*                     3,450             69
      Omnicell*                                         9,350            152
      OSI Pharmaceuticals*                              4,800            160
      Palomar Medical Technologies (A)*                 6,130            233
      PDL Biopharma*                                    9,600            173
      Per-Se Technologies*                              9,470            226
      Phase Forward*                                   10,000            112
      Providence Service*                               5,170            127
      PSS World Medical*                                8,350            166
      Res-Care*                                         8,600            164
      Sciele Pharma*                                    6,300            129
      SurModics (A)*                                    5,340            191
      TriPath Imaging*                                 14,762             92
      Trizetto Group*                                  10,430            141
      West Pharmaceutical Services                      4,800            186
                                                                  ----------
                                                                       4,829
                                                                  ----------
   INDUSTRIALS - 21.6%
      Acuity Brands                                     4,250            186
      Airtran Holdings (A)*                             4,030             51
      Albany International, Cl A                        2,450             88
      Ameron International                                988             56
      Barnes Group                                      9,253            157
      Barrett Business Services*                        7,119            153
      Brady, Cl A                                       4,600            155
      BTU International (A)*                            5,329             57
      Builders FirstSource*                             7,800            135
      CBIZ*                                            20,400            151
      Ceradyne (A)*                                     4,890            239
      Columbus McKinnon*                                6,571            124
      Commercial Vehicle Group*                         5,360             97
      Copart*                                           8,410            224
      Corrections Corp of America*                      4,550            248
      EMCOR Group*                                      2,090            108
      Encore Wire*                                      4,000            142
      Esterline Technologies*                           5,400            229
      Flow International (A)*                          16,760            226
      Gardner Denver*                                   4,840            168
      General Cable*                                    7,800            278
      Genesee & Wyoming, Cl A*                          4,950            130
      Genlyte Group*                                    4,060            282
      Granite Construction                              3,700            161
      Greenbrier (A)                                    3,800            106
      Griffon*                                          3,850             87
      HUB Group, Cl A*                                  5,150            116
      Insituform Technologies, Cl A*                    6,941            150

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   INDUSTRIALS - (CONTINUED)
      Kansas City Southern (A)*                         5,150     $      127
      Kimball International, Cl B                       9,950            177
      Kirby*                                            3,700            119
      M&F Worldwide*                                    5,250             90
      Marten Transport*                                 3,550             55
      Mobile Mini*                                      4,170            128
      MTC Technologies*                                 5,850            118
      Mueller Industries                                3,860            142
      NCI Building Systems*                             4,490            210
      Old Dominion Freight Line*                        4,650            151
      Power-One*                                       15,070             95
      Simpson Manufacturing (A)                         4,765            133
      Swift Transportation*                             5,200            139
      Toro                                              4,730            196
      Ultralife Batteries (A)*                          7,200             70
      Wabtec                                            6,870            182
      Woodward Governor                                 5,300            155
                                                                  ----------
                                                                       6,591
                                                                  ----------
   INFORMATION TECHNOLOGY - 23.6%
      24/7 Real Media (A)*                             13,700            109
      Actuate*                                         22,667             92
      Advanced Energy Industries*                       7,320             95
      Aeroflex*                                        14,240            144
      Anadigics (A)*                                   13,270             73
      Ansys*                                            3,530            162
      Arris Group*                                     12,294            131
      Art Technology Group*                            31,660             85
      Aspen Technology (A)*                            10,678            129
      Atmel*                                           15,800             76
      Avocent (A)*                                      5,150            132
      Benchmark Electronics*                            6,800            165
      Black Box                                         2,300             95
      Blackbaud                                         5,150            107
      Cirrus Logic*                                    17,121            119
      CommScope*                                        5,404            169
      Comtech Group (A)*                               10,407            110
      Credence Systems*                                 7,860             22
      Cryptologic (A)                                   3,600             75
      Cymer*                                            3,980            156
      Cypress Semiconductor*                           11,200            170
      Ditech Networks*                                 13,540            110
      FEI*                                              5,000            109
      Hyperion Solutions*                               4,790            149
      Infocrossing (A)*                                12,134            136
      Integrated Device Technology*                     5,660             88
      Ituran Location and Control                       9,050            131
      Littelfuse*                                       3,850            130
      LivePerson*                                      18,450             76
      Mentor Graphics*                                  9,350            129
      Merix (A)*                                        5,550             58

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                           WWW.HIGHMARKFUNDS.COM                              65

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

SMALL CAP GROWTH FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      MIPS Technologies*                               12,956     $       82
      Netlogic Microsystems (A)*                        2,552             63
      Nice Systems ADR*                                 5,980            157
      Nuance Communications*                           12,011            111
      Orbotech*                                         7,310            158
      Packeteer*                                       12,800            117
      Park Electrochemical                              2,466             61
      Paxar*                                            5,800            107
      Performance Technologies*                         2,823             18
      Photronics*                                       8,900            124
      Quest Software*                                  13,890            190
      Radiant Systems*                                 14,070            154
      Radvision (A)*                                   10,470            153
      Radyne*                                           5,200             58
      Rofin-Sinar Technologies*                         3,137            169
      Rogers*                                           3,280            187
      sAgilysys                                         7,750            121
      SonicWALL*                                       11,160            112
      Stellent                                         18,400            173
      SumTotal Systems*                                11,837             64
      Technitrol                                        6,107            151
      Tollgrade Communications*                        10,520             98
      Transaction Systems Architects*                   5,710            211
      Trimble Navigation*                               5,600            269
      Triquint Semiconductor*                          21,250            100
      Vignette*                                         7,100             92
      webMethods*                                      17,030            127
      Xyratex*                                          6,876            160
      Zoran*                                            4,810             77
                                                                  ----------
                                                                       7,196
                                                                  ----------
   MATERIALS - 4.6%
      Albemarle                                         3,600            181
      Aleris International*                             3,290            135
      AMCOL International                               6,880            159
      Carpenter Technology                              1,450            143
      Eagle Materials                                   3,550            128
      Gibraltar Industries                              6,160            170
      Glatfelter                                        5,900             92
      Metal Management                                  2,950             84
      Myers Industries                                  3,603             60
      PolyOne*                                         17,950            150
      Schulman A                                        4,097             89
                                                                  ----------
                                                                       1,391
                                                                  ----------
   TELECOMMUNICATIONS - 0.5%
      @Road*                                           34,810            152
                                                                  ----------
      TOTAL COMMON STOCK
         (Cost $31,083)                                               29,808
                                                                  ----------

-----------------------------------------------------------------------------
 Description                                         Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MASTER NOTE - 3.3%
-----------------------------------------------------------------------------
      Bear Stearns (B)
         5.463%, 08/02/06                            $  1,000     $    1,000
                                                                  ----------
      TOTAL MASTER NOTE
         (Cost $1,000)                                                 1,000
                                                                  ----------

----------------------------------------------------------------------------
   COMMERCIAL PAPER - 3.3%
----------------------------------------------------------------------------
      Morgan Stanley Dean Witter (B)
         5.383%, 11/09/06                               1,000          1,000
                                                                  ----------
      TOTAL COMMERCIAL PAPER
         (Cost $1,000)                                                 1,000
                                                                  ----------
----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 10.9%
----------------------------------------------------------------------------
      Bear Stearns
         5.4125%, dated 07/31/06, matures on
         08/01/06, repurchase price $1,000,150
         (collateralized by various mortgage
         obligations, ranging in par value
         $17,100-$556,059, 0.000%-5.172%,
         12/20/30-06/25/37, total market
         value $1,050,024) (B)                          1,000          1,000
      Deutsche Bank Securities
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $716,584
         (collateralized by a U.S. Treasury
         obligation, par value $724,000,
         4.875%, 04/30/11, total market
         value $731,113)                                  716           716
      Lehman Brothers
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $1,587,924
         (collateralized by various mortgage
         obligations, ranging in par value $45 -
         $5,969,236, 0.000% - 8.000%,
         06/25/08 - 04/11/37, total market
         value $1,667,073) (B)                          1,588          1,588
                                                                  ----------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $3,304)                                                 3,304
                                                                  ----------
   TOTAL INVESTMENTS - 115.4%
      (Cost $36,387)                                              $   35,112
                                                                  ==========

------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $30,431,479.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2006 WAS $4,396,842.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
AMOUNTS DESIGNATED AS "--" ARE ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

66                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

SMALL CAP VALUE FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - 96.0%+
-----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 14.5%
      American Axle & Manufacturing Holdings (A)       46,400     $      760
      American Greetings, Cl A (A)                     61,500          1,386
      Arctic Cat (A)                                  109,238          1,930
      ArvinMeritor (A)                                182,100          2,997
      BorgWarner                                       41,000          2,460
      Brown Shoe                                       67,200          2,176
      Dover Downs Gaming & Entertainment (A)           37,950            609
      Ethan Allen Interiors (A)                        49,700          1,855
      Furniture Brands International (A)               32,300            648
      Group 1 Automotive (A)                           56,900          3,489
      Handleman (A)                                    57,300            407
      Journal Communications, Cl A                    135,500          1,430
      Kellwood (A)                                     46,700          1,235
      Landry's Restaurants                             36,800          1,041
      Lone Star Steakhouse & Saloon                     8,400            196
      M/I Homes (A)                                     2,000             64
      MDC Holdings (A)                                 19,800            864
      Modine Manufacturing                             56,500          1,332
      Movie Gallery (A)                               103,300            525
      Rent-A-Center*                                   47,750          1,286
      Rex Stores*                                      65,200            912
      Ryland Group (A)                                 29,200          1,193
      Sonic Automotive (A)                             93,500          2,151
      Stage Stores                                     60,900          1,806
      Stride Rite                                      89,600          1,134
      Trans World Entertainment (A)*                  111,800            620
      Tupperware Brands                                59,700          1,030
      Westwood One                                    154,500          1,029
      Zale (A)*                                        49,500          1,268
                                                                  ----------
                                                                      37,833
                                                                  ----------
   CONSUMER STAPLES - 4.2%
      Alliance One International                      200,000            786
      BJ's Wholesale Club*                             99,200          2,825
      Chiquita Brands International (A)                62,600            842
      Longs Drug Stores                                52,900          2,175
      Nash Finch (A)                                   42,300            946
      Ruddick (A)                                      65,900          1,613
      Seaboard                                            800            912
      Universal                                        22,900            809
                                                                  ----------
                                                                      10,908
                                                                  ----------
   ENERGY - 4.3%
      Holly                                            48,000          2,429
      Maverick Tube (A)*                               27,400          1,748
      NS Group (A)*                                    30,700          1,553
      Stone Energy*                                    27,600          1,290

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   ENERGY - (CONTINUED)
      Swift Energy*                                    28,500     $    1,368
      Tesoro (A)                                       19,000          1,421
      TransMontaigne*                                 119,400          1,343
                                                                  ----------
                                                                      11,152
                                                                  ----------
   FINANCIALS - 28.1%
      Advanta, Cl B                                    37,700          1,358
      American Home Mortgage Investment REIT (A)       43,600          1,523
      AmerUs Group (A)                                 50,900          3,415
      Anthracite Capital REIT                         149,300          1,832
      Boykin Lodging REIT *                           114,200          1,226
      Ceres Group*                                    211,100          1,288
      Citizens Banking (A)                            110,600          2,808
      City Holding                                     26,000          1,007
      Commerce Group                                   60,800          1,837
      Community Bank System                            87,200          1,845
      Community Trust Bancorp                          30,400          1,119
      Corus Bankshares (A)                             34,400            794
      Dime Community Bancshares                        75,700          1,058
      Federal Agricultural Mortgage, Cl C (A)          63,000          1,690
      First Charter (A)                                47,375          1,117
      First Indiana                                    45,106          1,131
      Flagstar Bancorp                                 82,600          1,203
      Fremont General                                  54,800            973
      Greater Bay Bancorp (A)                          89,500          2,563
      Horace Mann Educators                           108,200          1,836
      HRPT Properties Trust REIT                      251,400          2,954
      Independent Bank                                 47,300          1,211
      IndyMac Bancorp                                  43,800          1,851
      Innkeepers USA Trust REIT                        75,600          1,275
      Integra Bank                                     48,300          1,174
      LandAmerica Financial Group (A)                  43,100          2,751
      Luminent Mortgage Capital REIT                  125,702          1,213
      MAF Bancorp                                      65,000          2,665
      NBT Bancorp                                      55,200          1,307
      Novastar Financial REIT (A)                      22,800            789
      Old National Bancorp (A)                        164,700          3,142
      One Liberty Properties REIT                      68,700          1,381
      Oriental Financial Group (A)                    128,900          1,620
      Pennsylvania REIT (A)                            29,800          1,174
      Presidential Life                                60,400          1,458
      Provident Bankshares                             49,200          1,809
      PS Business Parks REIT                           23,600          1,416
      RAIT Investment Trust REIT                       38,200          1,080
      Republic Bancorp                                238,700          3,117
      Safety Insurance Group (A)                       36,500          1,937
      Scottish Re Group (A)                            73,200            292
      Stancorp Financial Group                         45,800          1,974

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             67

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

SMALL CAP VALUE FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      United Bankshares                                76,300     $    2,719
      Webster Financial (A)                            28,100          1,325
                                                                  ----------
                                                                      73,257
                                                                  ----------
   HEALTH CARE - 2.5%
      Alpharma, Cl A                                   86,400          1,951
      Bradley Pharmaceuticals (A)*                     59,900            607
      Conmed (A)*                                      80,900          1,614
      Datascope                                        36,473          1,121
      Kindred Healthcare*                              45,500          1,203
      Lumenis*                                             13             --
                                                                  ----------
                                                                       6,496
                                                                  ----------
   INDUSTRIALS - 16.7%
      Acuity Brands                                    63,400          2,772
      AGCO*                                            83,100          1,908
      Alaska Air Group*                                53,900          2,001
      Albany International, Cl A (A)                   37,700          1,355
      Ameron International                             22,900          1,290
      AO Smith (A)                                     42,500          1,822
      Applied Industrial Technologies                  33,150            773
      Arkansas Best                                    28,700          1,275
      Banta                                            31,000          1,095
      Belden CDT                                       62,000          2,012
      Central Parking                                  82,600          1,270
      Crane (A)                                        60,600          2,327
      EnPro Industries*                                39,500          1,236
      GATX (A)                                         41,200          1,615
      Griffon (A)*                                     68,300          1,545
      IKON Office Solutions                           214,100          2,957
      Mesa Air Group (A)*                             146,700          1,241
      NACCO Industries, Cl A                           13,100          1,810
      Navistar International*                          60,900          1,362
      Ryder System (A)                                 45,100          2,273
      Saia*                                            79,900          2,252
      Spherion (A)*                                   130,900            995
      Standex International                            37,400          1,023
      Timken (A)                                       36,600          1,178
      United Rentals (A)*                              39,600          1,106
      Walter Industries (A)                            35,800          1,602
      Woodward Governor                                41,100          1,205
      YRC Worldwide*                                    6,727            268
                                                                  ----------
                                                                      43,568
                                                                  ----------
   INFORMATION TECHNOLOGY - 11.0%
      Advanced Energy Industries*                     103,300          1,337
      Aeroflex*                                       140,500          1,425
      Aspen Technology (A)*                           118,000          1,427
      Black Box                                        30,700          1,262
      Brocade Communications Systems*                 315,600          1,976

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Ciber*                                          202,800     $    1,318
      CTS                                             114,100          1,644
      Earthlink (A)*                                  281,600          2,030
      Gerber Scientific*                               73,200          1,122
      Lightbridge*                                     62,400            721
      LTX*                                            296,300          1,600
      McData, Cl A (A)*                               465,100          1,488
      Mentor Graphics*                                164,500          2,267
      Methode Electronics                              59,500            476
      MKS Instruments*                                 56,900          1,176
      Photronics*                                      71,300            996
      Quantum-DLT & Storage*                          378,300            813
      RF Micro Devices*                               183,900          1,133
      Skyworks Solutions*                             334,100          1,467
      Spectralink (A)                                 103,900            828
      Sybase*                                          28,700            604
      United Online                                   150,700          1,644
                                                                  ----------
                                                                      28,754
                                                                  ----------
   MATERIALS - 9.4%
      FMC                                              24,700          1,524
      Glatfelter                                       87,600          1,367
      Greif, Cl A                                      47,900          3,315
      HB Fuller                                        32,700          1,307
      Myers Industries                                 82,100          1,366
      Olin                                            114,100          1,829
      OM Group*                                        59,000          2,072
      Quanex (A)                                       59,550          2,161
      Rock-Tenn, Cl A                                  73,895          1,270
      Ryerson (A)                                      70,600          1,910
      Schulman A (A)                                   63,000          1,379
      Sensient Technologies (A)                        77,300          1,541
      Spartech                                        120,100          2,772
      Wellman (A)                                     177,700            540
                                                                  ----------
                                                                      24,353
                                                                  ----------
   TELECOMMUNICATIONS - 1.2%
      Commonwealth Telephone Enterprises (A)           64,300          2,155
      Golden Telecom (A)                               41,400          1,023
                                                                  ----------
                                                                       3,178
                                                                  ----------
   UTILITIES - 4.1%
      Avista (A)                                      113,200          2,828
      Duquesne Light Holdings                         103,200          2,009
      Nicor (A)                                        42,900          1,880
      PNM Resources (A)                                46,050          1,234
      UIL Holdings (A)                                 29,833          1,039
      Unisource Energy                                 52,600          1,755
                                                                  ----------
                                                                      10,745
                                                                  ----------
      TOTAL COMMON STOCK
         (Cost $222,621)                                             250,244
                                                                  ----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

68                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

SMALL CAP VALUE FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                         Par (000)     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MASTER NOTES - 10.5%
-----------------------------------------------------------------------------
      Bank of America (B)
         5.383%, 08/01/06                           $  10,000     $   10,000
      Bear Stearns (B)
         5.463%, 08/02/06                              10,000         10,000
      JPMorgan (B)
         5.393%, 08/15/06                               7,500          7,500
                                                                  ----------
      TOTAL MASTER NOTES
         (Cost $27,500)                                               27,500
                                                                  ----------

-----------------------------------------------------------------------------
   COMMERCIAL PAPER - 2.9%
-----------------------------------------------------------------------------
      Morgan Stanley Dean Witter (B)
         5.383%, 11/09/06                               7,500          7,500
                                                                  ----------
      TOTAL COMMERCIAL PAPER
         (Cost $7,500)                                                 7,500
                                                                  ----------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 1.9%
-----------------------------------------------------------------------------
      First Tennessee (B) (C)
         5.339%, 04/18/07                               2,500          2,501
      Morgan Stanley (B) (C)
         5.390%, 08/01/07                               2,500          2,500
                                                                  ----------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $5,001)                                                 5,001
                                                                  ----------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 18.1%
-----------------------------------------------------------------------------
      Bear Stearns
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $25,003,724
         (collateralized by various mortgage
         obligations, ranging in par value
         $427,500-$13,901,475, 0.000%-5.172%,
         12/20/30-06/25/37, total market
         value $26,250,592) (B)                        25,000         25,000
      Bear Stearns
         5.4125%, dated 07/31/06, matures on
         08/01/06, repurchase price $2,500,376
         (collateralized by various mortgage
         obligations, ranging in par value
         $42,750-$1,390,148, 0.000%-5.172%,
         12/20/30-06/25/37, total market
         value $2,625,059) (B)                          2,500          2,500
      Deutsche Bank Securities
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $9,765,921
         (collateralized by various U.S. Treasury
         obligations, ranging in par value
         $606,000 - $9,450,000, 6.125% - 6.250%,
         02/15/07 - 08/15/29, total market
         value $9,960,068)                              9,765          9,765

-----------------------------------------------------------------------------
Description                                         Par (000)     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
-----------------------------------------------------------------------------
      Lehman Brothers
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $9,810,387
         (collateralized by various mortgage
         obligations, ranging in par value $278-
         $36,878,651, 0.000% - 8.000%,
         06/25/08 - 04/11/37, total market
         value $10,299,373) (B)                     $   9,809     $    9,809
                                                                  ----------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $47,074)                                               47,074
                                                                  ----------
   TOTAL INVESTMENTS - 129.4%
      (Cost $309,696)                                             $  337,319
                                                                  ==========

-----------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $260,749,986.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2006 WAS $74,002,656.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2006.
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST
AMOUNTS DESIGNATED AS "--" ARE $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             69

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

VALUE MOMENTUM FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - 98.5%+
-----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.4%
      Autoliv                                          40,000     $    2,247
      Comcast, Cl A (A)*                              205,000          7,027
      Federated Department Stores                     120,000          4,213
      Harrah's Entertainment                           35,000          2,104
      Home Depot                                       76,500          2,655
      Leggett & Platt                                 120,000          2,738
      Lennar, Cl A (A)                                 38,500          1,722
      Mattel                                          136,100          2,455
      McGraw-Hill (A)                                 110,000          6,193
      News, Cl A                                      350,000          6,734
      Pulte Homes (A)                                 123,250          3,513
      Target (A)                                       45,000          2,066
      Time Warner                                     325,000          5,363
      Washington Post, Cl B (A)                         4,900          3,778
      WCI Communities (A)*                             84,500          1,328
                                                                  ----------
                                                                      54,136
                                                                  ----------
   CONSUMER STAPLES - 9.5%
      Altria Group                                    195,900         15,666
      Archer-Daniels-Midland (A)                       55,000          2,420
      Cadbury Schweppes ADR                           167,000          6,557
      Diageo ADR (A)                                   41,400          2,911
      Nestle ADR                                       82,500          6,754
      Universal (A)                                    95,000          3,355
      UST (A)                                          55,000          2,780
      Wal-Mart Stores                                 104,100          4,633
                                                                  ----------
                                                                      45,076
                                                                  ----------
   ENERGY - 11.7%
      BP ADR                                           65,000          4,714
      Chevron                                         110,000          7,236
      ConocoPhillips                                   85,000          5,834
      Exxon Mobil                                     275,000         18,628
      Halliburton                                     112,000          3,736
      Marathon Oil                                     59,593          5,402
      Peabody Energy (A)                               45,000          2,246
      Suncor Energy                                    30,000          2,431
      Williams                                        203,800          4,942
                                                                  ----------
                                                                      55,169
                                                                  ----------
   FINANCIALS - 22.4%
      Allstate (A)                                     95,000          5,398
      American International Group                    110,000          6,674
      Bank of America                                 190,000          9,791
      Bank of New York                                143,000          4,806
      Berkshire Hathaway, Cl B*                         1,000          3,047
      Citigroup                                       335,800         16,222
      Freddie Mac                                      71,000          4,108
      Goldman Sachs Group                              35,000          5,346

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      JPMorgan Chase                                  272,070     $   12,412
      Marsh & McLennan (A)                            246,100          6,652
      Metlife (A)                                      90,000          4,680
      Morgan Stanley                                  100,000          6,650
      Prudential Financial (A)                         55,000          4,325
      St. Paul Travelers                              120,000          5,496
      Washington Mutual (A)                           112,500          5,029
      Wells Fargo                                      39,500          2,857
      Xl Capital, Cl A (A)                             35,000          2,230
                                                                  ----------
                                                                     105,723
                                                                  ----------
   HEALTH CARE - 7.0%
      Baxter International                            100,000          4,200
      GlaxoSmithKline ADR (A)                         112,900          6,247
      HCA (A)                                          50,000          2,458
      Merck                                            75,000          3,020
      Pfizer                                          460,640         11,972
      Sanofi-Aventis ADR (A)                          106,300          5,038
                                                                  ----------
                                                                      32,935
                                                                  ----------
   INDUSTRIALS - 15.5%
      American Power Conversion (A)                   144,100          2,432
      Avery Dennison                                  132,600          7,774
      Boeing (A)                                       40,000          3,097
      Burlington Northern Santa Fe                     30,000          2,067
      Cendant                                         374,779          5,626
      General Electric                                408,700         13,360
      Honeywell International                         110,700          4,284
      Manpower                                         45,600          2,712
      Masco (A)                                       155,000          4,143
      Parker Hannifin                                 125,000          9,030
      Pitney Bowes (A)                                110,000          4,545
      Tyco International                              229,300          5,983
      United Technologies                              40,000          2,488
      Waste Management                                168,000          5,776
                                                                  ----------
                                                                      73,317
                                                                  ----------
   INFORMATION TECHNOLOGY - 9.2%
      Accenture, Cl A                                 194,500          5,691
      Cisco Systems*                                  150,000          2,677
      Diebold                                          71,500          2,889
      EMC*                                            156,700          1,591
      First Data                                      145,000          5,923
      Hewlett-Packard (A)                             100,000          3,191
      International Business Machines (A)              81,500          6,309
      Microsoft                                       465,300         11,181
      Nokia ADR                                       215,000          4,268
                                                                  ----------
                                                                      43,720
                                                                  ----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

70                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

VALUE MOMENTUM FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                  Shares/Par (000)     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
-----------------------------------------------------------------------------
   MATERIALS - 5.8%
      Alcoa                                           160,100     $    4,795
      Ashland (A)                                      60,000          3,991
      BHP Billiton ADR (A) (D)                         75,000          3,165
      Cabot                                           150,000          4,991
      Dow Chemical                                     86,300          2,984
      Weyerhaeuser                                    129,600          7,602
                                                                  ----------
                                                                      27,528
                                                                  ----------
   TELECOMMUNICATIONS - 2.9%
      AT&T (A)                                        190,000          5,698
      Verizon Communications                          235,000          7,948
                                                                  ----------
                                                                      13,646
                                                                  ----------
   UTILITIES - 3.1%
      Questar (A)                                     167,500         14,841
                                                                  ----------
      TOTAL COMMON STOCK
         (Cost $326,512)                                             466,091
                                                                  ----------

-----------------------------------------------------------------------------
   MASTER NOTES - 6.3%
-----------------------------------------------------------------------------
      Bank of America (B)
         5.383%, 08/01/06                           $  10,000         10,000
      Bear Stearns (B)
         5.463%, 08/02/06                              10,000         10,000
      JPMorgan (B)
         5.393%, 08/15/06                              10,000         10,000
                                                                  ----------
      TOTAL MASTER NOTES
         (Cost $30,000)                                               30,000
                                                                  ----------

-----------------------------------------------------------------------------
   COMMERCIAL PAPER - 3.2%
-----------------------------------------------------------------------------
      Morgan Stanley Dean Witter (B)
         5.383%, 11/09/06                              15,000         15,000
                                                                  ----------
      TOTAL COMMERCIAL PAPER
         (Cost $15,000)                                               15,000
                                                                  ----------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 1.1%
-----------------------------------------------------------------------------
      First Tennessee (B) (C)
         5.339%, 04/18/07                               2,500          2,501
      Morgan Stanley (B) (C)
         5.390%, 08/01/07                               2,500          2,500
                                                                  ----------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $5,001)                                                 5,001
                                                                  ----------

-----------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.3%
-----------------------------------------------------------------------------
      Templeton Dragon Fund                            75,300          1,588
                                                                  ----------
      TOTAL REGULATED INVESTMENT COMPANY
         (Cost $662)                                                   1,588
                                                                  ----------

-----------------------------------------------------------------------------
Description                               Par (000)/Contracts     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 8.9%
-----------------------------------------------------------------------------
      Bear Stearns
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $10,001,490
         (collateralized by various mortgage
         obligations, ranging in par value
         $171,000-$5,560,590, 0.000%-5.172%,
         12/20/30-06/25/37, total market value
         $10,500,237) (B)                           $  10,000     $   10,000
      Deutsche Bank Securities
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $4,469,747
         (collateralized by a U.S. Treasury
         obligation, par value $4,745,000, 4.250%,
         11/15/14, total market value $4,558,487)       4,469          4,469
      Lehman Brothers
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $27,636,330
         (collateralized by various mortgage
         obligations, ranging in par value
         $784 - $103,888,928, 0.000% - 8.000%,
         06/25/08 - 04/11/37, total market value
         $29,013,827) (B)                              27,632         27,632
                                                                  ----------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $42,101)                                               42,101
                                                                  ----------
   TOTAL INVESTMENTS - 118.3%
      (Cost $419,276)                                             $  559,781
                                                                  ==========

-----------------------------------------------------------------------------
   WRITTEN OPTION - 0.0%
-----------------------------------------------------------------------------
      BHP Billiton ADR, August 2006, 50 Calls,
         Strike Price: $50                                (50)            --
                                                                  ----------
      TOTAL WRITTEN OPTION
         (Premiums Received $13)                                          --
                                                                  ----------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $473,039,581.
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2006 WAS $84,891,472.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2006.
(D) SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN OPTION CONTRACTS. ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
AMOUNTS DESIGNATED AS "--" ARE ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             71

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

CAPITAL GROWTH ALLOCATION FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   AFFILIATED EQUITY FUNDS - 87.7%
-----------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares -- 2.6%                      92,803     $    1,209
      HighMark Core Equity Fund,
         Fiduciary Shares -- 22.4%                  1,215,886         10,675
      Highmark International Opportunities
         Fund, Fiduciary Shares -- 15.8%              884,059          7,541
      HighMark Large Cap Growth Fund,
         Fiduciary Shares -- 10.0%                    542,588          4,759
      HighMark Large Cap Value Fund,
         Fiduciary Shares -- 9.9%                     345,170          4,718
      HighMark Small Cap Growth Fund,
         Fiduciary Shares -- 4.6%                     164,454          2,182
      HighMark Small Cap Value Fund,
         Fiduciary Shares -- 5.9%                     154,889          2,807
      HighMark Value Momentum Fund,
         Fiduciary Shares -- 16.5%                    338,000          7,859
                                                                  ----------
      TOTAL AFFILIATED EQUITY FUNDS
         (Cost $41,183)                                               41,750
                                                                  ----------

-----------------------------------------------------------------------------
   AFFILIATED FIXED INCOME FUNDS - 9.4%
-----------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares -- 1.9%                      87,175            902
      Highmark Short Term Bond Fund,
         Fiduciary Shares -- 7.5%                     365,733          3,570
                                                                  ----------
      TOTAL AFFILIATED FIXED INCOME FUNDS
         (Cost $4,512)                                                 4,472
                                                                  ----------

-----------------------------------------------------------------------------
   AFFILIATED MONEY MARKET FUND (A) - 1.7%
-----------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 5.030%                     815,797            816
                                                                  ----------
      TOTAL AFFILIATED MONEY MARKET FUND
         (Cost $816)                                                     816
                                                                  ----------
   TOTAL INVESTMENTS - 98.8%
      (Cost $46,511)                                              $   47,038
                                                                  ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $47,617,763.
(A)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

72                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

GROWTH & INCOME ALLOCATION FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   AFFILIATED EQUITY FUNDS - 68.0%
-----------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares -- 1.1%                      35,625     $      464
      HighMark Core Equity Fund,
         Fiduciary Shares -- 16.6%                    815,305          7,158
      Highmark International Opportunities
         Fund, Fiduciary Shares -- 12.9%              651,605          5,558
      HighMark Large Cap Growth Fund,
         Fiduciary Shares -- 8.1%                     400,897          3,516
      HighMark Large Cap Value Fund,
         Fiduciary Shares -- 8.2%                     260,453          3,560
      HighMark Small Cap Growth Fund,
         Fiduciary Shares -- 4.0%                     129,832          1,723
      HighMark Small Cap Value Fund,
         Fiduciary Shares -- 4.8%                     114,112          2,068
      HighMark Value Momentum Fund,
         Fiduciary Shares -- 12.3%                    229,438          5,335
                                                                  ----------
      TOTAL AFFILIATED EQUITY FUNDS
         (Cost $28,917)                                               29,382
                                                                  ----------

-----------------------------------------------------------------------------
   AFFILIATED FIXED INCOME FUNDS - 27.7%
-----------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares -- 11.6%                    482,499          4,994
      Highmark Short Term Bond Fund,
         Fiduciary Shares -- 16.1%                    714,019          6,969
                                                                  ----------
      TOTAL AFFILIATED FIXED INCOME FUNDS
         (Cost $12,135)                                               11,963
                                                                  ----------

-----------------------------------------------------------------------------
   AFFILIATED MONEY MARKET FUND (A) - 4.5%
-----------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 5.030%                   1,925,147          1,925
                                                                  ----------
      TOTAL AFFILIATED MONEY MARKET FUND
         (Cost $1,925)                                                 1,925
                                                                  ----------
   TOTAL INVESTMENTS - 100.2%
      (Cost $42,977)                                               $  43,270
                                                                  ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $43,178,426.
(A)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             73

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

INCOME PLUS ALLOCATION FUND

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   AFFILIATED FIXED INCOME FUNDS - 56.1%
-----------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares -- 23.6%                    130,671     $    1,352
      Highmark Short Term Bond Fund,
         Fiduciary Shares -- 32.5%                    191,237          1,866
                                                                  ----------
      TOTAL AFFILIATED FIXED INCOME FUNDS
         (Cost $3,284)                                                 3,218
                                                                  ----------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY FUNDS - 39.5%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares -- 0.9%                       4,192             55
      HighMark Core Equity Fund,
         Fiduciary Shares -- 10.4%                     68,121            598
      Highmark International Opportunities
         Fund, Fiduciary Shares -- 4.6%                31,035            265
      HighMark Large Cap Growth Fund,
         Fiduciary Shares -- 6.1%                      40,112            352
      HighMark Large Cap Value Fund,
         Fiduciary Shares -- 4.8%                      20,077            274
      HighMark Small Cap Growth Fund,
         Fiduciary Shares -- 2.1%                       8,945            119
      HighMark Small Cap Value Fund,
         Fiduciary Shares -- 2.8%                       8,805            159
      HighMark Value Momentum Fund,
         Fiduciary Shares -- 7.8%                      19,171            446
                                                                  ----------
      TOTAL AFFILIATED EQUITY FUNDS
         (Cost $2,212)                                                 2,268
                                                                  ----------

-----------------------------------------------------------------------------
   AFFILIATED MONEY MARKET FUND (A) - 5.2%
-----------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 5.030%                     298,598            299
                                                                  ----------
      TOTAL AFFILIATED MONEY MARKET FUND
         (Cost $299)                                                     299
                                                                  ----------
   TOTAL INVESTMENTS - 100.8%
      (Cost $5,795)                                               $    5,785
                                                                  ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $5,737,156.
(A)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

74                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

BOND FUND

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 39.6%
-----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 4.1%
      News America Holdings
         7.750%, 02/01/24                         $     1,000     $    1,069
      Staples
         7.125%, 08/15/07                               4,000          4,049
      Time Warner
         7.480%, 01/15/08                               7,100          7,280
      Time Warner Entertainment
         8.375%, 03/15/23                               5,000          5,558
                                                                  ----------
                                                                      17,956
                                                                  ----------
   CONSUMER STAPLES - 0.6%
      Safeway
         7.500%, 09/15/09                               2,468          2,590
                                                                  ----------
   ENERGY - 2.4%
      ConocoPhillips
         7.125%, 03/15/28                               3,000          3,030
      El Paso CGP (C)
         9.625%, 05/15/12                               2,000          2,190
      Kinder Morgan
         7.250%, 03/01/28                               5,600          5,102
                                                                  ----------
                                                                      10,322
                                                                  ----------
   FINANCIALS - 10.3%
      Associates
         6.950%, 11/01/18                               4,000          4,365
      Bank of America
         5.250%, 02/01/07                               5,600          5,591
      Bank One
         6.000%, 08/01/08                                 500            505
      First Bank System
         6.875%, 09/15/07                               7,500          7,584
      GE Global Insurance
         7.750%, 06/15/30                               5,000          5,755
      HSBC Bank USA
         3.875%, 09/15/09                               4,200          4,008
      John Hancock Financial Services
         5.625%, 12/01/08                               5,000          5,025
      Morgan Stanley
         6.750%, 04/15/11                               5,500          5,747
      Norwest
         6.550%, 12/01/06                               5,600          5,613
      Wells Fargo Capital I
         7.960%, 12/15/26                               1,000          1,045
                                                                  ----------
                                                                      45,238
                                                                  ----------

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
-----------------------------------------------------------------------------
   FOREIGN GOVERNMENTS - 1.9%
      Hydro Quebec, Ser IO
         8.050%, 07/07/24                         $     1,125     $    1,411
      Pemex Project Funding Master Trust
         9.125%, 10/13/10                               5,000          5,545
      Province of Saskatchewan
         9.375%, 12/15/20                               1,000          1,364
                                                                  ----------
                                                                       8,320
                                                                  ----------
   HEALTH CARE - 2.1%
      HCA
         7.875%, 02/01/11                               5,000          4,731
      United Health Group
         5.250%, 03/15/11                               4,500          4,433
                                                                  ----------
                                                                       9,164
                                                                  ----------
   INDUSTRIALS - 7.2%
      Continental Airlines, Ser 98-1B
         6.748%, 03/15/17                               2,564          2,410
      General Electric
         5.000%, 02/01/13                               5,000          4,840
      McDonnell Douglas
         6.875%, 11/01/06                               4,125          4,135
      Raychem
         7.200%, 10/15/08                               9,000          9,274
      Raytheon
         6.150%, 11/01/08                               4,950          5,017
      Waste Management
         7.000%, 10/15/06                               5,800          5,815
                                                                  ----------
                                                                      31,491
                                                                  ----------
   INFORMATION TECHNOLOGY - 1.7%
      Cisco Systems
         5.250%, 02/22/11                               5,000          4,944
      International Business Machines
         6.500%, 01/15/28                               2,500          2,601
                                                                  ----------
                                                                       7,545
                                                                  ----------
   MATERIALS - 0.3%
      Potash
         7.125%, 06/15/07                               1,500          1,518
                                                                  ----------
   REAL ESTATE INVESTMENT TRUST - 2.5%
      Boston Properties
         5.000%, 06/01/15                               5,500          5,108
      EOP Operating
         6.800%, 01/15/09                               5,500          5,638
                                                                  ----------
                                                                      10,746
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           75

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

BOND FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
-----------------------------------------------------------------------------
   TELECOMMUNICATION - 2.1%
      Bell Atlantic of Maryland
         8.000%, 10/15/29                         $     2,980     $    3,183
      New England Telephone & Telegraph
         7.875%, 11/15/29                               5,625          5,900
                                                                  ----------
                                                                       9,083
                                                                  ----------
   UTILITIES - 4.4%
      Arkansas Electric Cooperative
         7.330%, 06/30/08                               1,495          1,508
      Baltimore Gas & Electric, MTN, Ser G
         5.780%, 10/01/08                               4,000          4,009
      Calen Energy
         5.000%, 02/15/14                                 400            378
      FPL Group Capital
         7.625%, 09/15/06                               5,000          5,012
      Oklahoma Gas & Electric
         6.650%, 07/15/27                               2,500          2,622
      Orange & Rockland
         7.000%, 03/01/29                               1,250          1,283
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                               5,000          4,683
                                                                  ----------
                                                                      19,495
                                                                  ----------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $173,184)                                             173,468
                                                                  ----------

-----------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 38.0%
-----------------------------------------------------------------------------
      FHLMC
         6.500%, 11/01/09                               1,006          1,011
         6.000%, 10/01/09                               1,297          1,296
         6.000%, 06/01/13                               1,755          1,762
         6.000%, 09/01/13                               1,602          1,609
         6.000%, 09/01/17                               3,931          3,961
         6.000%, 11/01/17                               1,086          1,094
         5.500%, 03/01/17                               1,083          1,075
         5.000%, 10/01/20                               1,924          1,868
         5.000%, 07/01/35                               5,559          5,260
         4.500%, 05/01/19                               2,410          2,299
         4.500%, 07/01/19                               6,948          6,627
         4.500%, 04/01/20                                 933            890
         4.000%, 04/01/18                               5,396          5,041
         4.000%, 06/01/19                              11,606         10,823
      FHLMC, CMO REMIC, Ser 1666, Cl J
         6.250%, 01/15/24                               2,000          2,026
      FHLMC, CMO REMIC, Ser 2663, Cl QK
         3.500%, 04/15/17                               2,080          2,069

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
-----------------------------------------------------------------------------
      FNMA
         8.500%, 05/01/25                         $        37     $       39
         8.000%, 08/01/24                                   7              7
         8.000%, 09/01/24                                   1              1
         8.000%, 07/01/26                                  48             51
         8.000%, 06/01/30                                  33             35
         7.500%, 12/01/26                                 334            346
         7.000%, 02/01/09                                 429            431
         7.000%, 12/01/10                                 967            974
         7.000%, 05/01/30                                  42             43
         6.500%, 12/01/07                                  72             72
         6.500%, 04/01/14                                 972            986
         6.500%, 03/01/24                                  86             87
         6.500%, 05/01/26                                  71             72
         6.500%, 01/01/28                                  38             39
         6.500%, 03/01/28                                  41             42
         6.500%, 04/01/28                                 347            353
         6.500%, 01/01/29                               1,092          1,111
         6.500%, 06/01/29                               1,205          1,225
         6.500%, 07/01/29                                 573            583
         6.500%, 08/01/29                                 241            245
         6.500%, 05/01/30                                 796            810
         6.000%, 05/01/09                                  19             19
         6.000%, 09/01/10                                  83             82
         6.000%, 05/01/11                                  89             89
         6.000%, 01/01/12                                  53             53
         6.000%, 03/01/13                                 173            174
         6.000%, 08/01/14                               4,716          4,737
         6.000%, 10/01/16                               1,368          1,381
         6.000%, 11/01/17                               3,093          3,124
         6.000%, 12/01/27                                 129            129
         6.000%, 07/01/28                                 624            623
         6.000%, 08/01/28                                 164            164
         6.000%, 10/01/28                                 353            353
         6.000%, 12/01/28                               2,540          2,536
         5.500%, 01/01/17                                 730            724
         5.500%, 02/01/17                                 476            472
         5.500%, 12/01/17                               3,616          3,588
         5.500%, 11/01/33                               9,547          9,313
         5.500%, 04/01/35                               4,329          4,207
         5.000%, 01/01/09                                 971            959
         5.000%, 11/01/17                               4,582          4,470
         5.000%, 12/01/17                               1,703          1,662
         5.000%, 02/01/18                               5,017          4,889
         5.000%, 11/01/18                                 717            699
         5.000%, 03/01/34                               9,093          8,648
         5.000%, 08/01/34                               4,458          4,233

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

76                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

BOND FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
-----------------------------------------------------------------------------
      FNMA -- (continued)
         5.000%, 07/01/35                         $     5,855     $    5,545
         4.500%, 04/01/18                              26,551         25,430
         4.500%, 08/01/18                               3,040          2,911
         4.500%, 07/01/20                               9,064          8,669
      FNMA, CMO REMIC, Ser 1993-140, Cl H
         6.500%, 03/25/13                                  53             52
      FNMA, CMO REMIC, Ser 2003-25, Cl CD
         3.500%, 03/25/17                               6,313          6,019
      GNMA
         8.000%, 04/15/17                                  40             42
         8.000%, 05/15/17                                  19             20
         8.000%, 11/15/26                                 388            412
         8.000%, 12/15/26                                 150            159
         7.500%, 05/15/23                                 144            150
         7.500%, 01/15/24                                 122            127
         7.500%, 02/15/24                                 119            124
         7.500%, 02/15/27                                  26             27
         7.500%, 06/15/27                                  57             60
         7.500%, 07/15/27                                  18             19
         7.500%, 08/15/27                                  71             74
         7.000%, 01/15/24                                  55             56
         7.000%, 04/15/24                                  72             74
         6.500%, 06/15/23                                 166            169
         6.500%, 12/15/23                                 112            114
         6.500%, 01/15/24                                  21             22
         6.500%, 02/15/24                                 119            122
         6.500%, 10/15/25                                  61             62
         6.500%, 04/15/26                                  92             93
         6.500%, 01/15/29                                 467            477
         6.500%, 05/15/29                               1,034          1,056
         6.500%, 06/15/29                                  96             98
         6.500%, 11/15/29                                  22             22
         6.000%, 07/15/28                                 176            176
         6.000%, 08/15/28                                 145            146
         6.000%, 09/15/28                                 564            566
                                                                  ----------
      TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
         BACKED OBLIGATIONS
         (Cost $170,230)                                             166,684
                                                                  ----------

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 14.6%
-----------------------------------------------------------------------------
      U.S. Treasury Bonds
         8.750%, 08/15/20                         $     3,300     $    4,474
      U.S. Treasury Bonds (A)
         8.125%, 08/15/19                              12,500         16,020
         7.250%, 05/15/16                              16,100         18,847
         7.125%, 02/15/23                               4,000          4,856
      U.S. Treasury Inflation Index Note (A)
         3.000%, 07/15/12                              19,143         19,794
                                                                  ----------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $59,866)                                               63,991
                                                                  ----------

-----------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 6.0%
-----------------------------------------------------------------------------
      CenterPoint Energy Transition Bond Co. II,
         Ser A, Cl A-3
         5.090%, 08/01/15                               6,600          6,449
      MBNA Master Credit Card Trust,
         Ser 2000-L, Cl A
         6.500%, 04/15/10                               7,000          7,103
      MBNA Master Credit Card Trust,
         Ser 2005-A7, Cl A7
         4.300%, 02/15/11                               5,500          5,392
      Pacific Gas, Ser 1997-1, Cl A7
         6.420%, 09/25/08                                 413            413
      PG&E Energy Recovery Funding,
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                               5,600          5,531
      USAA Auto Owner Trust,
         Ser 2004-1, Cl A3
         2.060%, 04/15/08                               1,196          1,188
                                                                  ----------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $26,304)                                               26,076
                                                                  ----------

-----------------------------------------------------------------------------
   MASTER NOTES - 5.7%
-----------------------------------------------------------------------------
      Bank of America (B)
         5.383%, 08/01/06                              10,000         10,000
      Bear Stearns (B)
         5.463%, 08/02/06                              10,000         10,000
      JPMorgan (B)
         5.393%, 08/15/06                               5,000          5,000
                                                                  ----------
      TOTAL MASTER NOTES
         (Cost $25,000)                                               25,000
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           77

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

BOND FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMERCIAL PAPER - 1.1%
-----------------------------------------------------------------------------
      Morgan Stanley Dean Witter (B)
         5.383%, 11/09/06                         $     5,000     $    5,000
                                                                  ----------
      TOTAL COMMERCIAL PAPER
         (Cost $5,000)                                                 5,000
                                                                  ----------

-----------------------------------------------------------------------------
   MISCELLANEOUS -- 0.0%
-----------------------------------------------------------------------------
   RETAIL -- 0.0%
      Kmart Holding Corporation*
         (Escrow Shares)                           10,000,000             --
                                                                  ----------
      TOTAL MISCELLANEOUS
         (Cost $--)                                                       --
                                                                  ----------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 7.9%
-----------------------------------------------------------------------------
      Bear Stearns
         5.4125%, dated 07/31/06, matures on
         08/01/06, repurchase price $2,500,376
         (collateralized by various mortgage
         obligations, ranging in par value
         $42,750-$1,390,148, 0.000%-5.172%,
         12/20/30-06/05/37, total market
         value $2,625,059) (B)                          2,500          2,500
      Deutsche Bank Securities
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $3,764,455
         (collateralized by a U.S. Treasury
         obligation, par value $3,997,000,
         4.250%, 11/15/14, total market
         value $3,839,889)                              3,764          3,764
      Lehman Brothers
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $28,464,771
         (collateralized by various mortgage
         obligations, ranging in par value
         $808 - $107,033,157, 0.000% -
         8.000%, 06/25/08 - 04/11/37,
         total market value $29,883,561) (B)           28,461         28,461
                                                                  ----------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $34,725)                                               34,725
                                                                  ----------
   TOTAL INVESTMENTS - 112.9%
      (Cost $494,309)                                             $  494,944
                                                                  ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $438,531,059.
*   NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2006 WAS $60,163,882.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THIS SECURITY AS OF JULY 31, 2006, WAS $2,190,000 AND REPRESENTED 0.5% OF NET ASSETS.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

78                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

   MUNICIPAL BONDS - 98.3%
      Atascadero, Unified School District,
         Measure B, Capital Projects, Ser A,
         COP, MBIA Insured
         Callable 02/01/07 @ 102
         5.200%, 08/01/08                           $   1,000     $    1,028
      Berryessa, Unified School District,
         GO, MBIA Insured
         5.375%, 03/01/12                                 460            498
      Brentwood, Unified School District,
         Ser B, GO, FGIC Insured
         Callable 08/01/10 @ 101
         4.850%, 08/01/14                                 410            430
      Burlingame, Elementary School District,
         GO, FSA Insured
         5.250%, 07/15/16                                 795            875
      California State, Department of
         Transportation, Federal Highway
         Grant Anticipation Bonds,
         Ser A, RB, FGIC Insured
         5.000%, 02/01/14                               2,000          2,145
      California State, Department of Water
         Resources Power Supply, Ser A, RB,
         AMBAC Insured
         Callable 05/01/12 @ 101
         5.500%, 05/01/15                               1,225          1,340
      California State, Department of Water
         Resources, Central Valley Project,
         Water System, Ser Q, RB
         6.000%, 12/01/07                               1,500          1,545
      California State, Department of Water
         Resources, Central Valley Project,
         Water System, Ser W, RB, FSA Insured
         5.500%, 12/01/14                               1,315          1,464
      California State, Department of Water
         Resources, Central Valley Project,
         Water System, Ser Z, RB, FGIC Insured
         5.000%, 12/01/12                               1,000          1,070
      California State, Educational Facilities
         Authority, Loyola-Marymount University,
         Ser A, RB, MBIA Insured
         Callable 10/01/11 @ 101
         4.500%, 10/01/12                               1,560          1,613
      California State, Educational Facilities
         Authority, Stanford University, Ser P, RB
         5.250%, 12/01/13                                 800            874
      California State, Educational Facilities
         Authority, Stanford University, Ser R, RB
         5.000%, 11/01/11                                 610            649

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

   MUNICIPAL BONDS - (CONTINUED)
      California State, GO
         7.000%, 08/01/07                           $   1,000     $    1,032
         6.250%, 04/01/08                               1,000          1,040
      California State, GO, FGIC Insured
         4.500%, 09/01/10                               1,000          1,030
      California State, Public Works Board Lease,
         Various University of California Projects,
         Ser A, RB, AMBAC Insured
         Callable 12/01/07 @ 102
         5.100%, 12/01/10                               1,000          1,038
      Central Coast, Water Authority, Water
         Project Regional Facilities, Ser A, RB,
         AMBAC Insured
         Callable 10/01/06 @ 102
         5.000%, 10/01/07                               2,250          2,287
      Chaffey, Unified High School District,
         GO, FGIC Insured
         5.000%, 08/01/15                               1,000          1,080
      Coast Community College, GO, MBIA Insured
         5.250%, 08/01/15                               1,000          1,099
      Contra Costa County, Merrithew Memorial
         Hospital Project, COP, MBIA Insured
         Callable 11/01/07 @ 102
         5.500%, 11/01/12                               2,160          2,250
         5.200%, 11/01/09                               2,000          2,075
      Contra Costa, Transportation Authority,
         Sales Tax, Ser A, ETM, RB
         Callable 06/16/06 @ 100
         6.875%, 03/01/07                                 175            178
      Contra Costa, Transportation Authority,
         Sales Tax, Ser A, RB, FGIC Insured
         6.000%, 03/01/09                               1,000          1,057
      Cupertino, Unified School District, GO,
         FSA Insured
         Callable 08/01/11 @ 100
         5.250%, 08/01/13                                 595            635
      East Bay, Municipal Utility District,
         Water System Project, RB, MBIA Insured
         Callable 06/01/11 @ 100
         5.250%, 06/01/13                                 500            535
         5.250%, 06/01/14                               1,250          1,334
      Eastern Municipal Water District, Ser A,
         COP, FGIC Insured
         Callable 07/01/11 @ 100
         5.375%, 07/01/16                               2,500          2,683
         5.375%, 07/01/17                               2,410          2,581
         5.250%, 07/01/12                                 300            320
         5.250%, 07/01/13                               1,000          1,064

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           79

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
      El Camino, Community College,
         GO, FSA Insured
         Callable 08/01/15 @ 100
         5.000%, 08/01/16                           $   1,000     $    1,074
      Fallbrook, Unified High School District,
         GO, FGIC Insured
         5.375%, 09/01/12                                 250            272
      Fremont, Unified High School District,
         Ser B, ETM, GO
         5.000%, 09/01/10                                 600            630
      Fresno, Joint Powers Financing Authority,
         Fresno City Hall, RB, AMBAC Insured
         Callable 08/01/10 @ 100
         4.600%, 08/01/11                                 500            514
      Glendale, Unified School District,
         Ser B, GO, FSA Insured
         Callable 09/01/08 @ 101
         4.625%, 09/01/09                                 670            688
      Hollister, Redevelopment Agency,
         Community Development Project,
         TA, AMBAC Insured
         Callable 10/01/07 @ 102
         5.000%, 10/01/08                                 740            760
      Joshua Basin-Hi Desert Financing Authority,
         Water District Project, RB, AMBAC Insured
         4.900%, 05/01/09                                 465            482
      Kings River, Conservation District,
         Pine Flat Power, Ser F, RB
         4.625%, 01/01/11                                 500            517
      Livermore-Amador Valley, Water Management
         Authority, Ser A, RB, AMBAC Insured
         Callable 08/01/11 @ 100
         5.250%, 08/01/14                                 750            802
         5.000%, 08/01/13                                 400            422
      Los Angeles County, Metropolitan
         Transportation Authority, Sales Tax
         Project,
         A-1st Senior Ser B, RB, FSA Insured
         5.250%, 07/01/11                               1,550          1,658
      Los Angeles County, Metropolitan
         Transportation Authority, Sales Tax
         Project,
         C-2nd Senior, Ser A, RB, AMBAC Insured
         5.500%, 07/01/10                               1,050          1,120
      Los Angeles County, Metropolitan
         Transportation Authority, Sales Tax
         Project,
         C-2nd Senior, Ser A, RB, FGIC Insured
         5.000%, 07/01/10                               2,000          2,097

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
      Los Angeles, Department of Water & Power,
         Ser A-A-1, RB, MBIA Insured
         5.250%, 07/01/10                           $   1,710     $    1,809
         5.250%, 07/01/11                               3,485          3,727
      Los Angeles, Department of Water & Power,
         Ser A-A-1, RB, MBIA Insured
         Callable 07/01/11 @ 100
         5.250%, 07/01/13                               2,025          2,155
      Los Angeles, Department of Water & Power,
         Ser B, RB, MBIA Insured
         5.000%, 07/01/13                                 430            461
      Los Angeles, Los Angeles County Public
         Works, Ser A, RB
         Callable 10/01/07 @ 101
         5.500%, 10/01/08                               1,225          1,261
      Los Angeles, Ser A, GO, FGIC Insured
         5.250%, 09/01/09                                 600            628
      Los Angeles, Ser A, GO, MBIA Insured
         5.250%, 09/01/11                                 250            268
      Los Angeles, Ser B, GO, FSA Insured
         Callable 09/01/15 @ 100
         5.000%, 09/01/16                               1,000          1,072
      Los Angeles, Unified School District,
         GO, MBIA Insured
         5.500%, 07/01/12                                 755            826
      Los Angeles, Unified School District,
         Ser A, GO, FGIC Insured
         6.000%, 07/01/07                               1,000          1,022
         6.000%, 07/01/11                               1,385          1,524
      Los Angeles, Unified School District,
         Ser D, GO, FGIC Insured
         Prerefunded @ 100 (A)
         5.500%, 07/01/10                               2,000          2,132
      Los Angeles, Unified School District,
         Ser E, GO, MBIA Insured
         Prerefunded @ 100 (A)
         5.500%, 07/01/12                               1,390          1,519
      Los Angeles, Waste Water Systems,
         Ser C, RB, MBIA Insured
         5.375%, 06/01/12                               1,145          1,243
      Los Gatos-Saratoga, Joint Unified High
         School, Ser B, GO
         Prerefunded @ 101 (A)
         4.600%, 12/01/10                                 875            915

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

80                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
      M-S-R Public Power Authority, San Juan
         Project, Ser I, RB, MBIA Insured
         Callable 07/01/11 @ 100
         5.000%, 07/01/14                           $   2,440     $    2,568
      Menlo Park, Community Development
         Agency, Las Pulgas Community
         Development Project, TA, AMBAC Insured
         Prerefunded @ 102 (A)
         4.650%, 06/01/10                                 520            547
      Metropolitan, Water District of
         Southern California, Ser A, ETM, RB
         5.250%, 07/01/11                                 380            406
      Metropolitan, Water District of
         Southern California, Ser A, RB
         Callable 07/01/11 @ 101
         5.375%, 07/01/12                               2,185          2,369
      Metropolitan, Water District of
         Southern California, Ser C, RB
         Callable 01/01/07 @ 102
         6.000%, 07/01/07                               1,900          1,939
      Metropolitan, Water District of
         Southern California, Waterworks Project,
         Ser B, GO
         4.000%, 03/01/11                               1,000          1,015
      Mountain View, Shoreline Regional Park
         Community, Ser A, TA, MBIA Insured
         Callable 09/08/06 @ 102
         5.600%, 08/01/10                                 500            511
      North Orange County, Community Colllege
         District, GO, MBIA Insured
         5.000%, 08/01/15                               1,000          1,080
      Norwalk, La Mirada Unified School District,
         Ser A, GO, FGIC Insured
         Prerefunded @ 100 (A)
         5.000%, 08/01/13                               1,800          1,934
      Oak Park, Unified School District,
         GO, MBIA Insured
         5.250%, 05/01/08                               1,250          1,285
      Orange County, Local Transportation
         Authority, Measure M, Second Senior,
         Ser A, RB, MBIA Insured
         5.500%, 02/15/08                               1,000          1,028
         5.500%, 02/15/10                               1,200          1,273
         5.500%, 02/15/11                                 250            269
      Paramount, Unified School District, GO,
         FSA Insured
         5.000%, 09/01/15                               1,000          1,080
      Port Oakland, Ser M, RB, FGIC Insured
         Callable 11/01/12 @ 100
         5.250%, 11/01/13                               1,000          1,080

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
      Redwood City, Elementary School District,
         GO, FGIC Insured
         5.500%, 08/01/10                           $   1,140     $    1,218
         5.500%, 08/01/14                                 900          1,000
      Riverside County, Transportation Commission,
         Sales Tax Revenue, Ser A, RB,
         AMBAC Insured
         5.750%, 06/01/09                                 740            782
      Riverside, Community College, GO,
         FSA Insured
         Callable 08/01/15 @ 100
         5.000%, 08/01/19                               1,700          1,798
      Sacramento, Municipal Utility District,
         Electric, Ser C, ETM, RB, FGIC Insured
         Callable 09/08/06 @ 100
         5.750%, 11/15/08                                 570            571
      Sacramento, Municipal Utility District,
         Ser O, RB, MBIA Insured
         5.250%, 08/15/10                                 500            530
      Sacramento, Municipal Utility District,
         Ser P, RB, FSA Insured
         Callable 08/15/11 @ 100
         5.250%, 08/15/13                               1,585          1,697
      Sacramento, Municipal Utility District,
         Ser R, RB, MBIA Insured
         5.000%, 08/15/15                               1,480          1,598
      Sacramento, Municipal Utility District,
         Ser R, RB, MBIA Insured
         Callable 08/15/13 @ 100
         5.000%, 08/15/16                               1,000          1,060
      San Bernardino County, Community College
         District, GO, FSA Insured
         5.000%, 08/01/15                               1,000          1,080
      San Bernardino County, Transportation
         Authority, Ser A, RB, FSA Insured
         Callable 03/01/08 @ 101
         5.000%, 03/01/09                               1,000          1,030
      San Bernardino County, Transportation
         Authority, Ser A, RB, MBIA Insured
         6.250%, 03/01/10                               2,000          2,169
      San Bernardino, Municipal Water Department,
         Sewer Authority, COP, FGIC Insured
         4.500%, 02/01/09                               1,025          1,046
      San Bernardino, Municipal Water Department,
         Sewer Authority, COP, FGIC Insured
         Callable 02/01/09 @ 101
         5.000%, 02/01/11                               1,130          1,174

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           81

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
      San Diego County, Water Authority,
         COP, FGIC Insured
         5.250%, 05/01/16                           $   1,310     $    1,446
      San Diego, Public Facilities Financing
         Authority, RB, MBIA Insured
         Callable 08/01/12 @ 100
         5.000%, 08/01/14                               1,000          1,060
      San Francisco City & County, Airport
         Commission, International Airport,
         Second Senior, Issue 20, RB, MBIA Insured
         Callable 05/01/08 @ 101
         4.250%, 05/01/09                               1,000          1,015
      San Francisco City & County,
         Public Utilities Commission,
         Water Revenue, Ser A, RB, FSA Insured
         5.000%, 11/01/10                               1,000          1,052
         5.000%, 11/01/11                               1,500          1,591
      San Francisco City & County,
         Public Utilities Commission,
         Water Revenue, Ser B, RB, MBIA Insured
         Callable 11/01/12 @ 100
         5.000%, 11/01/15                               1,250          1,330
      San Francisco, Bay Area Rapid Transit,
         RB, AMBAC Insured
         Callable 07/01/11 @ 100
         5.250%, 07/01/14                                 300            320
      San Francisco, Bay Area Rapid Transit,
         RB, AMBAC Insured
         Prerefunded @ 100 (A)
         5.250%, 07/01/11                                 850            909
      San Joaquin County, Capital Facilities
         Project,
         COP, MBIA Insured
         4.800%, 11/15/07                               1,000          1,015
      San Joaquin County, Delta Community
         College District, Election 2004,
         Ser A, GO, FSA Insured
         4.500%, 08/01/15                               1,000          1,042
      San Jose, Financing Authority, Convention
         Center Project, Ser F, RB, MBIA Insured
         4.250%, 09/01/11                               1,765          1,810
      San Jose, Redevelopment Agency,
         Merged Area Redevelopment Project,
         ETM, TA, MBIA Insured
         6.000%, 08/01/09                                 500            533
      San Jose, Redevelopment Agency,
         Merged Area Redevelopment Project,
         TA, AMBAC Insured
         Callable 08/01/08 @ 102
         5.000%, 08/01/09                               1,500          1,555

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
      MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
      San Jose, Redevelopment Agency,
         Merged Area Redevelopment Project,
         TA, MBIA Insured
         6.000%, 08/01/08                           $   1,000     $    1,046
         6.000%, 08/01/09                               1,000          1,064
      San Juan, Unified School District, GO,
         FSA Insured
         5.250%, 08/01/10                               1,150          1,218
      San Mateo County, Transit District,
         Ser A, RB, MBIA Insured
         5.250%, 06/01/16                               2,000          2,208
      San Mateo, Unified High School District,
         Ser A, GO, FGIC Insured
         Prerefunded @ 100 (A)
         5.375%, 09/01/11                               2,195          2,365
      San Ramon Valley, Unified School District,
         GO, FSA Insured
         Callable 08/01/14 @ 100
         5.250%, 08/01/18                               1,250          1,353
      Santa Ana, Community Redevelopment
         Agency, Mainplace Project,
         Ser E, ETM, RB
         6.400%, 12/15/10                                 395            420
      Santa Maria, Joint Unified High School
         District, Ser A, ETM, GO, FSA Insured
         5.500%, 08/01/15                                 510            570
      Solano County, Community College,
         Ser A, GO, MBIA Insured
         Prerefunded @ 100 (A)
         5.000%, 08/01/13                               1,865          2,004
      South Orange County, Public Financing
         Authority, Foothill Area,
         Ser C, RB, FGIC Insured
         7.500%, 08/15/07                               1,000          1,039
      South Placer, Waste Water Authority,
         Ser A, RB, FGIC Insured
         4.500%, 11/01/10                               1,000          1,032
      Southern California, Public Power Authority,
         Ser A, RB, FSA Insured
         5.375%, 01/01/09                               1,610          1,674
      Turlock, Irrigation District,
         Ser A, RB, MBIA Insured
         6.000%, 01/01/08                               1,425          1,472
         6.000%, 01/01/11                                 500            546
                                                                  ----------
      TOTAL MUNICIPAL BONDS
         (Cost $134,611)                                             136,273
                                                                  ----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

82                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY (B) - 0.4%
-----------------------------------------------------------------------------
      BlackRock Provident California
         Tax Free Money Market, 3.390%                490,000     $      490
                                                                  ----------
      TOTAL REGULATED INVESTMENT COMPANY
         (Cost $490)                                                     490
                                                                  ----------
   TOTAL INVESTMENTS - 98.7%
      (Cost $135,101)                                             $  136,763
                                                                  ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $138,622,744.
(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           83

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.2%
-----------------------------------------------------------------------------
   ARIZONA - 6.1%
      Arizona State, Transportation Board
         & Highway Revenue, Ser A, RB
         Callable 07/01/12 @ 102
         5.250%, 07/01/17                           $   1,000     $    1,082
      Phoenix, GO, Prerefunded @ 101 (A)
         5.000%, 07/01/09                               2,370          2,473
      Phoenix, Ser A, GO
         6.250%, 07/01/17                               1,000          1,182
                                                                  ----------
                                                                       4,737
                                                                  ----------
   CALIFORNIA - 14.3%
      California State, Department of
         Transportation, Federal Highway
         Grant Anticipation Bonds,
         Ser A, RB, FGIC Insured
         5.000%, 02/01/14                               1,000          1,072
      California State, Department of Water
         Resources, Central Valley Project,
         Water System, Ser Z, RB, FGIC Insured
         5.000%, 12/01/12                                 500            535
      California State, Department of Water
         Resources, Ser X, RB, FGIC Insured
         5.500%, 12/01/15                                 600            672
      California State, Educational Facilities
         Authority, Loyola-Marymount University,
         Ser A, RB, MBIA Insured
         Callable 10/01/11 @ 101
         4.500%, 10/01/12                               1,000          1,034
      California State, GO, FGIC Insured
         5.750%, 02/01/11                               1,000          1,082
      Contra Costa, Water District, Ser E, RB,
         AMBAC Insured
         6.250%, 10/01/12                               1,000          1,079
      East Bay, Municipal Utility District, Water
         System Project, RB, MBIA Insured
         Callable 06/01/11 @ 100
         5.250%, 06/01/13                                 800            856
      Eastern Municipal Water District,
         Ser A, COP, FGIC Insured
         Callable 07/01/11 @ 100
         5.375%, 07/01/16                                 620            665
      Elsinore Valley, Municipal Water District,
         COP, FGIC Insured
         5.375%, 07/01/18                                 500            557
      Los Angeles, Ser A, GO, MBIA Insured
         5.250%, 09/01/12                                 375            406

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Jose, Redevelopment Agency, ETM,
         TA, MBIA Insured
         6.000%, 08/01/15                           $     330     $      382
      San Jose, Redevelopment Agency, TA,
         MBIA Insured
         6.000%, 08/01/15                                 670            768
      San Ramon Valley, Unified School District,
         GO, FSA Insured
         Callable 08/01/14 @ 100
         5.250%, 08/01/18                               1,670          1,808
      Southern California Public Power
         Authority, Hydroelectric Power,
         Ser A, RB, FSA Insured
         Callable 10/01/11 @ 100
         5.250%, 10/01/12                                 245            262
                                                                  ----------
                                                                      11,178
                                                                  ----------
   COLORADO - 0.5%
      Regional Transportation District, Sales Tax,
         Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                                 350            377
                                                                  ----------
   DELAWARE - 1.7%
      Delaware River & Bay Authority,
         RB, FGIC Insured
         Callable 09/08/06 @ 102
         5.000%, 01/01/07                               1,340          1,348
                                                                  ----------
   FLORIDA - 2.4%
      Florida State, Board of Education, Public
         Education Capital Outlay, Ser A, GO
         5.000%, 06/01/08                               1,300          1,329
      Jacksonville, Local Government, Sales Tax
         Revenue, RB, FGIC Insured
         5.500%, 10/01/13                                 500            549
                                                                  ----------
                                                                       1,878
                                                                  ----------
   GEORGIA - 4.7%
      Atlanta, Water & Wastewater Revenue,
         Ser A, RB, FGIC Insured
         5.500%, 11/01/13                               1,000          1,092
      Georgia State, Ser E, GO
         5.250%, 02/01/09                               2,525          2,619
                                                                  ----------
                                                                       3,711
                                                                  ----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

84                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
   HAWAII - 5.6%
      Hawaii County, Ser A, GO, FGIC Insured
         Callable 07/15/11 @ 100
         5.500%, 07/15/13                           $     635     $      679
      Hawaii State, Highway Revenue,
         Ser B, RB, FSA Insured
         5.000%, 07/01/15                               1,000          1,067
      Hawaii State, Ser CS, GO, MBIA Insured
         5.000%, 04/01/08                               1,000          1,020
      Honolulu City & County, Ser A, GO,
         FSA Insured
         Prerefunded @ 100 (A)
         5.375%, 09/01/11                               1,000          1,073
      Kauai County, Ser A, GO, MBIA Insured
         Callable 08/01/11 @ 100
         5.625%, 08/01/13                                 440            473
      Kauai County, Ser A, GO, MBIA Insured
         Prerefunded @ 100 (A)
         5.625%, 08/01/11                                  60             65
                                                                  ----------
                                                                       4,377
                                                                  ----------
   IDAHO - 2.7%
      Idaho State, Housing & Finance Authority,
         Federal Highway Trust, RB, MBIA Insured
         5.000%, 07/15/15                               1,000          1,071
      Twin Falls County, School District No. 411,
         GO, MBIA Insured
         5.000%, 09/15/16                               1,000          1,073
                                                                  ----------
                                                                       2,144
                                                                  ----------
   ILLINOIS - 7.4%
      Chicago, O'Hare International Airport,
         2nd Lien, Ser C, RB, MBIA Insured
         5.000%, 01/01/08                               1,000          1,016
         5.000%, 01/01/10                               1,000          1,035
      Cook County, Ser A, GO, FGIC Insured
         Callable 11/15/08 @ 101
         4.500%, 11/15/09                               1,000          1,021
      Du Page & Will Counties, Community
         School District, Ser B, GO, FGIC Insured
         5.000%, 12/30/07                               2,700          2,746
                                                                  ----------
                                                                       5,818
                                                                  ----------
   MASSACHUSETTS - 5.5%
      Massachusetts State, Consolidated Loan,
         Ser C, GO
         5.250%, 08/01/08                               1,000          1,028

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
   MASSACHUSETTS - (CONTINUED)
      Massachusetts State, School Building
         Authority, Ser A, RB, FSA Insured
         5.000%, 08/15/14                           $   1,000     $    1,070
      Massachusetts State, Water Resources
         Authority, Ser A, RB, MBIA Insured
         5.250%, 08/01/15                               1,000          1,090
         5.250%, 08/01/16                               1,000          1,094
                                                                  ----------
                                                                       4,282
                                                                  ----------
   NEBRASKA - 1.3%
      Omaha Public Power District,
         Electric Revenue, Ser D, RB
         5.000%, 02/01/07                               1,000          1,006
                                                                  ----------
   NEVADA - 1.8%
      Clark County, School District,
         Ser A, GO, FSA Insured
         Callable 12/15/12 @ 103
         5.500%, 06/15/16                                 500            554
      Las Vegas, Water District Revenue,
         Ser B, GO, MBIA Insured
         Callable 12/01/12 @ 100
         5.250%, 06/01/14                                 300            321
      Nevada State, Capital Improvements,
         Ser A, GO, MBIA Insured
         Callable 05/01/12 @ 100
         5.000%, 11/01/16                                 500            524
                                                                  ----------
                                                                       1,399
                                                                  ----------
   NEW JERSEY - 2.8%
      New Jersey State, Ser L, GO,
         AMBAC Insured
         5.250%, 07/15/16                               1,000          1,091
      New Jersey State, Transportation Trust
         Fund Authority, Ser C, ETM, RB,
         MBIA Insured
         5.250%, 06/15/15                               1,000          1,094
                                                                  ----------
                                                                       2,185
                                                                  ----------
   NEW YORK - 2.7%
      New York State Thruway Authority,
         Highway & Board, Ser A, RB,
         MBIA Insured
         Callable 04/01/14 @ 100
         5.000%, 04/01/18                               1,000          1,051
      New York State, Ser M, GO, FSA Insured
         5.000%, 04/01/15                               1,000          1,066
                                                                  ----------
                                                                       2,117
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             85

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
   OREGON - 10.4%
      Chemeketa, Community College
         District, ETM, GO, FGIC Insured
         5.500%, 06/01/12                           $   1,060     $    1,152
      Jackson County, Juvenile Services Center,
         GO, FSA Insured
         5.000%, 06/01/10                               1,000          1,042
      McMinnville, School District No. 40,
         GO, FSA Insured
         5.000%, 06/15/11                               1,620          1,704
      Portland, Sewer Systems,
         Ser A, RB, FGIC Insured
         Callable 06/01/07 @ 100
         5.000%, 06/01/08                               1,000          1,011
      Washington County, School District
         Authority, No. 15, GO, FSA Insured
         5.000%, 06/15/14                               1,000          1,069
      Washington, Multnomah & Yamill Counties,
         School District Authority,
         GO, MBIA Insured
         5.000%, 06/01/11                               1,000          1,052
      Yamhill County, School District Authority,
         No. 29J, GO, FGIC Insured
         5.250%, 06/15/16                               1,000          1,091
                                                                  ----------
                                                                       8,121
                                                                  ----------
   PENNSYLVANIA - 3.0%
      Pennsylvania State, First Ser, GO,
         MBIA Insured
         5.000%, 06/01/09                               1,100          1,137
      Pennsylvania State, Second Ser, GO
         5.250%, 10/01/09                               1,155          1,205
                                                                  ----------
                                                                       2,342
                                                                  ----------
   TENNESSEE - 1.3%
      Johnson City, Water & Sewer System, GO,
         FGIC Insured
         5.250%, 06/01/08                               1,000          1,026
                                                                  ----------
   TEXAS - 2.9%
      Houston, Texas Utility System Revenue,
         First Lien, Ser A, RB, FSA Insured
         5.250%, 11/15/17                               1,000          1,093
      Texas State, University Systems, Revenue
         Financing System, RB, FSA Insured
         Prerefunded @ 100 (A)
         4.800%, 03/15/10                               1,170          1,210
                                                                  ----------
                                                                       2,303
                                                                  ----------

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
   UTAH - 2.0%
      Utah State, Board Regents Auxiliary
         & Campus Facilities Revenue,
         Ser A, RB, MBIA Insured
         Callable 04/01/15 @ 100
         5.000%, 04/01/17                           $   1,500     $    1,584
                                                                  ----------
   VIRGINIA - 1.3%
      Virginia State, Northern Virginia
         Transportation Board, Ser A, RB
         Callable 09/08/06 @ 101
         5.000%, 05/15/08                               1,000          1,014
                                                                  ----------
   WASHINGTON - 15.2%
      King & Snohomish Counties, School District
         Authority, GO, FGIC Insured
         Callable 12/01/07 @ 100
         5.250%, 12/01/09                               1,125          1,148
      King & Snohomish Counties, School District
         Authority, GO, FGIC Insured
         Prerefunded @ 100 (A)
         5.250%, 12/01/07                               1,610          1,643
      King County, School District No. 408,
         GO, AMBAC Insured
         6.000%, 12/01/08                               1,000          1,049
      King County, School District No. 410,
         GO, FGIC Insured
         5.500%, 12/01/10                               1,285          1,368
      King County III, Lease Revenue
         Authority, King Street Center Project,
         CDP, RB, MBIA Insured
         Callable 06/01/07 @ 101
         5.000%, 06/01/09                               1,000          1,021
      Pierce County, GO, AMBAC Insured
         Callable 08/01/15 @ 100
         5.125%, 08/01/16                               1,375          1,473
      Seattle, Limited Tax, Ser B, ETM, GO
         5.500%, 03/01/11                                  65             70
      Seattle, Limited Tax, Ser B, GO
         5.500%, 03/01/11                               1,935          2,065
      Seattle, Municipal Light & Power Revenue
         Authority, Ser B, RB, MBIA Insured
         Callable 06/01/08 @ 101
         4.750%, 06/01/09                               1,000          1,025
      Skagit County, School District No. 103,
         GO, FGIC Insured
         6.250%, 12/01/07                               1,000          1,032
                                                                  ----------
                                                                      11,894
                                                                  ----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

86                                    1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                  Par (000)/Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
   WISCONSIN - 2.6%
      Milwaukee, Metropolitan Sewage District,
         Ser A, GO
         5.500%, 10/01/08                           $   2,000     $    2,070
                                                                  ----------
   TOTAL MUNICIPAL BONDS
      (Cost $76,132)                                                  76,911
                                                                  ----------

-----------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY (B) - 0.6%
-----------------------------------------------------------------------------
      BlackRock Provident California
         Tax Free Money Market, 3.390%                483,323            483
                                                                  ----------
      TOTAL REGULATED INVESTMENT COMPANY
         (Cost $484)                                                     483
                                                                  ----------
   TOTAL INVESTMENTS - 98.8%
      (Cost $76,616)                                              $   77,394
                                                                  ==========

-----------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $78,348,741.
(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CDP -- CENSUS DESIGNATED PLACE
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             87

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

SHORT TERM BOND FUND

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 29.3%
-----------------------------------------------------------------------------
      FHLMC
         6.000%, 01/01/13                           $     372     $      374
         6.000%, 09/01/13                                  81             81
         6.000%, 05/01/14                                 931            937
         6.000%, 10/01/16                                 345            347
         5.500%, 03/01/17                                 342            339
         5.500%, 12/01/17                                  33             33
         5.500%, 02/01/18                                 358            355
         5.500%, 11/01/18                                  30             30
         5.000%, 10/01/18                                 939            913
         3.500%, 08/01/10                                  82             76
      FHLMC, ARM
         4.764%, 03/01/35                                 707            692
      FHLMC, CMO REMIC, Ser 2722, Cl PA
         4.000%, 02/15/21                                 379            374
      FHLMC, CMO REMIC, Ser 2734, Cl JC
         3.500%, 11/15/23                                 141            137
      FHLMC, CMO REMIC, Ser 2743, Cl NL
         3.000%, 05/15/23                                 561            546
      FHLMC, CMO REMIC, Ser 2836, Cl QC
         5.000%, 09/15/22                                 349            345
      FHLMC, CMO REMIC, Ser 2844, Cl PQ
         5.000%, 05/15/23                                 280            278
      FNMA
         8.000%, 06/01/30                                  11             12
         8.000%, 11/01/30                                   7              7
         6.500%, 06/01/16                                  54             55
         6.500%, 07/01/16                                 121            123
         6.500%, 11/01/16                                 104            106
         6.500%, 01/01/17                                 107            108
         6.500%, 02/01/17                                  43             44
         6.500%, 04/01/17                                 149            152
         6.500%, 07/01/17                                 128            130
         6.000%, 04/01/16                                 558            563
         6.000%, 06/01/16                                  71             72
         6.000%, 08/01/16                                 117            118
         5.500%, 09/01/14                                 891            885
         5.500%, 12/01/16                                 146            145
         5.500%, 09/01/17                               1,080          1,072
         5.500%, 10/01/17                                 211            210
         5.500%, 11/01/17                                 378            375
         5.500%, 12/01/17                                 195            193
         5.500%, 02/01/18                                  25             24
         5.500%, 04/01/18                                  50             50
         5.500%, 10/01/18                                  68             67
         5.000%, 07/01/14                                 130            127
         5.000%, 05/01/18                                  58             57
         5.000%, 06/01/18                                 219            213

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
   (CONTINUED)
-----------------------------------------------------------------------------
      FNMA, ARM
         3.527%, 09/01/33                           $     533     $      518
      FNMA, CMO REMIC, Ser 45, Cl NM
         4.500%, 06/25/24                                 480            471
                                                                  ----------
      TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
         BACKED OBLIGATIONS
         (Cost $11,937)                                               11,754
                                                                  ----------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 27.8%
-----------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.7%
      Comcast Cable Communication
         6.200%, 11/15/08                                 300            304
      News America Holdings
         7.375%, 10/17/08                                 450            467
      Time Warner Entertainment
         7.250%, 09/01/08                                 300            309
                                                                  ----------
                                                                       1,080
                                                                  ----------
   CONSUMER STAPLES - 1.9%
      General Mills
         5.125%, 02/15/07                                 250            250
      Kellogg
         2.875%, 06/01/08                                 350            334
      Wal-Mart Stores
         5.450%, 08/01/06                                 175            175
                                                                  ----------
                                                                         759
                                                                  ----------
   FINANCIALS - 11.1%
      American General Finance, MTN, Ser G
         5.750%, 03/15/07                                 250            250
      Associates
         6.250%, 11/01/08                                  40             41
      Bank One
         6.000%, 08/01/08                                 350            353
      Caterpillar Financial Services, MTN, Ser F
         3.700%, 08/15/08                                 450            435
      CIT Group
         4.000%, 05/08/08                                 300            293
      First Bank System
         6.875%, 09/15/07                                 227            230
      FleetBoston Financial
         4.875%, 12/01/06                                 250            249
      General Electric Capital, MTN, Ser A
         4.250%, 01/15/08                                 500            492
      Golden West Financial
         4.125%, 08/15/07                                 205            202
      John Deere Capital, MTN
         3.375%, 10/01/07                                 300            292

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

88                                 1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

SHORT TERM BOND FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
-----------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      John Hancock Financial Services
         5.625%, 12/01/08                           $     204     $      205
      Lehman Brothers Holdings
         8.500%, 05/01/07                                 250            255
      Morgan Stanley
         5.800%, 04/01/07                                 250            250
      SLM, MTN, Ser A
         3.500%, 09/30/06                                 215            214
      Toyota Motor Credit, MTN
         5.650%, 01/15/07                                 250            250
      Wachovia
         4.950%, 11/01/06                                 200            200
      Wells Fargo
         5.125%, 02/15/07                                 250            250
                                                                  ----------
                                                                       4,461
                                                                  ----------
   HEALTH CARE - 1.2%
      United Health Group
         3.300%, 01/30/08                                 500            483
                                                                  ----------
   INDUSTRIALS - 1.6%
      McDonnell Douglas
         6.875%, 11/01/06                                 200            201
      Raytheon
         6.750%, 08/15/07                                 250            252
      Waste Management
         7.000%, 10/15/06                                 175            175
                                                                  ----------
                                                                         628
                                                                  ----------
   INFORMATION TECHNOLOGY - 1.2%
      Hewlett-Packard
         5.500%, 07/01/07                                 250            250
      International Business Machines
         6.450%, 08/01/07                                 250            251
                                                                  ----------
                                                                         501
                                                                  ----------
   REAL ESTATE INVESTMENT TRUST - 0.8%
      EOP Operating
         7.750%, 11/15/07                                 300            308
                                                                  ----------
   TELECOMMUNICATION - 1.9%
      AT&T
         7.750%, 03/01/07                                 250            253
      Sprint Capital
         6.125%, 11/15/08                                 500            506
                                                                  ----------
                                                                         759
                                                                  ----------

-----------------------------------------------------------------------------
Description                                         Par (000)     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
-----------------------------------------------------------------------------
   UTILITIES - 5.4%
      Calen Energy
         7.520%, 09/15/08                           $     500     $      519
      Carolina Power & Light
         5.950%, 03/01/09                                 435            439
      Consolidated Edison of New York, Ser 98-A
         6.250%, 02/01/08                                 300            303
      Dominion Resources
         4.125%, 02/15/08                                 350            343
      FPL Group Capital
         7.625%, 09/15/06                                 200            200
      Ohio Edison
         4.000%, 05/01/08                                 400            389
                                                                  ----------
                                                                       2,193
                                                                  ----------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $11,280)                                               11,172
                                                                  ----------

-----------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.5%
-----------------------------------------------------------------------------
      FHLMC
         6.375%, 08/01/11                                 100            100
         3.500%, 09/15/07                               1,000            980
      FNMA (A)
         6.000%, 05/15/08                               2,000          2,024
         5.000%, 01/15/07                               1,500          1,497
         3.875%, 07/15/08                               1,000            975
         3.250%, 11/15/07                               1,500          1,461
                                                                  ----------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $7,110)                                                 7,037
                                                                  ----------

-----------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 13.6%
-----------------------------------------------------------------------------
      CenterPoint Energy Transition Bond
         Co. II, Ser A-1
         4.840%, 02/01/11                                 500            501
      Citibank Credit Card Issuance Trust,
         Ser 2002-A1, Cl A1
         4.950%, 02/09/09                                 275            273
      Citibank Credit Card Issuance Trust,
         Ser 2003-A3, Cl A3
         3.100%, 03/10/10                                 705            680
      Citibank Credit Card Issuance Trust,
         Ser 2004-A4, Cl A4
         3.200%, 08/24/09                                 200            195
      Comed Transitional Funding Trust,
         Ser 1998-1, Cl A6
         5.630%, 06/25/09                                 223            223

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           89

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

SHORT TERM BOND FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------
      Comed Transitional Funding Trust,
         Ser 1998-1, Cl A7
         5.740%, 12/25/10                           $     500     $      503
      MBNA Master Credit Card Trust,
         Ser 2000-L, Cl A
         6.500%, 04/15/10                                 710            720
      MBNA Master Credit Card Trust,
         Ser 2003-A11, Cl A11
         3.650%, 03/15/11                                 500            483
      MBNA Master Credit Card Trust,
         Ser 2005-A7, Cl A7
         4.300%, 02/15/11                                 590            578
      Peco Energy Transition Trust,
         Ser 1999-A, Cl A6
         6.050%, 03/01/09                                 113            113
      PG&E Energy Recovery Funding Trust,
         Ser 2005-1, Cl A2
         3.870%, 06/25/11                                 710            695
      TXU Electric Delivery Transition Trust,
         Ser 2004-1, Cl A1
         3.520%, 11/15/11                                 339            329
      Washington Mutual CMO,
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                                 145            144
                                                                  ----------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $5,492)                                                 5,437
                                                                  ----------

-----------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 8.7%
-----------------------------------------------------------------------------
      U.S. Treasury Inflation Index Note (A)
         3.875%, 01/15/09                               1,235          1,278
      U.S. Treasury Notes
         6.125%, 08/15/07                                 500            505
         2.625%, 11/15/06                                 750            744
      U.S. Treasury Notes (A)
         3.000%, 11/15/07                               1,000            974
                                                                  ----------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $3,578)                                                 3,501
                                                                  ----------

-----------------------------------------------------------------------------
   MASTER NOTE - 2.5%
-----------------------------------------------------------------------------
      Bear Stearns (B)
         5.463%, 08/02/06                               1,000          1,000
                                                                  ----------
      TOTAL MASTER NOTE
         (Cost $1,000)                                                 1,000
                                                                  ----------

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 15.0%
-----------------------------------------------------------------------------
      Bear Stearns
         5.4125%, dated 07/31/06, matures on
         08/01/06, repurchase price $1,000,150
         (collateralized by various mortgage
         obligations, ranging in par value
         $17,100-$556,059, 0.000%-5.172%,
         12/20/30-06/25/37, total market
         value $1,050,024) (B)                      $   1,000     $    1,000
      Deutsche Bank Securities
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $271,531
         (collateralized by a U.S. Treasury
         obligation, par value $275,000,
         4.875%, 04/30/11, total market
         value $277,702)                                  271            271
      Lehman Brothers
         5.3625%, dated 07/31/06, matures on
         08/01/06, repurchase price $4,743,288
         (collateralized by various mortgage
         obligations, ranging in par value $135 -
         $17,830,699, 0.000% - 8.000%,
         06/25/08 - 04/11/37, total market
         value $4,979,711) (B)                          4,743          4,743
                                                                  ----------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $6,014)                                                 6,014
                                                                  ----------
   TOTAL INVESTMENTS - 114.4%
      (Cost $46,411)                                              $   45,915
                                                                  ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $40,119,279.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2006 WAS $6,640,198.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

90                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

CALIFORNIA TAX-FREE MONEY MARKET FUND

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - 99.7%
-----------------------------------------------------------------------------
      ABAG, Multi-Family Housing Finance
         Authority, Non-Profit, Episcopal Homes
         Foundation, COP (A) (B) (C)
         3.620%, 02/01/25                           $   5,750     $    5,750
      ABAG, Multi-Family Housing Finance
         Authority, Non-Profit, Paragon
         Apartments, Ser A, RB, AMT (A) (B) (C)
         3.670%, 03/15/40                               4,000          4,000
      Alameda County, Industrial Development
         Authority Revenue, Ettore Products
         Company Project, Ser A, RB,
         AMT (A) (B) (C)
         3.690%, 12/01/30                               4,000          4,000
      Big Bear Lake, Industrial Revenue,
         Southwest Gas Corporation Project,
         Ser A, RB, AMT (A) (B) (C)
         3.600%, 12/01/28                               2,800          2,800
      California Infrastructure & Economic
         Development, Colburn School,
         Ser A, RB (A) (B) (C)
         3.570%, 08/01/37                               4,000          4,000
      California Infrastructure & Economic
         Development, Colburn School,
         Ser B, RB (A) (B) (C)
         3.570%, 08/01/37                               5,550          5,550
      California Infrastructure & Economic
         Development, J Paul Getty,
         Ser A, RB (A) (B)
         3.170%, 04/01/33                               5,000          5,000
      California Infrastructure & Economic
         Development, J Paul Getty,
         Ser B, RB (A) (B)
         3.250%, 04/01/33                               4,000          4,000
      California Infrastructure & Economic
         Development, J Paul Getty,
         Ser C, RB (A) (B)
         3.170%, 04/01/33                               4,500          4,500
      California Infrastructure & Economic
         Development, J Paul Getty,
         Ser D, RB (A) (B)
         3.250%, 04/01/33                               3,000          3,000
      California School Cash Reserve Program,
         Ser A, TRAN
         3.500%, 07/06/07                               5,000          5,045
      California State, Community College
         Financing Authority, Ser A, TRAN,
         FSA Insured
         4.500%, 06/29/07                               4,500          4,535

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
      California State, Department of
         Water & Power, Ser B-3,
         RB (A) (B) (C)
         3.600%, 05/01/22                           $   1,400     $    1,400
      California State, Department of
         Water & Power, Ser C-15,
         RB (A) (B) (C)
         3.500%, 05/01/22                               4,520          4,520
      California State, Department of
         Water & Power, Ser C-18,
         RB (A) (B) (C)
         3.580%, 05/01/22                              19,000         19,000
      California State, Department of
         Water & Power, Ser C-2, RB,
         AMBAC Insured (A) (B) (C)
         3.590%, 05/01/22                              16,160         16,160
      California State, Department of
         Water & Power, Ser C-7, RB,
         FSA Insured (A) (B) (C)
         3.580%, 05/01/22                               4,050          4,050
      California State, Department of
         Water & Power, Ser F-2,
         RB (A) (B) (C)
         3.620%, 05/01/20                               1,600          1,600
      California State, Department of
         Water & Power, Ser F-5,
         RB (A) (B) (C)
         3.660%, 05/01/22                              18,390         18,390
      California State, Department of
         Water & Power, Ser G-12,
         RB, FGIC Insured (A) (B)
         3.590%, 05/01/18                               3,500          3,500
      California State, Department of
         Water & Power, Ser G-3,
         RB, FSA Insured (A) (B) (C)
         3.580%, 05/01/16                              13,000         13,000
      California State, Department of
         Water & Power, Ser G-6,
         RB, FSA Insured (A) (B) (C)
         3.590%, 05/01/17                              15,080         15,080
      California State, Department of
         Water & Power, Ser G-8, RB,
         MBIA Insured (A) (B) (C)
         3.570%, 05/01/18                               4,800          4,800
      California State, Economic Recovery,
         Ser C-17, RB, XLCA Insured (A) (B) (C)
         3.620%, 07/01/23                              12,500         12,500

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                            WWW.HIGHMARKFUNDS.COM                             91

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
      California State, Educational Facilities
         Authority, California Institute of
         Technology, RB (A) (B)
         3.550%, 01/01/24                           $  19,000     $   19,000
      California State, Educational Facilities
         Authority, California Institute of
         Technology, Ser A, RB (A) (B)
         3.550%, 10/01/36                               7,500          7,500
      California State, Educational Facilities
         Authority, California Institute of
         Technology, Ser B, RB (A) (B)
         3.540%, 10/01/36                              12,000         12,000
      California State, Educational Facilities
         Authority, Pomona College,
         Ser B, RB (A) (B)
         3.590%, 07/01/54                               2,500          2,500
      California State, Housing Finance
         Agency, Home Mortgage, Ser F,
         RB, AMT, AMBAC Insured (A) (B)
         3.680%, 02/01/33                               4,700          4,700
      California State, Housing Finance
         Agency, Home Mortgage, Ser Q,
         RB, AMT, AMBAC Insured (A) (B) (C)
         3.650%, 02/01/32                               2,700          2,700
      California State, Housing Finance
         Agency, Multi-Family Home
         Mortgage, Ser C, RB, AMT (A) (B) (C)
         3.680%, 08/01/27                               3,305          3,305
      California State, Pollution Control
         Financing Authority, Pacific
         Gas & Electric Project,
         Ser C, RB (A) (B) (C)
         3.590%, 11/01/26                               4,100          4,100
      California State, Pollution Control
         Financing Authority, Pacific
         Gas & Electric Project,
         Ser E, RB (A) (B) (C)
         3.610%, 11/01/26                               7,000          7,000
      California State,
         Ser A-2, GO (A) (B) (C)
         3.560%, 05/01/33                                 700            700
      California State, TECP
         3.610%, 10/05/06                               7,200          7,200
      California State, University
         Kindergarten, Ser B-3, GO (A) (B) (C)
         3.590%, 05/01/34                               6,300          6,300

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
      California Statewide, Communities
         Development Authority,
         North Peninsula Jewish Day School,
         RB (A) (B) (C)
         3.600%, 07/01/34                           $   1,100     $    1,100
      California Statewide, Communities
         Development Authority, Ser A-1,
         TRAN, FSA Insured
         4.500%, 06/29/07                              10,000         10,080
      California Statewide, Communities
         Development Authority,
         Stoneridge Elk Grove, Ser Q, RB,
         AMT (A) (B) (C)
         3.670%, 10/01/38                               6,750          6,750
      California Statewide, Communities
         Development Authority,
         Varenna Assisted Living, Ser F,
         RB, AMT (A) (B) (C)
         3.670%, 02/15/41                               3,800          3,800
      East Bay, Municipal Water System, TECP (C)
         3.550%, 09/14/06                               5,000          5,000
      Irvine County, Improvement Bond
         Act of 1915, Special Public
         Assessment District #85-7-I,
         FSA Insured (A) (B) (C)
         3.620%, 09/02/11                              14,210         14,210
      Los Angeles County, Multi-Family
         Housing Authority, Castaic Senior
         Apartments Project, Ser C, RB,
         AMT, FNMA Insured (A) (B) (C)
         3.640%, 07/15/36                               4,000          4,000
      Los Angeles County, Multi-Family
         Housing Authority, Sierra Project,
         Ser A, RB, AMT, FHLMC Insured
         (A) (B) (C)
         3.670%, 09/01/30                               1,720          1,720
      Los Angeles County, Ser A, TRAN
         4.500%, 06/29/07                               2,900          2,925
      Los Angeles, Department of Airports,
         L.A. International Airport, Ser A,
         RB, AMT (A) (B) (C)
         3.680%, 05/15/16                              13,700         13,700
      Los Angeles, Department of
         Water & Power, Sub-Ser B-1,
         RB (A) (B) (C)
         3.590%, 07/01/34                               2,100          2,100

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

92                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
      Los Angeles, Department of
         Water & Power, Sub-Ser B-2,
         RB (A) (B) (C)
         3.530%, 07/01/34                           $  15,000     $   15,000
      Los Angeles, Department of
         Water & Power, Sub-Ser B-3,
         RB (A) (B) (C)
         3.600%, 07/01/34                               1,700          1,700
      Los Angeles, Department of
         Water & Power, Sub-Ser B-7,
         RB (A) (B) (C)
         3.620%, 07/01/34                               2,100          2,100
      Los Angeles, Department of
         Water & Power, Sub-Ser B-8,
         RB (A) (B)
         3.620%, 07/01/34                              12,000         12,000
      Los Angeles, Waste Water Systems,
         Ser A, RB, XLCA Insured (A) (B) (C)
         3.600%, 06/01/28                               7,700          7,700
      Metropolitan, Water District of
         Southern California, Ser A, RB
         (A) (B) (C)
         3.570%, 07/01/25                               4,630          4,630
      Metropolitan, Water District of
         Southern California, Ser C, RB
         (A) (B) (C)
         3.570%, 07/01/28                               9,900          9,900
      Ontario, Multi-Family Housing
         Authority, Residential Park Centre
         Project, RB, FHLMC Insured (A) (B) (C)
         3.580%, 12/01/35                              23,500         23,500
      Orange County, Apartment
         Development Revenue,
         WLCO LF Partners, Ser G-2, RB,
         FNMA Collateralized (A) (B) (C)
         3.580%, 11/15/28                               1,000          1,000
      Oxnard, Multi-Family Housing
         Authority, Seawind Apartments
         Projects, Ser A, RB, AMT, FNMA
         Insured (A) (B) (C)
         3.710%, 12/01/20                               3,175          3,175
      Redondo Beach, Multi-Family
         Housing Authority, McCandless
         Senior Housing Project, Ser A,
         RB (A) (B) (C)
         3.670%, 12/01/25                               7,100          7,100
      Riverside County, Public Facilities
         Authority, Ser A, COP (A) (B) (C)
         3.650%, 12/01/15                               2,200          2,200

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-----------------------------------------------------------------------------
      Riverside County, RB, TECP (C)
         3.550%, 09/14/06                           $   5,000     $    5,000
      Sacramento County, Sanitation District
         Financing Authority, Ser C, RB (A) (B) (C)
         3.570%, 12/01/30                               2,250          2,250
      Sacramento, City Financing Authority,
         Ser G, RB, AMBAC Insured
         (A) (B) (C) (D)
         3.640%, 05/01/16                               5,700          5,700
      Sacramento, Unified School District,
         COP, FSA Insured (A) (B) (C)
         3.620%, 03/01/31                               5,050          5,050
      San Diego County, TECP
         3.580%, 08/09/06                               2,000          2,000
         3.500%, 08/17/06                               3,000          3,000
      San Francisco City & County,
         Redevelopment Authority,
         Fillmore Housing Center Project,
         Ser A-1, RB, FHLMC Insured (A) (B) (C)
         3.610%, 12/01/17                              11,900         11,900
      San Francisco City & County,
         Redevelopment Authority,
         Folsom-Dore Apartment Project,
         RB, AMT (A) (B) (C)
         3.600%, 12/01/34                                 900            900
      San Francisco City & County,
         Redevelopment Authority,
         Second Ser 33-G, RB, AMT,
         XLCA Insured (A) (B) (C)
         3.670%, 05/01/25                               9,300          9,300
      Santa Clara County, El Camino
         Hospital District Lease Authority,
         Valley Medical Center Project,
         Ser A, RB (A) (B) (C)
         3.650%, 08/01/15                               3,000          3,000
      Simi Valley, Multi-Family Housing
         Authority, Shadowridge Apartments,
         RB, AMT (A) (B) (C)
         3.670%, 09/01/19                               5,000          5,000
      University of California, Multi-Purpose
         Projects, Ser F, RB, FGIC Insured
         (A) (B) (C)
         5.000%, 09/01/27                               7,450          7,537
      University of California, TECP
         3.460%, 08/11/06                              12,700         12,700
         3.680%, 11/09/06                              16,600         16,600
      Ventura County, TRAN
         4.500%, 07/02/07                               6,000          6,042
                                                                  ----------
      TOTAL MUNICIPAL BONDS
         (Cost $494,554)                                             494,554
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           93

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                            Shares     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES (E) - 0.1%
-----------------------------------------------------------------------------
      Blackrock Provident California
         Tax Free Money Market, 3.390%                214,851     $      215
      Goldman Sachs California
         Tax Free Money Market, 3.190%                  6,450              6
                                                                  ----------
      TOTAL REGULATED INVESTMENT COMPANIES
         (Cost $221)                                                     221
                                                                  ----------
   TOTAL INVESTMENTS - 99.8%
      (Cost $494,775)                                             $  494,775
                                                                  ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $495,906,083.
(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2006.
(B) PUT AND DEMAND FEATURE -- THE DATE SHOWN IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THIS SECURITY AS OF JULY 31, 2006, WAS $5,700,000 AND REPRESENTED 1.1% OF NET ASSETS.
(E)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.
ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

94                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

DIVERSIFIED MONEY MARKET FUND

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED * - 66.2%
-----------------------------------------------------------------------------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 24.2%
      Aquifer Funding LLC (B)
         5.340%, 08/07/06                           $  75,000     $   74,933
      Bavaria TRR Corp. (B)
         5.413%, 08/23/06                              50,000         49,835
         5.403%, 08/25/06                              50,000         49,821
      Bavaria Universal Funding Corp. (B)
         5.396%, 08/21/06                             100,000         99,702
         5.249%, 09/01/06                              40,000         39,822
      Giro Balanced Funding Corp. (B)
         5.150%, 08/15/06                              40,074         39,995
         5.396%, 08/21/06                              50,000         49,851
         5.400%, 08/25/06                              51,430         51,245
      Giro Funding U.S. Corp. (B)
         5.334%, 08/11/06                              53,282         53,203
      Quatro-PMX Funding Corp. (B)
         5.375%, 08/18/06                              21,540         21,486
         5.415%, 08/24/06                              50,000         49,828
         5.435%, 08/28/06                              34,858         34,716
      Rhineland Funding Capital Corp. (B)
         5.166%, 08/03/06                              50,000         49,986
         5.167%, 08/04/06                              15,000         14,994
         5.513%, 11/08/06                              75,000         73,879
                                                                  ----------
                                                                     753,296
                                                                  ----------
   ASSET-BACKED SECURITY - TRADE RECEIVABLES - 23.8%
      Apreco LLC (B)
         5.390%, 08/03/06                              50,000         49,985
         5.424%, 09/12/06                              75,000         74,529
      Atlantic Asset Securitization LLC (B)
         5.407%, 08/29/06                              45,231         45,042
      Cedar Springs Capital Co. LLC (B)
         5.135%, 08/07/06                              25,000         24,979
         5.269%, 09/05/06                              31,525         31,366
         5.505%, 09/25/06                              41,269         40,927
         5.472%, 10/20/06                              40,000         39,520
      Compass Securitization LLC (B)
         5.324%, 08/10/06                              51,630         51,562
         5.354%, 08/17/06                              50,000         49,881
      Crown Point Capital Co. LLC (B)
         5.476%, 10/11/06                              50,000         49,467
      Lexington Parker Capital Co. LLC (B)
         5.231%, 08/07/06                              50,000         49,957
         5.332%, 08/09/06                              40,000         39,953
         5.401%, 08/21/06                              50,000         49,850
      Regency Markets No. 1 LLC (B)
         5.390%, 08/21/06                             142,673        142,247
                                                                  ----------
                                                                     739,265
                                                                  ----------

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED * - (CONTINUED)
-----------------------------------------------------------------------------
   AUTOMOTIVE - 4.5%
      Robert Bosch Finance Corp. (B)
         5.320%, 08/01/06                           $ 141,000     $  141,000
                                                                  ----------
   BANKING - 5.6%
      IXIS Commercial Paper Corp. (B)
         5.310%, 08/01/06                              30,878         30,878
      KBC Financial Products International Ltd. (B)
         5.350%, 08/01/06                              20,000         20,000
      Long Lane Trust IV, Guarantee:
         Bank of America (B)
         5.416%, 08/29/06                              75,000         74,685
      Picaros Funding LLC, Guarantee:
         KBC Bank N.V. (B)
         5.359%, 02/13/07                              50,000         48,597
                                                                  ----------
                                                                     174,160
                                                                  ----------
   BROKERAGE - 4.8%
      Goldman Sachs Group Inc. (D)
         5.320%, 01/26/07                              50,000         50,000
         5.360%, 02/05/07                              50,000         50,000
         5.430%, 03/05/07                              50,000         50,000
                                                                  ----------
                                                                     150,000
                                                                  ----------
   INSURANCE - 3.3%
      Aquinas Funding LLC,
         Guarantee: MBIA (B)
         5.330%, 08/21/06                              30,000         29,911
         5.484%, 09/25/06                              45,000         44,628
         5.616%, 12/29/06                              29,480         28,810
                                                                  ----------
                                                                     103,349
                                                                  ----------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $2,061,070)                                         2,061,070
                                                                  ----------

-----------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - DOMESTIC - 11.3%
-----------------------------------------------------------------------------
      Citibank N.A.
         5.200%, 09/01/06                              75,000         75,000
      Citizens Bank of Pennsylvania
         5.500%, 10/30/06                              75,000         75,000
      M&I Marshall & Ilsley Bank
         5.120%, 08/10/06                              30,000         30,000
      Wells Fargo Bank N.A.
         5.300%, 08/08/06                              50,000         50,000
      Wilmington Trust Company
         5.140%, 08/15/06                              75,000         75,000
         5.190%, 10/13/06                              20,000         19,993
         5.560%, 01/16/07                              25,000         25,000
                                                                  ----------
      TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
         (Cost $349,993)                                             349,993
                                                                  ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           95

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES (A) (E) (F) - 8.6%
-----------------------------------------------------------------------------
   BANKING - 2.9%
      Alaska State, Four Dam Pool, Ser B, RB
         5.340%, 07/01/26                           $   7,900     $    7,900
      Bernalillo County, New Mexico, Industrial
         Revenue, Tempur Production, Ser A, RB
         5.370%, 09/01/30                               5,600          5,600
      D&I Properties LLC
         5.360%, 11/01/34                               1,265          1,265
      Holland-Sheltair Av Funding
         5.380%, 05/01/35                               7,820          7,820
      Missouri State, Development Finance
         Board Infrastructure, RB
         5.370%, 10/01/34                               9,500          9,500
      New Belgium Brewery Co.
         5.490%, 07/01/15                               2,665          2,665
      North Texas Higher Education Authority,
         Student Loan Revenue, RB
         5.310%, 06/01/45                              50,300         50,300
      Stephens & Stephens XII LLC
         5.360%, 01/01/35                               2,600          2,600
      Washington State, Housing Finance
         Community, Multi-Family Housing,
         The Lodge at Eagle Ridge, Ser B, RB
         5.360%, 08/01/41                               4,065          4,065
                                                                  ----------
                                                                      91,715
                                                                  ----------
   INSURANCE - 5.7%
      California State, Housing Finance
         Agency, Ser K
         5.280%, 08/01/31                              77,730         77,730
      Connecticut State, Housing Finance
         Authority, RB
         5.290%, 11/15/16                               4,500          4,500
      New York, NY, Ser A-9, GO
         5.310%, 11/01/23                               9,300          9,300
      North Carolina State, Education
         Assistance Authority, Student Loan,
         Ser A-5, RB
         5.320%, 09/01/35                               4,350          4,350
      North Carolina State, Education
         Assistance Authority, Student Loan,
         Ser A-6, RB
         5.320%, 09/01/35                               5,000          5,000
      Pasadena, California, Public
         Financing Authority, RB
         5.310%, 06/01/25                              25,410         25,410
      San Diego, California, Metropolitan
         Transportation Development Board,
         Ser B, RB
         5.310%, 12/01/33                              20,880         20,880

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES (A) (E) (F) - (CONTINUED)
-----------------------------------------------------------------------------
      San Jose, California, Financing Authority
         Lease Revenue, Hayes Mansion
         Phase B, RB
         5.380%, 07/01/24                           $   8,000     $    8,000
      Utah State, Board Regents Student
         Loan Revenue, RB
         5.310%, 11/01/44                              21,900         21,900
                                                                  ----------
                                                                     177,070
                                                                  ----------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $268,785)                                             268,785
                                                                  ----------

-----------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 7.7%
-----------------------------------------------------------------------------
   BANKING - 2.9%
      Nationwide Building Society (A) (B) (C)
         5.367%, 07/06/07                              40,000         40,000
         5.550%, 07/27/07                              50,000         50,000
                                                                  ----------
                                                                      90,000
                                                                  ----------
   BROKERAGE - 1.6%
      Morgan Stanley & Co. (A) (C)
         5.468%, 08/27/07                              50,000         50,000
                                                                  ----------
   INSURANCE - 0.5%
      Meridian Funding Co. LLC,
         Guarantee: MBIA (A) (B) (C) (D)
         5.550%, 08/28/07                              15,680         15,680
                                                                  ----------
   MULTIPLE INDUSTRY - 2.7%
      General Electric Capital Corp. (A)
         5.470%, 08/09/06                              60,000         60,000
      General Electric Capital Corp. (A) (C)
         5.469%, 08/17/07                              24,000         24,000
                                                                  ----------
                                                                      84,000
                                                                  ----------
      TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
         (Cost $239,680)                                             239,680
                                                                  ----------

-----------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 4.7%
-----------------------------------------------------------------------------
      Norinchukin Bank NY
         5.100%, 08/01/06                              50,000         50,000
         5.310%, 08/07/06                              20,000         20,000
         5.480%, 09/27/06                              75,000         75,000
                                                                  ----------
      TOTAL CERTIFICATES OF DEPOSIT - YANKEE
         (Cost $145,000)                                             145,000
                                                                  ----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

96                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.5%
-----------------------------------------------------------------------------
      Deutsche Bank Securities, Inc.
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $47,113,646
         (collateralized by various U.S. Treasury
         obligations, ranging in par value
         $2,248,000 - $33,331,000, 4.875% -
         9.125%, 04/30/11 - 05/15/18, total
         market value $48,049,318)                  $  47,107     $   47,107
                                                                  ----------
      TOTAL REPURCHASE AGREEMENT
         (Cost $47,107)                                               47,107
                                                                  ----------
   TOTAL INVESTMENTS - 100.0%
         (Cost $3,111,635)                                        $3,111,635
                                                                  ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $3,112,833,760.
*   RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY.
(A) ADJUSTABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON JULY 31, 2006.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THESE SECURITIES AS OF JULY 31, 2006, WAS $2,016,750,208 AND REPRESENTED 64.8% OF NET ASSETS.
(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.
(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2006 WAS $165,680,000 AND REPRESENTED 5.3% OF NET ASSETS.
(E) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(F) DEMAND FEATURE -- THE DATE SHOWN IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
GO -- GENERAL OBLIGATION
LLC -- LIMITED LIABILITY COMPANY
LTD. -- LIMITED
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
N.A. -- NORTH AMERICA
N.V. -- NAAMLOZE VENNOOTSCHAP
NY -- NEW YORK
RB -- REVENUE BOND
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           97

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

U.S. GOVERNMENT MONEY MARKET FUND

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.0%
-----------------------------------------------------------------------------
      FHLB
         2.950%, 09/14/06                           $  25,000     $   24,951
      FHLB (A)
         5.039%, 08/02/06                              20,000         20,000
      FHLB, Ser 2046
         2.330%, 08/23/06                              25,000         24,956
      FHLMC, Callable @ 100 (C)
         5.410%, 06/22/07                              25,000         25,000
                                                                  ----------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $94,907)                                               94,907
                                                                  ----------

-----------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 5.3%
-----------------------------------------------------------------------------
      California, Milpitas Multi-Family Housing
         Revenue, Crossing, Ser A, RB,
         Guarantee: FNMA (A) (B)
         5.340%, 08/15/33                               5,200          5,200
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Deer Park Apartments,
         RB, Guarantee: FNMA (A) (B)
         5.370%, 07/15/35                               1,650          1,650
      California, Simi Valley, Multi-Family
         Housing Revenue, Parker Ranch,
         RB, Guarantee: FNMA (A) (B)
         5.370%, 07/15/36                               1,850          1,850
      California, Statewide Community
         Development, Palms Apartments,
         Ser C, RB, Guarantee: FNMA (A) (B)
         5.350%, 05/15/35                               4,855          4,855
      New York City, Multi-Family Housing
         Development Authority, 39th Street
         Housing Development, Ser B, RB,
         Guarantee: FNMA (A) (B)
         5.310%, 11/15/31                               1,800          1,800
      New York State, Housing Finance Agency
         Revenue, Biltmore Tower Housing,
         Ser B, RB, Guarantee: FNMA (A) (B)
         5.310%, 05/15/34                               5,050          5,050
      New York State, Housing Finance Agency
         Revenue, South Cove, Ser B, RB,
         Guarantee: FHLMC (A) (B)
         5.380%, 11/01/30                               1,500          1,500
      Pennsylvania, Montgomery County,
         Redevelopment Authority, Kingswood
         Apartments, Ser A, RB, Guarantee:
         FNMA (A) (B)
         5.310%, 08/15/31                               8,405          8,405

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
-----------------------------------------------------------------------------
      Washington State, Housing Finance
         Authority, Bridgewood Project, Ser B,
         RB, Guarantee: FNMA (A) (B)
         5.360%, 09/01/34                           $   3,790     $    3,790
                                                                  ----------

      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $34,100)                                               34,100
                                                                  ----------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 79.8%
-----------------------------------------------------------------------------
      Barclays Capital, Inc.
         5.210%, dated 07/31/06, matures on
         08/01/06, repurchase price $85,012,301
         (collateralized by a U.S. Treasury
         obligation, par value $246,307,000,
         2.875%, 11/30/06, total market
         value $245,630,066)                           85,000         85,000
      Countrywide Securities Corp.
         5.260%, dated 07/31/06, matures on
         08/01/06, repurchase price $31,504,603
         (collateralized by various U.S. agency
         obligations, ranging in par value
         $12,570,000 - $20,000,000, 3.880% -
         4.000%, 06/19/07 - 11/28/08,
         total market value $32,133,562)               31,500         31,500
      Credit Suisse Securities (USA) LLC
         5.220%, dated 07/31/06, matures on
         08/01/06, repurchase price $110,015,950
         (collateralized by various U.S. Treasury
         obligations, ranging in par value
         $8,902,000 - $20,390,000, 5.250% -
         8.750%, 05/15/20 - 05/15/30,
         total market value $112,203,657)             110,000        110,000
      Deutsche Bank Securities, Inc.
         5.270%, dated 07/31/06, matures on
         08/01/06, repurchase price $152,519,220
         (collateralized by various U.S. agency
         obligations, ranging in par value
         $22,950,000 - $82,833,000, 2.375% -
         4.430%, 02/15/07 - 04/07/08,
         total market value $155,551,485)             152,497        152,497
      Goldman Sachs & Co.
         5.250%, dated 07/31/06, matures on
         08/01/06, repurchase price $31,504,594
         (collateralized by various U.S. agency
         obligations, ranging in par value
         $11,893,000 - $21,144,000, 4.750% -
         5.125%, 07/15/12 - 11/17/15,
         total market value $32,130,471)               31,500         31,500

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

98                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

-----------------------------------------------------------------------------
Description                                          Par (000)    Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
-----------------------------------------------------------------------------
      JP Morgan Securities, Inc.
         5.260%, dated 07/31/06, matures on
         08/01/06, repurchase price $31,504,603
         (collateralized by various U.S. agency
         obligations, ranging in par value
         $965,000 - $5,238,000, 0.000%,
         10/15/06 - 07/15/16, total market
         value $32,130,676)                         $  31,500     $   31,500
      Lehman Brothers
         5.230%, dated 07/31/06, matures on
         08/01/06, repurchase price $31,504,576
         (collateralized by a U.S. agency
         obligation, par value $31,375,000,
         5.000%, 03/15/13, total market
         value $32,120,155)                            31,500         31,500
      Merrill Lynch Government Securities, Inc.
         5.270%, dated 07/31/06, matures on
         08/01/06, repurchase price $31,504,611
         (collateralized by various U.S. agency
         obligations, ranging in par value
         $687,000 - $4,000,000, 3.250% -
         6.150%, 05/25/07 - 01/15/38,
         total market value $32,131,761)               31,500         31,500
                                                                  ----------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $504,997)                                             504,997
                                                                  ----------
   TOTAL INVESTMENTS - 100.1%
         (Cost $634,004)                                          $  634,004
                                                                  ==========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $633,193,454.
(A) ADJUSTABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON JULY 31, 2006.
(B) DEMAND FEATURE -- THE DATE SHOWN IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
(C)   SECURITY IS CALLABLE @ 100 QUARTERLY.
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
RB -- REVENUE BOND
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           99

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2006

100% U.S. TREASURY MONEY MARKET FUND

-----------------------------------------------------------------------------
Description                                         Par (000)     Value (000)
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 100.3%
-----------------------------------------------------------------------------
      U.S. Treasury Bills
        4.811%, 08/03/06                             $ 28,166      $  28,159
        4.786%, 08/10/06                              106,613        106,488
        4.821%, 08/17/06                              181,201        180,820
        4.939%, 08/24/06                               59,714         59,529
        4.850%, 09/07/06                               50,000         49,757
        4.939%, 09/14/06                              100,000         99,412
        4.961%, 10/05/06                               97,796         96,944
        5.066%, 10/12/06                               63,414         62,787
        5.092%, 10/19/06                               71,214         70,439
        5.126%, 12/14/06                               50,000         49,076
                                                                   ---------
      TOTAL U.S. TREASURY BILLS
        (Cost $803,411)                                              803,411
                                                                   ---------
   TOTAL INVESTMENTS - 100.3%
      (Cost $803,411)                                              $ 803,411
                                                                   =========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $801,243,540.
*   RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
    PURCHASE.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

100                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]





                       This page intentionally left blank.





--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           101

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF ASSETS AND LIABILITIES (000)@
JULY 31, 2006

                                                                              COGNITIVE             CORE              ENHANCED
                                                            BALANCED            VALUE              EQUITY              GROWTH
                                                              FUND               FUND               FUND                FUND
                                                       -----------------  -----------------  ------------------  ------------------
ASSETS:
   Investments, at Value+ ............................   $    46,804*       $      97,414*      $     123,700*     $      124,350*
   Repurchase Ageements, at Value+ ...................         9,317               11,503              11,668              15,820
   Affiliated Investments, at Value++ ................            --                   --                  --                  --
   Cash ..............................................            --                   --                  --                  --
   Appreciation on Spot Contracts ....................            --                   --                  --                  --
   Receivable for Investments Sold ...................            --                  104                  --               1,435
   Accrued Income ....................................           192                   88                 121                  12
   Reclaims Receivable ...............................             1                   --                   2                   2
   Receivable for Fund Shares Sold ...................            23                   25                 134                  --
   Prepaid Expenses ..................................             9                   --                   4                  --
   Deferred Compensation Asset# ......................             1                    1                   2                   2
                                                         -----------        -------------       -------------      --------------
     TOTAL ASSETS ....................................        56,347              109,135             135,631             141,621
                                                         -----------        -------------       -------------      --------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ..........         8,220               14,295              18,931              19,436
   Payable for Investments Purchased .................            --                  827                  --               1,317
   Written Options, at Value .........................            --                   --                  --                  --
   Depreciation on Spot Contracts ....................            --                   --                  --                  --
   Accrued Expenses# .................................            49                  122                 105                 135
   Payable for Fund Shares Redeemed ..................            15                   25                  99                  --
                                                         -----------        -------------       -------------      --------------
     TOTAL LIABILITIES ...............................         8,284               15,269              19,135              20,888
                                                         -----------        -------------       -------------      --------------
       NET ASSETS ....................................   $    48,063        $      93,866       $     116,496      $      120,733
                                                         ===========        =============       =============      ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized -- no par
     value) ..........................................   $    43,414        $      73,520       $     121,699      $      127,629
   Undistributed net investment income
     (Accumulated net investment loss) ...............            --                  187                   7                (222)
   Accumulated net realized gain (loss) on
     investments, investments in affiliated funds,
     written options and futures contracts ...........           745                9,567             (11,340)             (9,589)
   Net unrealized appreciation (depreciation) on
     investments, investments in affiliated funds
     and written options .............................         3,904               10,592               6,130               2,915
   Net unrealized depreciation on foreign currency ...            --                   --                  --                  --
                                                         -----------        -------------       -------------      --------------
       NET ASSETS ....................................   $    48,063        $      93,866       $     116,496      $      120,733
                                                         ===========        =============       =============      ==============

    + Cost of Investments and Repurchase Agreements ..   $    52,217        $      98,325       $     129,238      $      137,255
   ++ Cost of Affiliated Investments .................   $        --        $          --       $          --      $           --
    * Includes Market Value of Securities on Loan ....   $     8,009        $      13,618       $      18,228      $       18,829

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES (A) ...........   $     14.06        $       13.03       $        8.78            N/A
                                                         ===========        =============       =============      ==============
                                                         ($37,570,990 /     ($1,727,957 /      ($110,719,757 /
                                                       2,671,382 shares)   132,620 shares)   12,610,555 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) .............   $     14.04        $       13.02       $        8.76      $         8.05
                                                         ===========        =============       =============      ==============
                                                         ($7,064,886 /        ($482,672 /       ($2,749,384 /         ($38,367 /
                                                        503,199 shares)     37,082 shares)     313,920 shares)      4,764 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES .......................   $     14.86        $       13.78       $        9.27      $         8.52
                                                         ===========        =============       =============      ==============
                                                       ($14.04 / 94.5%)    ($13.02 / 94.5%)    ($8.76 / 94.5%)     ($8.05 / 94.5%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) .............   $     14.00             N/A            $        8.61            N/A
                                                         ===========        =============       =============      ==============
                                                           ($3,089,087 /                        ($2,716,484 /
                                                         220,639 shares)                       315,650 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) .............   $     13.98        $       12.98       $        8.61      $         8.06
                                                         ===========        =============       =============      ==============
                                                           ($338,448 /       ($2,771.8 /         ($310,156 /         ($216.9 /
                                                         24,208 shares)     213.5 shares)      36,036 shares)       26.9 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS M SHARES (A) .............       N/A            $       13.02            N/A           $         8.07
                                                         ===========        =============       =============      ==============
                                                                            ($91,652,333 /                         ($120,694,088 /
                                                                          7,036,909 shares)                      14,952,991 shares)

N/A   NOT APPLICABLE
  @   VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
  # SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A BREAKDOWN OF AFFILIATED PAYABLES.
(1)   DOES NOT INCLUDE PREMIUMS RECEIVED ON WRITTEN OPTIONS FOR $12,600.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                   1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                          INTERNATIONAL         LARGE CAP           LARGE CAP         SMALL CAP
                                                          OPPORTUNITIES          GROWTH               VALUE            GROWTH
                                                              FUND                FUND                 FUND             FUND
                                                       ------------------  ------------------  ------------------  -----------------
ASSETS:
   Investments, at Value+ ............................  $       222,881*     $      135,021*     $      323,446*     $      31,808*
   Repurchase Ageements, at Value+ ...................           15,205              31,293              35,027              3,304
   Affiliated Investments, at Value++ ................               --                  --                  --                 --
   Cash ..............................................               10                  --                 154                 --
   Appreciation on Spot Contracts ....................                7                  --                  --                 --
   Receivable for Investments Sold ...................            3,778               1,620               1,350                727
   Accrued Income ....................................              157                  98                 294                 12
   Reclaims Receivable ...............................              144                   5                  --                 --
   Receivable for Fund Shares Sold ...................              101                 348               1,237                  6
   Prepaid Expenses ..................................                1                  19                  19                 --
   Deferred Compensation Asset# ......................                3                   2                   4                  1
                                                         --------------      --------------      --------------      -------------
     TOTAL ASSETS ....................................          242,287             168,406             361,531             35,858
                                                         --------------      --------------      --------------      -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ..........           18,889              36,110              48,084              4,588
   Payable for Investments Purchased .................            4,632               4,029               1,285                768
   Written Options, at Value .........................               --                  --                  --                 --
   Depreciation on Spot Contracts ....................                7                  --                  --                 --
   Accrued Expenses# .................................              430                 127                 305                 46
   Payable for Fund Shares Redeemed ..................               90                  54                 363                 25
                                                         --------------      --------------      --------------      -------------
     TOTAL LIABILITIES ...............................           24,048              40,320              50,037              5,427
                                                         --------------      --------------      --------------      -------------
       NET ASSETS ....................................   $      218,239      $      128,086      $      311,494      $      30,431
                                                         ==============      ==============      ==============      =============

NET ASSETS:
   Paid-in Capital (unlimited authorized -- no par
     value) ..........................................   $      143,416      $      263,668      $      294,664      $      28,285
   Undistributed net investment income
     (Accumulated net investment loss) ...............            1,536                   6                   2                 --
   Accumulated net realized gain (loss) on
     investments, investments in affiliated funds,
     written options and futures contracts ...........           23,039            (145,298)            (15,981)             3,421
   Net unrealized appreciation (depreciation) on
     investments, investments in affiliated funds
     and written options .............................           50,250               9,710              32,809             (1,275)
   Net unrealized depreciation on foreign currency ...               (2)                 --                  --                 --
                                                         --------------      --------------      --------------      -------------
       NET ASSETS ....................................   $      218,239      $      128,086      $      311,494      $      30,431
                                                         ==============      ==============      ==============      =============

    + Cost of Investments and Repurchase Agreements ..   $      187,836      $      156,604      $      325,664      $      36,387
   ++ Cost of Affiliated Investments .................   $           --      $           --      $           --      $          --
    * Includes Market Value of Securities on Loan ....   $       18,058      $       35,113      $       46,232      $       4,397

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES (A) ...........   $         8.53      $         8.77      $        13.67      $       13.27
                                                         ==============      ==============      ==============      =============
                                                         ($13,421,334 /      ($103,453,699 /     ($168,092,117 /    ($24,694,356 /
                                                        1,573,581 shares)  11,790,082 shares)  12,294,514 shares)  1,861,594 shares)

NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) .............   $         8.52      $         8.63      $        13.70      $       13.16
                                                         ==============      ==============      ==============      =============
                                                          ($1,952,339 /      ($15,809,104 /      ($134,432,801 /     ($4,152,906 /
                                                         229,268 shares)   1,831,271 shares)    9,812,019 shares)   315,585 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES .......................   $         9.01      $         9.13      $        14.50      $       13.93
                                                         ==============      ==============      ==============      =============
                                                        ($8.516 / 94.5%)     ($8.63 / 94.5%)    ($13.70 / 94.5%)    ($13.16 / 94.5%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) .............         N/A           $         8.13      $        13.50      $       12.89
                                                         ==============      ==============      ==============      =============
                                                                              ($7,519,185 /       ($3,042,469 /       ($471,853 /
                                                                             924,661 shares)     225,348 shares)     36,617 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) .............   $         8.49      $         8.14      $        13.47      $       12.89
                                                         ==============      ==============      ==============      =============
                                                           ($731,297 /       ($1,304,372 /        ($5,926,753 /      ($1,112,364 /
                                                         86,152 shares)     160,313 shares)      439,990 shares)     86,320 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS M SHARES (A) .............   $         8.52            N/A                 N/A                N/A
                                                         ==============      ==============      ==============      =============
                                                         ($202,134,122 /
                                                       23,711,318 shares)

                                                                                                    CAPITAL
                                                           SMALL CAP            VALUE               GROWTH
                                                             VALUE             MOMENTUM           ALLOCATION
                                                             FUND                FUND                FUND
                                                       -----------------  ------------------  -----------------
ASSETS:
   Investments, at Value+ ............................   $     290,245*     $      517,680*     $          --
   Repurchase Ageements, at Value+ ...................          47,074              42,101                 --
   Affiliated Investments, at Value++ ................              --                  --             47,038
   Cash ..............................................              --                  --                 --
   Appreciation on Spot Contracts ....................              --                  --                 --
   Receivable for Investments Sold ...................              --               1,202                 --
   Accrued Income ....................................             241                 463                  3
   Reclaims Receivable ...............................              --                  30                 --
   Receivable for Fund Shares Sold ...................           1,196                 243                982
   Prepaid Expenses ..................................              22                  40                  2
   Deferred Compensation Asset# ......................               4                   7                 --
                                                         -------------      --------------      -------------
     TOTAL ASSETS ....................................         338,782             561,766             48,025
                                                         -------------      --------------      -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ..........          77,310              87,633                 --
   Payable for Investments Purchased .................              25                  --                350
   Written Options, at Value .........................              --                  --                 --
   Depreciation on Spot Contracts ....................              --                  --                 --
   Accrued Expenses# .................................             338                 431                 40
   Payable for Fund Shares Redeemed ..................             359                 662                 17
                                                         -------------      --------------      -------------
     TOTAL LIABILITIES ...............................          78,032              88,726                407
                                                         -------------      --------------      -------------
       NET ASSETS ....................................   $     260,750      $      473,040      $      47,618
                                                         =============      ==============      =============

NET ASSETS:
   Paid-in Capital (unlimited authorized -- no par
     value) ..........................................   $     200,941      $      301,715      $      46,283
   Undistributed net investment income
     (Accumulated net investment loss) ...............             611                  20                 --
   Accumulated net realized gain (loss) on
     investments, investments in affiliated funds,
     written options and futures contracts ...........          31,575              30,787                808
   Net unrealized appreciation (depreciation) on
     investments, investments in affiliated funds
     and written options .............................          27,623             140,518                527
   Net unrealized depreciation on foreign currency ...              --                  --                 --
                                                         -------------      --------------      -------------
       NET ASSETS ....................................   $     260,750      $      473,040      $      47,618
                                                         =============      ==============      =============

    + Cost of Investments and Repurchase Agreements ..   $     309,696      $      419,276(1)   $          --
   ++ Cost of Affiliated Investments .................   $          --      $           --      $      46,511
    * Includes Market Value of Securities on Loan ....   $      74,003      $       84,891      $          --

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES (A) ...........   $       18.12      $        23.25           N/A
                                                         =============      ==============      =============
                                                        ($164,130,879 /     ($434,079,417 /
                                                       9,056,996 shares)  18,672,677 shares)

NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) .............   $       17.77      $        23.22      $       23.17
                                                         =============      ==============      =============
                                                        ($64,483,690 /      ($30,046,815 /      ($30,900,285 /
                                                       3,628,757 shares)   1,294,043 shares)  1,333,715 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES .......................   $       18.80      $        24.57      $       24.52
                                                         =============      ==============      =============
                                                        ($17.77 / 94.5%)   ($23.22 / 94.5%)    ($23.17 / 94.5%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) .............   $       17.01      $        22.92           N/A
                                                         =============      ==============      =============
                                                        ($13,145,219 /       ($7,470,890 /
                                                        772,987 shares)     325,947 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) .............   $       16.94      $        22.86      $       22.97
                                                         =============      ==============      =============
                                                        ($18,990,198 /       ($1,442,459 /      ($16,717,478 /
                                                       1,121,094 shares)    63,091 shares)     727,694 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS M SHARES (A) .............        N/A                 N/A                N/A
                                                         =============      ==============      =============

(A) FIDUCIARY CLASS, CLASS A AND CLASS M HAVE A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                     102 & 103

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF ASSETS AND LIABILITIES (000)@
JULY 31, 2006

                                                             GROWTH &           INCOME                                CALIFORNIA
                                                              INCOME             PLUS                                INTERMEDIATE
                                                            ALLOCATION        ALLOCATION             BOND           TAX-FREE BOND
                                                               FUND              FUND                FUND                FUND
                                                         -----------------  ----------------  ------------------  -----------------
ASSETS:
   Investments, at Value+ .............................    $          --      $         --      $      460,219*     $     136,763
   Repurchase Agreements, at Value+ ...................               --                --              34,725                 --
   Affiliated Investments, at Value++ .................           43,270             5,785                  --                 --
   Receivable for Investments Sold ....................               --                --                  --                 --
   Receivable for Fund Shares Sold ....................              220                30                 343                  2
   Accrued Income .....................................                7                 1               5,311              1,943
   Prepaid Expenses ...................................                2                --                  10                 17
   Deferred Compensation Asset# .......................               --                --                   7                  2
                                                           -------------      ------------      --------------      -------------
     TOTAL ASSETS .....................................           43,499             5,816             500,615            138,727
                                                           -------------      ------------      --------------      -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...........               --                --              60,961                 --
   Payable for Investments Purchased ..................              222                23                  --                 --
   Income Distribution Payable ........................               --                --                  --                 --
   Accrued Expenses# ..................................               35                 5                 329                 93
   Payable for Fund Shares Redeemed ...................               64                51                 794                 11
                                                           -------------      ------------      --------------      -------------
     TOTAL LIABILITIES ................................              321                79              62,084                104
                                                           -------------      ------------      --------------      -------------
       NET ASSETS .....................................    $      43,178      $      5,737      $      438,531      $     138,623
                                                           =============      ============      ==============      =============

NET ASSETS:
   Paid-in Capital (unlimited authorized -- no par
     value) ...........................................    $      42,233      $      5,654      $      447,903      $     136,386
   Undistributed net investment income ................               18                 8                 524                174
   Accumulated net realized gain (loss) on
     investments and investments in affiliated funds ..              634                85             (10,531)               401
   Net unrealized appreciation (depreciation) on
     investments and investments in affiliated funds ..              293               (10)                635              1,662
                                                           -------------      ------------      --------------      -------------
       NET ASSETS .....................................    $      43,178      $      5,737      $      438,531      $     138,623
                                                           =============      ============      ==============      =============

    + Cost of Investments and Repurchase Agreements ...    $          --      $         --      $      494,309      $     135,101
   ++ Cost of Affiliated Investments ..................    $      42,977      $      5,795      $           --      $          --
    * Includes Market Value of Securities on Loan .....    $          --      $         --      $       60,164      $          --

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES ................         N/A                N/A          $        10.35      $        9.81
                                                           =============      ============      ==============      =============
                                                                                               ($396,002,887 /      ($95,266,336 /
                                                                                              38,253,745 shares)  9,710,295 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) ..............    $       22.26      $      20.95      $        10.22      $        9.77
                                                           =============      ============      ==============      =============
                                                           ($31,426,184 /      ($3,651,205 /    ($35,511,493 /      ($37,471,566 /
                                                         1,411,715 shares)   174,256 shares)   3,474,228 shares)  3,835,615 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES ........................    $       23.56      $      21.94      $        10.46      $        9.99
                                                           =============      ============      ==============      =============
                                                          ($22.26 / 94.5%)  ($20.95 / 95.5%)   ($10.22 / 97.75%)   ($9.77 / 97.75%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) ..............         N/A                N/A          $        10.18      $        9.76
                                                           =============      ============      ==============      =============
                                                                                                 ($6,926,153 /      ($5,344,533 /
                                                                                                680,168 shares)    547,435 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) ..............    $       22.18      $      20.85      $        10.17      $        9.75
                                                           =============      ============      ==============      =============
                                                            ($11,752,242 /    ($2,085,951 /       ($90,526 /         ($540,309 /
                                                           529,903 shares)   100,045 shares)     8,902 shares)      55,423 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS S SHARES ..................         N/A                N/A                N/A                N/A
                                                           =============      ============      ==============      =============

N/A   NOT APPLICABLE
  @   VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.
  # SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR A BREAKDOWN OF AFFILIATED PAYABLES.
(A)   CLASS A HAS A POSSIBLE REDEMPTION FEE AND A POSSIBLE EXCHANGE FEE (SEE
      NOTE 2 IN NOTES TO FINANCIAL STATEMENTS).
      CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).
AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                   1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                              NATIONAL                             CALIFORNIA
                                                                            INTERMEDIATE        SHORT TERM          TAX-FREE
                                                                           TAX-FREE BOND           BOND            MONEY MARKET
                                                                               FUND                FUND               FUND
                                                                         -----------------  -----------------  -------------------
ASSETS:
   Investments, at Value+ ...........................................      $      77,394      $      39,901*     $       494,775
   Repurchase Agreements, at Value+ .................................                 --              6,014                   --
   Affiliated Investments, at Value++ ...............................                 --                 --                   --
   Receivable for Investments Sold ..................................                 --                 13                   --
   Receivable for Fund Shares Sold ..................................                 --                571                   --
   Accrued Income ...................................................                973                385                1,878
   Prepaid Expenses .................................................                 10                  3                   63
   Deferred Compensation Asset# .....................................                  1                  1                    8
                                                                           -------------      -------------      ---------------
     TOTAL ASSETS ...................................................             78,378             46,888              496,724
                                                                           -------------      -------------      ---------------
LIABILITIES:
   Payable Upon Return of Securities Loaned .........................                 --              6,743                   --
   Payable for Investments Purchased ................................                 --                 --                   --
   Income Distribution Payable ......................................                 --                 --                  483
   Accrued Expenses# ................................................                 29                 26                  335
   Payable for Fund Shares Redeemed .................................                 --                 --                   --
                                                                           -------------      -------------      ---------------
     TOTAL LIABILITIES ..............................................                 29              6,769                  818
                                                                           -------------      -------------      ---------------
       NET ASSETS ...................................................      $      78,349      $      40,119      $       495,906
                                                                           =============      =============      ===============
NET ASSETS:

   Paid-in Capital (unlimited authorized -- no par
     value) .........................................................      $      77,202      $      40,653      $       495,906
   Undistributed net investment income ..............................                112                 45                    1
   Accumulated net realized gain (loss) on investments
     and investments in affiliated funds ............................                257                (83)                  (1)
   Net unrealized appreciation (depreciation) on
     investments and investments in affiliated funds ................                778               (496)                   --
                                                                           -------------      -------------      ---------------
       NET ASSETS ...................................................      $      78,349      $      40,119      $       495,906
                                                                           =============      =============      ===============

    + Cost of Investments and Repurchase Agreements .................      $      76,616      $      46,411      $       494,775
   ++ Cost of Affiliated Investments ................................      $          --      $          --      $            --
    * Includes Market Value of Securities on Loan ...................      $          --      $       6,640      $            --

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES ..............................      $       10.92      $        9.76      $          1.00
                                                                           =============      =============      ===============
                                                                           ($75,400,712 /     ($36,497,318 /     ($176,711,263 /
                                                                         6,903,628 shares)  3,739,632 shares)  176,725,283 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) ............................      $       10.92      $        9.76      $          1.00
                                                                           =============      =============      ===============
                                                                           ($2,922,859 /      ($1,112,616 /       ($278,442,013 /
                                                                          267,726 shares)    113,983 shares)   278,439,691 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES ......................................      $       11.17      $        9.98            N/A
                                                                           =============      =============      ===============
                                                                         ($10.92 / 97.75%)   ($9.76 / 97.75%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) ............................           N/A                N/A                 N/A
                                                                           =============      =============      ===============


NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) ............................      $       11.12      $        9.84            N/A
                                                                           =============      =============      ===============
                                                                             ($25,170 /      ($2,509,345 /
                                                                           2,264 shares)    254,895 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS S SHARES ................................           N/A                N/A           $          1.00
                                                                           =============      =============      ===============
                                                                                                                  ($40,752,807 /
                                                                                                                40,746,947 shares)

                                                                                                                       100%
                                                                        DIVERSIFIED         U.S. GOVERNMENT       U.S. TREASURY
                                                                        MONEY MARKET          MONEY MARKET         MONEY MARKET
                                                                           FUND                   FUND                 FUND
                                                                   ---------------------  -------------------  -------------------
ASSETS:
   Investments, at Value+ .....................................      $       3,064,528      $       129,007      $       803,411
   Repurchase Agreements, at Value+ ...........................                 47,107              504,997                   --
   Affiliated Investments, at Value++ .........................                     --                   --                   --
   Receivable for Investments Sold ............................                     --                   --                   --
   Receivable for Fund Shares Sold ............................                     71                   28                   --
   Accrued Income .............................................                  8,698                1,184                   --
   Prepaid Expenses ...........................................                    114                   49                   61
   Deferred Compensation Asset# ...............................                     51                    7                   14
                                                                     -----------------      ---------------      ---------------
     TOTAL ASSETS .............................................              3,120,569              635,272              803,486
                                                                     -----------------      ---------------      ---------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...................                     --                   --                   --
   Payable for Investments Purchased ..........................                     --                   --                   --
   Income Distribution Payable ................................                  5,882                1,725                1,625
   Accrued Expenses# ..........................................                  1,853                  354                  617
   Payable for Fund Shares Redeemed ...........................                     --                   --                   --
                                                                     -----------------      ---------------      ---------------
     TOTAL LIABILITIES ........................................                  7,735                2,079                2,242
                                                                     -----------------      ---------------      ---------------
       NET ASSETS .............................................      $       3,112,834      $       633,193      $       801,244
                                                                     =================      ===============      ===============
NET ASSETS:

   Paid-in Capital (unlimited authorized -- no par
     value) ...................................................      $       3,112,972      $       633,229      $       801,420
   Undistributed net investment income ........................                     --                   --                   --
   Accumulated net realized gain (loss) on investments
     and investments in affiliated funds ......................                   (138)                 (36)                (176)
   Net unrealized appreciation (depreciation) on
     investments and investments in affiliated funds ..........                     --                   --                   --
                                                                     -----------------      ---------------      ---------------
       NET ASSETS .............................................      $       3,112,834      $       633,193      $       801,244
                                                                     =================      ===============      ===============

    + Cost of Investments and Repurchase Agreements ...........      $       3,111,635      $       634,004      $       803,411
   ++ Cost of Affiliated Investments ..........................      $              --      $            --      $            --
    * Includes Market Value of Securities on Loan .............      $              --      $            --      $            --

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES ........................      $            1.00      $          1.00      $          1.00
                                                                     =================      ===============      ===============
                                                                     ($1,923,511,041 /      ($506,572,009 /      ($391,906,329 /
                                                                   1,924,204,844 shares)  506,634,635 shares)  392,002,525 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) ......................      $            1.00      $          1.00      $          1.00
                                                                     =================      ===============      ===============
                                                                      ($724,909,491 /       ($32,754,023 /       ($177,511,737 /
                                                                    725,002,516 shares)   32,760,032 shares)   177,536,710 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES ................................             N/A                   N/A                  N/A
                                                                     =================      ===============      ===============

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) ......................             N/A             $          1.00            N/A
                                                                     =================      ===============      ===============
                                                                                              ($780,133 /
                                                                                            780,376 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) ......................             N/A             $          1.00            N/A
                                                                     =================      ===============      ===============
                                                                                               ($60,936 /
                                                                                             60,936 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS S SHARES ..........................      $            1.00      $          1.00      $          1.00
                                                                     =================      ===============      ===============
                                                                       ($464,413,228 /       ($93,026,353 /       ($231,825,474 /
                                                                     463,763,271 shares)   92,992,257 shares)  231,883,052 shares)

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                     104 & 105

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE YEAR OR PERIOD ENDED JULY 31, 2006 (UNLESS OTHERWISE INDICATED)

                                                                                COGNITIVE                           ENHANCED
                                                                                  VALUE                              GROWTH
                                                                                   FUND              CORE             FUND
                                                                BALANCED   ---------------------    EQUITY     --------------------
                                                                  FUND     2006 (2)     2005 (3)     FUND      2006 (2)    2005 (3)
                                                                --------   ---------------------   --------    --------------------
Interest Income ..............................................  $    889+  $     91+    $     13   $     69+   $     51+   $     25
Dividend Income ..............................................       696      1,046        1,083      2,139         519       1,586
Income from Investments in Affiliated Funds ..................        --         --           --         --          --          --
Less: Foreign Taxes Withheld, Net of Reclaims ................        (1)        --           --        (10)        (11)         (2)
                                                                --------   --------     --------   --------    --------    --------
Total Investment Income ......................................     1,584      1,137        1,096      2,198         559       1,609
                                                                --------   --------     --------   --------    --------    --------
Expenses:
   Investment Adviser Fee ....................................       343        565          613        675         821         881
   Shareholder Servicing Fees Fiduciary Shares ...............       115         --           --        243          --          --
   Shareholder Servicing Fees Class A Shares .................        18         --           --          7          --          --
   Shareholder Servicing Fees Class B Shares .................         9         --           --          7          --          --
   Administrative Fee ........................................        97         84           75        187         107          80
   Custodian Fees ............................................         6         27           44         11          28          46
   Trustees Fees .............................................         2         11           21          4          11          21
   Chief Compliance Officer Fees .............................         1          7           14          1          11          20
   Distribution Fees Class A Shares ..........................        18         --           --          7          --          --
   Distribution Fees Class B Shares ..........................        26         --           --         22          --          --
   Distribution Fees Class C Shares ..........................         4         --           --          3          --          --
   Transfer Agent Fees .......................................        13         32           41         27          33          45
   Registration Fees .........................................         7          1           --         11           1          --
   Professional Fees .........................................         6         12           62         17          31          60
   Insurance Fees ............................................         2          2           --          4           8          --
   Printing Fees .............................................        --          5            3          5           7           3
   Miscellaneous Fees ........................................        10         20           20          3          18          21
                                                                --------   --------     --------   --------    --------    --------
            Total Expenses ...................................       677        766          893      1,234       1,076       1,177
                                                                --------   --------     --------   --------    --------    --------
   Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ..........................       (12)        --           --        (10)         --          --
            Shareholder Servicing Fees .......................       (64)        --           --       (118)         --          --
            Administrative Fees ..............................       (14)        (8)          --        (28)        (11)         --
            Reduction of Expenses (1) ........................        (9)        (5)          --        (17)         (7)         --
                                                                --------   --------     --------   --------    --------    --------
   Total Waivers and Reduction of Expenses ...................       (99)       (13)          --       (173)        (18)         --
                                                                --------   --------     --------   --------    --------    --------
   Total Net Expenses ........................................       578        753          893      1,061       1,058       1,177
                                                                --------   --------     --------   --------    --------    --------
Net Investment Income (Loss) .................................     1,006        384          203      1,137        (499)        432
                                                                --------   --------     --------   --------    --------    --------
Net Realized Gain (Loss) on Investments ......................     2,442      9,616       11,222     10,112      11,121        (563)
Net Realized Gain (Loss) on Investments in Affiliated Funds ..        --         --           --         --          --          --
Net Realized Gain (Loss) on Foreign Currency .................        --         --           --         --          --          --
Net Realized Gain (Loss) on Written Option Contracts .........        --         --           --         --          --          --
Net Realized Gain (Loss) on Futures Contracts ................       150         --           --         (3)         --          --
Change in Unrealized Appreciation (Depreciation) on
   Investments and Written Options ...........................    (1,797)    (1,351)       1,276     (1,170)    (21,123)     11,338
Change in Unrealized Appreciation (Depreciation) on
   Investments in Affiliated Funds ...........................        --         --           --         --          --          --
Change in Unrealized Appreciation (Depreciation) on
   Foreign Currency ..........................................        --         --           --         --          --          --
                                                                --------   --------     --------   --------    --------    --------
Net Realized and Unrealized Gain (Loss) on Investments .......       795      8,265       12,498      8,939     (10,002)     10,775
                                                                --------   --------     --------   --------    --------    --------
Increase (Decrease) in Net Assets Resulting from Operations ..  $  1,801   $  8,649     $ 12,701   $ 10,076    $(10,501)   $ 11,207
                                                                ========   ========     ========   ========    ========    ========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
  * INCLUDES REALIZED GAINS AS A RESULT OF AN IN-KIND REDEMPTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).
  + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS).
(1)   SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
(2) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(3)   FOR THE YEAR ENDED SEPTEMBER 30.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                   1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                               INTERNATIONAL
                                               OPPORTUNITIES                                                              CAPITAL
                                                    FUND         LARGE CAP  LARGE CAP   SMALL CAP  SMALL CAP    VALUE     GROWTH
                                            -------------------   GROWTH      VALUE       GROWTH     VALUE    MOMENTUM  ALLOCATION
                                            2006 (2)   2005 (3)    FUND        FUND        FUND       FUND      FUND       FUND
                                            -------------------  ---------  ---------   ---------  ---------  --------  ----------
Interest Income ..........................  $    166+  $     46  $     201+ $     216+  $      78+ $     636+ $    452+    $  --
Dividend Income ..........................     4,617      4,507      1,242      5,235         118      4,212    10,291        --
Income from Investments in Affiliated
   Funds .................................        --         --         --         --          --         --        --       363
Less: Foreign Taxes Withheld, Net of
   Reclaims ..............................      (464)      (387)        (7)       (16)         (1)        (2)      (26)       --
                                            --------   --------  ---------  ---------   ---------  ---------  --------     -----
Total Investment Income ..................     4,319      4,166      1,436      5,435         195      4,846    10,717       363
                                            --------   --------  ---------  ---------   ---------  ---------  --------     -----
Expenses:
   Investment Adviser Fee ................     1,523      1,539        870      1,517         387      2,503     2,827       181
   Shareholder Servicing Fees Fiduciary
      Shares .............................        --         --        284        343          62        369     1,059        --
   Shareholder Servicing Fees Class A
      Shares .............................         1         --         44        254          12        167        73        46
   Shareholder Servicing Fees Class B
      Shares .............................        --         --         22          9           1         36        22        --
   Administrative Fee ....................       163        103        244        412          56        415       784        61
   Custodian Fees ........................       239        377         15         25           3         25        47         3
   Trustees Fees .........................        12         22          5          7           1         10        18         1
   Chief Compliance Officer Fees .........        14         28         --          2          --          3         3         1
   Distribution Fees Class A Shares ......         1         --         44        254          12        167        73        46
   Distribution Fees Class B Shares ......        --         --         66         28           4        108        66        --
   Distribution Fees Class C Shares ......         1         --         14         52          11        192        13        95
   Transfer Agent Fees ...................        44         43         34         60           8         62       114         7
   Registration Fees .....................        --         --          9         13           5         18        39         1
   Professional Fees .....................         5        131         19         37           5         41        70         6
   Insurance Fees ........................        12         --          3          4           1         11         9        --
   Printing Fees .........................        11          4          4         16           2         14        22         3
   Miscellaneous Fees ....................        19         96          3          6           2          4        10        --
                                            --------   --------  ---------  ---------   ---------  ---------  --------     -----
            Total Expenses ...............     2,045      2,343      1,680      3,039         572      4,145     5,249       451
                                            --------   --------  ---------  ---------   ---------  ---------  --------     -----
   Less: Waivers and Reduction of Expenses
            Investment Adviser Fees ......        --         --        (38)        (5)         (7)       (43)       (2)      (88)
            Shareholder Servicing Fees ...        --         --       (155)      (270)        (35)      (249)     (529)      (38)
            Administrative Fees ..........       (17)        --        (36)       (63)         (8)       (63)     (118)      (24)
            Reduction of Expenses (1) ....       (11)        --        (22)       (39)         (5)       (39)      (73)       (4)
                                            --------   --------  ---------  ---------   ---------  ---------  --------     -----
   Total Waivers and Reduction of
     Expenses ............................       (28)        --       (251)      (377)        (55)      (394)     (722)     (154)
                                            --------   --------  ---------  ---------   ---------  ---------  --------     -----
   Total Net Expenses ....................     2,017      2,343      1,429      2,662         517      3,751     4,527       297
                                            --------   --------  ---------  ---------   ---------  ---------  --------     -----
Net Investment Income (Loss) .............     2,302      1,823          7      2,773        (322)     1,095     6,190        66
                                            --------   --------  ---------  ---------   ---------  ---------  --------     -----
Net Realized Gain (Loss) on Investments ..    23,804     24,936     18,947*    20,846       5,319     36,674    41,274        --
Net Realized Gain (Loss) on Investments
   in Affiliated Funds ...................        --         --         --         --          --         --        --       825
Net Realized Gain (Loss) on Foreign
   Currency ..............................        (2)        --         --         --          --         --        --        --
Net Realized Gain (Loss) on Written
   Option Contracts ......................        --         --         --         --          --         --        98        --
Net Realized Gain (Loss) on Futures
   Contracts .............................        --         --         --         --          --         --        --        --
Change in Unrealized Appreciation
   (Depreciation) on Investments and
   Written Options .......................     4,009     18,479    (14,091)     1,846      (6,542)   (37,893)   (5,587)       --
Change in Unrealized Appreciation
   (Depreciation) on Investments in
   Affiliated Funds ......................        --         --         --         --          --         --        --       (24)
Change in Unrealized Appreciation
   (Depreciation) on Foreign Currency ....         4         --         --         --          --         --        --        --
                                            --------   --------  ---------  ---------   ---------  ---------  --------     -----
Net Realized and Unrealized Gain (Loss)
   on Investments ........................    27,815     43,415      4,856     22,692      (1,223)    (1,219)   35,785       801
                                            --------   --------  ---------  ---------   ---------  ---------  --------     -----
Increase (Decrease) in Net Assets
   Resulting from Operations .............  $ 30,117   $ 45,238  $   4,863  $  25,465   $  (1,545) $    (124) $ 41,975     $ 867
                                            ========   ========  =========  =========   =========  =========  ========     =====

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                     106 & 107

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE YEAR ENDED JULY 31, 2006

                                                                    GROWTH &      INCOME                 CALIFORNIA
                                                                     INCOME        PLUS                 INTERMEDIATE
                                                                   ALLOCATION   ALLOCATION     BOND     TAX-FREE BOND
                                                                      FUND         FUND        FUND         FUND
                                                                   ----------   ----------   --------   -------------
Interest Income .................................................     $   --       $ --      $ 24,784+     $ 6,378
Dividend Income .................................................         --         --            --           --
Income from Investments in Affiliated Funds .....................        494        131            --           --
                                                                      ------       ----      --------      -------
            Total Investment Income .............................        494        131        24,784        6,378
                                                                      ------       ----      --------      -------
Expenses:
   Investment Adviser Fee .......................................        162         29         2,275          756
   Shareholder Servicing Fees Fiduciary Shares ..................         --         --         1,011          247
   Shareholder Servicing Fees Class A Shares ....................         43          8            98          115
   Shareholder Servicing Fees Class B Shares ....................         --         --            19           15
   Administrative Fee ...........................................         57         25           762          254
   Custodian Fees ...............................................          3          1            46           15
   Trustees Fees ................................................          1         --            17            6
   Chief Compliance Officer Fees ................................          1         --             2           --
   Distribution Fees Class A Shares .............................         43          8            99          115
   Distribution Fees Class B Shares .............................         --         --            56           45
   Distribution Fees Class C Shares .............................         76         13            --            6
   Distribution Fees Class S Shares .............................         --         --            --           --
   Transfer Agent Fees ..........................................          7          1           110           36
   Professional Fees ............................................          5          1            45           21
   Printing Fees ................................................          3         --            18            5
   Registration Fees ............................................          1         --            51           14
   Insurance Fees ...............................................         --         --            17            3
   Miscellaneous Fees ...........................................         --         --            31           24
                                                                      ------       ----      --------      -------
            Total Expenses ......................................        402         86         4,657        1,677
                                                                      ------       ----      --------      -------
   Less: Waivers and Reduction of Expenses
            Investment Adviser Fees .............................        (78)       (14)          (74)        (372)
            Shareholder Servicing Fees ..........................        (37)        (7)         (877)        (315)
            Administrative Fees .................................        (26)       (17)         (114)         (38)
            Reduction of Expenses (1) ...........................         (4)        (1)          (70)         (23)
                                                                      ------       ----      --------      -------
Total Waivers and Reduction of Expenses .........................       (145)       (39)       (1,135)        (748)
                                                                      ------       ----      --------      -------
Total Net Expenses ..............................................        257         47         3,522          929
                                                                      ------       ----      --------      -------
Net Investment Income ...........................................        237         84        21,262        5,449
                                                                      ------       ----      --------      -------
Net Realized Gain (Loss) on Investments .........................         --         --           619          676
Net Realized Gain (Loss) on Investments in Affiliated Funds .....        640         86            --           --
Change in Unrealized Appreciation (Depreciation) on
   Investments ..................................................         --         --       (17,315)      (3,922)
Change in Unrealized Appreciation (Depreciation) on
   Investments in Affiliated Funds ..............................       (149)       (45)           --           --
                                                                      ------       ----      --------      -------
Net Realized and Unrealized Gain (Loss) on Investments ..........        491         41       (16,696)      (3,246)
                                                                      ------       ----      --------      -------
Increase (Decrease) in Net Assets Resulting from Operations .....     $  728       $125      $  4,566      $ 2,203
                                                                      ======       ====      ========      =======

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
  + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS).
(1)   SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                   1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                            NATIONAL                 CALIFORNIA
                                          INTERMEDIATE  SHORT TERM    TAX-FREE     DIVERSIFIED  U.S. GOVERNMENT  100% U.S. TREASURY
                                         TAX-FREE BOND     BOND     MONEY MARKET  MONEY MARKET    MONEY MARKET       MONEY MARKET
                                             FUND          FUND         FUND          FUND            FUND               FUND
                                         -------------  ----------  ------------  ------------  ---------------  ------------------
Interest Income .......................     $ 3,649       $1,398+      $14,994      $143,811        $23,627            $35,283
Dividend Income .......................          --           --            --            --             --                 --
Income from Investments in Affiliated
   Funds ..............................          --           --            --            --             --                 --
                                            -------       ------       -------      --------        -------            -------
            Total Investment Income ...       3,649        1,398        14,994       143,811         23,627             35,283
                                            -------       ------       -------      --------        -------            -------
Expenses:
   Investment Adviser Fee .............         427          134         1,492         9,706          1,607              2,615
   Shareholder Servicing Fees
      Fiduciary Shares ................         205           60           498         5,090          1,014              1,073
   Shareholder Servicing Fees
      Class A Shares ..................           9            4           659         1,591             80                395
   Shareholder Servicing Fees
      Class B Shares ..................          --           --            --            --              2                 --
   Administrative Fee .................         143           70           831         5,424            889              1,451
   Custodian Fees .....................           9            3            50           323             54                 87
   Trustees Fees ......................           3            1            19           148             19                 32
   Chief Compliance Officer Fees ......          --           --             2            18             10                  6
   Distribution Fees Class A Shares ...           9            4           659         1,591             80                395
   Distribution Fees Class B Shares ...          --           --            --            --              8                 --
   Distribution Fees Class C Shares ...          --           18            --            --             --                 --
   Distribution Fees Class S Shares ...          --           --           190         3,090            534              1,565
   Transfer Agent Fees ................          20            8           121           771            129                210
   Professional Fees ..................          12            6            73           328             80                133
   Printing Fees ......................           3            2            21           141             29                 40
   Registration Fees ..................           8            1            31           484             39                 73
   Insurance Fees .....................           2           --            10            65              9                 18
   Miscellaneous Fees .................          15           12            13            29             34                  7
                                            -------       ------       -------      --------        -------            -------
            Total Expenses ............         865          323         4,669        28,799          4,617              8,100
                                            -------       ------       -------      --------        -------            -------
   Less: Waivers and Reduction of
     Expenses
            Investment Adviser Fees ...        (400)         (11)         (254)         (261)           (46)               (33)
            Shareholder Servicing Fees         (186)         (55)       (1,005)       (5,794)          (948)            (1,274)
            Administrative Fees .......         (21)         (14)         (124)         (809)          (134)              (218)
            Reduction of Expenses (1) .         (13)          (5)          (77)         (498)           (83)              (134)
                                            -------       ------       -------      --------        -------            -------
Total Waivers and Reduction
   of Expenses ........................        (620)         (85)       (1,460)       (7,362)        (1,211)            (1,659)
                                            -------       ------       -------      --------        -------            -------
Total Net Expenses ....................         245          238         3,209        21,437          3,406              6,441
                                            -------       ------       -------      --------        -------            -------
Net Investment Income .................       3,404        1,160        11,785       122,374         20,221             28,842
                                            -------       ------       -------      --------        -------            -------
Net Realized Gain (Loss) on
   Investments ........................         486          (25)            5            (4)            (1)               (18)
Net Realized Gain (Loss) on Investments
   in Affiliated Funds ................          --           --            --            --             --                 --
Change in Unrealized Appreciation
   (Depreciation) on Investments ......      (2,346)        (236)           --            --             --                 --
Change in Unrealized Appreciation
   (Depreciation) on Investments in
   Affiliated Funds ...................          --           --            --            --             --                 --
                                            -------       ------       -------      --------        -------            -------
Net Realized and Unrealized Gain
   (Loss) on Investments ..............      (1,860)        (261)            5            (4)            (1)               (18)
                                            -------       ------       -------      --------        -------            -------
Increase (Decrease) in Net Assets
   Resulting from Operations ..........     $ 1,544       $  899       $11,790      $122,370        $20,220            $28,824
                                            =======       ======       =======      ========        =======            =======

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                     108 & 109

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                           BALANCED                  COGNITIVE VALUE               CORE EQUITY
                                                             FUND                         FUND                         FUND
                                                     --------------------    ------------------------------   ---------------------
                                                       2006        2005      2006 (5)   2005 (6)   2004 (6)     2006        2005
                                                     --------------------    ------------------------------   ---------------------
Investment Activities:
   Net Investment Income (Loss) ...................  $  1,006   $   2,177    $    384   $    203   $     43   $   1,137   $   1,467
   Net Realized Gain (Loss) on Investments ........     2,442       6,575*      9,616     11,222     12,565      10,112       9,660
   Net Realized Gain (Loss) on Foreign Currency ...        --          --          --         --         --          --          --
   Net Realized Gain (Loss) on Futures Contracts ..       150          --          --         --         --          (3)         --
   Change in Unrealized Appreciation
      (Depreciation) on Investments ...............    (1,797)        169      (1,351)     1,276      2,821      (1,170)      1,533
   Change in Unrealized Appreciation
      (Depreciation) on Foreign Currency ..........        --          --          --         --         --          --          --
                                                     --------   ---------    --------   --------   --------   ---------   ---------
Net Increase (Decrease) in Net Assets Resulting
   From Operations ................................     1,801       8,921       8,649     12,701     15,429      10,076      12,660
                                                     --------   ---------    --------   --------   --------   ---------   ---------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ............................      (863)     (2,072)         --         --         --      (1,110)     (1,405)
      Class A Shares ..............................      (120)       (134)         --         --         --         (24)        (30)
      Class B Shares ..............................       (36)        (49)         --         --         --          (9)        (19)
      Class C Shares ..............................        (4)         (4)         --         --         --          (1)         (2)
      Class M Shares ..............................        --          --        (212)      (159)        --          --          --
   Capital Gains:
      Fiduciary Shares ............................        --          --          --         --         --          --          --
      Class A Shares ..............................        --          --          --         --         --          --          --
      Class B Shares ..............................        --          --          --         --         --          --          --
      Class C Shares ..............................        --          --          --         --         --          --          --
      Class M Shares ..............................        --          --     (11,055)    (7,505)        --          --          --
                                                     --------   ---------    --------   --------   --------   ---------   ---------
         Total Dividends and Distributions ........    (1,023)     (2,259)    (11,267)    (7,664)        --      (1,144)     (1,456)
                                                     --------   ---------    --------   --------   --------   ---------   ---------
Change in Net Assets ..............................       778       6,662      (2,618)     5,037     15,429       8,932      11,204
                                                     --------   ---------    --------   --------   --------   ---------   ---------
Share Transactions (1):
   Fiduciary Shares (2):
      Proceeds from Shares Issued .................     7,230      12,780       1,735         --         --      15,592      12,443
      Reinvestment of Dividends and
         Distributions ............................       863       2,022          --         --         --         278         304
      Cost of Shares Redeemed .....................   (30,376)    (79,955)*        --         --         --     (20,005)    (30,248)
                                                     --------   ---------    --------   --------   --------   ---------   ---------
         Total Fiduciary Share Transactions .......   (22,283)    (65,153)      1,735         --         --      (4,135)    (17,501)
                                                     --------   ---------    --------   --------   --------   ---------   ---------
   Class A Shares (3):
      Proceeds from Shares Issued .................       592         573         492         --         --         317         394
      Reinvestment of Dividends and
         Distributions ............................       116         128          --         --         --          23          28
      Cost of Shares Redeemed .....................    (1,181)       (958)         --         --         --        (858)     (1,343)
      Redemption Fees .............................        --          --          --         --         --          --          --
                                                     --------   ---------    --------   --------   --------   ---------   ---------
         Total Class A Share Transactions .........      (473)       (257)        492         --         --        (518)       (921)
                                                     --------   ---------    --------   --------   --------   ---------   ---------
   Class B Shares:
      Proceeds from Shares Issued .................        89         110          --         --         --          21          18
      Reinvestment of Dividends and
         Distributions ............................        34          46          --         --         --           9          18
      Cost of Shares Redeemed .....................      (858)     (1,031)         --         --         --        (588)       (543)
                                                     --------   ---------    --------   --------   --------   ---------   ---------
         Total Class B Share Transactions .........      (735)       (875)         --         --         --        (558)       (507)
                                                     --------   ---------    --------   --------   --------   ---------   ---------
   Class C Shares (4):
      Proceeds from Shares Issued .................       138          94           3         --         --          42          40
      Reinvestment of Dividends and
         Distributions ............................         4           4          --         --         --           1           2
      Cost of Shares Redeemed .....................      (145)       (114)         --         --         --         (36)        (66)
                                                     --------   ---------    --------   --------   --------   ---------   ---------
         Total Class C Share Transactions .........        (3)        (16)          3         --         --           7         (24)
                                                     --------   ---------    --------   --------   --------   ---------   ---------
   Class M Shares:
      Proceeds from Shares Issued .................        --          --       6,195      8,617      7,027          --          --
      Reinvestment of Dividends and
         Distributions ............................        --          --      10,446      7,033         --          --          --
      Cost of Shares Redeemed .....................        --          --      (8,852)    (7,565)   (26,214)         --          --
                                                     --------   ---------    --------   --------   --------   ---------   ---------
         Total Class M Share Transactions .........        --          --       7,789      8,085    (19,187)         --          --
                                                     --------   ---------    --------   --------   --------   ---------   ---------
Net Increase (Decrease) in Net Assets From Share
   Transactions ...................................   (23,494)    (66,301)     10,019      8,085    (19,187)     (5,204)    (18,953)
                                                     --------   ---------    --------   --------   --------   ---------   ---------
         Total Increase (Decrease) in Net Assets ..   (22,716)    (59,639)      7,401     13,122     (3,758)      3,728      (7,749)
                                                     --------   ---------    --------   --------   --------   ---------   ---------
Net Assets:
   Beginning of Period ............................    70,779     130,418      86,465     73,343     77,101     112,768     120,517
                                                     --------   ---------    --------   --------   --------   ---------   ---------
   End of Period ..................................  $ 48,063   $  70,779    $ 93,866   $ 86,465   $ 73,343   $ 116,496   $ 112,768
                                                     ========   =========    ========   ========   ========   =========   =========
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
      Income/Accumulated Net Investment Loss) .....  $     --   $      (3)   $    187   $     53   $     44   $       7   $       6
                                                     ========   =========    ========   ========   ========   =========   =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
  * INCLUDES REALIZED GAINS OR REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).
(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.
(2) FIDUCIARY SHARES COMMENCED OPERATIONS ON JULY 3, 2006 FOR THE COGNITIVE VALUE FUND AND ON APRIL 4, 2006 FOR THE INTERNATIONAL OPPORTUNITIES FUND.
(3) CLASS A SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR THE COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                   1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                    ENHANCED GROWTH                 INTERNATIONAL OPPORTUNITIES
                                                                          FUND                                  FUND
                                                           ---------------------------------    -----------------------------------
                                                            2006 (5)    2005 (6)    2004 (6)     2006 (5)     2005 (6)     2004 (6)
                                                           ---------------------------------    -----------------------------------
Investment Activities:
   Net Investment Income (Loss) ........................   $    (499)   $    432    $   (581)   $   2,302    $   1,823    $   1,392
   Net Realized Gain (Loss) on Investments .............      11,121        (563)      1,190       23,804       24,936       10,879
   Net Realized Gain (Loss) on Foreign Currency ........          --          --          --           (2)          --           --
   Net Realized Gain (Loss) on Futures Contracts .......          --          --          --           --           --           --
   Change in Unrealized Appreciation (Depreciation)
      on Investments ...................................     (21,123)     11,338       6,128        4,009       18,479       15,991
   Change in Unrealized Appreciation (Depreciation)
      on Foreign Currency ..............................          --          --          --            4           --           --
                                                           ---------    --------    --------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets Resulting From
   Operations ..........................................     (10,501)     11,207       6,737       30,117       45,238       28,262
                                                           ---------    --------    --------    ---------    ---------    ---------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .................................          --          --          --           --           --           --
      Class A Shares ...................................          --          --          --           --           --           --
      Class B Shares ...................................          --          --          --           --           --           --
      Class C Shares ...................................          --          --          --           --           --           --
      Class M Shares ...................................          --      (1,056)         --       (3,254)      (1,567)      (1,339)
   Capital Gains:
      Fiduciary Shares .................................          --          --          --           --           --           --
      Class A Shares ...................................          --          --          --           --           --           --
      Class B Shares ...................................          --          --          --           --           --           --
      Class C Shares ...................................          --          --          --           --           --           --
      Class M Shares ...................................          --          --          --       (4,193)          --           --
                                                           ---------    --------    --------    ---------    ---------    ---------
         Total Dividends and Distributions .............          --      (1,056)         --       (7,447)      (1,567)      (1,339)
                                                           ---------    --------    --------    ---------    ---------    ---------
Change in Net Assets ...................................     (10,501)     10,151       6,737       22,670       43,671       26,923
                                                           ---------    --------    --------    ---------    ---------    ---------
Share Transactions (1):
   Fiduciary Shares (2):
      Proceeds from Shares Issued ......................          --          --          --       13,738           --           --
      Reinvestment of Dividends and Distributions ......          --          --          --           --           --           --
      Cost of Shares Redeemed ..........................          --          --          --           --           --           --
                                                           ---------    --------    --------    ---------    ---------    ---------
         Total Fiduciary Share Transactions ............          --          --          --       13,738           --           --
                                                           ---------    --------    --------    ---------    ---------    ---------
   Class A Shares (3):
      Proceeds from Shares Issued ......................          41          --          --        2,063           --           --
      Reinvestment of Dividends and Distributions ......          --          --          --           --           --           --
      Cost of Shares Redeemed ..........................          --          --          --         (125)          --           --
      Redemption Fees ..................................          --          --          --            2           --           --
                                                           ---------    --------    --------    ---------    ---------    ---------
         Total Class A Share Transactions ..............          41          --          --        1,940           --           --
                                                           ---------    --------    --------    ---------    ---------    ---------
   Class B Shares:
      Proceeds from Shares Issued ......................          --          --          --           --           --           --
      Reinvestment of Dividends and Distributions ......          --          --          --           --           --           --
      Cost of Shares Redeemed ..........................          --          --          --           --           --           --
                                                           ---------    --------    --------    ---------    ---------    ---------
         Total Class B Share Transactions ..............          --          --          --           --           --           --
                                                           ---------    --------    --------    ---------    ---------    ---------
   Class C Shares (4):
      Proceeds from Shares Issued ......................          --          --          --          783           --           --
      Reinvestment of Dividends and Distributions ......          --          --          --           --           --           --
      Cost of Shares Redeemed ..........................          --          --          --          (51)          --           --
                                                           ---------    --------    --------    ---------    ---------    ---------
         Total Class C Share Transactions ..............          --          --          --          732           --           --
                                                           ---------    --------    --------    ---------    ---------    ---------
   Class M Shares:
      Proceeds from Shares Issued ......................      10,144      59,106      10,170       18,186       25,653       33,374
      Reinvestment of Dividends and Distributions ......          --         974          --        6,487        1,190        1,017
      Cost of Shares Redeemed ..........................      (8,204)     (8,169)    (24,750)     (15,563)     (59,261)     (16,539)
                                                           ---------    --------    --------    ---------    ---------    ---------
         Total Class M Share Transactions ..............       1,940      51,911     (14,580)       9,110      (32,418)      17,852
                                                           ---------    --------    --------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets From Share
   Transactions ........................................       1,981      51,911     (14,580)      25,520      (32,418)      17,852
                                                           ---------    --------    --------    ---------    ---------    ---------
         Total Increase (Decrease) in Net Assets .......      (8,520)     62,062      (7,843)      48,190       11,253       44,775
                                                           ---------    --------    --------    ---------    ---------    ---------
Net Assets:
   Beginning of Period .................................     129,253      67,191      75,034      170,049      158,796      114,021
                                                           ---------    --------    --------    ---------    ---------    ---------
   End of Period .......................................   $ 120,733    $129,253    $ 67,191    $ 218,239    $ 170,049    $ 158,796
                                                           =========    ========    ========    =========    =========    =========
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
      Income/Accumulated Net Investment Loss) ..........   $    (222)   $   (296)   $  (382)    $   1,536    $   1,775    $   1,245
                                                           =========    ========    ========    =========    =========    =========

                                                               LARGE CAP GROWTH           LARGE CAP VALUE
                                                                     FUND                      FUND
                                                           -----------------------    ----------------------
                                                              2006          2005         2006         2005
                                                           -----------------------    ----------------------
Investment Activities:
   Net Investment Income (Loss) ........................   $       7     $     701    $   2,773    $   1,575
   Net Realized Gain (Loss) on Investments .............      18,947*        7,638       20,846       13,957
   Net Realized Gain (Loss) on Foreign Currency ........          --            --           --           --
   Net Realized Gain (Loss) on Futures Contracts .......          --            --           --           --
   Change in Unrealized Appreciation (Depreciation)
      on Investments ...................................     (14,091)       14,181        1,846       13,838
   Change in Unrealized Appreciation (Depreciation)
      on Foreign Currency ..............................          --            --           --           --
                                                           ---------     ---------    ---------    ---------
Net Increase (Decrease) in Net Assets Resulting From
   Operations ..........................................       4,863        22,520       25,465       29,370
                                                           ---------     ---------    ---------    ---------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .................................        (256)         (420)      (1,782)      (1,108)
      Class A Shares ...................................          (8)          (18)      (1,018)        (423)
      Class B Shares ...................................          --            --          (17)         (14)
      Class C Shares ...................................          --            --          (25)         (12)
      Class M Shares ...................................          --            --           --           --
   Capital Gains:
      Fiduciary Shares .................................          --            --           --           --
      Class A Shares ...................................          --            --           --           --
      Class B Shares ...................................          --            --           --           --
      Class C Shares ...................................          --            --           --           --
      Class M Shares ...................................          --            --           --           --
                                                           ---------     ---------    ---------    ---------
         Total Dividends and Distributions .............        (264)         (438)      (2,842)      (1,557)
                                                           ---------     ---------    ---------    ---------
Change in Net Assets ...................................       4,599        22,082       22,623       27,813
                                                           ---------     ---------    ---------    ---------
Share Transactions (1):
   Fiduciary Shares (2):
      Proceeds from Shares Issued ......................      21,435        16,022       65,766       37,828
      Reinvestment of Dividends and Distributions ......         171           285        1,267          699
      Cost of Shares Redeemed ..........................     (52,037)*     (42,384)     (35,365)     (20,473)
                                                           ---------     ---------    ---------    ---------
         Total Fiduciary Share Transactions ............     (30,431)      (26,077)      31,668       18,054
                                                           ---------     ---------    ---------    ---------
   Class A Shares (3):
      Proceeds from Shares Issued ......................       3,512         1,446       86,547       30,043
      Reinvestment of Dividends and Distributions ......           7            16          885          373
      Cost of Shares Redeemed ..........................      (5,431)       (5,366)     (24,276)      (9,766)
      Redemption Fees ..................................          --             1            7            6
                                                           ---------     ---------    ---------    ---------
         Total Class A Share Transactions ..............      (1,912)       (3,903)      63,163       20,656
                                                           ---------     ---------    ---------    ---------
   Class B Shares:
      Proceeds from Shares Issued ......................         137           133          186          304
      Reinvestment of Dividends and Distributions ......          --            --           14           12
      Cost of Shares Redeemed ..........................      (2,055)       (2,109)      (1,503)        (668)
                                                           ---------     ---------    ---------    ---------
         Total Class B Share Transactions ..............      (1,918)       (1,976)      (1,303)        (352)
                                                           ---------     ---------    ---------    ---------
   Class C Shares (4):
      Proceeds from Shares Issued ......................         179           191        2,057        2,542
      Reinvestment of Dividends and  Distributions .....          --            --           24           11
      Cost of Shares Redeemed ..........................        (313)         (508)      (1,192)        (302)
                                                           ---------     ---------    ---------    ---------
         Total Class C Share Transactions ..............        (134)         (317)         889        2,251
                                                           ---------     ---------    ---------    ---------
   Class M Shares:
      Proceeds from Shares Issued ......................          --            --           --           --
      Reinvestment of Dividends and Distributions ......          --            --           --           --
      Cost of Shares Redeemed ..........................          --            --           --           --
                                                           ---------     ---------    ---------    ---------
         Total Class M Share Transactions ..............          --            --           --           --
                                                           ---------     ---------    ---------    ---------
Net Increase (Decrease) in Net Assets From Share
   Transactions ........................................     (34,395)      (32,273)      94,417       40,609
                                                           ---------     ---------    ---------    ---------
         Total Increase (Decrease) in Net Assets .......     (29,796)      (10,191)     117,040       68,422
                                                           ---------     ---------    ---------    ---------
Net Assets:
   Beginning of Period .................................     157,882       168,073      194,454      126,032
                                                           ---------     ---------    ---------    ---------
   End of Period .......................................   $ 128,086     $ 157,882    $ 311,494    $ 194,454
                                                           =========     =========    =========    =========
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
      Income/Accumulated Net Investment Loss) ..........   $       6     $     263    $       2    $      69
                                                           =========     =========    =========    =========

(4) CLASS C SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR THE COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.
(5) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(6)   FOR THE YEAR ENDED SEPTEMBER 30.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                     110 & 111

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                 SMALL CAP GROWTH        SMALL CAP VALUE          VALUE MOMENTUM
                                                                       FUND                   FUND                     FUND
                                                              ---------------------   ---------------------   ---------------------
                                                                 2006       2005         2006       2005         2006          2005
                                                              ---------------------   ---------------------   ---------------------
Investment Activities:
   Net Investment Income (Loss) ...........................   $    (322)  $    (417)  $   1,095   $     460   $   6,190   $   6,133
   Net Realized Gain (Loss) on Investments ................       5,319       1,318      36,674      12,191      41,274      40,252
   Net Realized Gain (Loss) on Investments in
      Affiliated Funds ....................................          --          --          --          --          --          --
   Net Realized Gain (Loss) on Written Option
      Contracts ...........................................          --          --          --          --          98         633
   Change in Unrealized Appreciation (Depreciation)
      on Investments and Written Options ..................      (6,542)      6,190     (37,893)     36,213      (5,587)     23,331
   Change in Unrealized Appreciation (Depreciation)
      on Investments in Affiliated Funds ..................          --          --          --          --          --          --
                                                              ---------   ---------   ---------   ---------   ---------   ---------
Net Increase (Decrease) in Net Assets Resulting
   From Operations ........................................      (1,545)      7,091        (124)     48,864      41,975      70,349
                                                              ---------   ---------   ---------   ---------   ---------   ---------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ....................................          --          --        (634)       (126)     (5,796)     (6,024)
      Class A Shares ......................................          --          --        (219)        (31)       (322)       (349)
      Class B Shares ......................................          --          --          --          (5)        (50)        (61)
      Class C Shares ......................................          --          --          --          (6)         (7)         (7)
   Capital Gains:
      Fiduciary Shares ....................................      (1,540)        (40)     (9,813)     (6,654)    (45,279)    (31,807)
      Class A Shares ......................................        (255)         (6)     (4,972)     (2,401)     (3,120)     (2,244)
      Class B Shares ......................................         (31)         (1)     (1,057)       (900)       (965)       (724)
      Class C Shares ......................................         (63)         (2)     (1,370)       (907)       (125)        (76)
                                                              ---------   ---------   ---------   ---------   ---------   ---------
         Total Dividends and Distributions ................      (1,889)        (49)    (18,065)    (11,030)    (55,664)    (41,292)
                                                              ---------   ---------   ---------   ---------   ---------   ---------
Change in Net Assets ......................................      (3,434)      7,042     (18,189)     37,834     (13,689)     29,057
                                                              ---------   ---------   ---------   ---------   ---------   ---------
Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued .........................       6,466       5,056      72,844      35,372      57,731      61,206
      Reinvestment of Dividends and Distributions .........       1,378          37       9,562       6,181      47,477      34,622
      Cost of Shares Redeemed .............................      (8,347)    (10,003)    (43,312)    (31,441)    (89,442)    (81,338)
                                                              ---------   ---------   ---------   ---------   ---------   ---------
         Total Fiduciary Share Transactions ...............        (503)     (4,910)     39,094      10,112      15,766      14,490
                                                              ---------   ---------   ---------   ---------   ---------   ---------
   Class A Shares:
      Proceeds from Shares Issued .........................       1,690         924      38,819      19,921       4,201       3,117
      Reinvestment of Dividends and Distributions .........         236           5       4,525       2,052       3,038       2,331
      Cost of Shares Redeemed .............................      (1,801)       (886)    (28,565)    (11,787)     (5,073)     (6,926)
      Redemption Fees .....................................          --          --          --           1          --           8
                                                              ---------   ---------   ---------   ---------   ---------   ---------
         Total Class A Share Transactions .................         125          43      14,779      10,187       2,166      (1,470)
                                                              ---------   ---------   ---------   ---------   ---------   ---------
   Class B Shares:
     Proceeds from Shares Issued ..........................         103           4         256         281         110         252
     Reinvestment of Dividends and Distributions ..........          25           1         985         833         978         756
     Cost of Shares Redeemed ..............................        (128)       (101)     (2,645)     (2,194)     (2,718)     (1,403)
                                                              ---------   ---------   ---------   ---------   ---------   ---------
       Total Class B Share Transactions ...................          --         (96)     (1,404)     (1,080)     (1,630)       (395)
                                                              ---------   ---------   ---------   ---------   ---------   ---------
   Class C Shares:
      Proceeds from Shares Issued .........................         163         137       4,444       6,869         483         357
      Reinvestment of Dividends and Distributions .........          60           1       1,251         681         105          66
      Cost of Shares Redeemed .............................         (27)       (247)     (6,251)     (1,424)       (315)        (66)
                                                              ---------   ---------   ---------   ---------   ---------   ---------
         Total Class C Share Transactions .................         196        (109)       (556)      6,126         273         357
                                                              ---------   ---------   ---------   ---------   ---------   ---------
Net Increase (Decrease) in Net Assets From Share
   Transactions ...........................................        (182)     (5,072)     51,913      25,345      16,575      12,982
                                                              ---------   ---------   ---------   ---------   ---------   ---------
         Total Increase (Decrease) in Net Assets ..........      (3,616)      1,970      33,724      63,179       2,886      42,039
                                                              ---------   ---------   ---------   ---------   ---------   ---------
Net Assets:
   Beginning of Year ......................................      34,047      32,077     227,026     163,847     470,154     428,115
                                                              ---------   ---------   ---------   ---------   ---------   ---------
   End of Year ............................................   $  30,431   $  34,047   $ 260,750   $ 227,026   $ 473,040   $ 470,154
                                                              =========   =========   =========   =========   =========   =========
Undistributed Net Investment Income .......................   $      --   $      --   $     611   $     292   $      20   $      --
                                                              =========   =========   =========   =========   =========   =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.
(2)   COMMENCED OPERATIONS ON OCTOBER 12, 2004.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                   1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                          CAPITAL GROWTH         GROWTH & INCOME
                                                                                            ALLOCATION              ALLOCATION
                                                                                              FUND                     FUND
                                                                                      ---------------------   ---------------------
                                                                                        2006       2005 (2)     2006       2005 (2)
                                                                                      ---------------------   ---------------------
Investment Activities:
   Net Investment Income (Loss) ...................................................   $      66   $      10   $     237   $      47
   Net Realized Gain (Loss) on Investments ........................................          --          --          --          --
   Net Realized Gain (Loss) on Investments
      in Affiliated Funds .........................................................         825          78         640          46
   Net Realized Gain (Loss) on Written
      Option Contracts ............................................................          --          --          --          --
   Change in Unrealized Appreciation (Depreciation) on Investments and Written
      Options .....................................................................          --          --          --          --
   Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated
      Funds .......................................................................         (24)        551        (149)        442
                                                                                      ---------   ---------   ---------   ---------
Net Increase (Decrease) in Net Assets Resulting
      From Operations .............................................................         867         639         728         535
                                                                                      ---------   ---------   ---------   ---------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ............................................................          --          --          --          --
      Class A Shares ..............................................................         (72)        (13)       (188)        (36)
      Class B Shares ..............................................................          --          --          --          --
      Class C Shares ..............................................................          (9)         (2)        (35)         (7)
   Capital Gains:
      Fiduciary Shares ............................................................          --          --          --          --
      Class A Shares ..............................................................         (50)         --         (35)         --
      Class B Shares ..............................................................          --          --          --          --
      Class C Shares ..............................................................         (25)         --         (17)         --
                                                                                      ---------   ---------   ---------   ---------
         Total Dividends and Distributions ........................................        (156)        (15)       (275)        (43)
                                                                                      ---------   ---------   ---------   ---------
Change in Net Assets ..............................................................         711         624         453         492
                                                                                      ---------   ---------   ---------   ---------
   Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued .................................................          --          --          --          --
      Reinvestment of Dividends and Distributions .................................          --          --          --          --
      Cost of Shares Redeemed .....................................................          --          --          --          --
                                                                                      ---------   ---------   ---------   ---------
         Total Fiduciary Share Transactions .......................................          --          --          --          --
                                                                                      ---------   ---------   ---------   ---------
   Class A Shares:
      Proceeds from Shares Issued .................................................      23,251       8,741      24,075      10,238
      Reinvestment of Dividends and Distributions .................................         105          11         195          32
      Cost of Shares Redeemed .....................................................      (1,957)       (223)     (3,301)       (457)
      Redemption Fees .............................................................          --          --          --          --
                                                                                      ---------   ---------   ---------   ---------
         Total Class A Share Transactions .........................................      21,399       8,529      20,969       9,813
                                                                                      ---------   ---------   ---------   ---------
   Class B Shares:
      Proceeds from Shares Issued .................................................          --          --          --          --
      Reinvestment of Dividends and Distributions .................................          --          --          --          --
      Cost of Shares Redeemed .....................................................          --          --          --          --
                                                                                      ---------   ---------   ---------   ---------
         Total Class B Share Transactions .........................................          --          --          --          --
                                                                                      ---------   ---------   ---------   ---------
   Class C Shares:
      Proceeds from Shares Issued .................................................      12,908       4,388       7,866       4,477
      Reinvestment of Dividends and Distributions .................................          30           1          48           6
      Cost of Shares Redeemed .....................................................        (961)        (11)       (896)        (50)
                                                                                      ---------   ---------   ---------   ---------
         Total Class C Share Transactions .........................................      11,977       4,378       7,018       4,433
                                                                                      ---------   ---------   ---------   ---------
Net Increase (Decrease) in Net Assets From
   Share Transactions .............................................................      33,376      12,907      27,987      14,246
                                                                                      ---------   ---------   ---------   ---------
         Total Increase (Decrease) in Net Assets ..................................      34,087      13,531      28,440      14,738
                                                                                      ---------   ---------   ---------   ---------
Net Assets:
   Beginning of Year ..............................................................      13,531          --      14,738          --
                                                                                      ---------   ---------   ---------   ---------
   End of Year ....................................................................   $  47,618   $  13,531   $  43,178   $  14,738
                                                                                      =========   =========   =========   =========
Undistributed Net Investment Income ...............................................   $      --   $     --    $      18   $       4
                                                                                      =========   =========   =========   =========
                                                                                           INCOME PLUS
                                                                                            ALLOCATION               BOND
                                                                                               FUND                  FUND
                                                                                      ---------------------   ---------------------
                                                                                         2006      2005 (2)     2006      2005
                                                                                      ---------------------   ---------------------
Investment Activities:
   Net Investment Income (Loss) ...................................................   $      84   $      15   $  21,262   $  21,998
   Net Realized Gain (Loss) on Investments ........................................          --          --         619       1,673
   Net Realized Gain (Loss) on Investments
      in Affiliated Funds .........................................................          86           2          --          --
   Net Realized Gain (Loss) on Written
      Option Contracts ............................................................          --          --          --          --
   Change in Unrealized Appreciation (Depreciation) on Investments and Written
      Options .....................................................................          --          --     (17,315)     (2,416)
   Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated
      Funds .......................................................................         (45)         35          --          --
                                                                                      ---------   ---------   ---------   ---------
Net Increase (Decrease) in Net Assets Resulting
      From Operations .............................................................         125          52       4,566      21,255
                                                                                      ---------   ---------   ---------   ---------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ............................................................          --          --     (19,775)    (20,552)
      Class A Shares ..............................................................         (61)        (10)     (1,829)     (2,055)
      Class B Shares ..............................................................          --          --        (299)       (331)
      Class C Shares ..............................................................         (19)         (1)         (2)         (1)
   Capital Gains:
      Fiduciary Shares ............................................................          --          --          --          --
      Class A Shares ..............................................................          (2)         --          --          --
      Class B Shares ..............................................................          --          --          --          --
      Class C Shares ..............................................................          (1)         --          --          --
                                                                                      ---------   ---------   ---------   ---------
         Total Dividends and Distributions ........................................         (83)        (11)    (21,905)    (22,939)
                                                                                      ---------   ---------   ---------   ---------
Change in Net Assets ..............................................................          42          41     (17,339)     (1,684)
                                                                                      ---------   ---------   ---------   ---------
Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued .................................................          --          --      74,228      70,035
      Reinvestment of Dividends and Distributions .................................          --          --       9,937      10,347
      Cost of Shares Redeemed .....................................................          --          --    (102,276)   (100,674)
                                                                                      ---------   ---------   ---------   ---------
         Total Fiduciary Share Transactions .......................................          --          --     (18,111)    (20,292)
                                                                                      ---------   ---------   ---------   ---------
   Class A Shares:
      Proceeds from Shares Issued .................................................       2,410       2,226       1,333       4,079
      Reinvestment of Dividends and Distributions .................................          41           5       1,273       1,375
      Cost of Shares Redeemed .....................................................      (1,009)        (96)     (9,841)     (8,025)
      Redemption Fees .............................................................          --          --          --          --
                                                                                      ---------   ---------   ---------   ---------
         Total Class A Share Transactions .........................................       1,442       2,135      (7,235)     (2,571)
                                                                                      ---------   ---------   ---------   ---------
   Class B Shares:
      Proceeds from Shares Issued .................................................          --          --         104         164
      Reinvestment of Dividends and Distributions .................................          --          --         241         260
      Cost of Shares Redeemed .....................................................          --          --      (1,217)     (1,907)
                                                                                      ---------   ---------   ---------   ---------
         Total Class B Share Transactions .........................................          --          --        (872)     (1,483)
                                                                                      ---------   ---------   ---------   ---------
   Class C Shares:
      Proceeds from Shares Issued .................................................       1,828         513          81          26
      Reinvestment of Dividends and Distributions .................................          16           1           1           1
      Cost of Shares Redeemed .....................................................        (277)         (4)        (27)         (3)
                                                                                      ---------   ---------   ---------   ---------
         Total Class C Share Transactions .........................................       1,567         510          55          24
                                                                                      ---------   ---------   ---------   ---------
Net Increase (Decrease) in Net Assets From
   Share Transactions .............................................................       3,009       2,645     (26,163)    (24,322)
                                                                                      ---------   ---------   ---------   ---------
         Total Increase (Decrease) in Net Assets ..................................       3,051       2,686     (43,502)    (26,006)
                                                                                      ---------   ---------   ---------   ---------
Net Assets:
   Beginning of Year ..............................................................       2,686          --     482,033     508,039
                                                                                      ---------   ---------   ---------   ---------
   End of Year ....................................................................   $   5,737   $   2,686   $ 438,531   $ 482,033
                                                                                      =========   =========   =========   =========
Undistributed Net Investment Income ...............................................   $       8   $       4   $     524   $     582
                                                                                      =========   =========   =========   =========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                     112 & 113

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                           CALIFORNIA INTERMEDIATE   NATIONAL INTERMEDIATE         SHORT TERM
                                                                 TAX-FREE BOND           TAX-FREE BOND                BOND
                                                                     FUND                    FUND                     FUND
                                                           -----------------------   ---------------------   ---------------------
                                                              2006          2005        2006        2005        2006    2005 (2)
                                                           -----------------------   ---------------------   ---------------------
Investment Activities:
   Net Investment Income (Loss) ........................   $   5,449     $   6,503   $   3,404   $   3,953   $   1,160   $     389
   Net Realized Gain (Loss) on Investments .............         676         1,397         486         521         (25)         (7)
   Change in Unrealized Appreciation (Depreciation)
      on Investments ...................................      (3,922)       (2,975)     (2,346)     (2,085)       (236)       (260)
                                                           ---------     ---------   ---------   ---------   ---------   ---------
Net Increase (Decrease) in Net Assets Resulting
   From Operations .....................................       2,203         4,925       1,544       2,389         899         122
                                                           ---------     ---------   ---------   ---------   ---------   ---------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .................................      (3,682)       (4,235)     (3,337)     (3,785)     (1,049)       (371)
      Class A Shares ...................................      (1,588)       (2,060)       (131)       (158)        (50)        (15)
      Class B Shares ...................................        (166)         (190)         --          --          --          --
      Class C Shares ...................................         (25)          (20)         (2)         (1)        (70)         --
      Class S Shares ...................................          --            --          --          --          --          --
   Capital Gains:
      Fiduciary Shares .................................        (993)       (1,141)       (657)       (729)         --          --
      Class A Shares ...................................        (475)         (583)        (30)        (36)         --          --
      Class B Shares ...................................         (61)          (70)         --          --          --          --
      Class C Shares ...................................          (9)           (6)         --          --          --          --
                                                           ---------     ---------   ---------   ---------   ---------   ---------
         Total Dividends and Distributions .............      (6,999)       (8,305)     (4,157)     (4,709)     (1,169)       (386)
                                                           ---------     ---------   ---------   ---------   ---------   ---------
Change in Net Assets ...................................      (4,796)       (3,380)     (2,613)     (2,320)       (270)       (264)
                                                           ---------     ---------   ---------   ---------   ---------   ---------
Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued ......................       6,658        10,990       1,483       3,764      16,148      26,111
      Reinvestment of Dividends and Distributions ......       1,148         1,443         656         718         502         105
      Cost of Shares Redeemed ..........................     (11,505)      (28,742)    (14,374)     (9,853)     (4,473)     (1,411)
                                                           ---------     ---------   ---------   ---------   ---------   ---------
         Total Fiduciary Share Transactions ............      (3,699)      (16,309)    (12,235)     (5,371)     12,177      24,805
                                                           ---------     ---------   ---------   ---------   ---------   ---------
   Class A Shares:
      Proceeds from Shares Issued ......................       3,804         5,352         842       2,322       1,668       1,632
      Reinvestment of Dividends and Distributions ......       1,458         1,880         134         118          24           2
      Cost of Shares Redeemed ..........................     (20,339)      (14,856)     (1,662)     (3,313)     (2,007)       (191)
                                                           ---------     ---------   ---------   ---------   ---------   ---------
         Total Class A Share Transactions ..............     (15,077)       (7,624)       (686)       (873)       (315)      1,443
                                                           ---------     ---------   ---------   ---------   ---------   ---------
   Class B Shares:
      Proceeds from Shares Issued ......................          16            84          --          --          --          --
      Reinvestment of Dividends and Distributions ......         166           196          --          --          --          --
      Cost of Shares Redeemed ..........................      (1,002)       (1,242)         --          --          --          --
                                                           ---------     ---------   ---------   ---------   ---------   ---------
         Total Class B Share Transactions ..............        (820)         (962)         --          --          --          --
                                                           ---------     ---------   ---------   ---------   ---------   ---------
   Class C Shares (3):
      Proceeds from Shares Issued ......................         133           376          --          50       2,880          15
      Reinvestment of Dividends and Distributions ......          26            26           2           1           2          --
      Cost of Shares Redeemed ..........................        (518)           (5)        (25)         --        (354)         --
                                                           ---------     ---------   ---------   ---------   ---------   ---------
         Total Class C Share Transactions ..............        (359)          397         (23)         51       2,528          15
                                                           ---------     ---------   ---------   ---------   ---------   ---------
   Class S Shares:
      Proceeds from Shares Issued ......................          --            --          --          --          --          --
      Reinvestment of Dividends ........................          --            --          --          --          --          --
      Cost of Shares Redeemed ..........................          --            --          --          --          --          --
                                                           ---------     ---------   ---------   ---------   ---------   ---------
         Total Class S Share Transactions ..............          --            --          --          --          --          --
                                                           ---------     ---------   ---------   ---------   ---------   ---------
Net Increase (Decrease) in Net Assets From Share
   Transactions ........................................     (19,955)      (24,498)    (12,944)     (6,193)     14,390      26,263
                                                           ---------     ---------   ---------   ---------   ---------   ---------
         Total Increase (Decrease) in Net Assets .......     (24,751)      (27,878)    (15,557)     (8,513)     14,120      25,999
                                                           ---------     ---------   ---------   ---------   ---------   ---------
Net Assets:
   Beginning of Year ...................................     163,374       191,252      93,906     102,419      25,999          --
                                                           ---------     ---------   ---------   ---------   ---------   ---------
   End of Year .........................................   $ 138,623     $ 163,374   $  78,349   $  93,906   $  40,119   $  25,999
                                                           =========     =========   =========   =========   =========   =========
Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income) .................   $     174     $     186   $     112   $     178   $      45   $      18
                                                           =========     =========   =========   =========   =========   =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.
(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.
(2)   COMMENCED OPERATIONS ON NOVEMBER 2, 2004.
(3) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 29, 2004 FOR THE SHORT TERM BOND FUND.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                   1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                              CALIFORNIA TAX-FREE             DIVERSIFIED
                                                                  MONEY MARKET                MONEY MARKET
                                                                      FUND                        FUND
                                                           -------------------------   -------------------------
                                                               2006          2005          2006          2005
                                                           -------------------------   -------------------------
Investment Activities:
   Net Investment Income (Loss) ........................   $    11,785   $     6,505   $   122,374   $    56,216
   Net Realized Gain (Loss) on Investments .............             5             1            (4)           (2)
   Change in Unrealized Appreciation (Depreciation)
      on Investments ...................................            --            --            --            --
                                                           -----------   -----------   -----------   -----------
Net Increase (Decrease) in Net Assets Resulting
   From Operations .....................................        11,790         6,506       122,370        56,214
                                                           -----------   -----------   -----------   -----------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .................................        (5,027)       (3,038)      (80,087)      (38,046)
      Class A Shares ...................................        (6,057)       (3,135)      (23,786)       (8,867)
      Class B Shares ...................................            --            --            --            --
      Class C Shares ...................................            --            --            --            --
      Class S Shares ...................................          (700)         (334)      (18,501)       (9,303)
   Capital Gains:
      Fiduciary Shares .................................            --            --            --            --
      Class A Shares ...................................            --            --            --            --
      Class B Shares ...................................            --            --            --            --
      Class C Shares ...................................            --            --            --            --
                                                           -----------   -----------   -----------   -----------
         Total Dividends and Distributions .............       (11,784)       (6,507)     (122,374)      (56,216)
                                                           -----------   -----------   -----------   -----------
Change in Net Assets ...................................             6            (1)           (4)           (2)
                                                           -----------   -----------   -----------   -----------
Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued ......................       538,460       620,445     5,610,560     5,401,713
      Reinvestment of Dividends and Distributions ......            25            --        14,690         7,261
      Cost of Shares Redeemed ..........................      (550,493)     (637,304)   (5,819,885)   (5,330,319)
                                                           -----------   -----------   -----------   -----------
         Total Fiduciary Share Transactions ............       (12,008)      (16,859)     (194,635)       78,655
                                                           -----------   -----------   -----------   -----------
   Class A Shares:
      Proceeds from Shares Issued ......................       538,589       334,065       854,366       551,276
      Reinvestment of Dividends and Distributions ......         6,054         3,179        23,518         8,746
      Cost of Shares Redeemed ..........................      (534,337)     (343,514)     (709,417)     (546,899)
                                                           -----------   -----------   -----------   -----------
         Total Class A Share Transactions ..............        10,306        (6,270)      168,467        13,123
                                                           -----------   -----------   -----------   -----------
   Class B Shares:
      Proceeds from Shares Issued ......................            --            --            --            --
      Reinvestment of Dividends and Distributions ......            --            --            --            --
      Cost of Shares Redeemed ..........................            --            --            --            --
                                                           -----------   -----------   -----------   -----------
         Total Class B Share Transactions ..............            --            --            --            --
                                                           -----------   -----------   -----------   -----------
   Class C Shares (3):
      Proceeds from Shares Issued ......................            --            --            --            --
      Reinvestment of Dividends and Distributions ......            --            --            --            --
      Cost of Shares Redeemed ..........................            --            --            --            --
                                                           -----------   -----------   -----------   -----------
         Total Class C Share Transactions ..............            --            --            --            --
                                                           -----------   -----------   -----------   -----------
   Class S Shares:
      Proceeds from Shares Issued ......................       204,308       149,640     2,559,035     2,747,529
      Reinvestment of Dividends ........................           700           334        18,501         9,303
      Cost of Shares Redeemed ..........................      (201,798)     (145,522)   (2,758,484)   (2,862,191)
                                                           -----------   -----------   -----------   -----------
         Total Class S Share Transactions ..............         3,210         4,452      (180,948)     (105,359)
                                                           -----------   -----------   -----------   -----------
Net Increase (Decrease) in Net Assets From Share
   Transactions ........................................         1,508       (18,677)     (207,116)      (13,581)
                                                           -----------   -----------   -----------   -----------
         Total Increase (Decrease) in Net Assets .......         1,514       (18,678)     (207,120)      (13,583)
                                                           -----------   -----------   -----------   -----------
Net Assets:
   Beginning of Year ...................................       494,392       513,070     3,319,954     3,333,537
                                                           -----------   -----------   -----------   -----------
   End of Year .........................................   $   495,906   $   494,392   $ 3,112,834   $ 3,319,954
                                                           ===========   ===========   ===========   ===========
Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income) .................   $         1   $        --   $        --   $        --
                                                           ===========   ===========   ===========   ===========

                                                                 U.S. GOVERNMENT           100% U.S. TREASURY
                                                                   MONEY MARKET                MONEY MARKET
                                                                       FUND                        FUND
                                                           -------------------------   -------------------------
                                                               2006           2005        2006          2005
                                                           -------------------------   -------------------------
Investment Activities:
   Net Investment Income (Loss) ........................   $    20,221   $     7,632   $    28,842   $    11,836
   Net Realized Gain (Loss) on Investments .............            (1)           (1)          (18)           42
   Change in Unrealized Appreciation (Depreciation)
      on Investments ...................................            --            --            --            --
                                                           -----------   -----------   -----------   -----------
Net Increase (Decrease) in Net Assets Resulting
   From Operations .....................................        20,220         7,631        28,824        11,878
                                                           -----------   -----------   -----------   -----------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .................................       (15,723)       (6,524)      (15,215)       (6,673)
      Class A Shares ...................................        (1,152)         (557)       (5,056)       (2,262)
      Class B Shares ...................................           (29)          (10)           --            --
      Class C Shares ...................................            (1)           --            --            --
      Class S Shares ...................................        (3,315)         (541)       (8,571)       (2,902)
   Capital Gains:
      Fiduciary Shares .................................            --            --            --            --
      Class A Shares ...................................            --            --            --            --
      Class B Shares ...................................            --            --            --            --
      Class C Shares ...................................            --            --            --            --
                                                           -----------   -----------   -----------   -----------
         Total Dividends and Distributions .............       (20,220)       (7,632)      (28,842)      (11,837)
                                                           -----------   -----------   -----------   -----------
Change in Net Assets ...................................            --            (1)          (18)           41
                                                           -----------   -----------   -----------   -----------
Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued ......................     4,084,427     3,157,136     2,941,432     2,968,389
      Reinvestment of Dividends and Distributions ......           298           158           624           320
      Cost of Shares Redeemed ..........................    (4,015,957)   (3,106,150)   (2,956,423)   (2,977,833)
                                                           -----------   -----------   -----------   -----------
         Total Fiduciary Share Transactions ............        68,768        51,144       (14,367)       (9,124)
                                                           -----------   -----------   -----------   -----------
   Class A Shares:
      Proceeds from Shares Issued ......................        74,914        64,614       403,706       392,802
      Reinvestment of Dividends and Distributions ......         1,152           557         5,056         2,262
      Cost of Shares Redeemed ..........................       (76,752)      (73,865)     (432,280)     (358,263)
                                                           -----------   -----------   -----------   -----------
         Total Class A Share Transactions ..............          (686)       (8,694)      (23,518)       36,801
                                                           -----------   -----------   -----------   -----------
   Class B Shares:
      Proceeds from Shares Issued ......................           138           326            --            --
      Reinvestment of Dividends and Distributions ......            27            10            --            --
      Cost of Shares Redeemed ..........................          (563)         (843)           --            --
                                                           -----------   -----------   -----------   -----------
         Total Class B Share Transactions ..............          (398)         (507)           --            --
                                                           -----------   -----------   -----------   -----------
   Class C Shares (3):
      Proceeds from Shares Issued ......................            60            --            --            --
      Reinvestment of Dividends and Distributions ......             1            --            --            --
      Cost of Shares Redeemed ..........................            --            --            --            --
                                                           -----------   -----------   -----------   -----------
         Total Class C Share Transactions ..............            61            --            --            --
                                                           -----------   -----------   -----------   -----------
   Class S Shares:
      Proceeds from Shares Issued ......................       616,790       317,539     1,063,189       873,865
      Reinvestment of Dividends ........................         3,315           541         8,571         2,902
      Cost of Shares Redeemed ..........................      (585,681)     (292,400)   (1,099,919)     (881,984)
                                                           -----------   -----------   -----------   -----------
         Total Class S Share Transactions ..............        34,424        25,680       (28,159)       (5,217)
                                                           -----------   -----------   -----------   -----------
Net Increase (Decrease) in Net Assets From Share
   Transactions ........................................       102,169        67,623       (66,044)       22,460
                                                           -----------   -----------   -----------   -----------
         Total Increase (Decrease) in Net Assets .......       102,169        67,622       (66,062)       22,501
                                                           -----------   -----------   -----------   -----------
Net Assets:
   Beginning of Year ...................................       531,024       463,402       867,306       844,805
                                                           -----------   -----------   -----------   -----------
   End of Year .........................................   $   633,193   $   531,024   $   801,244   $   867,306
                                                           ===========   ===========   ===========   ===========
Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income) .................   $        --   $        (1)  $        --   $        --
                                                           ===========   ===========   ===========   ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                     114 & 115

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                                 ------------------------------             ---------------------
                         NET
                        ASSET                     NET REALIZED                                          TOTAL
                        VALUE,       NET         AND UNREALIZED     TOTAL       NET                     FROM
                      BEGINNING   INVESTMENT     GAIN (LOSS) ON     FROM     INVESTMENT   CAPITAL   DIVIDENDS AND  REDEMPTION
                      OF PERIOD  INCOME (LOSS)+   INVESTMENTS    OPERATIONS    INCOME      GAINS    DISTRIBUTIONS     FEES
-----------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2006                $ 13.81      $  0.257        $  0.258      $  0.515    $ (0.265)  $      --    $ (0.265)      $   --
   2005                  12.90         0.267           0.922         1.189      (0.279)         --      (0.279)          --
   2004                  12.10         0.171           0.796         0.967      (0.167)         --      (0.167)          --
   2003                  11.53         0.262           0.563         0.825      (0.255)         --      (0.255)          --
   2002                  14.03         0.296          (2.237)       (1.941)     (0.301)     (0.258)     (0.559)          --

   CLASS A SHARES
   2006                $ 13.79      $  0.224        $  0.258      $  0.482    $ (0.232)  $      --    $ (0.232)      $   --
   2005                  12.88         0.228           0.929         1.157      (0.247)         --      (0.247)          --
   2004                  12.09         0.138           0.787         0.925      (0.135)         --      (0.135)          --
   2003                  11.51         0.227           0.581         0.808      (0.228)         --      (0.228)          --
   2002                  14.01         0.262          (2.234)       (1.972)     (0.270)     (0.258)     (0.528)          --

   CLASS B SHARES
   2006                $ 13.75      $  0.138        $  0.259      $  0.397    $ (0.147)  $      --    $ (0.147)      $   --
   2005                  12.85         0.142           0.920         1.062      (0.162)         --      (0.162)          --
   2004                  12.06         0.054           0.791         0.845      (0.055)         --      (0.055)          --
   2003                  11.49         0.152           0.573         0.725      (0.155)         --      (0.155)          --
   2002                  13.99         0.177          (2.229)       (2.052)     (0.190)     (0.258)     (0.448)          --

   CLASS C SHARES
   2006                $ 13.73      $  0.138        $  0.261      $  0.399    $ (0.149)  $      --    $ (0.149)      $   --
   2005                  12.84         0.142           0.910         1.052      (0.162)         --      (0.162)          --
   2004                  12.06         0.053           0.789         0.842      (0.062)         --      (0.062)          --
   2003                  11.49         0.154           0.571         0.725      (0.155)         --      (0.155)          --
   2002                  13.99         0.175          (2.224)       (2.049)     (0.193)     (0.258)     (0.451)          --

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2006 (1)            $ 13.38      $  0.011        $ (0.361)     $ (0.350)   $     --   $      --    $     --       $   --

   CLASS A SHARES
   2006 (2)            $ 13.53      $  0.029        $ (0.539)     $ (0.510)   $     --   $      --    $     --       $   --

   CLASS C SHARES
   2006 (2)            $ 13.53      $ (0.013)       $ (0.537)     $ (0.550)   $     --   $      --    $     --       $   --

   CLASS M SHARES
   2006 (3)            $ 13.59      $  0.056        $  1.155      $  1.211    $ (0.033)  $  (1.748)   $ (1.781)      $   --
   2005 (4)              12.79         0.03            2.08          2.11       (0.03)      (1.28)      (1.31)           --
   2004 (4)              10.56         0.01            2.22          2.23           --          --          --           --
   2003 (4)               8.43        (0.01)           2.16          2.15       (0.01)      (0.01)      (0.02)           --
   2002 (4)               8.84         0.01           (0.41)        (0.40)      (0.01)          --      (0.01)           --
   2001 (5)              10.00            --#         (1.16)        (1.16)          --          --          --           --

                                                                        RATIO
                                                                     OF EXPENSES
                                                                     TO AVERAGE     RATIO OF
                        NET                    NET                   NET ASSETS        NET
                       ASSET                 ASSETS,      RATIO       EXCLUDING     INVESTMENT
                       VALUE,                  END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                        END       TOTAL     OF PERIOD  TO AVERAGE   AND REDUCTION   TO AVERAGE    TURNOVER
                      OF PERIOD  RETURN**      (000)    NET ASSETS   OF EXPENSES    NET ASSETS      RATE
-----------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2006                $ 14.06      3.77%   $  37,571     0.92%         1.10%          1.85%         16%
   2005                  13.81      9.32       59,278     0.95          1.19           2.00          57
   2004                  12.90      8.01      118,555     0.94          1.12           1.32          97
   2003                  12.10      7.30      115,067     0.94          1.12           2.29          55
   2002                  11.53    (14.24)     180,217     0.93          1.10           2.27          12

   CLASS A SHARES
   2006                $ 14.04      3.52%   $   7,065     1.17%         1.34%          1.61%         16%
   2005                  13.79      9.07        7,408     1.21          1.45           1.71          57
   2004                  12.88      7.66        7,172     1.19          1.37           1.07          97
   2003                  12.09      7.15        7,280     1.20          1.37           1.98          55
   2002                  11.51    (14.47)       7,222     1.18          1.35           2.02          12

   CLASS B SHARES
   2006                $ 14.00      2.90%   $   3,089     1.79%         1.85%          0.99%         16%
   2005                  13.75      8.31        3,759     1.86          1.95           1.07          57
   2004                  12.85      7.02        4,364     1.84          1.87           0.42          97
   2003                  12.06      6.39        4,235     1.85          1.87           1.33          55
   2002                  11.49    (15.02)       4,295     1.83          1.85           1.37          12

   CLASS C SHARES
   2006                $ 13.98      2.92%   $     338     1.79%         1.85%          0.99%         16%
   2005                  13.73      8.24          334     1.86          1.95           1.07          57
   2004                  12.84      6.99          327     1.84          1.87           0.42          97
   2003                  12.06      6.39          137     1.85          1.87           1.35          55
   2002                  11.49    (15.00)         151     1.83          1.85           1.36          12

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2006 (1)            $ 13.03     (2.62)%  $   1,728     0.39%*        0.39%*         1.08%*        76%

   CLASS A SHARES
   2006 (2)            $ 13.02     (3.77)%  $     483     0.94%*        0.94%*         0.67%*        76%

   CLASS C SHARES
   2006 (2)            $ 12.98     (4.07)%  $       3     1.86%*        1.86%*        (0.29)%*       76%

   CLASS M SHARES
   2006 (3)            $ 13.02     10.13%   $  91,652     1.00%*        1.02%*         0.51%*        76%
   2005 (4)              13.59     17.14       86,500     1.09          1.09           0.25          59
   2004 (4)              12.79     21.12       73,300     1.14          1.14           0.06          76
   2003 (4)              10.56     25.55       77,100     1.17          1.17          (0.07)         65
   2002 (4)               8.43     (4.55)      57,100     1.11          1.11           0.07          51
   2001 (5)               8.84    (11.60)      61,500     1.33*         1.33*          0.11*         31

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

116                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                                 ------------------------------             ---------------------
                         NET
                        ASSET                     NET REALIZED                                         TOTAL
                        VALUE,       NET         AND UNREALIZED     TOTAL       NET                     FROM
                      BEGINNING   INVESTMENT     GAIN (LOSS) ON     FROM     INVESTMENT   CAPITAL   DIVIDENDS AND  REDEMPTION
                      OF PERIOD  INCOME (LOSS)+   INVESTMENTS    OPERATIONS    INCOME      GAINS    DISTRIBUTIONS     FEES
-----------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
   FIDUCIARY SHARES
   2006                $  8.10     $  0.088        $  0.680       $  0.768    $ (0.088)   $     --    $ (0.088)     $     --
   2005                   7.36        0.101           0.738          0.839      (0.099)         --      (0.099)           --
   2004                   6.73        0.029           0.630          0.659      (0.029)         --      (0.029)           --
   2003                   6.22        0.055           0.508          0.563      (0.053)         --      (0.053)           --
   2002                   8.26        0.045          (2.042)        (1.997)     (0.043)         --      (0.043)           --

   CLASS A SHARES
   2006                $  8.09     $  0.066        $  0.672       $  0.738    $ (0.068)   $     --    $ (0.068)     $     --
   2005                   7.34        0.076           0.751          0.827      (0.077)         --      (0.077)           --
   2004                   6.72        0.010           0.626          0.636      (0.016)         --      (0.016)           --
   2003                   6.21        0.037           0.512          0.549      (0.039)         --      (0.039)           --
   2002                   8.25        0.027          (2.041)        (2.014)     (0.026)         --      (0.026)           --

   CLASS B SHARES
   2006                $  7.95     $  0.014        $  0.671       $  0.685    $ (0.025)   $     --    $ (0.025)     $     --
   2005                   7.23        0.032           0.732          0.764      (0.044)         --      (0.044)           --
   2004                   6.66       (0.037)          0.609          0.572      (0.002)         --      (0.002)           --
   2003                   6.17       (0.001)          0.505          0.504      (0.014)         --      (0.014)           --
   2002                   8.22       (0.021)         (2.028)        (2.049)     (0.001)         --      (0.001)           --

   CLASS C SHARES
   2006                $  7.96     $  0.014        $  0.661       $  0.675    $ (0.025)   $     --    $ (0.025)     $     --
   2005                   7.24        0.030           0.735          0.765      (0.045)         --      (0.045)           --
   2004 (6)               7.16       (0.030)          0.112          0.082      (0.002)         --      (0.002)           --

--------------------
ENHANCED GROWTH FUND
--------------------

   CLASS A SHARES
   2006 (2)            $  9.29     $ (0.029)       $ (1.211)      $ (1.240)   $     --    $     --    $     --      $     --

   CLASS C SHARES
   2006 (2)            $  9.29     $ (0.025)       $ (1.205)      $ (1.230)   $     --    $     --    $     --      $     --

   CLASS M SHARES
   2006 (3)            $  8.78     $ (0.034)       $ (0.676)      $ (0.710)   $    --     $     --    $    --       $     --
   2005 (4)               7.89        0.03            0.94           0.97       (0.08)          --      (0.08)            --
   2004 (4)               7.33       (0.07)           0.63           0.56          --           --         --             --
   2003 (4)               4.80       (0.06)           2.59           2.53          --           --         --             --
   2002 (4)               6.50       (0.08)          (1.62)         (1.70)         --           --         --             --
   2001 (5)              10.00       (0.04)          (3.46)         (3.50)         --           --         --             --

--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2006 (7)            $  8.69     $  0.073        $ (0.233)      $ (0.160)   $     --    $     --    $     --      $     --

   CLASS A SHARES
   2006 (2)            $  8.63     $  0.052        $ (0.184)      $ (0.132)   $     --    $     --    $     --      $  0.022

   CLASS C SHARES
   2006 (2)            $  8.63     $  0.034        $ (0.174)      $ (0.140)   $     --    $     --    $     --      $     --

   CLASS M SHARES
   2006 (3)            $  7.54     $  0.095        $  1.219       $  1.314    $ (0.146)   $ (0.188)   $ (0.334)     $     --
   2005 (4)               5.79        0.07            1.73           1.80       (0.05)          --      (0.05)            --
   2004 (4)               4.79        0.05            1.00           1.05       (0.05)          --      (0.05)            --
   2003 (4)               3.70        0.06            1.05           1.11       (0.02)          --#     (0.02)            --
   2002 (4)               4.27        0.03           (0.60)         (0.57)         --           --         --             --
   2001 (4)               6.69        0.02           (1.83)         (1.81)      (0.01)      (0.60)      (0.61)            --

                                                                       RATIO
                                                                     OF EXPENSES
                                                                     TO AVERAGE     RATIO OF
                        NET                    NET                   NET ASSETS        NET
                       ASSET                 ASSETS,      RATIO       EXCLUDING     INVESTMENT
                       VALUE,                  END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                        END       TOTAL     OF PERIOD  TO AVERAGE   AND REDUCTION   TO AVERAGE    TURNOVER
                      OF PERIOD  RETURN**      (000)    NET ASSETS   OF EXPENSES    NET ASSETS      RATE
-----------------------------------------------------------------------------------------------------------

----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2006                $  8.78      9.53%   $ 110,720     0.91%         1.07%          1.04%         72%
   2005                   8.10     11.47      106,413     0.93          1.18           1.31         101
   2004                   7.36      9.80      113,334     0.92          1.10           0.38         119
   2003                   6.73      9.15      115,045     0.92          1.09           0.89          71
   2002                   6.22    (24.25)     114,854     0.93          1.10           0.61          11

   CLASS A SHARES
   2006                $  8.76      9.15%   $   2,749     1.17%         1.34%          0.79%         72%
   2005                   8.09     11.32        3,031     1.18          1.43           1.00         101
   2004                   7.34      9.47        3,657     1.17          1.35           0.13         119
   2003                   6.72      8.91        3,233     1.16          1.34           0.61          71
   2002                   6.21    (24.46)       1,729     1.18          1.35           0.36          11

   CLASS B SHARES
   2006                $  8.61      8.63%   $   2,717     1.79%         1.84%          0.17%         72%
   2005                   7.95     10.60        3,044     1.83          1.93           0.42         101
   2004                   7.23      8.60        3,249     1.82          1.85          (0.52)        119
   2003                   6.66      8.20        3,093     1.82          1.84          (0.01)         71
   2002                   6.17    (24.93)       2,701     1.83          1.85          (0.29)         11

   CLASS C SHARES
   2006                $  8.61      8.50%   $     310     1.79%         1.84%          0.17%         72%
   2005                   7.96     10.59          280     1.83          1.93           0.40         101
   2004 (6)               7.24      1.14          277     1.83*         1.88*         (0.60)*       119

--------------------
ENHANCED GROWTH FUND
--------------------

   CLASS A SHARES
   2006 (2)            $  8.05    (13.35)%  $      39     1.35%*        1.49%*        (1.10)%*       53%

   CLASS C SHARES
   2006 (2)            $  8.06    (13.24)%  $      --++   1.47%*        1.49%*        (0.87)%*       53%

   CLASS M SHARES
   2006 (3)            $  8.07     (8.09)%  $ 120,694     0.97%*        0.98%*        (0.46)%*       53%
   2005 (4)               8.78     12.24      129,300     1.00          1.00           0.37           8
   2004 (4)               7.89      7.64       67,200     1.11          1.11          (0.84)         14
   2003 (4)               7.33     52.71       75,000     1.15          1.15          (0.97)         62
   2002 (4)               4.80    (26.15)      49,700     1.18          1.18          (1.09)         18
   2001 (5)               6.50    (35.00)      44,900     1.40*         1.40*         (1.24)*         5

--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2006 (7)            $  8.53     (1.84)%  $  13,422     1.29%*        1.34%*         2.65%*        48%

   CLASS A SHARES
   2006 (2)            $  8.52     (1.27)%  $   1,952     1.69%*        1.84%*         1.88%*        48%

   CLASS C SHARES
   2006 (2)            $  8.49     (1.62)%  $     731     2.28%*        2.33%*         1.23%*        48%

   CLASS M SHARES
   2006 (3)            $  8.52     17.96%   $ 202,134     1.25%*        1.27%*         1.41%*        48%
   2005 (4)               7.54     31.32      170,000     1.45          1.45           1.13          74
   2004 (4)               5.79     21.95      158,800     1.35          1.35           0.92          69
   2003 (4)               4.79     30.12      114,000     1.37          1.37           1.38          39
   2002 (4)               3.70    (13.35)      91,400     1.34          1.34           0.59          69
   2001 (4)               4.27    (29.43)     101,400     1.44          1.44           0.44          90

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *   ANNUALIZED.
 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  #   AMOUNT REPRESENTS LESS THAN $0.01.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++   AMOUNT REPRESENTS LESS THAN $1,000.
(1)   COMMENCED OPERATIONS ON JULY 3, 2006.
(2)   COMMENCED OPERATIONS ON APRIL 3, 2006.
(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(4)   FOR THE YEAR ENDED SEPTEMBER 30.
(5)   COMMENCED OPERATIONS ON MAY 30, 2001.
(6)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.
(7)   COMMENCED OPERATIONS ON APRIL 4, 2006.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           117

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                                   DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                   -----------------------------              ----------------------
                           NET
                          ASSET                     NET REALIZED                                            TOTAL
                          VALUE,       NET         AND UNREALIZED    TOTAL        NET                       FROM
                        BEGINNING   INVESTMENT     GAIN (LOSS) ON    FROM      INVESTMENT    CAPITAL    DIVIDENDS AND  REDEMPTION
                        OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME       GAINS     DISTRIBUTIONS     FEES
--------------------------------------------------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2006                  $   8.61    $  0.009         $  0.170      $  0.179    $ (0.019)     $     --    $ (0.019)     $     --
   2005                      7.50       0.042            1.094         1.136      (0.026)           --      (0.026)           --
   2004                      7.25      (0.012)           0.236         0.224          --            --          --         0.026
   2003                      6.53       0.003            0.722         0.725      (0.005)++         --      (0.005)           --
   2002                      8.68      (0.004)          (2.146)       (2.150)         --            --          --            --

   CLASS A SHARES
   2006                  $   8.48    $ (0.013)        $  0.167      $  0.154    $ (0.004)     $     --    $ (0.004)     $     --
   2005                      7.39       0.022            1.076         1.098      (0.008)           --      (0.008)           --
   2004                      7.15      (0.031)           0.243         0.212          --            --          --         0.028
   2003                      6.47      (0.014)           0.694         0.680          --++          --          --            --
   2002                      8.61      (0.022)          (2.118)       (2.140)         --            --          --            --

   CLASS B SHARES
   2006                  $   8.03    $ (0.064)        $  0.164      $  0.100    $     --      $     --    $     --      $     --
   2005                      7.04      (0.027)           1.017         0.990          --            --          --            --
   2004                      6.86      (0.077)           0.231         0.154          --            --          --         0.026
   2003                      6.24      (0.053)           0.673         0.620          --            --          --            --
   2002                      8.36      (0.069)          (2.051)       (2.120)         --            --          --            --

   CLASS C SHARES
   2006                  $   8.04    $ (0.064)        $  0.164      $  0.100    $     --      $     --    $     --      $     --
   2005                      7.05      (0.027)           1.017         0.990          --            --          --            --
   2004                      6.87      (0.078)           0.227         0.149          --            --          --         0.031
   2003                      6.24      (0.055)           0.685         0.630          --            --          --            --
   2002                      8.37      (0.069)          (2.061)       (2.130)         --            --          --            --

---------------------
LARGE CAP VALUE FUND
---------------------

   FIDUCIARY SHARES
   2006                  $  12.49    $  0.161         $  1.182      $  1.343    $ (0.163)     $     --    $ (0.163)     $     --
   2005                     10.41       0.133            2.077         2.210      (0.130)           --      (0.130)           --
   2004                      8.74       0.100            1.670         1.770      (0.100)           --      (0.100)           --
   2003                      8.25       0.105            0.484         0.589      (0.099)           --      (0.099)           --
   2002                     11.04       0.123           (2.790)       (2.667)     (0.123)           --      (0.123)           --

   CLASS A SHARES
   2006                  $  12.52    $  0.129         $  1.181      $  1.310    $ (0.131)     $     --    $ (0.131)     $  0.001
   2005                     10.43       0.103            2.090         2.193      (0.103)           --      (0.103)           --
   2004                      8.76       0.075            1.671         1.746      (0.076)           --      (0.076)           --
   2003                      8.26       0.085            0.495         0.580      (0.080)           --      (0.080)           --
   2002                     11.06       0.096           (2.796)       (2.700)     (0.100)           --      (0.100)           --

   CLASS B SHARES
   2006                  $  12.35    $  0.047         $  1.163      $  1.210    $ (0.060)     $     --    $ (0.060)     $     --
   2005                     10.31       0.029            2.052         2.081      (0.041)           --      (0.041)           --
   2004                      8.67       0.010            1.653         1.663      (0.023)           --      (0.023)           --
   2003                      8.19       0.032            0.488         0.520      (0.040)           --      (0.040)           --
   2002                     10.97       0.032           (2.764)       (2.732)     (0.048)           --      (0.048)           --

   CLASS C SHARES
   2006                  $  12.32    $  0.046         $  1.166      $  1.212    $ (0.062)     $     --    $ (0.062)     $     --
   2005                     10.28       0.027            2.057         2.084      (0.044)           --      (0.044)           --
   2004                      8.65       0.010            1.649         1.659      (0.029)           --      (0.029)           --
   2003                      8.18       0.035            0.480         0.515      (0.045)           --      (0.045)           --
   2002                     10.96       0.028           (2.757)       (2.729)     (0.051)           --      (0.051)           --

                                                                          RATIO
                                                                       OF EXPENSES
                                                                       TO AVERAGE      RATIO OF
                           NET                   NET                    NET ASSETS        NET
                          ASSET                ASSETS,      RATIO       EXCLUDING     INVESTMENT
                          VALUE,                 END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                           END       TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE   TURNOVER
                        OF PERIOD  RETURN**    (000)      NET ASSETS   OF EXPENSES     NET ASSETS     RATE
                       --------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2006                 $    8.77      2.07%  $ 103,454      0.89%        1.07%          0.10%          68%
   2005                      8.61     15.16     129,824      0.94         1.16           0.53           73
   2004                      7.50      3.45     137,682      0.94         1.13          (0.15)          93
   2003                      7.25     11.11     161,181      0.94         1.12           0.05           57
   2002                      6.53    (24.77)    156,663      0.93         1.10          (0.05)         105

   CLASS A SHARES
   2006                 $    8.63      1.81%  $  15,809      1.14%        1.32%         (0.15)%         68%
   2005                      8.48     14.86      17,377      1.19         1.41           0.29           73
   2004                      7.39      3.36      18,845      1.19         1.38          (0.40)          93
   2003                      7.15     10.51      18,858      1.20         1.37          (0.22)          57
   2002                      6.47    (24.85)     12,214      1.18         1.35          (0.28)         105

   CLASS B SHARES
   2006                 $    8.13      1.25%  $   7,519      1.76%        1.83%         (0.77)%         68%
   2005                      8.03     14.06       9,259      1.84         1.91          (0.37)          73
   2004                      7.04      2.62      10,003      1.84         1.88          (1.05)          93
   2003                      6.86      9.94      10,558      1.85         1.87          (0.85)          57
   2002                      6.24    (25.36)     10,322      1.83         1.86          (0.94)         105

   CLASS C SHARES
   2006                 $    8.14      1.24%  $   1,304      1.76%        1.83%         (0.77)%         68%
   2005                      8.04     14.04       1,422      1.84         1.91          (0.36)          73
   2004                      7.05      2.62       1,543      1.84         1.88          (1.05)          93
   2003                      6.87     10.10       1,223      1.85         1.87          (0.87)          57
   2002                      6.24    (25.45)        736      1.83         1.86          (0.94)         105

--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2006                 $   13.67     10.82%  $ 168,092      0.92%        1.08%          1.23%          81%
   2005                     12.49     21.35     123,343      0.93         1.17           1.15           99
   2004                     10.41     20.32      87,181      0.93         1.12           1.00           86
   2003                      8.74      7.26      65,363      0.93         1.11           1.30          337
   2002                      8.25    (24.31)     78,479      0.92         1.09           1.24          226

   CLASS A SHARES
   2006                 $   13.70     10.52%  $ 134,433      1.17%        1.32%          0.98%          81%
   2005                     12.52     21.12      62,537      1.18         1.42           0.89           99
   2004                     10.43     19.98      33,442      1.18         1.37           0.75           86
   2003                      8.76      7.12      29,036      1.18         1.36           1.05          337
   2002                      8.26    (24.55)     31,773      1.17         1.34           0.98          226

   CLASS B SHARES
   2006                 $   13.50      9.81%  $   3,042      1.79%        1.84%          0.36%          81%
   2005                     12.35     20.22       3,996      1.83         1.92           0.26           99
   2004                     10.31     19.20       3,640      1.83         1.87           0.10           86
   2003                      8.67      6.41       2,005      1.83         1.86           0.40          337
   2002                      8.19    (24.97)      2,164      1.82         1.85           0.32          226

   CLASS C SHARES
   2006                 $   13.47      9.86%  $   5,927      1.79%        1.84%          0.36%          81%
   2005                     12.32     20.31       4,578      1.83         1.92           0.23           99
   2004                     10.28     19.20       1,769      1.85         1.90           0.10           86
   2003                      8.65      6.36         168      1.83         1.86           0.43          337
   2002                      8.18    (24.97)         46      1.82         1.85           0.29          226

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

118                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                   DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                   -----------------------------              ----------------------
                           NET
                          ASSET                     NET REALIZED                                            TOTAL
                          VALUE,       NET         AND UNREALIZED    TOTAL        NET                       FROM
                        BEGINNING   INVESTMENT     GAIN (LOSS) ON    FROM      INVESTMENT    CAPITAL    DIVIDENDS AND  REDEMPTION
                        OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME       GAINS     DISTRIBUTIONS     FEES
--------------------------------------------------------------------------------------------------------------------------------
---------------------
SMALL CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2006                  $  14.66    $ (0.128)        $ (0.430)     $ (0.558)   $     --      $ (0.832)   $ (0.832)     $     --
   2005                     11.81      (0.160)           3.030         2.870          --        (0.020)     (0.020)           --
   2004                     11.74      (0.177)           0.439         0.262          --        (0.192)     (0.192)           --
   2003 (1)                 10.00      (0.034)           1.774         1.740          --            --          --            --

   CLASS A SHARES
   2006                  $  14.59    $ (0.165)        $ (0.434)     $ (0.599)   $     --      $ (0.832)   $ (0.832)     $  0.001
   2005                     11.78      (0.192)           3.022         2.830          --        (0.020)     (0.020)           --
   2004                     11.74      (0.209)           0.441         0.232          --        (0.192)     (0.192)           --
   2003 (1)                 10.00      (0.040)           1.780         1.740          --            --          --            --

   CLASS B SHARES
   2006                  $  14.39    $ (0.252)        $ (0.416)     $ (0.668)   $     --      $ (0.832)   $ (0.832)     $     --
   2005                     11.69      (0.273)           2.993         2.720          --        (0.020)     (0.020)           --
   2004                     11.73      (0.294)           0.446         0.152          --        (0.192)     (0.192)           --
   2003 (1)                 10.00      (0.056)           1.786         1.730          --            --          --            --

   CLASS C SHARES
   2006                  $  14.39    $ (0.250)        $ (0.418)     $ (0.668)   $     --      $ (0.832)   $ (0.832)     $     --
   2005                     11.69      (0.274)           2.994         2.720          --        (0.020)     (0.020)           --
   2004                     11.73      (0.292)           0.444         0.152          --        (0.192)     (0.192)           --
   2003 (1)                 10.00      (0.058)           1.788         1.730          --            --          --            --

--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2006                  $  19.55    $  0.115         $ (0.156)     $ (0.041)   $ (0.080)     $ (1.309)   $ (1.389)     $     --
   2005                     16.05       0.078            4.474         4.552      (0.019)       (1.033)     (1.052)           --
   2004                     13.53       0.037            2.758         2.795      (0.072)       (0.203)     (0.275)           --
   2003                     11.25       0.074            2.227         2.301      (0.021)           --      (0.021)           --
   2002                     11.85       0.006           (0.022)       (0.016)         --        (0.584)     (0.584)           --

   CLASS A SHARES
   2006                  $  19.21    $  0.068         $ (0.145)     $ (0.077)   $ (0.054)     $ (1.309)   $ (1.363)     $     --
   2005                     15.82       0.033            4.403         4.436      (0.013)       (1.033)     (1.046)           --
   2004                     13.36      (0.005)           2.726         2.721      (0.058)       (0.203)     (0.261)           --
   2003                     11.13       0.047            2.194         2.241      (0.011)           --      (0.011)           --
   2002                     11.76      (0.023)          (0.023)       (0.046)         --        (0.584)     (0.584)           --

   CLASS B SHARES
   2006                  $  18.51    $ (0.043)        $ (0.148)     $ (0.191)   $     --      $ (1.309)   $ (1.309)     $     --
   2005                     15.36      (0.074)           4.263         4.189      (0.006)       (1.033)     (1.039)           --
   2004                     13.03      (0.101)           2.658         2.557      (0.024)       (0.203)     (0.227)           --
   2003                     10.93      (0.027)           2.127         2.100          --            --          --            --
   2002                     11.63      (0.095)          (0.021)       (0.116)         --        (0.584)     (0.584)           --

   CLASS C SHARES
   2006                  $  18.43    $ (0.044)        $ (0.137)     $ (0.181)   $     --      $ (1.309)   $ (1.309)     $     --
   2005                     15.31      (0.076)           4.235         4.159      (0.006)       (1.033)     (1.039)           --
   2004                     12.99      (0.111)           2.662         2.551      (0.028)       (0.203)     (0.231)           --
   2003                     10.90      (0.026)           2.116         2.090          --            --          --            --
   2002                     11.60      (0.087)          (0.029)       (0.116)         --        (0.584)     (0.584)           --

                                                                           RATIO
                                                                         OF EXPENSES
                                                                         TO AVERAGE     RATIO OF
                           NET                    NET                    NET ASSETS        NET
                          ASSET                 ASSETS,      RATIO       EXCLUDING      INVESTMENT
                          VALUE,                  END     OF EXPENSES   FEE WAIVERS    INCOME (LOSS)  PORTFOLIO
                           END       TOTAL     OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE   TURNOVER
                        OF PERIOD  RETURN**      (000)     NET ASSETS   OF EXPENSES     NET ASSETS     RATE
                       ---------------------------------------------------------------------------------------
---------------------
SMALL CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2006                 $   13.27     (4.16)%  $  24,694      1.45%         1.62%        (0.87)%        227%
   2005                     14.66     24.31       27,941      1.50          1.88         (1.22)         181
   2004                     11.81      2.08       26,971      1.47          1.66         (1.35)         125
   2003 (1)                 11.74     17.40        7,238      1.49*         1.67*        (1.15)*         25

   CLASS A SHARES
   2006                 $   13.16     (4.46)%  $   4,153      1.72%         1.90%        (1.14)%        227%
   2005                     14.59     24.03        4,535      1.75          2.13         (1.47)         181
   2004                     11.78      1.82        3,647      1.72          1.91         (1.60)         125
   2003 (1)                 11.74     17.40        4,097      1.75*         1.93*        (1.33)*         25

   CLASS B SHARES
   2006                 $   12.89     (5.03)%  $     472      2.33%         2.40%        (1.76)%        227%
   2005                     14.39     23.28          526      2.40          2.63         (2.12)         181
   2004                     11.69      1.13          518      2.37          2.41         (2.25)         125
   2003 (1)                 11.73     17.30           90      2.40*         2.43*        (1.81)*         25

   CLASS C SHARES
   2006                 $   12.89     (5.03)%  $   1,112      2.33%         2.40%        (1.76)%        227%
   2005                     14.39     23.28        1,045      2.40          2.63         (2.12)         181
   2004                     11.69      1.13          941      2.37          2.41         (2.25)         125
   2003 (1)                 11.73     17.30          456      2.40*         2.43*        (1.90)*         25

--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2006                 $   18.12     (0.01)%  $ 164,131      1.32%         1.49%         0.62%          35%
   2005                     19.55     29.10      135,231      1.33          1.55          0.45           27
   2004                     16.05     20.72      101,687      1.32          1.50          0.23           20
   2003                     13.53     20.49       79,222      1.25          1.43          0.64           24
   2002                     11.25      0.10       63,399      1.35          1.52          0.05           99

   CLASS A SHARES
   2006                 $   17.77     (0.21)%  $  64,484      1.57%         1.74%         0.37%          35%
   2005                     19.21     28.78       54,885      1.58          1.80          0.19           27
   2004                     15.82     20.43       36,155      1.57          1.75         (0.02)          20
   2003                     13.36     20.16       23,436      1.48          1.66          0.41           24
   2002                     11.13     (0.16)      15,708      1.60          1.77         (0.19)          99

   CLASS B SHARES
   2006                 $   17.01     (0.87)%  $  13,145      2.18%         2.24%        (0.25)%         35%
   2005                     18.51     28.00       15,753      2.23          2.30         (0.45)          27
   2004                     15.36     19.68       14,079      2.22          2.25         (0.67)          20
   2003                     13.03     19.21       11,367      2.15          2.18         (0.24)          24
   2002                     10.93     (0.79)       9,047      2.25          2.27         (0.82)          99

   CLASS C SHARES
   2006                 $   16.94     (0.82)%  $  18,990      2.18%         2.24%        (0.25)%         35%
   2005                     18.43     27.89       21,157      2.23          2.30         (0.46)          27
   2004                     15.31     19.70       11,926      2.26          2.30         (0.73)          20
   2003                     12.99     19.17        3,473      2.13          2.16         (0.23)          24
   2002                     10.90     (0.79)       2,007      2.25          2.23         (0.76)          99

AMOUNTS DESIGNATE AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *   ANNUALIZED.
 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ FOR THE FIDUCIARY SHARES, REPRESENTS A $0.005 RETURN OF CAPITAL FOR TAX PURPOSES. FOR CLASS A, REPRESENTS A $0.0002 RETURN OF CAPITAL FOR TAX PURPOSES.
(1)   COMMENCED OPERATIONS ON APRIL 28, 2003.




The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           119

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                               DIVIDENDS AND
                                   INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                               -----------------------------               ----------------------
                       NET
                      ASSET                    NET REALIZED                                           TOTAL
                      VALUE,        NET       AND UNREALIZED      TOTAL        NET                    FROM
                    BEGINNING    INVESTMENT   GAIN (LOSS) ON      FROM     INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                    OF PERIOD  INCOME (LOSS)+   INVESTMENTS    OPERATIONS    INCOME      GAINS    DISTRIBUTIONS      FEES
-----------------------------------------------------------------------------------------------------------------------------
-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES
   2006              $ 24.07    $     0.314      $   1.777     $   2.091    $ (0.311)  $ (2.600)     $ (2.911)     $     --
   2005                22.58          0.324          3.368         3.692      (0.340)    (1.862)       (2.202)           --
   2004                20.72          0.277          2.899         3.176      (0.284)    (1.032)       (1.316)           --
   2003                20.05          0.273          1.583         1.856      (0.264)    (0.922)       (1.186)           --
   2002                27.00          0.254         (5.404)       (5.150)     (0.247)    (1.553)       (1.800)           --

   CLASS A SHARES
   2006              $ 24.04    $     0.255      $   1.780     $   2.035    $ (0.255)  $ (2.600)     $ (2.855)     $     --
   2005                22.56          0.266          3.360         3.626      (0.284)    (1.862)       (2.146)           --
   2004                20.71          0.221          2.890         3.111      (0.229)    (1.032)       (1.261)           --
   2003                20.04          0.225          1.584         1.809      (0.217)    (0.922)       (1.139)           --
   2002                26.99          0.195         (5.401)       (5.206)     (0.191)    (1.553)       (1.744)           --

   CLASS B SHARES
   2006              $ 23.79    $     0.114      $   1.746     $   1.860    $ (0.130)  $ (2.600)     $ (2.730)     $     --
   2005                22.35          0.114          3.340         3.454      (0.152)    (1.862)       (2.014)           --
   2004                20.54          0.076          2.862         2.938      (0.096)    (1.032)       (1.128)           --
   2003                19.90          0.101          1.565         1.666      (0.104)    (0.922)       (1.026)           --
   2002                26.81          0.038         (5.341)       (5.303)     (0.054)    (1.553)       (1.607)           --

   CLASS C SHARES
   2006              $ 23.74    $     0.110      $   1.742     $   1.852    $ (0.132)  $ (2.600)     $ (2.732)     $     --
   2005                22.32          0.107          3.331         3.438      (0.156)    (1.862)       (2.018)           --
   2004                20.51          0.077          2.862         2.939      (0.097)    (1.032)       (1.129)           --
   2003                19.87          0.102          1.563         1.665      (0.103)    (0.922)       (1.025)           --
   2002                26.80          0.037         (5.359)       (5.322)     (0.055)    (1.553)       (1.608)           --

------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   CLASS A SHARES
   2006              $ 22.16    $     0.112      $   1.066     $   1.178    $ (0.090)  $ (0.078)     $ (0.168)     $     --
   2005 (1)            20.00          0.082          2.157         2.239      (0.079)        --        (0.079)           --

   CLASS C SHARES
   2006              $ 22.07    $    (0.057)     $   1.063     $   1.006    $ (0.028)  $ (0.078)     $ (0.106)     $     --
   2005 (1)            20.00         (0.070)         2.185         2.115      (0.045)        --        (0.045)           --

------------------------------
GROWTH & INCOME ALLOCATION FUND
------------------------------

   CLASS A SHARES
   2006              $ 21.61    $     0.259      $   0.688     $   0.947    $ (0.240)  $ (0.057)     $ (0.297)     $     --
   2005 (1)            20.00          0.193          1.570         1.763      (0.153)        --        (0.153)           --

   CLASS C SHARES
   2006              $ 21.55    $     0.103      $   0.688     $   0.791    $ (0.104)  $ (0.057)     $ (0.161)     $     --
   2005 (1)            20.00          0.052          1.587         1.639      (0.089)        --        (0.089)           --

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   CLASS A SHARES
   2006              $ 20.73    $     0.434      $   0.205     $   0.639    $ (0.407)  $ (0.012)     $ (0.419)     $     --
   2005 (1)            20.00          0.320          0.617         0.937      (0.207)        --        (0.207)           --

   CLASS C SHARES
   2006              $ 20.66    $     0.308      $   0.183     $   0.491    $ (0.289)  $ (0.012)     $ (0.301)     $     --
   2005 (1)            20.00          0.230          0.591         0.821      (0.161)        --        (0.161)           --


                                                                     RATIO
                                                                  OF EXPENSES
                                                                   TO AVERAGE     RATIO OF
                       NET                  NET                    NET ASSETS       NET
                      ASSET               ASSETS,      RATIO       EXCLUDING     INVESTMENT
                      VALUE,                END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                       END       TOTAL   OF PERIOD   TO AVERAGE  AND REDUCTION   TO AVERAGE     TURNOVER
                    OF PERIOD  RETURN**    (000)     NET ASSETS   OF EXPENSES    NET ASSETS       RATE
---------------------------------------------------------------------------------------------------------
-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES
   2006               $23.25      9.32%  $ 434,080      0.93%          1.08%          1.35%        21%
   2005                24.07     16.96     430,755      0.94           1.13           1.40         18
   2004                22.58     15.69     389,658      0.92           1.11           1.25         20
   2003                20.72     10.00     350,151      0.94           1.11           1.44          6
   2002                20.05    (20.06)    355,004      0.93           1.10           1.06         12

   CLASS A SHARES
   2006               $23.22      9.06%  $  30,047      1.18%          1.34%          1.09%        21%
   2005                24.04     16.64      28,799      1.18           1.38           1.15         18
   2004                22.56     15.36      28,461      1.17           1.36           1.00         20
   2003                20.71      9.74      27,208      1.19           1.36           1.18          6
   2002                20.04    (20.25)     26,595      1.18           1.35           0.81         12

   CLASS B SHARES
   2006               $22.92     8.36%   $   7,471      1.80%          1.84%          0.49%        21%
   2005                23.79     15.95       9,396      1.83           1.88           0.50         18
   2004                22.35     14.59       9,208      1.82           1.86           0.35         20
   2003                20.54      9.00       8,139      1.84           1.86           0.54          6
   2002                19.90    (20.71)      8,427      1.83           1.85           0.16         12

   CLASS C SHARES
   2006               $22.86      8.34%  $   1,442      1.80%          1.84%          0.49%        21%
   2005                23.74     15.90       1,204      1.84           1.88           0.47         18
   2004                22.32     14.62         788      1.82           1.86           0.35         20
   2003                20.51      9.01         776      1.84           1.86           0.54          6
   2002                19.87    (20.79)        845      1.83           1.85           0.15         12

------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   CLASS A SHARES
   2006               $23.17      5.33%  $  30,900      0.82%          1.45%          0.49%        12%
   2005 (1)            22.16     11.21       8,957      0.82*          1.99*          0.48*        55++

   CLASS C SHARES
   2006               $22.97      4.56%  $  16,718      1.53%          1.95%         (0.25)%       12%
   2005 (1)            22.07     10.58       4,574      1.56*          2.44*         (0.41)*       55++

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   CLASS A SHARES
   2006               $22.26      4.41%  $  31,426      0.81%          1.45%          1.17%        13%
   2005 (1)            21.61      8.84      10,158      0.79*          1.93*          1.15*        79++

   CLASS C SHARES
   2006               $22.18      3.68%  $  11,752      1.52%          1.96%          0.47%        13%
   2005 (1)            21.55      8.21       4,580      1.54*          2.36*          0.31*        79++

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   CLASS A SHARES
   2006               $20.95      3.11%  $   3,651      0.87%          1.83%          2.07%        26%
   2005 (1)            20.73      4.70       2,169      0.81*          5.30*          1.95*        94++

   CLASS C SHARES
   2006               $20.85      2.39%  $   2,086      1.59%          2.20%          1.48%        26%
   2005 (1)            20.66      4.12         517      1.56*          5.40*          1.40*        94++

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

120                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                               DIVIDENDS AND
                                   INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                               -----------------------------               ---------------------

                       NET
                      ASSET                    NET REALIZED                                          TOTAL
                      VALUE,        NET       AND UNREALIZED      TOTAL        NET                    FROM
                    BEGINNING    INVESTMENT   GAIN (LOSS) ON      FROM     INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                    OF PERIOD  INCOME (LOSS)+  INVESTMENTS     OPERATIONS    INCOME      GAINS    DISTRIBUTIONS      FEES
-----------------------------------------------------------------------------------------------------------------------------
---------
BOND FUND
---------

   FIDUCIARY SHARES
   2006               $10.75    $     0.496      $  (0.384)    $   0.112    $ (0.512)   $    --      $ (0.512)     $      --
   2005                10.79          0.483         (0.019)        0.464      (0.504)        --        (0.504)            --
   2004                10.80          0.492          0.009         0.501      (0.511)        --        (0.511)            --
   2003                10.68          0.566          0.124         0.690      (0.570)        --        (0.570)            --
   2002                10.88          0.638         (0.204)        0.434      (0.634)        --        (0.634)            --

   CLASS A SHARES
   2006               $10.63    $     0.463      $  (0.387)    $   0.076    $ (0.486)   $    --      $ (0.486)     $      --
   2005                10.67          0.451         (0.013)        0.438      (0.478)        --        (0.478)            --
   2004                10.68          0.459          0.015         0.474      (0.484)        --        (0.484)            --
   2003                10.57          0.541          0.122         0.663      (0.553)        --        (0.553)            --
   2002                10.78          0.626         (0.202)        0.424      (0.634)        --        (0.634)            --

   CLASS B SHARES
   2006               $10.59    $     0.389      $  (0.383)    $   0.006    $ (0.416)   $    --      $ (0.416)     $      --
   2005                10.64          0.371         (0.020)        0.351      (0.401)        --        (0.401)            --
   2004                10.65          0.379          0.015         0.394      (0.404)        --        (0.404)            --
   2003                10.54          0.449          0.127         0.576      (0.466)        --        (0.466)            --
   2002                10.76          0.528         (0.209)        0.319      (0.539)        --        (0.539)            --

   CLASS C SHARES
   2006               $10.57    $     0.423      $  (0.384)    $   0.039    $ (0.439)   $    --      $ (0.439)     $      --
   2005                10.62          0.398         (0.018)        0.380      (0.430)        --        (0.430)            --
   2004 (2)            10.80          0.288         (0.158)        0.130      (0.310)        --        (0.310)            --

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2006               $10.12    $     0.370      $  (0.208)    $   0.162    $ (0.372)   $(0.100)     $ (0.472)     $      --
   2005                10.32          0.381         (0.099)        0.282      (0.382)    (0.100)       (0.482)            --
   2004                10.35          0.386         (0.006)        0.380      (0.390)    (0.020)       (0.410)            --
   2003                10.48          0.387         (0.119)        0.268      (0.386)    (0.012)       (0.398)            --
   2002                10.32          0.402          0.192         0.594      (0.400)    (0.034)       (0.434)            --

   CLASS A SHARES
   2006               $10.08    $     0.344      $  (0.207)    $   0.137    $ (0.347)   $(0.100)     $ (0.447)     $      --
   2005                10.28          0.354         (0.098)        0.256      (0.356)    (0.100)       (0.456)            --
   2004                10.31          0.358         (0.004)        0.354      (0.364)    (0.020)       (0.384)            --
   2003                10.44          0.371         (0.118)        0.253      (0.371)    (0.012)       (0.383)            --
   2002                10.28          0.401          0.193         0.594      (0.400)    (0.034)       (0.434)            --

   CLASS B SHARES
   2006               $10.08    $     0.272      $  (0.214)    $   0.058    $ (0.278)   $(0.100)     $ (0.378)     $      --
   2005                10.28          0.277         (0.096)        0.181      (0.281)    (0.100)       (0.381)            --
   2004                10.31          0.280         (0.004)        0.276      (0.286)    (0.020)       (0.306)            --
   2003                10.44          0.280         (0.113)        0.167      (0.285)    (0.012)       (0.297)            --
   2002                10.29          0.297          0.192         0.489      (0.305)    (0.034)       (0.339)            --

   CLASS C SHARES
   2006               $10.06    $     0.296      $  (0.206)    $   0.090    $ (0.300)   $(0.100)     $ (0.400)     $      --
   2005                10.27          0.302         (0.104)        0.198      (0.308)    (0.100)       (0.408)            --
   2004 (2)            10.50          0.209         (0.201)        0.008      (0.218)    (0.020)       (0.238)            --

                                                                     RATIO
                                                                  OF EXPENSES
                                                                   TO AVERAGE     RATIO OF
                       NET                  NET                    NET ASSETS        NET
                      ASSET               ASSETS,      RATIO       EXCLUDING      INVESTMENT
                      VALUE,                END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                       END      TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION   TO AVERAGE     TURNOVER
                    OF PERIOD  RETURN**    (000)     NET ASSETS   OF EXPENSES     NET ASSETS     RATE
---------------------------------------------------------------------------------------------------------
---------
BOND FUND
---------

   FIDUCIARY SHARES
   2006              $  10.35     1.08%  $ 396,003      0.74%          0.99%          4.71%       20%
   2005                 10.75     4.35     429,614      0.75           1.04           4.44        11
   2004                 10.79     4.68     451,384      0.75           1.01           4.49        45
   2003                 10.80     6.51     505,755      0.74           0.99           5.15        58
   2002                 10.68     4.09     485,274      0.75           1.00           5.89        18

   CLASS A SHARES
   2006              $  10.22     0.75%  $  35,511      0.99%          1.24%          4.45%       20%
   2005                 10.63     4.15      44,289      1.00           1.29           4.19        11
   2004                 10.67     4.47      47,039      1.00           1.26           4.24        45
   2003                 10.68     6.32      56,529      0.91           1.24           4.98        58
   2002                 10.57     4.03      52,683      0.75           1.25           5.86        18

   CLASS B SHARES
   2006              $  10.18     0.06%  $   6,926      1.69%          1.74%          3.75%       20%
   2005                 10.59     3.32       8,093      1.73           1.79           3.46        11
   2004                 10.64     3.71       9,603      1.73           1.76           3.51        45
   2003                 10.65     5.49      12,157      1.72           1.74           4.14        58
   2002                 10.54     3.03       8,209      1.73           1.75           4.95        18

   CLASS C SHARES
   2006              $  10.17     0.39%  $      91      1.43%          1.49%          4.10%       20%
   2005                 10.57     3.61          37      1.48           1.55           3.73        11
   2004 (2)             10.62     1.21          13      1.53*          1.58*          3.99*       45

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2006              $   9.81     1.65%  $  95,266      0.50%          1.00%          3.72%        5%
   2005                 10.12     2.74     102,059      0.50           1.07           3.69         6
   2004                 10.32     3.68     120,494      0.50           1.02           3.68         1
   2003                 10.35     2.55     139,051      0.49           1.02           3.65         3
   2002                 10.48     5.89     123,702      0.47           0.99           3.88         2

   CLASS A SHARES
   2006              $   9.77     1.40%  $  37,472      0.75%          1.25%          3.47%        5%
   2005                 10.08     2.50      54,030      0.75           1.32           3.44         6
   2004                 10.28     3.44      62,762      0.75           1.27           3.43         1
   2003                 10.31     2.41      91,632      0.64           1.27           3.51         3
   2002                 10.44     5.91      99,166      0.47           1.25           3.88         2

   CLASS B SHARES
   2006              $   9.76     0.60%  $   5,345      1.46%          1.75%          2.75%        5%
   2005                 10.08     1.75       6,357      1.50           1.81           2.69         6
   2004                 10.28     2.67       7,448      1.50           1.77           2.68         1
   2003                 10.31     1.58       9,652      1.49           1.77           2.65         3
   2002                 10.44     4.84       7,419      1.47           1.76           2.88         2

   CLASS C SHARES
   2006              $   9.75     0.93%  $     540      1.22%          1.50%          3.00%        5%
   2005                 10.06     1.92         928      1.25           1.57           2.95         6
   2004 (2)             10.27     0.07         548      1.25*          1.53*          3.00*        1

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *   ANNUALIZED.
 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++ IN ORDER TO CONFORM WITH THE 2006 PRESENTATION, PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 4%, 7% AND 8% FOR THE CAPITAL GROWTH ALLOCATION FUND, THE GROWTH & INCOME ALLOCATION FUND AND THE INCOME PLUS ALLOCATION FUND, RESPECTIVELY.
(1)   COMMENCED OPERATIONS ON OCTOBER 12, 2004.
(2)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           121

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                                DIVIDENDS AND
                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                 ---------------------------                ----------------------
                        NET
                       ASSET                   NET REALIZED                                              TOTAL
                       VALUE,       NET       AND UNREALIZED     TOTAL         NET                       FROM
                     BEGINNING   INVESTMENT   GAIN (LOSS) ON     FROM       INVESTMENT    CAPITAL    DIVIDENDS AND   REDEMPTION
                     OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME       GAINS     DISTRIBUTIONS      FEES
--------------------------------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

  FIDUCIARY SHARES
  2006                $  11.25    $ 0.442       $ (0.231)       $ 0.211      $ (0.451)   $ (0.090)     $ (0.541)       $    --
  2005                   11.52      0.459         (0.182)         0.277        (0.459)     (0.088)       (0.547)            --
  2004                   11.61      0.474         (0.106)         0.368        (0.457)     (0.001)       (0.458)            --
  2003 (1)               11.56      0.357          0.040          0.397        (0.347)         --        (0.347)            --

  CLASS A SHARES
  2006                $  11.25    $ 0.414       $ (0.230)       $ 0.184      $ (0.424)   $ (0.090)     $ (0.514)       $    --
  2005                   11.52      0.431         (0.182)         0.249        (0.431)     (0.088)       (0.519)            --
  2004                   11.61      0.444         (0.104)         0.340        (0.429)     (0.001)       (0.430)            --
  2003 (1)               11.56      0.334          0.037          0.371        (0.321)         --        (0.321)            --

  CLASS C SHARES
  2006                $  11.44    $ 0.368       $ (0.230)       $ 0.138      $ (0.368)   $ (0.090)     $ (0.458)       $    --
  2005                   11.54      0.381         (0.018)         0.363        (0.375)     (0.088)       (0.463)            --
  2004 (2)               11.78      0.343         (0.315)         0.028        (0.267)     (0.001)       (0.268)            --

--------------------
SHORT TERM BOND FUND
--------------------

  FIDUCIARY SHARES
  2006                $   9.84    $ 0.346       $ (0.085)       $ 0.261      $ (0.341)   $     --      $ (0.341)        $   --
  2005 (3)               10.00      0.209         (0.176)         0.033        (0.193)         --        (0.193)            --

  CLASS A SHARES
  2006                $   9.84    $ 0.319       $ (0.082)       $ 0.237      $ (0.317)   $     --      $ (0.317)        $   --
  2005 (3)               10.00      0.214         (0.198)         0.016        (0.176)         --        (0.176)            --

  CLASS C SHARES
  2006                $   9.92    $ 0.277       $ (0.084)       $ 0.193      $ (0.273)   $     --      $ (0.273)        $   --
  2005 (4)                9.95      0.163         (0.093)         0.070        (0.100)         --        (0.100)            --

                                                                           RATIO
                                                                        OF EXPENSES
                                                                         TO AVERAGE      RATIO OF
                        NET                    NET                       NET ASSETS         NET
                       ASSET                 ASSETS,        RATIO        EXCLUDING      INVESTMENT
                       VALUE,                  END       OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                        END       TOTAL     OF PERIOD     TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                     OF PERIOD   RETURN**     (000)       NET ASSETS    OF EXPENSES      NET ASSETS       RATE
-----------------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

  FIDUCIARY SHARES
  2006                $ 10.92      1.94%     $ 75,401       0.28%           1.00%           4.00%           7%
  2005                  11.25      2.42        90,137       0.28            1.07            4.01           14
  2004                  11.52      3.18        97,721       0.28            1.02            4.04            2
  2003 (1)              11.61      3.42        72,718       0.28*           1.01*           3.85*           4

  CLASS A SHARES
  2006                $ 10.92      1.69%     $  2,923       0.53%           1.25%           3.74%           7%
  2005                  11.25      2.17         3,719       0.53            1.32            3.76           14
  2004                  11.52      2.93         4,698       0.53            1.27            3.79            2
  2003 (1)              11.61      3.20         2,674       0.53*           1.26*           3.59*           4

  CLASS C SHARES
  2006                $ 11.12      1.24%     $     25       1.00%           1.51%           3.27%           7%
  2005                  11.44      3.15            50       1.03            1.59            3.30           14
  2004 (2)              11.54      0.23            --++     0.67*           0.67*           4.30*           2

--------------------
SHORT TERM BOND FUND
--------------------

  FIDUCIARY SHARES
  2006                $  9.76      2.71%     $ 36,497       0.65%           0.92%           3.54%          27%
  2005 (3)               9.84      0.34        24,545       0.65*           1.11*           2.86*           9

  CLASS A SHARES
  2006                $  9.76      2.46%     $  1,113       0.90%           1.21%           3.26%          27%
  2005 (3)               9.84      0.17         1,439       0.91*           1.39*           2.93*           9

  CLASS C SHARES
  2006                $  9.84      1.98%     $  2,509       1.37%           1.47%           2.80%          27%
  2005 (4)               9.92      0.61            15       1.38*           1.57*           2.43*           9




        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

122                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                DIVIDENDS AND
                                    INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                 ---------------------------                ----------------------
                        NET
                       ASSET                   NET REALIZED                                              TOTAL
                       VALUE,       NET       AND UNREALIZED      TOTAL        NET                       FROM
                     BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT    CAPITAL    DIVIDENDS AND   REDEMPTION
                     OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME       GAINS     DISTRIBUTIONS      FEES
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

  FIDUCIARY SHARES
  2006                $ 1.00      $ 0.025        $    --        $ 0.025      $ (0.025)   $     --      $ (0.025)       $    --
  2005                  1.00        0.014             --          0.014        (0.014)         --        (0.014)            --
  2004                  1.00        0.006             --          0.006        (0.006)         --        (0.006)            --
  2003                  1.00        0.008             --          0.008        (0.008)         --        (0.008)            --
  2002                  1.00        0.013             --          0.013        (0.013)         --        (0.013)            --

  CLASS A SHARES
  2006                $ 1.00      $ 0.023        $    --        $ 0.023      $ (0.023)   $     --      $ (0.023)       $    --
  2005                  1.00        0.012             --          0.012        (0.012)         --        (0.012)            --
  2004                  1.00        0.003             --          0.003        (0.003)         --        (0.003)            --
  2003                  1.00        0.006             --          0.006        (0.006)         --        (0.006)            --
  2002                  1.00        0.010             --          0.010        (0.010)         --        (0.010)            --

  CLASS S SHARES
  2006                $ 1.00      $ 0.020        $    --        $ 0.020      $ (0.020)   $     --      $ (0.020)       $    --
  2005                  1.00        0.009             --          0.009        (0.009)         --        (0.009)            --
  2004                  1.00        0.001             --          0.001        (0.001)         --        (0.001)            --
  2003                  1.00        0.003             --          0.003        (0.003)         --        (0.003)            --
  2002                  1.00        0.007             --          0.007        (0.007)         --        (0.007)            --

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

  FIDUCIARY SHARES
  2006                $ 1.00      $ 0.039        $    --        $ 0.039      $ (0.039)   $     --      $ (0.039)       $    --
  2005                  1.00        0.019             --          0.019        (0.019)         --        (0.019)            --
  2004                  1.00        0.006             --          0.006        (0.006)         --        (0.006)            --
  2003                  1.00        0.010             --          0.010        (0.010)         --        (0.010)            --
  2002                  1.00        0.021             --          0.021        (0.021)         --        (0.021)            --

  CLASS A SHARES
  2006                $ 1.00      $ 0.037        $    --        $ 0.037      $ (0.037)   $     --      $ (0.037)       $    --
  2005                  1.00        0.017             --          0.017        (0.017)         --        (0.017)            --
  2004                  1.00        0.004             --          0.004        (0.004)         --        (0.004)            --
  2003                  1.00        0.007             --          0.007        (0.007)         --        (0.007)            --
  2002                  1.00        0.018             --          0.018        (0.018)         --        (0.018)            --

  CLASS S SHARES
  2006                $ 1.00      $ 0.033        $ 0.001        $ 0.034      $ (0.034)   $     --      $ (0.034)       $    --
  2005                  1.00        0.014             --          0.014        (0.014)         --        (0.014)            --
  2004                  1.00        0.001             --          0.001        (0.001)         --        (0.001)            --
  2003                  1.00        0.004             --          0.004        (0.004)         --        (0.004)            --
  2002                  1.00        0.015             --          0.015        (0.015)         --        (0.015)            --

                                                                           RATIO
                                                                        OF EXPENSES
                                                                         TO AVERAGE       RATIO OF
                        NET                     NET                     NET ASSETS          NET
                       ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                       VALUE,                   END      OF EXPENSES    FEE WAIVERS        INCOME
                        END       TOTAL      OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE
                     OF PERIOD   RETURN**      (000)      NET ASSETS    OF EXPENSES      NET ASSETS
----------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

  FIDUCIARY SHARES
  2006                $ 1.00       2.57%    $  176,711       0.48%          0.79%           2.53%
  2005                  1.00       1.46        188,716       0.45           0.82            1.44
  2004                  1.00       0.58        205,576       0.42           0.81            0.57
  2003                  1.00       0.81        253,367       0.42           0.79            0.80
  2002                  1.00       1.27        275,530       0.42           0.79            1.28

  CLASS A SHARES
  2006                $ 1.00       2.32%    $  278,442       0.73%          1.03%           2.30%
  2005                  1.00       1.21        268,133       0.70           1.07            1.19
  2004                  1.00       0.33        274,403       0.67           1.06            0.32
  2003                  1.00       0.56        271,089       0.67           1.04            0.55
  2002                  1.00       1.02        244,693       0.67           1.04            1.01

  CLASS S SHARES
  2006                $ 1.00       2.05%    $   40,753       0.99%          1.09%           2.03%
  2005                  1.00       0.90         37,543       1.00           1.12            0.92
  2004                  1.00       0.07         33,091       0.92           1.11            0.07
  2003                  1.00       0.29         43,870       0.94           1.09            0.29
  2002                  1.00       0.72         65,360       0.97           1.09            0.75

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

  FIDUCIARY SHARES
  2006                $ 1.00       4.02%    $1,923,511       0.52%          0.79%           3.93%
  2005                  1.00       1.94      2,118,149       0.53           0.81            1.91
  2004                  1.00       0.64      2,039,495       0.52           0.81            0.63
  2003                  1.00       1.00      1,880,002       0.53           0.80            1.01
  2002                  1.00       2.08      2,135,421       0.52           0.80            2.07

  CLASS A SHARES
  2006                $ 1.00       3.76%    $  724,910       0.77%          1.04%           3.74%
  2005                  1.00       1.69        556,443       0.78           1.06            1.67
  2004                  1.00       0.39        543,320       0.77           1.06            0.38
  2003                  1.00       0.75        634,443       0.78           1.05            0.76
  2002                  1.00       1.83        724,983       0.77           1.05            1.85

  CLASS S SHARES
  2006                $ 1.00       3.49%    $  464,413       1.05%          1.10%           3.29%
  2005                  1.00       1.39        645,362       1.08           1.11            1.37
  2004                  1.00       0.09        750,722       1.07           1.11            0.08
  2003                  1.00       0.45        985,564       1.08           1.10            0.47
  2002                  1.00       1.52      1,337,571       1.07           1.10            1.55

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *   ANNUALIZED.
 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++   AMOUNT REPRESENTS LESS THAN $1,000.
(1)   COMMENCED OPERATIONS ON OCTOBER 18, 2002.
(2)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.
(3)   COMMENCED OPERATIONS ON NOVEMBER 2, 2004.
(4)   COMMENCED OPERATIONS ON NOVEMBER 29, 2004.




The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           123

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31,

                                                                           DIVIDENDS AND
                                   INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                                --------------------------              -------------------
                        NET
                       ASSET                 NET REALIZED                                        TOTAL
                       VALUE,       NET     AND UNREALIZED     TOTAL        NET                  FROM
                     BEGINNING  INVESTMENT  GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
                     OF PERIOD   INCOME+      INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2006               $  1.00    $  0.039      $      --     $  0.039    $ (0.039)   $  --     $  (0.039)
   2005                  1.00       0.018             --        0.018      (0.018)      --        (0.018)
   2004                  1.00       0.006             --        0.006      (0.006)      --        (0.006)
   2003                  1.00       0.009             --        0.009      (0.009)      --        (0.009)
   2002                  1.00       0.019             --        0.019      (0.019)      --        (0.019)

   CLASS A SHARES
   2006               $  1.00    $  0.036      $      --     $  0.036    $ (0.036)   $  --     $  (0.036)
   2005                  1.00       0.015          0.001        0.016      (0.016)      --        (0.016)
   2004                  1.00       0.003             --        0.003      (0.003)      --        (0.003)
   2003                  1.00       0.007             --        0.007      (0.007)      --        (0.007)
   2002                  1.00       0.017             --        0.017      (0.017)      --        (0.017)

   CLASS B SHARES
   2006               $  1.00    $  0.028      $   0.001     $  0.029    $ (0.029)   $  --     $  (0.029)
   2005                  1.00       0.008          0.001        0.009      (0.009)      --        (0.009)
   2004                  1.00       0.001             --        0.001      (0.001)      --        (0.001)
   2003                  1.00       0.001             --        0.001      (0.001)      --        (0.001)
   2002                  1.00       0.009             --        0.009      (0.009)      --        (0.009)

   CLASS C SHARES
   2006 (1)           $  1.00    $  0.025      $  (0.001)    $  0.024    $ (0.024)   $  --     $  (0.024)

   CLASS S SHARES
   2006               $  1.00    $  0.034      $  (0.001)    $  0.033    $ (0.033)   $  --     $  (0.033)
   2005                  1.00       0.014         (0.001)       0.013      (0.013)      --        (0.013)
   2004                  1.00       0.001             --        0.001      (0.001)      --        (0.001)
   2003                  1.00       0.004             --        0.004      (0.004)      --        (0.004)
   2002                  1.00       0.014             --        0.014      (0.014)      --        (0.014)

------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2006               $  1.00    $   0.035     $      --     $  0.035    $ (0.035)   $  --     $  (0.035)
   2005                  1.00        0.016            --        0.016      (0.016)      --        (0.016)
   2004                  1.00        0.005            --        0.005      (0.005)      --        (0.005)
   2003                  1.00        0.009            --        0.009      (0.009)      --        (0.009)
   2002                  1.00        0.019            --        0.019      (0.019)      --        (0.019)

   CLASS A SHARES
   2006               $  1.00    $   0.032     $   0.001     $  0.033    $ (0.033)   $  --     $  (0.033)
   2005                  1.00        0.014            --        0.014      (0.014)      --        (0.014)
   2004                  1.00        0.002            --        0.002      (0.002)      --        (0.002)
   2003                  1.00        0.006            --        0.006      (0.006)      --        (0.006)
   2002                  1.00        0.017            --        0.017      (0.017)      --        (0.017)

   CLASS S SHARES
   2006               $  1.00    $   0.030     $      --     $  0.030    $ (0.030)   $  --     $  (0.030)
   2005                  1.00        0.011            --        0.011      (0.011)      --        (0.011)
   2004                  1.00        0.001            --        0.001      (0.001)      --        (0.001)
   2003                  1.00        0.004            --        0.004      (0.004)      --        (0.004)
   2002                  1.00        0.014            --        0.014      (0.014)      --        (0.014)

                                                                                 RATIO
                                                                              OF EXPENSES
                                                                               TO AVERAGE    RATIO OF
                                    NET                 NET                    NET ASSETS      NET
                                   ASSET              ASSETS,      RATIO       EXCLUDING    INVESTMENT
                                   VALUE,               END     OF EXPENSES   FEE WAIVERS     INCOME
                     REDEMPTION     END      TOTAL   OF PERIOD   TO AVERAGE  AND REDUCTION  TO AVERAGE
                        FEES     OF PERIOD  RETURN*    (000)     NET ASSETS   OF EXPENSES   NET ASSETS
------------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2006                $  --      $  1.00     3.93%  $ 506,572      0.53%         0.79%        3.88%
   2005                   --         1.00     1.86     437,804      0.53          0.82         1.83
   2004                   --         1.00     0.57     386,661      0.53          0.82         0.57
   2003                   --         1.00     0.92     570,998      0.53          0.80         0.91
   2002                   --         1.00     1.93     575,014      0.52          0.80         1.89

   CLASS A SHARES
   2006                $  --      $  1.00     3.67%  $  32,754      0.78%         1.04%        3.61%
   2005                   --         1.00     1.61      33,440      0.78          1.07         1.55
   2004                   --         1.00     0.32      42,134      0.78          1.07         0.32
   2003                   --         1.00     0.67      34,513      0.78          1.05         0.68
   2002                   --         1.00     1.67      43,701      0.77          1.05         1.68

   CLASS B SHARES
   2006                $  --      $  1.00     2.93%  $     780      1.50%         1.54%        2.83%
   2005                   --         1.00     0.87       1,178      1.51          1.57         0.79
   2004                   --         1.00     0.05       1,684      1.05          1.57         0.05
   2003                   --         1.00     0.12       2,255      1.32          1.55         0.11
   2002                   --         1.00     0.92       2,020      1.52          1.55         0.84

   CLASS C SHARES
   2006 (1)            $  --      $  1.00     2.40%  $      61      1.23%         1.29%        3.80%

   CLASS S SHARES
   2006                $  --      $  1.00     3.40%  $  93,026      1.04%         1.09%        3.41%
   2005                   --         1.00     1.31      58,602      1.08          1.12         1.38
   2004                   --         1.00     0.06      32,923      1.04          1.12         0.06
   2003                   --         1.00     0.38      61,240      1.07          1.10         0.42
   2002                   --         1.00     1.37     101,192      1.07          1.09         1.44

------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2006                $  --      $  1.00     3.58%  $ 391,906      0.52%         0.78%        3.54%
   2005                   --         1.00     1.65     406,281      0.53          0.82         1.60
   2004                   --         1.00     0.50     415,385      0.52          0.81         0.47
   2003                   --         1.00     0.89     528,462      0.53          0.80         0.88
   2002                   --         1.00     1.92     485,283      0.49          0.80         1.89

   CLASS A SHARES
   2006                $  --      $  1.00     3.32%  $ 177,512      0.78%         1.04%        3.20%
   2005                   --         1.00     1.40     201,034      0.78          1.07         1.39
   2004                   --         1.00     0.25     164,225      0.77          1.06         0.22
   2003                   --         1.00     0.64     186,891      0.78          1.05         0.65
   2002                   --         1.00     1.67     226,456      0.74          1.05         1.69

   CLASS S SHARES
   2006                $  --      $  1.00     3.04%  $ 231,826      1.04%         1.09%        3.01%
   2005                   --         1.00     1.09     259,991      1.08          1.12         1.09
   2004                   --         1.00     0.08     265,195      0.94          1.11         0.05
   2003                   --         1.00     0.36     383,537      1.06          1.10         0.40
   2002                   --         1.00     1.36     639,187      1.04          1.09         1.37

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1)   COMMENCED OPERATIONS ON DECEMBER 1, 2005.




        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

124                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2006

1. ORGANIZATION

HighMark Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-two funds: the Balanced Fund, the Cognitive Value Fund, the Core Equity Fund, the Enhanced Growth Fund, the International Opportunities Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Value Momentum Fund, the Small Cap Advantage Fund, the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund and the Short Term Bond Fund (collectively the "Non-Money Market Funds"), the California Tax-Free Money Market Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund (collectively the "Money Market Funds"), the Capital Growth Allocation Fund, the Growth & Income Allocation Fund and the Income Plus Allocation Fund, (collectively the "Asset Allocation Funds") (the Non-Money Market Funds, the Money Market Funds and the Asset Allocation Funds are collectively the "Funds" and each is a "Fund"). Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A, Class B and Class C shares (collectively called the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The Small Cap Advantage Fund has not commenced operations as of July 31, 2006.

On January 31, 2004, the Class B Shares of the Funds were closed to purchases by new and existing investors. Existing investors, however, may still exchange Shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from estimates.

SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in mutual funds are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           125

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2006

consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator") a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the "Sub-Administrator") monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Sub-Administrator and approved by the Board, the Sub-Administrator notifies the Adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

The International Opportunities Fund, which holds international securities, also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Opportunities Fund, which invests in international securities, are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Opportunities Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of July 31, 2006, the International Opportunities Fund did not have any forward foreign currency contracts outstanding.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser, are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the

--------------------------------------------------------------------------------

126                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]



counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectus. The risk in purchasing options is limited to the premium paid.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price falls (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs (see Note 8).

FUTURES CONTRACTS - The Balanced and Core Equity Funds utilized futures contracts during the year ended July 31, 2006. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of July 31, 2006, there were no open futures contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially invested in that security. As of July 31, 2006, there were no when-issued securities held by the Funds.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets. In addition to the Funds' direct expenses as described above, Fund shareholders of the Asset Allocation Funds also bear indirectly a proportionate share of their underlying Funds' expenses.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Non-Money Market Funds may periodically declare and pay dividends from net investment income. Each of the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board who are not officers or employees of Union Bank of California N.A. (the "Bank") or any subsidiary of the Bank (the "Trustees") are permitted to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           127

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2006

REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be recorded as an increase to paid-in capital of the applicable Fund. Effective December 13, 2004, each of the Non-Money Market Funds (except for the International Opportunities Fund) and the Asset Allocation Funds imposes a 2% redemption fee on the value of Class A Shares redeemed 5 days or less after their purchase and imposes a 2% exchange fee on Class A Shares exchanged 5 days or less after their purchase. The Cognitive Value and Enhanced Growth Funds impose a 2% redemption fee on the value of Class M Shares redeemed 5 days or less after their purchase and impose a 2% exchange fee on Class M Shares exchanged 5 days or less after their purchase. Prior to December 13, 2004, the Large Cap Growth Fund imposed a 2% redemption fee on the value of Class A Shares redeemed 30 days or less after their purchase. Effective April 3, 2006, the International Opportunities Fund imposes a 2% redemption fee on the value of Fiduciary Class, Class A and Class M Shares redeemed 30 days or less after their purchase. Prior to April 3, 2006, the International Opportunities Fund imposed a 2% redemption fee and a 2% exchange fee on shares redeemed or exchanged within 31 days after purchase.

For the year ended July 31, 2006, the International Opportunities Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Value Momentum Fund, the Capital Growth Allocation Fund and the Growth & Income Allocation Fund imposed redemption fees of $2,334, $57, $6,867, $177, $28, $21, $36 and $185, respectively. No other Fund imposed any such fees.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of:

Balanced ...................................  0.60%
Cognitive Value ............................  0.75% on the first $500 million
                                              0.70% on assets over $500 million
Core Equity ................................  0.60%
Enhanced Growth ............................  0.75% on the first $500 million
                                              0.70% on the next $500 million
                                              0.65% on assets over $1 billion
International Opportunities ................  0.95% on the first $250 million
                                              0.90% on the next $250 million
                                              0.85% on the next $500 million
                                              0.80% on assets over $1 billion
Large Cap Growth ...........................  0.60%
Large Cap Value ............................  0.60%
Value Momentum .............................  0.60%
Small Cap Growth ...........................  1.15%
Small Cap Value ............................  1.00%
Capital Growth Allocation ..................  0.65%
Growth & Income Allocation .................  0.65%
Income Plus Allocation .....................  0.65%
Bond .......................................  0.50%
California Intermediate Tax-Free Bond ......  0.50%
National Intermediate Tax-Free Bond ........  0.50%
Short Term Bond ............................  0.40%
California Tax-Free Money Market ...........  0.30%
Diversified Money Market ...................  0.30%
U.S. Government Money Market ...............  0.30%
100% U.S. Treasury Money Market ............  0.30%

Beginning on August 1, 2006, the fee for the Asset Allocation Funds will be 0.20% of the average daily net assets of each Fund.

Prior to April 3, 2006, Bailard, Inc. ("Bailard") served as the Investment Adviser to Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund. For its services, Bailard was entitled to receive a fee with respect to each Fund, which was calculated daily and paid monthly, based on the average daily net assets of each Fund, at the annual rate of 0.75% for Bailard Cognitive Value Fund and Bailard Enhanced Growth Fund and 0.95% for Bailard International Equity Fund.

The Adviser has contractually agreed to reduce its fees throughout the year ended July 31, 2006 and for the period ending November 30, 2006 (except for Class M Shares, which have agreed to reduce its fees for the period beginning April 3, 2006 and ending on April 2, 2008), and to the extent necessary, to reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M
                                        SHARES    SHARES     SHARES    SHARES   SHARES
                                      ---------   -------   -------   -------   -------
Balanced ..........................     0.97%      1.22%      n/a       n/a       n/a
Cognitive Value ...................     1.23       1.48       n/a       n/a       1.09%
Core Equity .......................     0.95       1.20       n/a       n/a       n/a
Enhanced Growth ...................     1.15       1.40       n/a       n/a       1.00
International Opportunities .......     1.53       1.78       n/a       n/a       1.45
Large Cap Growth ..................     0.97       1.22       n/a       n/a       n/a
Large Cap Value ...................     0.95       1.20       n/a       n/a       n/a
Small Cap Growth ..................     1.52       1.77       n/a       n/a       n/a
Small Cap Value ...................     1.37       1.62       n/a       n/a       n/a
Value Momentum ....................     0.97       1.22       n/a       n/a       n/a
Capital Growth Allocation .........     n/a        1.23*      n/a       n/a       n/a
Growth & Income Allocation ........     n/a        1.23*      n/a       n/a       n/a
Income Plus Allocation ............     n/a        1.23*      n/a       n/a       n/a
Bond ..............................     0.77       1.02       n/a       n/a       n/a
California Intermediate ...........
   Tax-Free Bond ..................     0.52       0.77       1.47%**   1.22%**   n/a
National Intermediate
   Tax-Free Bond ..................     0.30       0.55       n/a       1.00**    n/a
Short Term Bond ...................     0.68       0.93       n/a       n/a       n/a
California Tax-Free Money Market ..     0.55       0.80       n/a       n/a       n/a
Diversified Money Market ..........     0.55       0.80       n/a       n/a       n/a
U.S. Government Money Market ......     0.55       0.80       n/a       n/a       n/a
100% U.S. Treasury Money Market ...     0.55       0.80       n/a       n/a       n/a

 * Beginning on August 1, 2006, the expense limitation will be 0.78% for Class A Shares of the Asset Allocation Funds.

** Prior to December 1, 2005, the expense limitations were 1.52% and 1.27% for Class B Shares and Class C Shares of the California Intermediate Tax-Free Bond Fund, respectively, and 1.05% for Class C Shares of the National Intermediate Tax-Free Bond Fund.

--------------------------------------------------------------------------------

128                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]



Effective April 3, 2006, the Adviser and Bailard entered into an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the average daily net assets on the first $500 million and 0.35% on the average daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the average daily net assets on the first $500 million, 0.350% on the average daily net assets on the next $500 million and 0.325% on the average daily net assets over $1 billion of the Enhanced Growth Fund. Bailard is entitled to receive a fee at the annual rate of 0.475% of the average daily net assets on the first $250 million, 0.450% on the average daily net assets on the next $250 million, 0.425% on the average daily net assets on the next $500 million and 0.400% on the average daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee.

Effective October 1, 2001, the Adviser and Waddell & Reed Investment Management Company ("Waddell & Reed") entered into an investment sub-advisory agreement relating to the Large Cap Growth Fund. Waddell & Reed is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Growth Fund. Waddell & Reed's fee is paid from the Adviser's fee.

Effective March 31, 2003, the Adviser and Aronson+Johnson+Ortiz, LP ("AJO") entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Value Fund. AJO's fee is paid from the Adviser's fee.

Effective June 30, 2006, the Adviser and Trusco Capital Management ("Trusco") entered into an investment sub-advisory agreement relating to the Small Cap Growth Fund. Trusco is entitled to receive a fee at the annual rate of 0.65% of all of the average daily net assets of the Fund when assets are less than $100 million, 0.58% of all of the average daily net assets of the Fund when assets are at least $100 million but less than $200 million, 0.50% of all of the average daily net assets of the Fund when assets are at least $200 million but less than $400 million and 0.45% of all of the average daily net assets of the Fund when assets are $400 million or more of the Small Cap Growth Fund. Trusco's fee is paid from the Adviser's fee. Previously, Trusco had an interim sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from February 1, 2006 to June 29, 2006 relating to the Small Cap Growth Fund. Prior to February 1, 2006, the Adviser and Chartwell Investment Partners L.P. ("Chartwell") were parties to an investment sub-advisory agreement relating to the Small Cap Growth Fund. Chartwell was entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $100 million and 0.60% on the average daily net assets over $100 million of the Small Cap Growth Fund. Chartwell's fee was paid from the Adviser's fee.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $50 million, 0.55% of the average daily net assets on the next $50 million and 0.50% on the average daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

Prior to December 1, 2005, the Sub-Administrator served as the Administrator to the Funds and the Administrator served as the Sub-Administrator.

Effective December 1, 2005, the Administrator and HighMark are parties to an Administrative Services Agreement dated December 1, 2005 (the "Agreement") under which the Administrator provides the Funds with management and administrative services for an annual fee of 0.15% of the first $10 billion of the average daily net assets of each of the Funds and 0.145% of such average daily net assets in excess of $10 billion, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. From December 1, 2005 through July 31, 2006, the Administrator voluntarily waived 0.025% of its fee for all the Funds.

Effective December 1, 2005, pursuant to a separate agreement with the Administrator, the Sub-Administrator performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.04% of the first $10 billion of the average daily net assets of the Funds and 0.035% of such assets in excess of $10 billion. From December 1, 2005 through July 31, 2006, the Sub-Administrator received sub-administration fees in the amount of $1,992,859.

Prior to April 3, 2006, Bailard provided administrative services to Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and the Bailard International Equity Fund. Bailard's fee for such services was included in the Investment Advisory Fee. Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund are the predecessor funds to HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund.

Prior to December 1, 2005, pursuant to a separate agreement with the Sub-Administrator, the Adviser performed sub-administration services on behalf of each Fund, for which it received a fee paid by the Sub-Administrator at the annual rate of up to 0.10% of the average daily net assets of the Funds. From August 1, 2005 through November 30, 2005, the Sub-Administrator paid the Adviser a fee at an annual rate of 0.075% of the average daily net assets of the Funds for the Adviser's sub-administration services. From August 1, 2005

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           129

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2006

through November 30, 2005, the Adviser received sub-administration fees in the amount of $1,841,550.

Prior to December 1, 2005, the Sub-Administrator and HighMark were parties to an Administration Agreement dated February 15, 1997, under which the Sub-Administrator provided the Funds with management and administrative services for an annual fee of 0.20% of the average daily net assets of each of the Funds, possibly subject to certain minimum fees. The Sub-Administrator was able to voluntarily waive its fee, subject to termination at any time by the Sub-Administrator, to the extent necessary to limit the total operating expenses of a Fund. From August 1, 2005 through November 30, 2005, the Sub-Administrator voluntarily waived 0.025% of its fee for all the Funds.

During the period October 1, 2004 to December 1, 2005, the Sub-Administrator had agreed to absorb certain transfer agency related and legal expenses on behalf of the Funds. These expenses are reflected on the statements of operations as "Reduction of Expenses." This agreement did not apply to any new Funds or classes of shares which commenced operations during this period, which were charged all transfer agency related expenses and all such expenses were allocated pro rata amongst all of the then existing Funds based on their respective net assets. Effective December 1, 2005, the Administrator has agreed to absorb certain transfer agency related and legal expenses on behalf of the Funds. The Sub-Administrator has agreed to absorb these expenses on behalf of the Administrator. Any transfer agency related expenses in excess of the agreed upon amount will be allocated pro rata amongst all of the then existing Funds based on their respective net assets.

Certain officers of HighMark are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers, except for the Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The independent Trustees receive quarterly retainer fees and fees and expenses for each meeting of the Board attended which is paid by the Funds.

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services.

SEI Investments Distribution Co. (the "Distributor") and HighMark are parties to a distribution agreement dated February 15, 1997. No compensation is paid to the Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees. The Distributor, as compensation for its services under the Plans, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares (0.75% of the average daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the U.S. Government Money Market Fund) and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. For the year ended July 31, 2006, the Funds waived no distribution fees.

HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A, or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for all Funds for the year ended July 31, 2006. For the year ended July 31, 2006, Union Bank of California, N.A. or its affiliates received shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $3,482,000.

The following fees are payable as of July 31, 2006:

                                 INVESTMENT   ADMINIS-   SHAREHOLDER
                                  ADVISER     TRATIVE     SERVICING    CUSTODIAN
                                   (000)       (000)        (000)       (000)
                                 ----------   --------   -----------   ---------
Balanced .....................    $     23     $    5      $     6      $   --
Cognitive Value ..............          85         10           --          --
Core Equity ..................          59         12           13           1
Enhanced Growth ..............          77         13           --          10
International
   Opportunities .............         171         22           --         115
Large Cap Growth .............          66         14           16           1
Large Cap Value ..............         155         32           37           3
Small Cap Growth .............          31          3            3          --
Small Cap Value ..............         196         28           31           2
Value Momentum ...............         235         49           58           4
Capital Growth
   Allocation ................           9          5            1          --
Growth & Income
   Allocation ................           8          4            1          --
Income Plus
   Allocation ................           1          1           --          --
Bond .........................         186         46           27           4
California Intermediate
   Tax-Free Bond .............          27         15            7           1
National Intermediate
   Tax-Free Bond .............          --          8            3           1
Short Term Bond ..............           9          4            1          --
California Tax-Free
   Money Market ..............         104         54           20           5
Diversified Money
   Market ....................         743        310          107          25
U.S. Government
   Money Market ..............         140         60           20           5
100% U.S. Treasury
   Money Market ..............         212         93           27           7

--------------------------------------------------------------------------------

130                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                   CHIEF
                                                 COMPLIANCE      DEFERRED
                                     TRUSTEES     OFFICER      COMPENSATION
                                       (000)       (000)          (000)
                                     --------    ----------    ------------
Balanced .........................    $   --       $   --         $   1
Cognitive Value ..................         2           --             1
Core Equity ......................        --           --             2
Enhanced Growth ..................         2            1             2
International
   Opportunities .................         2            1             3
Large Cap Growth .................        --           --             2
Large Cap Value ..................         1            1             4
Small Cap Growth .................        --           --             1
Small Cap Value ..................        --            1             4
Value Momentum ...................        --            1             7
Capital Growth
   Allocation ....................        --           --            --
Growth & Income
   Allocation ....................        --           --            --
Income Plus
   Allocation ....................        --           --            --
Bond .............................        --            2             7
California Intermediate
   Tax-Free Bond .................        --           --             2
National Intermediate
   Tax-Free Bond .................        --           --             1
Short Term Bond ..................        --           --             1
California Tax-Free
   Money Market ..................        --            1             8
Diversified Money
   Market ........................        23           10            51
U.S. Government
   Money Market ..................        --            1             7
100% U.S. Treasury
   Money Market ..................        --            2            14

Amounts designated as "--" are either $0 or have been rounded to $0.

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                                       CLASS A
                                                                       SHARES*
                                                                       -------
Balanced ...........................................................    5.50%
Cognitive Value ....................................................    5.50
Core Equity ........................................................    5.50
Enhanced Growth ....................................................    5.50
International Opportunities ........................................    5.50
Large Cap Growth ...................................................    5.50
Large Cap Value ....................................................    5.50
Small Cap Growth ...................................................    5.50
Small Cap Value ....................................................    5.50
Value Momentum .....................................................    5.50
Capital Growth Allocation ..........................................    5.50
Growth & Income Allocation .........................................    5.50
Income Plus Allocation .............................................    4.50
Bond ...............................................................    2.25**
California Intermediate Tax-Free Bond ..............................    2.25
National Intermediate Tax-Free Bond ................................    2.25
Short Term Bond ....................................................    2.25**

 * Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

**  Prior to December 1, 2005, the sales charge was 3.25%.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

         YEARS SINCE                             CONTINGENT DEFERRED
        PURCHASE MADE                               SALES CHARGE
        ------------------------------------------------------------
            First ...............................        5%
            Second ..............................        4%
            Third ...............................        3%
            Fourth ..............................        3%
            Fifth ...............................        2%
            Sixth ...............................        1%
            Seventh and Following ...............        None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.01% of each Fund's average daily net assets except for the International Opportunities Fund which pays on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Non-Money Market Funds, excluding short-term investments and U.S. government securities, for the year ended July 31, 2006 are as follows:

                                                         INVESTMENT SECURITIES
                                                        -----------------------
                                                         PURCHASES      SALES
                                                           (000)        (000)
                                                        ----------   ----------
Balanced .............................................  $   6,718    $   27,534
Cognitive Value* .....................................     68,596        71,561
Core Equity ..........................................     80,847        85,478
Enhanced Growth* .....................................     69,795        68,948
International Opportunities* .........................    110,320        92,679
Large Cap Growth .....................................     96,245       112,856
Large Cap Value ......................................    295,603       202,666
Small Cap Growth .....................................     74,906        77,478
Small Cap Value ......................................    120,129        84,312
Value Momentum .......................................     95,276       120,972
Capital Growth Allocation ............................     36,275         3,209
Growth & Income Allocation ...........................     30,358         3,185
Income Plus Allocation ...............................      4,012         1,078
Bond .................................................     33,330        63,754
California Intermediate Tax-Free Bond ................      7,339        27,659
National Intermediate Tax-Free Bond ..................      5,835        21,235
Short Term Bond ......................................     10,463         3,849

*  For the ten month period ended July 31, 2006.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           131

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2006

The purchases and sales (including maturities) of U.S. government securities by the Non-Money Market Funds for the year ended July 31, 2006 are as follows:

                                                     U.S. GOVERNMENT SECURITIES
                                                     --------------------------
                                                       PURCHASES       SALES
                                                         (000)         (000)
                                                     -------------   ----------
Balanced ...........................................   $   1,965      $  4,710
Bond ...............................................      56,523        46,831
Short Term Bond ....................................      12,456         4,999

Investments made by the Asset Allocation Funds in other Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(3) of the 1940 Act. A summary of the investment and income activity in each Affiliated Company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                            CAPITAL GROWTH ALLOCATION
--------------------------------------------------------------------------------
                                                     REALIZED         INCOME
                                                  GAINS (LOSSES)       FROM
                                                  ON INVESTMENTS    INVESTMENTS
                                                   IN AFFILIATED   IN AFFILIATED
                            PURCHASES    SALES        FUNDS            FUNDS
AFFILIATED INVESTMENT         (000)      (000)        (000)            (000)
---------------------       ---------   -------   --------------   -------------
Bond ....................   $     685   $   479       $   (5)         $  33
Cognitive Value .........       1,214        --           --             --
Core Equity .............       6,694        --           --             74
Diversified Money
   Market ...............      12,129    11,629           --             21
International
   Opportunities ........       7,764        --           --             --
Large Cap Growth ........       3,757        --           --              4
Large Cap Value .........       2,818       400           62             44
Short Term Bond .........       3,024        --           --             74
Small Cap Growth ........       2,278       726           96             --
Small Cap Value .........       1,976        --          102              7
Value Momentum ..........       6,065     1,604          570            106
                            ---------   -------       ------          -----
        TOTAL:              $  48,404   $14,838       $  825          $ 363
                            =========   =======       ======          =====

                           GROWTH & INCOME ALLOCATION
--------------------------------------------------------------------------------
                                                     REALIZED         INCOME
                                                  GAINS (LOSSES)       FROM
                                                  ON INVESTMENTS    INVESTMENTS
                                                   IN AFFILIATED   IN AFFILIATED
                            PURCHASES    SALES        FUNDS            FUNDS
AFFILIATED INVESTMENT         (000)      (000)        (000)            (000)
---------------------       ---------   -------   --------------   -------------
Bond ....................   $   3,153   $   593       $ (15)          $ 167
Cognitive Value .........         470        --          --              --
Core Equity .............       4,366       136           8              47
Diversified Money
   Market ...............      13,406    11,951          --              27
International
   Opportunities ........       5,648        --          --              --
Large Cap Growth ........       2,587        62           7               3
Large Cap Value .........       2,146     1,106         149              38
Short Term Bond .........       5,273        --          --             139
Small Cap Growth ........       1,705       479          58              --
Small Cap Value .........       1,662       247          85               5
Value Momentum ..........       3,348       561         348              68
                            ---------   -------       -----           -----
        TOTAL:              $  43,764   $15,135       $ 640           $ 494
                            =========   =======       =====           =====

                             INCOME PLUS ALLOCATION
--------------------------------------------------------------------------------
                                                     REALIZED         INCOME
                                                  GAINS (LOSSES)       FROM
                                                  ON INVESTMENTS    INVESTMENTS
                                                   IN AFFILIATED   IN AFFILIATED
                            PURCHASES    SALES        FUNDS            FUNDS
AFFILIATED INVESTMENT         (000)      (000)        (000)            (000)
---------------------       ---------   -------   --------------   -------------
Bond ....................   $     983   $   402        $(13)           $  59
Cognitive Value .........          54        --          --               --
Core Equity .............         328        21           2                5
Diversified Money
   Market ...............       2,973     2,795          --                7
International
   Opportunities ........         269        --          --               --
Large Cap Growth ........         235         7           1                1
Large Cap Value .........         235       270          36                5
Short Term Bond .........       1,321       171          (1)              47
Small Cap Growth ........         160        87          11               --
Small Cap Value .........         107        --           7               --
Value Momentum ..........         320       121          43                7
                            ---------   -------        ----            -----
        TOTAL:              $   6,985   $ 3,874        $ 86            $ 131
                            =========   =======        ====            =====

Amounts designated as "--" are either $0 or have been rounded to $0.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences primarily attributable to net operating losses, in-kind transactions, distribution reclasses, different treatment for gains and losses on paydowns of mortgage- and asset-backed securities, reclassifications of long-term capital gain distributions on Real Estate Investment Trust securities, gains and losses on passive foreign investment companies, the classification of short-term capital gains and ordinary income and expiring capital loss carryforwards for tax purposes, have been reclassified to/from the following accounts:

--------------------------------------------------------------------------------

132                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]



                                        UNDISTRIBUTED   UNDISTRIBUTED
                                       NET INVESTMENT   NET REALIZED    PAID-IN
                                           INCOME           GAIN        CAPITAL
                                            (000)           (000)        (000)
                                       --------------   -------------   -------
Balanced ...........................       $  20          $    (20)     $    --
Cognitive Value ....................         (38)               38           --
Core Equity ........................           8                (8)          --
Enhanced Growth ....................         573                --         (573)
International Opportunities ........         713              (713)          --
Large Cap Growth ...................          --            (5,097)       5,097
Large Cap Value ....................           2                (2)          --
Small Cap Growth ...................         322            (1,260)         938
Small Cap Value ....................          77               (77)          --
Value Momentum .....................           5                (5)          --
Capital Growth Allocation ..........          15               (15)          --
Bond ...............................         585              (585)          --
Short Term Bond ....................          36               (36)          --
California Tax-Free Money Market ...          --                 2           (2)

Amounts designated as "--" are $0.

These reclassifications have no effect on net assets or net asset value per share.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2006 and July 31, 2005 (unless otherwise indicated) are as follows:

                                 TAX-EXEMPT   ORDINARY     LONG-TERM
                                   INCOME      INCOME    CAPITAL GAIN     TOTAL
                                    (000)       (000)       (000)         (000)
                                 ----------   --------   ------------   --------
Balanced
   2006 ......................      $ --      $  1,015     $     8      $  1,023
   2005 ......................        --         2,259          --         2,259

Cognitive Value
   2006 (1) ..................        --         3,573       7,694        11,267
   2005 (2) ..................        --           159       7,505         7,664
   2004 (2) ..................        --            --          --            --

Core Equity
   2006 ......................        --         1,144          --         1,144
   2005 ......................        --         1,456          --         1,456

Enhanced Growth
   2006 (1) ..................        --            --          --            --
   2005 (2) ..................        --         1,056          --         1,056
   2004 (2) ..................        --            --          --            --

International Opportunities
   2006 (1) ..................        --         3,254       4,193         7,447
   2005 (2) ..................        --         1,567          --         1,567
   2004 (2) ..................        --         1,339          --         1,339

Large Cap Growth
   2006 ......................        --           264          --           264
   2005 ......................        --           438          --           438

                                 TAX-EXEMPT   ORDINARY     LONG-TERM
                                   INCOME      INCOME    CAPITAL GAIN     TOTAL
                                   (000)        (000)        (000)        (000)
                                 ----------   --------   ------------   --------
Large Cap Value
   2006 ......................    $     --    $  2,842     $     --     $  2,842
   2005 ......................          --       1,557           --        1,557

Small Cap Growth
   2006 ......................          --          --        1,889        1,889
   2005 ......................          --          --           49           49

Small Cap Value
   2006 ......................          --         853       17,212       18,065
   2005 ......................          --         168       10,862       11,030

Value Momentum
   2006 ......................          --       7,765       47,899       55,664
   2005 ......................          --       6,684       34,608       41,292

Capital Growth Allocation
   2006 ......................          --          66           90          156
   2005 ......................          --          14            1           15

Growth & Income Allocation
   2006 ......................          --         226           49          275
   2005 ......................          --          43           --           43

Income Plus Allocation
   2006 ......................          --          81            2           83
   2005 ......................          --          11           --           11

Bond
   2006 ......................          --      21,905           --       21,905
   2005 ......................          --      22,939           --       22,939

California Intermediate
   Tax-Free Bond
   2006 ......................       5,452           9        1,538        6,999
   2005 ......................       6,503           2        1,800        8,305

National Intermediate
   Tax-Free Bond
   2006 ......................       3,449          21          687        4,157
   2005 ......................       3,940           4          765        4,709

Short Term Bond
   2006 ......................          --       1,169           --        1,169
   2005 ......................          --         386           --          386

California Tax-Free Money
   Market
   2006 ......................      11,661         123           --       11,784
   2005 ......................       6,482          25           --        6,507

Diversified Money Market
   2006 ......................          --     122,374           --      122,374
   2005 ......................          --      56,216           --       56,216

U.S. Government Money
   Market
   2006 ......................          --      20,220           --       20,220
   2005 ......................          --       7,632           --        7,632

100% U.S. Treasury Money
   Market
   2006 ......................          --      28,842           --       28,842
   2005 ......................          --      11,837           --       11,837

(1) For the ten month period ended July 31, 2006. On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund (the "Bailard Funds") (See Note 9). The fiscal year end of the Bailard Funds, the predecessor funds to HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund was September 30. The fiscal year end of the successor HighMark Funds is July 31.

(2)   For the year ended September 30.

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           133

--------------------------------------------------------------------------------

[HIGHMARKFUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2006

As of July 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

                                             UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL
                                               ORDINARY        TAX-EXEMPT      LONG-TERM         LOSS
                                                INCOME           INCOME       CAPITAL GAIN   CARRYFORWARD
                                                 (000)           (000)           (000)           (000)
                                             -------------   -------------   -------------   ------------
Balanced .................................      $    --         $    --         $ 1,002        $      --
Cognitive Value ..........................        2,393              --           7,399               --
Core Equity ..............................            7              --              --          (11,335)
Enhanced Growth ..........................           --              --              --           (8,457)
International Opportunities ..............        9,770              --          16,123               --
Large Cap Growth .........................            7              --              --         (145,253)
Large Cap Value ..........................            2              --              --          (15,841)
Small Cap Growth .........................        1,856              --           1,713               --
Small Cap Value ..........................        3,379              --          28,807               --
Value Momentum ...........................           20              --          31,222               --
Capital Growth Allocation ................           --              --             819               --
Growth & Income Allocation ...............           43              --             645               --
Income Plus Allocation ...................           24              --              85               --
Bond .....................................          171              --              --          (10,174)
California Intermediate Tax-Free Bond ....           --             140             402               --
National Intermediate Tax-Free Bond ......           --              87             257               --
Short Term Bond ..........................           45              --              --              (36)
California Tax-Free Money Market .........           --           1,245              --               (1)
Diversified Money Market .................       11,710              --              --             (133)
U.S. Government Money Market .............        2,213              --              --              (35)
100% U.S. Treasury Money Market ..........        3,058              --              --             (151)

                                                                                          TOTAL
                                                                                      DISTRIBUTABLE
                                              POST-      UNREALIZED        OTHER         EARNINGS
                                             OCTOBER    APPRECIATION     TEMPORARY     (ACCUMULATED
                                              LOSSES   (DEPRECIATION)   DIFFERENCES      LOSSES)
                                              (000)        (000)           (000)          (000)
                                             -------   --------------   -----------   -------------
Balanced .................................    $ --        $  3,647       $     --       $   4,649
Cognitive Value ..........................      --          10,554             --          20,346
Core Equity ..............................      --           6,125             --          (5,203)
Enhanced Growth ..........................      --           1,561             --          (6,896)
International Opportunities ..............      --          48,930             --          74,823
Large Cap Growth .........................      --           9,664                       (135,582)
Large Cap Value ..........................      --          32,669             --          16,830
Small Cap Growth .........................      --          (1,423)            --           2,146
Small Cap Value ..........................      --          27,622              1          59,809
Value Momentum ...........................      --         140,515           (432)        171,325
Capital Growth Allocation ................      --             516             --           1,335
Growth & Income Allocation ...............      --             258             (1)            945
Income Plus Allocation ...................      --             (27)             1              83
Bond .....................................      --             635             (4)         (9,372)
California Intermediate Tax-Free Bond ....      --           1,694              1           2,237
National Intermediate Tax-Free Bond ......      --             802              1           1,147
Short Term Bond ..........................     (47)           (496)            --            (534)
California Tax-Free Money Market .........      --              --         (1,244)             --
Diversified Money Market .................      (4)             --        (11,711)           (138)
U.S. Government Money Market .............      --              --         (2,214)            (36)
100% U.S. Treasury Money Market ..........     (26)             --         (3,057)           (176)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

Post-October losses represent losses realized on investment transactions from November 1, 2005 through July 31, 2006, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

At July 31, 2006, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                                 EXPIRING JULY 31,
                                                -----------------------------------------------------------------------------------
                                                 2007    2008     2009      2010       2011       2012      2013    2014     TOTAL
                                                (000)   (000)    (000)     (000)      (000)      (000)     (000)   (000)     (000)
                                                -----   ------   -----   ---------   --------   --------   -----   -----   --------
Core Equity .................................   $  --   $   --   $  --   $      --   $     --   $ 11,335   $  --   $  --   $ 11,335
Enhanced Growth .............................      --       --      --          --         --      7,695     762      --      8,457
Large Cap Growth ............................      --       --      --     106,228     39,025         --      --      --    145,253
Large Cap Value .............................      --       --      --          --     15,841         --      --      --     15,841
Bond ........................................      --    2,234     137          --      1,692      6,111      --      --     10,174
Short Term Bond .............................      --       --      --          --         --         --      --      36         36
California Tax-Free Money Market ............      --       --      --          --         --          1      --      --          1
Diversified Money Market ....................     122       --       8          --          1         --       1       1        133
U.S. Government Money Market ................      --       --      --          18         15         --       1       1         35
100% U.S. Treasury Money Market .............      --       --      --          --        151         --      --      --        151

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

--------------------------------------------------------------------------------

134                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]



During the year ended July 31, 2006, capital loss carry-forwards that were utilized to offset gains are as follows:

                                                                         (000)
                                                                        -------
Balanced ............................................................   $ 1,566
Core Equity .........................................................    10,101
Enhanced Growth .....................................................    10,497
Large Cap Growth ....................................................    13,692
Large Cap Value .....................................................    20,721
Bond ................................................................       351
California Tax-Free Money Market ....................................         5
100% U.S. Treasury Money Market .....................................         2

At July 31, 2006, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                              FEDERAL TAX
                                                  COST      APPRECIATION   DEPRECIATION    TOTAL
                                                 (000)          (000)          (000)       (000)
                                              -----------   ------------   ------------   --------
Balanced ..................................   $    52,474     $  5,450       $ (1,803)    $  3,647
Cognitive Value ...........................        98,363       15,479         (4,925)      10,554
Core Equity ...............................       129,243       10,495         (4,370)       6,125
Enhanced Growth ...........................       138,609       15,585        (14,024)       1,561
International Opportunities ...............       189,154       53,369         (4,437)      48,932
Large Cap Growth ..........................       156,650       15,175         (5,511)       9,664
Large Cap Value ...........................       325,804       38,553         (5,884)      32,669
Small Cap Growth ..........................        36,535        1,575         (2,998)      (1,423)
Small Cap Value ...........................       309,697       48,268        (20,646)      27,622
Value Momentum ............................       419,279      153,932        (13,430)     140,502
Capital Growth Allocation .................        46,522        1,386           (870)         516
Growth & Income Allocation ................        43,012        1,002           (744)         258
Income Plus Allocation ....................         5,812           86           (113)         (27)
Bond ......................................       494,309        8,814         (8,179)         635
California Intermediate Tax-Free Bond .....       135,069        2,445           (751)       1,694
National Intermediate Tax-Free Bond .......        76,592        1,233           (431)         802
Short Term Bond ...........................        46,411           22           (518)        (496)
California Tax-Free Money Market ..........       494,775           --             --           --
Diversified Money Market ..................     3,111,635           --             --           --
U.S. Government Money Market ..............       634,004           --             --           --
100% U.S. Treasury Money Market ...........       803,411           --             --           --

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the year ended July 31, 2006, these fees totaled $191,810. Such fees and rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected net as a reduction to interest income in the statements of operations. Collateral was maintained at not less than 102% of the value of loaned securities. During the second quarter of 2005, the Funds started to maintain collateral at not less than 100% of the value of loaned securities, provided the initial collateral was 102% for domestic U.S. securities, and 105% for international securities. If cash collateral is received, a related liability is shown on the statements of assets & liabilities. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at July 31, 2006, and the income generated from the program during the year ended July 31, 2006, with respect to such loans are as follows:

                                     MARKET VALUE     MARKET     INCOME RECEIVED
                                    OF SECURITIES    VALUE OF    FROM SECURITIES
                                        LOANED      COLLATERAL       LENDING
                                        (000)          (000)          (000)
                                    -------------   ----------   ---------------
Balanced ........................      $ 8,009       $  8,220         $  11
Cognitive Value* ................       13,618         14,295            54
Core Equity .....................       18,228         18,931            31
Enhanced Growth* ................       18,829         19,436            14
International Opportunities* ....       18,058         18,889            71
Large Cap Growth ................       35,113         36,110            40
Large Cap Value .................       46,232         48,084            55
Small Cap Growth ................        4,397          4,588            40
Small Cap Value .................       74,003         77,310           239
Value Momentum ..................       84,891         87,633           130
Bond ............................       60,164         60,961            63
Short Term Bond .................        6,640          6,743             8

*  For the ten month period ended July 31, 2006.

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities issued by the State of California. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in that state. Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           135

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2005

8. OPTION CONTRACTS

Transactions in written covered call options during the year ended July 31, 2006 are summarized as follows:

                                                             VALUE MOMENTUM
                                                         ----------------------
                                                         NUMBER OF
    WRITTEN OPTIONS TRANSACTIONS                         CONTRACTS     PREMIUM
------------------------------------                     ---------   ----------
Options written and outstanding at
   beginning of period ...............................       1,575   $ (371,915)
Call options written during period ...................         700     (186,947)
Call options exercised during period .................      (1,625)     447,908
Call options expired during period ...................        (600)      98,354
                                                         ---------    ---------
Options written and outstanding at
   end of period .....................................          50   $  (12,600)
                                                         =========   ==========

9. FUND REORGANIZATION

The Board of Directors of the Bailard Opportunity Fund Group, Inc. and the stockholders of Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund (the "Reorganizing Funds") approved plans of reorganization pursuant to which the assets and identified liabilities of each of the Reorganizing Funds were transferred to the corresponding, similarly managed series of HighMark Funds (shown below) in exchange for newly issued Class M shares of the corresponding HighMark Fund. The consummation of the reorganization took place on April 3, 2006.

REORGANIZING FUNDS                                                HIGHMARK FUNDS
--------------------------------------------------------------------------------
Bailard Cognitive Value Fund                                Cognitive Value Fund
Bailard Enhanced Growth Fund                                Enhanced Growth Fund
Bailard International Equity Fund               International Opportunities Fund

The following information relates to the Reorganizing Funds immediately prior to the consummation of the reorganization:

REORGANIZING                              SHARES       FAIR VALUE       COST OF      UNREALIZED
FUNDS                    NET ASSETS       ISSUED     OF SECURITIES    SECURITIES    APPRECIATION
------------------------------------------------------------------------------------------------
Bailard Cognitive
   Value Fund          $  96,828,364   $ 7,123,827   $  94,226,405   $ 77,615,271   $ 16,611,134
Bailard Enhanced
   Growth Fund           136,944,149    14,778,883     135,030,712    104,146,040     30,884,672
Bailard
   International
   Equity Fund           200,631,520    23,542,424     197,380,613    134,187,807     63,192,806

The HighMark Funds listed above were created in anticipation of the reorganization. The financial statements and financial highlights of the Reorganizing Funds for periods prior to April 3, 2006 are included in this report as part of the financial statements and financial highlights of the HighMark Funds above.

10. IN-KIND TRANSACTIONS

During the years ended July 31, 2006 and July 31, 2005, the Large Cap Growth Fund and the Balanced Fund, respectively, primarily distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of each Fund's holdings. The value of the redemptions were as follows:

FIDUCIARY SHARES:

                                                       REALIZED
                                                         GAIN         FUND
                                                        BY THE       SHARES
             REDEMPTION    SECURITIES      CASH          FUND       REDEEMED
            -----------   -----------   ----------   -----------   ---------
Large Cap
Growth
01/13/06    $18,923,320   $18,480,548   $  442,772   $ 5,097,422   2,002,468

Balanced
05/11/05    $39,990,093   $38,272,463   $1,717,630   $ 3,334,478   2,993,270

Since these transactions were non-taxable events to the Funds, these gains will have no impact on the Funds' capital gains distributions in the current year. These transactions were completed pursuant to procedures adopted by the Board. These procedures are designed to minimize or eliminate any adverse tax implications to the Funds and its shareholders.

11. OTHER (UNAUDITED)

At July 31, 2006, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of several individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                          NO. OF          %
                                                      SHAREHOLDERS    OWNERSHIP
                                                      ------------    ---------
Balanced ..........................................         1             73%
Cognitive Value ...................................         1             12
Core Equity .......................................         1             60
Enhanced Growth ...................................         1             11
International Opportunities .......................         1             10
Large Cap Growth ..................................         1             71
Large Cap Value ...................................         2             40
Small Cap Growth ..................................         1             54
Small Cap Value ...................................         1             32
Value Momentum ....................................         1             79
Capital Growth Allocation .........................        --             --
Growth & Income Allocation ........................        --             --
Income Plus Allocation ............................        --             --
Bond ..............................................         1             82
California Intermediate Tax-Free Bond .............         1             63
National Intermediate Tax-Free Bond ...............         1             91
Short Term Bond ...................................         2             73
California Tax-Free Money Market ..................         2            100
Diversified Money Market ..........................         2            100
U.S. Government Money Market ......................         2             98
100% U.S. Treasury Money Market ...................         2             98

--------------------------------------------------------------------------------

136                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]





                       This page intentionally left blank.





--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           137

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2006


12. SHARES ISSUED AND REDEEMED (000)

Transactions in Fund Shares are as follows for the years or period ended July 31, (unless otherwise indicated)

                                                                                         BALANCED              COGNITIVE VALUE
                                                                                           FUND                     FUND
                                                                                     ---------------    ---------------------------
                                                                                      2006     2005     2006(4)   2005(5)   2004(5)
                                                                                     ---------------    ---------------------------
Shares Issued and Redeemed:
   Fiduciary Shares (1):
      Issued ....................................................................       520      960        133        --        --
      Issued in Lieu of Cash Distributions ......................................        62      152         --        --        --
      Redeemed ..................................................................    (2,202)  (6,009)*       --        --        --
                                                                                     ------   ------    -------   -------   -------
      Total Fiduciary Share Transactions ........................................    (1,620)  (4,897)       133        --        --
                                                                                     ------   ------    -------   -------   -------
      Class A Shares (2):
      Issued ....................................................................        42       43         37        --        --
      Issued in Lieu of Cash Distributions ......................................         8       10         --        --        --
      Redeemed ..................................................................       (84)     (72)        --        --        --
                                                                                     ------   ------    -------   -------   -------
      Total Class A Share Transactions ..........................................       (34)     (19)        37        --        --
                                                                                     ------   ------    -------   -------   -------
      Class B Shares:
      Issued ....................................................................         7        8         --        --        --
      Issued in Lieu of Cash Distributions ......................................         2        4         --        --        --
      Redeemed ..................................................................       (62)     (78)        --        --        --
                                                                                     ------   ------    -------   -------   -------
      Total Class B Share Transactions ..........................................       (53)     (66)        --        --        --
                                                                                     ------   ------    -------   -------   -------
      Class C Shares (3):
      Issued ....................................................................        10        7         --        --        --
      Issued in Lieu of Cash Distributions ......................................        --       --         --        --        --
      Redeemed ..................................................................       (10)      (8)        --        --        --
                                                                                     ------   ------    -------   -------   -------
      Total Class C Share Transactions ..........................................        --       (1)        --        --        --
                                                                                     ------   ------    -------   -------   -------
      Class M Shares:
      Issued ....................................................................        --       --        471       662       575
      Issued in Lieu of Cash Distributions ......................................        --       --        876       550        --
      Redeemed ..................................................................        --       --       (674)     (581)   (2,141)
                                                                                     ------   ------    -------   -------   -------
      Total Class M Share Transactions ..........................................        --       --        673       631    (1,566)
                                                                                     ------   ------    -------   -------   -------

      Net Increase (Decrease) in Share Transactions .............................    (1,707)  (4,983)       843       631    (1,566)
                                                                                     ======   ======    =======   =======   =======
                                                                                        CORE EQUITY           ENHANCED GROWTH
                                                                                            FUND                   FUND
                                                                                      ---------------   ---------------------------
                                                                                       2006     2005    2006(4)   2005(5)   2004(5)
                                                                                      ---------------   ---------------------------
Shares Issued and Redeemed:
   Fiduciary Shares (1):
      Issued ....................................................................      1,839    1,605        --        --        --
      Issued in Lieu of Cash Distributions ......................................         33       39        --        --        --
      Redeemed ..................................................................     (2,393)  (3,921)       --        --        --
                                                                                      ------   ------   -------   -------   -------
      Total Fiduciary Share Transactions ........................................       (521)  (2,277)       --        --        --
                                                                                      ------   ------   -------   -------   -------
      Class A Shares (2):
      Issued ....................................................................         38       51         5        --        --
      Issued in Lieu of Cash Distributions ......................................          3        3        --        --        --
      Redeemed ..................................................................       (102)    (178)       --        --        --
                                                                                      ------   ------   -------   -------   -------
      Total Class A Share Transactions ..........................................        (61)    (124)        5        --        --
                                                                                      ------   ------   -------   -------   -------
      Class B Shares:
      Issued ....................................................................          3        2        --        --        --
      Issued in Lieu of Cash Distributions ......................................          1        3        --        --        --
      Redeemed ..................................................................        (71)     (71)       --        --        --
                                                                                      ------   ------   -------   -------   -------
      Total Class B Share Transactions ..........................................        (67)     (66)       --        --        --
                                                                                      ------   ------   -------   -------   -------
      Class C Shares (3):
      Issued ....................................................................          5        5        --        --        --
      Issued in Lieu of Cash Distributions ......................................         --       --        --        --        --
      Redeemed ..................................................................         (4)      (8)       --        --        --
                                                                                      ------   ------   -------   -------   -------
      Total Class C Share Transactions ..........................................          1       (3)       --        --        --
                                                                                      ------   ------   -------   -------   -------
      Class M Shares:
      Issued ....................................................................         --       --     1,137     7,058     1,288
      Issued in Lieu of Cash Distributions ......................................         --       --        --       111        --
      Redeemed ..................................................................         --       --      (903)     (962)   (3,011)
                                                                                      ------   ------   -------   -------   -------
      Total Class M Share Transactions ..........................................         --       --       234     6,207    (1,723)
                                                                                      ------   ------   -------   -------   -------

      Net Increase (Decrease) in Share Transactions .............................       (648)  (2,470)      239     6,207    (1,723)
                                                                                      ======   ======   =======   =======   =======

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE,  0 OR HAVE BEEN ROUNDED TO
0.
  * INCLUDES REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).
(1) FIDUCIARY SHARES COMMENCED OPERATIONS ON JULY 3, 2006 FOR COGNITIVE VALUE FUND AND APRIL 4, 2006 FOR INTERNATIONAL OPPORTUNITIES FUND.
(2) CLASS A SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.
(3) CLASS C SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR THE COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.
(4) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.
(5)  FOR THE YEAR ENDED SEPTEMBER 30.




--------------------------------------------------------------------------------

138                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                          INTERNATIONAL
                                                                           OPPORTUNITIES         LARGE CAP GROWTH   LARGE CAP VALUE
                                                                               FUND                    FUND               FUND
                                                                   ---------------------------   ----------------   ---------------
                                                                   2006(4)   2005(5)   2004(5)    2006      2005     2006     2005
                                                                   ---------------------------   ----------------   ---------------
Shares Issued and Redeemed:
   Fiduciary Shares (1):
      Issued ..................................................      1,574        --        --    2,368     2,034    5,032    3,211
      Issued in Lieu of Cash Distributions ....................         --        --        --       19        35       96       61
      Redeemed ................................................         --        --        --   (5,671)*  (5,342)  (2,707)  (1,772)
                                                                   -------   -------   -------   ------    ------   ------   ------
      Total Fiduciary Share Transactions ......................      1,574        --        --   (3,284)   (3,273)   2,421    1,500
                                                                   -------   -------   -------   ------    ------   ------   ------
      Class A Shares (2):
      Issued ..................................................        244        --        --      387       184    6,579    2,596
      Issued in Lieu of Cash Distributions ....................         --        --        --        1         2       67       32
      Redeemed ................................................        (15)       --        --     (606)     (687)  (1,830)    (837)
                                                                   -------   -------   -------   ------    ------   ------   ------
      Total Class A Share Transactions ........................        229        --        --     (218)     (501)   4,816    1,791
                                                                   -------   -------   -------   ------    ------   ------   ------
      Class B Shares:
      Issued ..................................................         --        --        --       16        18       15       27
      Issued in Lieu of Cash Distributions ....................         --        --        --       --        --        1        1
      Redeemed ................................................         --        --        --     (244)     (286)    (114)     (58)
                                                                   -------   -------   -------   ------    ------   ------   ------
      Total Class B Share Transactions ........................         --        --        --     (228)     (268)     (98)     (30)
                                                                   -------   -------   -------   ------    ------   ------   ------
      Class C Shares (3):
      Issued ..................................................         92        --        --       21        26      160      225
      Issued in Lieu of Cash Distributions ....................         --        --        --       --        --        2        1
      Redeemed ................................................         (6)       --        --      (38)      (68)     (94)     (26)
                                                                   -------   -------   -------   ------    ------   ------   ------
      Total Class C Share Transactions ........................         86        --        --      (17)      (42)      68      200
                                                                   -------   -------   -------   ------    ------   ------   ------
      Class M Shares:
      Issued ..................................................      2,206     4,025     6,397       --        --       --       --
      Issued in Lieu of Cash Distributions ....................        855       187       190       --        --       --       --
      Redeemed ................................................     (1,908)   (9,076)   (2,945)      --        --       --       --
                                                                   -------   -------   -------   ------    ------   ------   ------
      Total Class M Share Transactions ........................      1,153    (4,864)    3,642       --        --       --       --
                                                                   -------   -------   -------   ------    ------   ------   ------

      Net Increase (Decrease) in Share Transactions ...........      3,042    (4,864)    3,642   (3,747)   (4,084)   7,207    3,461
                                                                   =======   =======   =======   ======    ======   ======   ======

                                                                   SMALL CAP GROWTH    SMALL CAP VALUE
                                                                         FUND               FUND
                                                                   ----------------   ----------------
                                                                   2006       2005     2006      2005
                                                                   ----------------   ----------------
Shares Issued and Redeemed:
   Fiduciary Shares (1):
      Issued ..................................................     438         381    3,969     2,026
      Issued in Lieu of Cash Distributions ....................      97           3      540       352
      Redeemed ................................................    (579)       (762)  (2,368)   (1,796)
                                                                   ----       -----   ------    ------
      Total Fiduciary Share Transactions ......................     (44)       (378)   2,141       582
                                                                   ----       -----   ------    ------
      Class A Shares (2):
      Issued ..................................................     113          69    2,089     1,136
      Issued in Lieu of Cash Distributions ....................      17          --      261       119
      Redeemed ................................................    (125)        (68)  (1,578)     (683)
                                                                   ----       -----   ------    ------
      Total Class A Share Transactions ........................       5           1      772       572
                                                                   ----       -----   ------    ------
      Class B Shares:
      Issued ..................................................       7          --       14        17
      Issued in Lieu of Cash Distributions ....................       2          --       59        50
      Redeemed ................................................      (9)         (8)    (151)     (132)
                                                                   ----       -----   ------    ------
      Total Class B Share Transactions ........................      --          (8)     (78)      (65)
                                                                   ----       -----   ------    ------
      Class C Shares (3):
      Issued ..................................................      11          11      253       413
      Issued in Lieu of Cash Distributions ....................       4          --       75        41
      Redeemed ................................................      (1)        (19)    (355)      (85)
                                                                   ----       -----   ------    ------
      Total Class C Share Transactions ........................      14          (8)     (27)      369
                                                                   ----       -----   ------    ------
      Class M Shares:
      Issued ..................................................      --          --       --        --
      Issued in Lieu of Cash Distributions ....................      --          --       --        --
      Redeemed ................................................      --          --       --        --
                                                                   ----       -----   ------    ------
      Total Class M Share Transactions ........................      --          --       --        --
                                                                   ----       -----   ------    ------

      Net Increase (Decrease) in Share Transactions ...........     (25)       (393)   2,808     1,458
                                                                   ====       =====   ======    ======



--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                          139

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2006


12. SHARES ISSUED AND REDEEMED (000) (CONCLUDED)

Transactions in Fund Shares are as follows for the years or period ended July
31,

                                                                           CAPITAL GROWTH      GROWTH & INCOME
                                                        VALUE MOMENTUM       ALLOCATION           ALLOCATION
                                                             FUND               FUND                 FUND
                                                       ----------------    ----------------    ---------------
                                                        2006      2005      2006    2005(1)     2006   2005(1)
                                                       ----------------    ----------------    ---------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued .........................................  2,487     2,634        --        --       --        --
      Issued in Lieu of Cash Distributions ...........  2,123     1,509        --        --       --        --
      Redeemed ....................................... (3,836)   (3,505)       --        --       --        --
                                                       ------    ------    ------   -------    -----   -------
      Total Fiduciary Share Transactions .............    774       638        --        --       --        --
                                                       ------    ------    ------   -------    -----   -------
   Class A Shares:
      Issued .........................................    180       133     1,010       414    1,083       490
      Issued in Lieu of Cash Distributions ...........    135       102         5        --        9         2
      Redeemed .......................................   (219)     (299)      (85)      (10)    (150)      (22)
                                                       ------    ------    ------   -------    -----   -------
      Total Class A Share Transactions ...............     96       (64)      930       404      942       470
                                                       ------    ------    ------   -------    -----   -------
   Class B Shares:
      Issued .........................................      5        11        --        --       --        --
      Issued in Lieu of Cash Distributions ...........     44        33        --        --       --        --
      Redeemed .......................................   (118)      (61)       --        --       --        --
                                                       ------    ------    ------   -------    -----   -------
      Total Class B Share Transactions ...............    (69)      (17)       --        --       --        --
                                                       ------    ------    ------   -------    -----   -------
   Class C Shares:
      Issued .........................................     21        15       561       208      356       215
      Issued in Lieu of Cash Distributions ...........      5         3         1        --        2        --
      Redeemed .......................................    (14)       (3)      (42)       (1)     (41)       (2)
                                                       ------    ------    ------   -------    -----   -------
      Total Class C Share Transactions ...............     12        15       520       207      317       213
                                                       ------    ------    ------   -------    -----   -------
      Net Increase (Decrease) in Share Transactions ..    813       572     1,450       611    1,259       683
                                                       ======    ======    ======   =======    =====   =======

                                                          SHORT TERM       CALIFORNIA TAX-FREE
                                                             BOND             MONEY MARKET
                                                             FUND                FUND
                                                       ----------------    -------------------
                                                        2006    2005(3)      2006       2005
                                                       ----------------    -------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued .........................................  1,651     2,626     538,460    620,445
      Issued in Lieu of Cash Distributions ...........     51        11          25         --
      Redeemed .......................................   (457)     (143)   (550,493)  (637,304)
                                                       ------   -------    --------   --------
         Total Fiduciary Share Transactions ..........  1,245     2,494     (12,008)   (16,859)
                                                       ------   -------    --------   --------
   Class A Shares:
      Issued .........................................    170       165     538,589    334,065
      Issued in Lieu of Cash Distributions ...........      2        --       6,054      3,179
      Redeemed .......................................   (204)      (19)   (534,337)  (343,514)
                                                       ------   -------    --------   --------
         Total Class A Share Transactions ............    (32)      146      10,306     (6,270)
                                                       ------   -------    --------   --------
   Class B Shares:
      Issued .........................................     --        --          --         --
      Issued in Lieu of Cash Distributions ...........     --        --          --         --
      Redeemed .......................................     --        --          --         --
                                                       ------   -------    --------   --------
         Total Class B Share Transactions ............     --        --          --         --
                                                       ------   -------    --------   --------
   Class C Shares (2):
      Issued .........................................    289         1          --         --
      Issued in Lieu of Cash Distributions ...........     --        --          --         --
      Redeemed .......................................    (36)       --          --         --
                                                       ------   -------    --------   --------
         Total Class C Share Transactions ............    253         1          --         --
                                                       ------   -------    --------   --------
   Class S Shares:
      Issued .........................................     --        --     204,308    149,640
      Issued in Lieu of Cash Distributions ...........     --        --         700        334
      Redeemed .......................................     --        --    (201,798)  (145,522)
                                                       ------   -------    --------   --------
         Total Class S Share Transactions ............     --        --       3,210      4,452
                                                       ------   -------    --------   --------
      Net Increase (Decrease) in Share Transactions ..  1,466     2,641       1,508    (18,677)
                                                       ======   =======    ========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, 0 OR HAVE BEEN ROUNDED TO
0.
(1)   COMMENCED OPERATIONS ON OCTOBER 12, 2004.
(2) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 29, 2004 FOR THE SHORT TERM BOND FUND.
(3)   COMMENCED OPERATIONS ON NOVEMBER 2, 2004.

--------------------------------------------------------------------------------

140                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]




                                                INCOME PLUS                       CALIFORNIA INTERMEDIATE   NATIONAL INTERMEDIATE
                                                ALLOCATION           BOND               TAX-FREE BOND           TAX-FREE BOND
                                                   FUND              FUND                   FUND                     FUND
                                              --------------   ----------------    ----------------------   ---------------------
                                              2006   2005(1)    2006      2005      2006            2005     2006           2005
                                              --------------   ----------------    ----------------------   ---------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ................................   --        --    7,043     6,446       670           1,075       134           329
      Issued in Lieu of Cash Distributions ..   --        --      946       953       116             140        59            62
      Redeemed ..............................   --        --   (9,683)   (9,267)   (1,158)         (2,805)   (1,298)         (862)
                                              ----   -------   ------    ------    ------          ------   -------         -----
      Total Fiduciary Share Transactions ....   --        --   (1,694)   (1,868)     (372)         (1,590)   (1,105)         (471)
                                              ----   -------   ------    ------    ------          ------   -------         -----
   Class A Shares:
      Issued ................................  116       109      128       380       383             522        75           204
      Issued in Lieu of Cash Distributions ..    2        --      123       128       147             183        12            10
      Redeemed ..............................  (48)       (4)    (945)     (748)   (2,054)         (1,449)     (150)         (291)
                                              ----   -------   ------    ------    ------          ------   -------         -----
      Total Class A Share Transactions ......   70       105     (694)     (240)   (1,524)           (744)      (63)          (77)
                                              ----   -------   ------    ------    ------          ------   -------         -----
   Class B Shares:
      Issued ................................   --        --       10        16         2               8        --            --
      Issued in Lieu of Cash Distributions ..   --        --       23        24        17              19        --            --
      Redeemed ..............................   --        --     (117)     (178)     (102)           (121)       --            --
                                              ----   -------   ------    ------    ------          ------   -------         -----
      Total Class B Share Transactions ......   --        --      (84)     (138)      (83)            (94)       --            --
                                              ----   -------   ------    ------    ------          ------   -------         -----
   Class C Shares:
      Issued ................................   86        25        8         2        14              37        --             4
      Issued in Lieu of Cash Distributions ..    2        --       --        --         3               3        --            --
      Redeemed ..............................  (13)       --       (3)       --       (54)             (1)       (2)           --
                                              ----   -------   ------    ------    ------          ------   -------         -----
      Total Class C Share Transactions ......   75        25        5         2       (37)             39        (2)            4
                                              ----   -------   ------    ------    ------          ------   -------         -----
      Net Increase (Decrease) in
         Share Transactions .................  145       130   (2,467)   (2,244)   (2,016)         (2,389)   (1,170)         (544)
                                              ====   =======   ======    ======    ======          ======   =======         =====

                                                       DIVERSIFIED              U.S. GOVERNMENT            100% U.S. TREASURY
                                                       MONEY MARKET               MONEY MARKET               MONEY MARKET
                                                           FUND                       FUND                        FUND
                                                ------------------------    ------------------------    ------------------------
                                                   2006          2005          2006          2005          2006          2005
                                                ------------------------    ------------------------    ------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
      Issued .................................   5,610,560     5,401,713     4,084,427     3,157,136     2,941,432     2,968,389
      Issued in Lieu of Cash Distributions ...      14,690         7,261           298           158           624           320
      Redeemed ...............................  (5,819,885)   (5,330,319)   (4,015,957)   (3,106,150)   (2,956,423)   (2,977,833)
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Total Fiduciary Share Transactions ..    (194,635)       78,655        68,768        51,144       (14,367)       (9,124)
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Class A Shares:
      Issued .................................     854,366       551,276        74,914        64,614       403,706       392,802
      Issued in Lieu of Cash Distributions ...      23,518         8,746         1,152           557         5,056         2,262
      Redeemed ...............................    (709,417)     (546,899)      (76,752)      (73,865)     (432,280)     (358,263)
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Total Class A Share Transactions ....     168,467        13,123          (686)       (8,694)      (23,518)       36,801
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Class B Shares:
      Issued .................................          --            --           138           326            --            --
      Issued in Lieu of Cash Distributions ...          --            --            27            10            --            --
      Redeemed ...............................          --            --          (563)         (843)           --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Total Class B Share Transactions ....          --            --          (398)         (507)           --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Class C Shares (2):
      Issued .................................          --            --            60            --            --            --
      Issued in Lieu of Cash Distributions ...          --            --             1            --            --            --
      Redeemed ...............................          --            --            --            --            --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Total Class C Share Transactions ....          --            --            61            --            --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Class S Shares:
      Issued .................................   2,559,035     2,747,529       616,790       317,539     1,063,189       873,865
      Issued in Lieu of Cash Distributions ...      18,501         9,303         3,315           541         8,571         2,902
      Redeemed ...............................  (2,758,484)   (2,862,191)     (585,681)     (292,400)   (1,099,919)     (881,984)
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Total Class S Share Transactions ....    (180,948)     (105,359)       34,424        25,680       (28,159)       (5,217)
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Net Increase (Decrease) in
         Share Transactions ..................    (207,116)      (13,581)      102,169        67,623       (66,044)       22,460
                                                ==========    ==========    ==========    ==========    ==========    ==========

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           141

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JULY 31, 2006

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard requires the evaluation as to whether a tax position taken or expected to be taken on a tax return has a "more-likely-than-not" probability of being sustained by the taxing authority and requires the measurement of those tax positions meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely of being realized upon ultimate settlement. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that management believes will more-likely-than-not be sustained as of the adoption date. As of July 31, 2006, the Funds have not completed their evaluation of the impact, if any, that will result from the adoption of FIN 48.




--------------------------------------------------------------------------------

142                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of HighMark Funds:

We have audited the accompanying statements of assets and liabilities of Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Value Momentum Fund, Capital Growth Allocation Fund, Growth & Income Allocation Fund, Income Plus Allocation Fund, Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund, California Tax-Free Money Market Fund, Diversified Money Market Fund, U.S. Government Money Market Fund, and 100% U.S. Treasury Money Market Fund (the "Funds"), each comprising a series of HighMark Funds, including the schedules of investments, as of July 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented for all of the Funds except for Cognitive Value Fund, Enhanced Growth Fund and International Opportunities Fund for which the statements of operations, the statements of changes in net assets and the financial highlights are presented for the ten month period ended July 31, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 2005 and the financial highlights for each period ending on or before September 30, 2005 of Cognitive Value Fund, Enhanced Growth Fund and International Opportunities Fund were audited by other auditors whose report, dated November 11, 2005, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing opinions on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinions. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented for all of the Funds except for Cognitive Value Fund, Enhanced Growth Fund and International Opportunities Fund for which the period is the ten months ended July 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
September 28, 2006




--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           143

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTICE TO SHAREHOLDERS OF THE HIGHMARK FUNDS (UNAUDITED)



For shareholders that do not have a July 31, 2006 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2006 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2006, each Fund is designating the following items with regard to distributions paid during the year.

                                                                                            QUALIFIED
                                                                                            DIVIDENDS
                                                                                          AND CORPORATE
                                         15% RATE       ORDINARY                             DIVIDENDS
                                         LONG-TERM       INCOME        TAX EXEMPT             RECEIVED
                                       CAPITAL GAIN   DISTRIBUTIONS      INCOME              DEDUCTION
FUND                                   DISTRIBUTION    (TAX BASIS)   DISTRIBUTIONS   TOTAL      (1)
-------------------------------------------------------------------------------------------------------
Balanced ............................        0.78%         99.22%        0.00%      100.00%    51.09%
Cognitive Value .....................       68.29%         31.71%        0.00%      100.00%    96.37%
Core Equity .........................        0.00%        100.00%        0.00%      100.00%   100.00%
Enhanced Growth .....................        0.00%          0.00%        0.00%        0.00%     0.00%
International Opportunities (4) .....       53.41%         46.59%        0.00%      100.00%     8.43%
Large Cap Growth ....................        0.00%        100.00%        0.00%      100.00%   100.00%
Large Cap Value .....................        0.00%        100.00%        0.00%      100.00%   100.00%
Small Cap Growth ....................      100.00%          0.00%        0.00%      100.00%     0.00%
Small Cap Value .....................       95.28%          4.72%        0.00%      100.00%    78.77%
Value Momentum ......................       86.05%         13.95%        0.00%      100.00%    92.44%
Capital Growth Allocation ...........       57.64%         42.36%        0.00%      100.00%   100.00%
Growth & Income Allocation ..........       17.86%         82.14%        0.00%      100.00%    58.33%
Income Plus Allocation ..............        1.71%         98.29%        0.00%      100.00%    16.16%
Bond ................................        0.00%        100.00%        0.00%      100.00%     0.00%
California Intermediate
   Tax-Free Bond (5) ................       21.97%          0.13%       77.90%      100.00%     0.00%
National Intermediate
   Tax-Free Bond ....................       16.54%          0.51%       82.95%      100.00%     0.00%
Short-Term Bond .....................        0.00%        100.00%        0.00%      100.00%     0.00%
California Tax-Free
   Money Market (5) .................        0.00%          1.09%       98.91%      100.00%     0.00%
Diversified Money Market ............        0.00%        100.00%        0.00%      100.00%     0.00%
U.S. Government Money
   Market ...........................        0.00%        100.00%        0.00%      100.00%     0.00%
100% U.S. Treasury
   Money Market (6) .................        0.00%        100.00%        0.00%      100.00%     0.00%

                                       QUALIFYING
                                        DIVIDEND
                                         INCOME
                                        (15% TAX       U.S.      QUALIFIED    QUALIFIED
                                        RATE FOR    GOVERNMENT    INTEREST   SHORT-TERM
FUND                                     QDI) (2)  INTEREST (3)    INCOME   CAPITAL GAIN
----------------------------------------------------------------------------------------
Balanced ............................     51.08%       8.40%       55.62%        0.00%
Cognitive Value .....................     25.10%       0.00%       13.26%        0.70%
Core Equity .........................    100.00%       0.00%        1.68%        0.00%
Enhanced Growth .....................      0.00%       0.00%        0.00%        0.00%
International Opportunities (4) .....     88.89%       0.00%        2.18%        0.00%
Large Cap Growth ....................    100.00%       0.00%        0.14%        0.00%
Large Cap Value .....................    100.00%       0.00%        2.89%        0.00%
Small Cap Growth ....................      0.00%       0.00%        0.00%        0.00%
Small Cap Value .....................     80.11%       0.00%       23.83%        0.00%
Value Momentum ......................     96.21%       0.00%        3.01%        2.08%
Capital Growth Allocation ...........    100.00%       0.00%        0.00%        0.00%
Growth & Income Allocation ..........     56.42%       0.00%        0.00%        0.93%
Income Plus Allocation ..............     15.82%       0.00%        0.00%        1.16%
Bond ................................      0.00%      14.74%       98.78%        0.00%
California Intermediate
   Tax-Free Bond (5) ................      0.00%       0.00%       97.31%        0.00%
National Intermediate
   Tax-Free Bond ....................      0.00%       0.00%       96.11%        0.00%
Short-Term Bond .....................      0.00%      11.98%       98.40%        0.00%
California Tax-Free
   Money Market (5) .................      0.00%       0.84%       93.91%        0.00%
Diversified Money Market ............      0.00%       0.00%       93.80%        0.00%
U.S. Government Money
   Market ...........................      0.00%      14.24%       94.59%        0.00%
100% U.S. Treasury
   Money Market (6) .................      0.00%     100.00%       93.62%        0.00%

--------------------------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF EACH FUND, EXCEPT FOR THE 100% U.S. TREASURY MONEY MARKET FUND, WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE FUND INTENDS TO PASS THROUGH A FOREIGN TAX CREDIT TO THE SHAREHOLDERS. FOR THE FISCAL YEAR ENDED 2006, THE TOTAL AMOUNT OF FOREIGN SOURCE INCOME IS $3,804,877. THE TOTAL AMOUNT OF FOREIGN TAX TO BE PAID IS $404,451. YOUR ALLOCABLE SHARE OF THE FOREIGN TAX CREDIT WILL BE REPORTED ON FORM 1099 DIV.

(5) FOR RESIDENTS OF CALIFORNIA: THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE CALIFORNIA TAX-FREE MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2006.

(6) FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK: THE 100% U.S. TREASURY MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2006. ALL INCOME EARNED BY THE 100% U.S. TREASURY MONEY MARKET FUND IS DESIGNATED TAX EXEMPT INCOME FOR STATE INCOME TAX PURPOSES.




--------------------------------------------------------------------------------

144                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the trustees and officers of HighMark Funds (the "Trust") is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended, are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." Currently, the Trust does not have any Interested Board Members. The SAI includes additional information about Fund directors. The SAI is available upon request, by calling 1-800-433-6884. The following trustees and officers list is current as of July 31, 2006.

------------------------------------------------------------------------------------------------------------------------------------
                                              TERM OF                                         NUMBER OF PORTFOLIOS
                                              OFFICE                                               IN HIGHMARK
                                                AND                  PRINCIPAL                        FUNDS               OTHER
                            POSITION(S)      LENGTH OF             OCCUPATION(S)                     COMPLEX          DIRECTORSHIPS
     NAME,                   HELD WITH         TIME                 DURING PAST                     OVERSEEN             HELD BY
ADDRESS AND AGE              THE TRUST       SERVED 2                 5 YEARS                  BY BOARD MEMBER 3     BOARD MEMBER 4
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS
-------------------------

David Benkert              Trustee          Since 03/04   From April 1, 1992 to present,               22                   None
49                                                        Principal, Navigant Consulting,
                                                          Inc. (Financial Consulting --
                                                          Healthcare).

Thomas L. Braje            Trustee, Vice    Since 06/87   Prior to retirement in October               22                   None
63                         Chairman                       1996, Vice President and Chief
                                                          Financial Officer of Bio Rad
                                                          Laboratories, Inc.

David A. Goldfarb          Trustee          Since 06/87   Partner, Goldfarb & Simens,                  22                   None
64                                                        Certified Public Accountants.

Joseph C. Jaeger           Trustee,         Since 06/87   Prior to retirement in June 1998,            22                   None
71                         Chairman                       Senior Vice President and Chief
                                                          Financial Officer, Delta Dental
                                                          Plan of California.

Michael L. Noel            Trustee          Since 12/98   President, Noel Consulting                   22               Avista Corp.
65                                                        Company since 1998. Senior                                       (AVA)
                                                          Advisor, Saber Partners
                                                          (financial advisory firm) since
                                                          2002. Member, Board of Directors,
                                                          Avista Corp. (utility company),
                                                          since January 2004. Member, Board
                                                          of Directors, SCAN Health Plan,
                                                          since 1997. From April 1997 to
                                                          December 1998, Member of HighMark
                                                          Funds Advisory Board.

Robert M. Whitler          Trustee          Since 12/98   Prior to retirement in 1996,                 22                   None
67                                                        Executive Vice President and
                                                          Chief Trust Officer of Union Bank
                                                          of California, N.A. From April
                                                          1997 to December 1998, Member of
                                                          HighMark Funds Advisory Board.
                                                          From April 1997 to April 2002,
                                                          Director, Current Income Shares,
                                                          Inc. (closed-end investment
                                                          company).

OFFICERS
--------

Earle A. Malm II           President        Since 12/05   Chairman of the Board of the                 N/A                   N/A
350 California Street                                     Adviser since February 2005.
San Francisco, CA                                         President, Chief Executive
94104                                                     Officer and Director of the
56                                                        Adviser since October 2002. From
                                                          January 2001 to December 2002,
                                                          President of NVMLI (mort gage
                                                          marketing). From January 2001 to
                                                          December 2001, Vice Chairman and
                                                          Advisor of Value Click (internet
                                                          technology).

Jennifer E. Spratley       Controller and   Since 6/05    Fund Accounting Director, SEI                N/A                   N/A
One Freedom                Chief Financial                Investments (1999-Present).
Valley Drive               Officer
Oaks, PA 19456
37

-----------------------------------
1 Each trustee may be contacted by writing to the Trustee c/o HighMark Funds, One Freedom Valley Drive, Oaks, PA 19456.
2 Each trustee shall hold office during the lifetime of the Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.
3 The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser. As of July 31, 2006, the HighMark Funds Complex consisted of 22 Funds.
4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           145

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

OFFICERS (UNAUDITED) (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                              TERM OF                                         NUMBER OF PORTFOLIOS
                                              OFFICE                                               IN HIGHMARK
                                                AND                  PRINCIPAL                        FUNDS               OTHER
                            POSITION(S)      LENGTH OF             OCCUPATION(S)                     COMPLEX          DIRECTORSHIPS
     NAME,                   HELD WITH         TIME                 DURING PAST                     OVERSEEN             HELD BY
ADDRESS AND AGE              THE TRUST        SERVED                  5 YEARS                  BY BOARD MEMBER 1     BOARD MEMBER 2
------------------------------------------------------------------------------------------------------------------------------------
Pamela O'Donnell           Treasurer        Since 12/05   Vice President and Director of               N/A                 N/A
350 California Street                                     Mutual Funds Administration since
San Francisco, CA                                         2003. Vice President of
94104                                                     Operations and Client Service of
42                                                        the Adviser from 2003 to 2005.
                                                          Vice President of Finance and
                                                          Administration of MiFund, Inc.
                                                          from March 2000 to May 2002.

Catherine Vacca            Chief            Since 9/04    Senior Vice President and Chief              N/A                 N/A
350 California Street      Compliance                     Compliance Officer of the Adviser
San Francisco, CA 94111    Officer                        since July 2004. From December
49                                                        2002 to July 2004, Vice President
                                                          and Chief Compliance Officer,
                                                          Wells Fargo Funds Management,
                                                          LLC. From November 2000 to
                                                          February 2002, Vice President and
                                                          Head of Fund Administration,
                                                          Charles Schwab & Co., Inc.

R. Gregory Knopf           Vice President   Since 9/04    Managing Director of the Adviser             N/A                 N/A
445 S. Figueroa Street     & Assistant                    since 1998.
Suite #306                 Secretary
Los Angeles, CA 90071
56

Philip T. Masterson        Vice President   Since 9/04    Vice President & Assistant                   N/A                 N/A
One Freedom Valley Drive   & Assistant                    Secretary of SEI Investments
Oaks, PA 19456             Secretary                      Global Funds Services since 2005.
42                                                        General Counsel at Citco Mutual
                                                          Fund Services (2003-2004). Vice
                                                          President and Associate Counsel
                                                          at Oppenheimer Funds (1998-2003).

Timothy D. Barto           Vice President   Since 03/00   Vice President and Assistant                 N/A                 N/A
One Freedom                & Assistant                    Secretary of the Administrator
Valley Drive               Secretary                      since December 1999.
Oaks, PA 19456                                            Vice President and Assistant
38                                                        Secretary of the Distributor
                                                          from 1999 to 2004.

Sofia A. Rosala            Vice President   Since 3/05    Vice President & Assistant                   N/A                 N/A
One Freedom                & Assistant                    Secretary of SEI Investments
Valley Drive               Secretary                      Global Funds Services since 2005.
Oaks, PA 19456                                            Compliance Officer of SEI
32                                                        Investments (2001-2004).

James Ndiaye               Vice President   Since 3/05    Vice President & Assistant                   N/A                 N/A
One Freedom                & Assistant                    Secretary of SEI Investments
Valley Drive               Secretary                      Global Funds Services since 2005.
Oaks, PA 19456                                            Vice President, Deutsche Asset
38                                                        Management (2003-2004).
                                                          Associate, Morgan, Lewis and
                                                          Bockius LLP (2000-2003).

Michael T. Pang            Vice President   Since 3/05    Vice President & Assistant                   N/A                 N/A
One Freedom                & Assistant                    Secretary of SEI Investments
Valley Drive               Secretary                      Global Funds Services since 2005.
Oaks, PA 19456                                            Counsel, Caledonian Bank &
34                                                        Trust's Mutual Fund Group
                                                          (2004-2005). Counsel, Permal
                                                          Asset Management (2001-2004).

1 The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser. As of July 31, 2006, the HighMark Funds Complex consisted of 22 Funds.
2 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------

146                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SHAREHOLDER VOTING RESULTS (UNAUDITED)



At a special meeting held on June 26, 2006, the shareholders of the HighMark Small Cap Growth Fund voted to approve the investment sub-advisory agreement between Highmark Capital Management, Inc. and Trusco Capital Management, with respect to the Highmark Small Cap Growth Fund.

The result of the vote was as follows:

            No. of Shares    % of outstanding shares      % of shares present
--------------------------------------------------------------------------------
FOR         1,683,796.000    99.714% of shares voted    72.613% of total shares
AGAINST         1,806.000     0.107% of shares voted     0.078% of total shares
ABSTAIN         3,018.000     0.179% of shares voted     0.130% of total shares





--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           147

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)


The Board of Trustees, which consists entirely of trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of HighMark, the Adviser or the sub-advisers of the Funds ("Independent Trustees"), considers matters bearing on the advisory agreement between HighMark and the Adviser (the "Investment Advisory Agreement") and the sub-advisory agreements that relate to the Funds at most of its meetings throughout the year.

Once a year, usually in the summer, the Board of Trustees meets to extensively review the Investment Advisory Agreement and the sub-advisory agreements (unless with respect to any agreement it is still within the first year of its initial term) to determine whether to approve the continuation of the agreements for an additional one-year period. In connection with these annual determinations, the Trustees receive materials that the Adviser and the Funds' sub-advisers believe to be reasonably necessary for the Trustees to evaluate the agreements. These materials generally include, among other items,

   o information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks,

   o information on the Funds' advisory and sub-advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints" (fee rates that decline as Fund assets reach higher levels),

   o sales and redemption data for the Funds,

   o information about the profitability of the Adviser and the sub-advisers with respect to their provision of services to the Funds and

   o information obtained through the completion of an informational questionnaire sent to the Adviser and the sub-advisers by the Trustees.

The Board of Trustees may also consider other material facts such as:

   o the Adviser's and the sub-advisers' financial results and financial condition,

   o the size, education and experience of the Adviser's and each sub-adviser's investment staff and their use of technology, external research and trading cost measurement tools,

   o the procedures employed to determine the value of the Funds' assets,

   o the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the Adviser or any sub-adviser and the use of "soft" commission dollars to pay for research and services for the Adviser and the sub-advisers,

   o the Adviser's and the sub-advisers' resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and

   o the economic outlook generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the sub-advisers. The Trustees also meet with, and ask questions of, representatives of the Adviser and the sub-advisers, either in person or by conference telephone. As a consequence of this process, the Trust has, in past years, replaced sub-advisers that have underperformed and has effected other changes in Fund portfolio management. In addition, in 2005, the Board requested to supplement the then existing Board material by obtaining for the 2006 meetings additional, independent fee and expense comparisons from Lipper Inc.

The Board of Trustees most recently approved the continuation of the Investment Advisory Agreement with respect to all of the Funds and the sub-advisory agreements that relate to each of the Funds other than HighMark International Opportunities Fund, HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark Small Cap Growth Fund (the Investment Advisory Agreement, collectively with the sub-advisory agreements relating to each of the Funds other than HighMark International Opportunities Fund, HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark Small Cap Growth Fund, the "Agreements") at meetings held on June 21-22, 2006. The sub-advisory agreements relating to

--------------------------------------------------------------------------------

148                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]




HighMark International Opportunities Fund, HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark Small Cap Growth Fund were still within the first year of their initial term and therefore were not required to be considered for renewal at these meetings. For a discussion of the Board's consideration of the sub-advisory agreements relating to HighMark International Opportunities Fund, HighMark Cognitive Value Fund and HighMark Enhanced Growth Fund (as well as the amendment to the Investment Advisory Agreement relating to such Funds that was approved at such time), please see pages 151 through 152. A discussion of the Board's most recent consideration of the sub-advisory agreement relating to HighMark Small Cap Growth Fund was set forth in the Funds' semi-annual report dated January 31, 2006.

In considering whether to approve the continuation of the Agreements at the meetings held on June 21-22, 2006, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Agreements included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by the Adviser, Waddell & Reed Investment Management Company, Aronson+Johnson+Ortiz, LP and LSV Asset Management (collectively, the "Managers") and their affiliates to the Funds and the resources dedicated to the Funds by the Managers and their affiliates. The Trustees considered not only the advisory services provided by the Managers to the Funds, but also the monitoring and oversight services provided by the Adviser with respect to the sub-advised Funds. For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE MANAGERS. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information which compared the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees held various discussions with the Managers about Fund performance, and such discussions with the Adviser occurred at each regular board meeting. With respect to each Fund, the Board concluded that the Fund's performance supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund's performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Fund's Manager(s) that were reasonable and consistent with the Fund's investment objective and policies; (3) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the Fund's Manager(s) have taken or are taking steps designed to help improve the Fund's investment performance. The Trustees also noted that some Funds were recently formed and therefore performance comparisons were unavailable or related to a time period that was too short for a comparison to be meaningful. In addition, the Trustees noted that some of the Funds have sub-advisers who have been managing the Fund for a limited period of time, and that the long-term investment performance of those Funds is not entirely attributable to the current sub-adviser's efforts. In such circumstances, the Trustees paid particular attention to the Fund's investment performance during the period for which the sub-adviser has managed the Fund. The Trustees also considered each Manager's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Managers to Trustee concerns about performance and the willingness of the Managers to take steps intended to improve performance. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Managers supported the renewal of the Agreements.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGERS AND THEIR AFFILIATES FROM THEIR RESPECTIVE RELATIONSHIPS WITH THE FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons of the Funds' advisory fees and total expense levels to those of their peer groups and information about the

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           149

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)


advisory fees charged by the Managers to other funds and accounts with similar investment programs, if any. In considering the fees charged to such other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively. In evaluating each Fund's advisory fees (and sub-advisory fees, if any), the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered the proposals at the meetings to contractually reduce the advisory fee rates for each of HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund and HighMark Capital Growth Allocation Fund and to reduce, by means of fee waivers, the advisory and sub-advisory fee rates for HighMark Large Cap Value Fund. The Trustees also considered any compensation received by the Managers and their affiliates from the Funds for providing services other than advisory or sub-advisory services. The Trustees reviewed information provided by the Managers as to the profitability of the Managers' and their affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about the performance of the relevant Funds, the expense levels of the Funds, and whether the Managers had implemented breakpoints in their fee schedules and/or expense caps with respect to such Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Managers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale (i.e. decreasing per unit costs as a Fund increases in asset size) in the provision of services by the Managers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that at least one share class in each of the Funds benefited from expense caps, and that some Funds had multiple share classes that benefited from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Managers and their affiliates of their relationships with the Funds, as discussed above. Finally, the Trustees noted the proposals to contractually reduce the advisory fee rates for each of HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund and HighMark Capital Growth Allocation Fund and to reduce, by means of fee waivers, the advisory and sub-advisory fee rates for HighMark Large Cap Value Fund. After reviewing these and related factors and discussions with Fund management, the Trustees considered, within the context of their overall conclusions regarding each of the Agreements, that the extent to which any economies of scale are shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

      o whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment policies and restrictions, and the compliance programs of the Funds and the Managers.

      o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the applicable Agreement and under other separate agreements with or with respect to HighMark.

      o so-called "fallout benefits" to the Managers, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to the Managers by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees concluded that the Agreements should be continued with respect to the Funds through July 31, 2007.

--------------------------------------------------------------------------------

150                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]




In addition to the foregoing renewals, during the period covered by this annual report, HighMark established three new series: HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund (the "New Funds"). The Board of Trustees approved the establishment of the New Funds in connection with HighMark acquiring the assets of Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund (the "Bailard Funds") in exchange for Class M shares of the New Funds and the assumption by the New Funds of the identified liabilities of the Bailard Funds.

In connection with its approval of the establishment of the New Funds, the Board of Trustees, at a meeting held on January 12, 2006, approved amending the schedule to the Investment Advisory Agreement to include the New Funds (the "Amendment"). The Board of Trustees also approved, at the January 12, 2006 meeting, three new sub-advisory agreements between the Adviser and Bailard, Inc. ("Bailard") relating to the New Funds (the "New Sub-Advisory Agreements"). This approval followed extensive discussion of the Bailard Funds and Bailard at a meeting held on December 14, 2005. In considering whether to approve the Amendment and the New Sub-Advisory Agreements, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Amendment and the New Sub-Advisory Agreements included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED TO THE NEW FUNDS UNDER THE AMENDMENT AND THE NEW SUB-ADVISORY AGREEMENTS. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and Bailard to the New Funds and the resources to be dedicated to the New Funds by the Adviser and Bailard. The Trustees considered not only the advisory services to be provided by Bailard to the New Funds, but also the monitoring and oversight services to be provided to the New Funds by the Adviser. For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Amendment and each of the New Sub-Advisory Agreements, that the nature, extent and quality of services to be provided by the Adviser and Bailard supported approval of the Amendment and the New Sub-Advisory Agreements.

INVESTMENT PERFORMANCE OF THE BAILARD FUNDS. The Trustees received and considered information about the performance history of each Bailard Fund since its inception, including information which compared the performance of the Bailard Funds to the performance of peer groups of funds and the Bailard Funds' respective performance benchmarks. The Trustees also considered the Adviser's and Bailard's reputation generally. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Amendment and the New Sub-Advisory Agreements, that the performance of Bailard in managing the Bailard Funds supported approval of the Amendment and the New Sub-Advisory Agreements.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND BAILARD AND THEIR AFFILIATES FROM THEIR RESPECTIVE RELATIONSHIPS WITH THE NEW FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged to the New Funds for advisory and sub-advisory services as well as the total expense levels of the New Funds. This information included comparisons of the advisory fees and total expense levels of the New Funds to the advisory fees and total expense levels of other mutual funds within the same investment universe. In evaluating each New Fund's advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the New Funds. The Trustees also considered whether any compensation other than advisory fees or sub-advisory fees, as applicable, would be received by the Adviser and its affiliates or Bailard and its affiliates from the New Funds or any other Fund. The Trustees reviewed information provided by the Adviser and Bailard as to the profitability of the Adviser and Bailard, respectively, and their affiliates' relationships with the New Funds. When reviewing the profitability of the Adviser and Bailard, the Trustees took into account the proposed expense levels of the New Funds, the proposed breakpoints in the advisory and sub-advisory fees and the proposed expense caps. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Amendment and each of the New Sub-Advisory Agreements, that the advisory fees proposed to be charged by the Adviser relating to its services to be

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           151

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)


provided to the New Funds, and the sub-advisory fees proposed to be charged by Bailard relating to its services to be provided to the New Funds, were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates and Bailard and its affiliates in respect of their relationships with the New Funds and supported approval of the Amendment and each of the Sub-Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the possible existence of economies of scale in the provision of services by the Adviser and Bailard and noted that any economies of scale in the provision of services by Bailard would be shared, at least in part, with the Adviser through breakpoints in sub-advisory fees, which would be matched by breakpoints in the fee schedule payable by the New Funds to the Adviser. The Trustees noted that Class M shares, Class A shares and the Fiduciary share class in each of the New Funds are proposed to benefit from expense caps, and Class C shares in each of the New Funds are proposed to benefit from certain voluntary fee waivers. In considering these issues, the Trustees also took note of the costs of the services to be provided (both on an absolute and a relative basis) and the proposed profitability to the Adviser and Bailard and their affiliates of their relationships with the New Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees considered, within the context of their overall conclusions regarding the Amendment and each of the Sub-Advisory Agreements, that the extent to which any economies of scale are to be shared with the New Funds supported the approval of the Amendment and each of the Sub-Advisory Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

      o the compliance programs of the Adviser and Bailard.

      o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the Amendment and under other separate agreements with or with respect to HighMark.

      o so-called "fallout benefits" to the Adviser and Bailard, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to Bailard by reason of brokerage commissions generated by the New Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees approved the Amendment and the New Sub-Advisory Agreements.




--------------------------------------------------------------------------------

152                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK FUND INFORMATION

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available (i) without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) on the Commission's website at http://www.sec.gov; (iii) on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                                 CUSIP     TICKER   FUND #

BALANCED                                           431114792    HMBAX     491
COGNITIVE VALUE                                    431112390    HCLFX    2209
CORE EQUITY                                        431112788    HMCFX    1627
ENHANCED GROWTH                                    431112358    HEGFX    2210
INTERNATIONAL OPPORTUNITIES                        431112341    HIOFX    2211
LARGE CAP GROWTH                                   431114818    HMGRX     492
LARGE CAP VALUE                                    431114206    HMIEX     490
SMALL CAP GROWTH                                   431112739    HSRFX    1204
SMALL CAP VALUE                                    431112101    HMSCX     148
VALUE MOMENTUM                                     431114677    HMVMX     871
BOND                                               431114305    HMBDX     489
CA INTERMEDIATE TAX-FREE BOND                      431114644    HMITX     847
NATIONAL INTERMEDIATE TAX-FREE BOND                431112655    HMNTX    1600
SHORT TERM BOND                                    431112549    HMSFX    1506
CA TAX-FREE MONEY MARKET                           431114842    HMCXX     487
DIVERSIFIED MONEY MARKET                           431114883    HMDXX     484
U.S. GOVERNMENT MONEY MARKET                       431114701    HMGXX     485
100% U.S. TREASURY MONEY MARKET                    431114503    HMTXX     486

                            RETAIL SHARES INFORMATION

BALANCED
   CLASS A SHARES                                  431114776    HMBRX     480
   CLASS B SHARES                                  431114545    HMBBX     452
   CLASS C SHARES                                  431112887    HMBCX    1760

COGNITIVE VALUE
   CLASS A SHARES                                  431112432    HCLAX    2203
   CLASS C SHARES                                  431112424    HCLCX    2206

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           153

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK FUND INFORMATION (CONTINUED)

                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                                 CUSIP     TICKER   FUND #
CORE EQUITY
   CLASS A SHARES                                  431112770    HCEAX    1626
   CLASS B SHARES                                  431112762    HCEBX    1628
   CLASS C SHARES                                  431112754    HCECX    1632

ENHANCED GROWTH
   CLASS A SHARES                                  431112382    HEHAX    2204
   CLASS C SHARES                                  431112374    HEGCX    2207

INTERNATIONAL OPPORTUNITIES
   CLASS A SHARES                                  431112481    HIOAX    2205
   CLASS C SHARES                                  431112473    HITCX    2208

LARGE CAP GROWTH
   CLASS A SHARES                                  431114768    HMRGX     481
   CLASS B SHARES                                  431114511    HMGBX     455
   CLASS C SHARES                                  431112879    HGRCX    1755

LARGE CAP VALUE
   CLASS A SHARES                                  431114784    HMERX     479
   CLASS B SHARES                                  431114537    HIEBX     457
   CLASS C SHARES                                  431112861    HIECX    1754

SMALL CAP GROWTH
   CLASS A SHARES                                  431112713    HSRAX    1201
   CLASS B SHARES                                  431112697    HSRBX    1202
   CLASS C SHARES                                  431112689    HSRCX    1203

SMALL CAP VALUE
   CLASS A SHARES                                  431112200    HASVX      41
   CLASS B SHARES                                  431112309    HBSVX     123
   CLASS C SHARES                                  431112820    HSVCX    1756

VALUE MOMENTUM
   CLASS A SHARES                                  431114628    HMVLX     870
   CLASS B SHARES                                  431114529    HVMBX     456
   CLASS C SHARES                                  431112812    HVMCX    1753

CAPITAL GROWTH ALLOCATION
   CLASS A SHARES                                  431112564    HMAAX    1494
   CLASS C SHARES                                  431112556    HMACX    1497

GROWTH & INCOME ALLOCATION
   CLASS A SHARES                                  431112580    HMRAX    1493
   CLASS C SHARES                                  431112572    HMRCX    1496

INCOME PLUS ALLOCATION
   CLASS A SHARES                                  431112614    HMPAX    1495
   CLASS C SHARES                                  431112598    HMPCX    1498

--------------------------------------------------------------------------------

154                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

FUND                                                 CUSIP     TICKER   FUND #
BOND
   CLASS A SHARES                                  431114743    HMRBX     478
   CLASS B SHARES                                  431112747    HBDBX    1090
   CLASS C SHARES                                  431112648    HBDCX    1492

CA INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                                  431114578    HMCIX     846
   CLASS B SHARES                                  431112796    HCABX    1761
   CLASS C SHARES                                  431112630    HCTCX    1491

NATIONAL INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                                  431112663    HMNFX    1598
   CLASS C SHARES                                  431112622    HNTCX    1490

SHORT TERM BOND
   CLASS A SHARES                                  431112523    HMSAX    1505
   CLASS C SHARES                                  431112515    HMTCX    1470

CA TAX-FREE MONEY MARKET
   CLASS A SHARES                                  431114859    HMAXX     476

DIVERSIFIED MONEY MARKET
   CLASS A SHARES                                  431114800    HMVXX     473

U.S. GOVERNMENT MONEY MARKET
   CLASS A SHARES                                  431114602    HMUXX     474
   CLASS B SHARES                                  431114495    HGBXX     450
   CLASS C SHARES                                  431112531    HGTXX    1499

100% U.S. TREASURY MONEY MARKET
   CLASS A SHARES                                  431114404    HMRXX     475

                           CLASS S SHARES INFORMATION

CA TAX-FREE MONEY MARKET
   CLASS S SHARES                                  431112705    HCSXX    1727

DIVERSIFIED MONEY MARKET
   CLASS S SHARES                                  431112408    HDSXX    1728

U.S. GOVERNMENT MONEY MARKET
   CLASS S SHARES                                  431112507    HGSXX    1729

100% U.S. TREASURY MONEY MARKET
   CLASS S SHARES                                  431112606    HUSXX    1730

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           155

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK FUND INFORMATION (CONCLUDED)

                           CLASS M SHARES INFORMATION

FUND                                                 CUSIP     TICKER   FUND #

COGNITIVE VALUE
   CLASS M SHARES                                  431112416    HCLMX    2200

ENHANCED GROWTH
   CLASS M SHARES                                  431112366    HEGMX    2201

INTERNATIONAL OPPORTUNITIES
   CLASS M SHARES                                  431112499    HIOMX    2202





--------------------------------------------------------------------------------

156                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES





--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           157

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES





--------------------------------------------------------------------------------

158                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

NOTES





--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           159

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street
San Francisco, CA 94104

SUB-ADVISERS
Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Large Cap Growth Fund:
Waddell & Reed Investment Management Company
6300 Lamar Avenue
Shawnee Mission, KS 66202

Large Cap Value Fund:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Small Cap Growth Fund:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303

Small Cap Value Fund:
LSV Asset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606

CUSTODIAN
Union Bank of California, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

TRANSFER AGENT
State Street Bank & Trust Co.
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
Joseph C. Jaeger, Chairman
Thomas L. Braje, Vice Chairman
David Benkert
David A. Goldfarb
Michael L. Noel
Robert M. Whitler

--------------------------------------------------------------------------------

160                                1.800.433.6884

--------------------------------------------------------------------------------

                        TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
                        WWW.HIGHMARKFUNDS.COM OR CALL:

                        INVESTOR SERVICES DESK
                        1.800.433.6884

                        INVESTMENT PROFESSIONAL SUPPORT DESK
                        1.800.455.5609




                        THANK YOU
                        FOR YOUR INVESTMENT.

                        [HIGHMARK FUNDS LOGO OMITTED](R)





                        ------------------------------
                          Mutual Funds:
                          o are not FDIC insured
                          o have no bank guarantee
                          o may lose value
                        ------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071





WWW.HIGHMARKFUNDS.COM

HMK-AR-002-0400
84806 (07/06)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principle executive officer, principle financial officer, controller or principle accounting officer and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are David A. Goldfarb and Robert M. Whitler and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Deloitte & Touche LLP related to the Trust

Deloitte & Touche LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2006                                                   2005
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   ALL FEES AND      ALL FEES AND      ALL OTHER FEES    All fees and      All fees and      All other fees
                   SERVICES TO THE   SERVICES TO       AND SERVICES TO   services to the   services to       and services to
                   TRUST THAT WERE   SERVICE           SERVICE           Trust that were   service           service
                   PRE-APPROVED      AFFILIATES THAT   AFFILIATES THAT   pre-approved      affiliates that   affiliates that
                                     WERE              DID NOT REQUIRE                     were              did not require
                                     PRE-APPROVED      PRE-APPROVAL                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit              $404,500        N/A               N/A                 $323,000        N/A               N/A
        Fees (1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-             $ 25,200        N/A               N/A                 $ 20,750        N/A               N/A
        Related
        Fees (2)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees           $      0        N/A               N/A                 $      0        N/A               N/A


------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All                $      0        N/A               N/A                 $      0        N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

     (2) The above "Audit-Related Fees" were billed for three security count verifications for the Funds as required under section (f) of Rule 17f-2 of the Investment Company Act of 1940 (the "Act").

(e)(1) To the extent required by applicable law, the Trust's audit committee approves, in advance, the engagement of all audit and non-audit services rendered to the Trust by the Trust's independent registered public accounting firm and all non-audit services rendered by the Trust's independent registered public accounting firm to the investment adviser and to certain of the investment adviser's affiliates; provided, however, that the audit committee may implement policies and procedures pursuant to which such services are pre-approved other than by the full audit committee, subject to subsequent reporting of any such pre-approvals to the audit committee (generally at the audit committee's next regular meeting).


(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

           -------------------------- --------------- --------------
                                            2006           2005
           -------------------------- --------------- --------------
            Audit-Related Fees              $ 0             $ 0

           -------------------------- --------------- --------------
            Tax Fees                        $ 0             $ 0

           -------------------------- --------------- --------------
            All Other Fees                  $ 0             $ 0

           -------------------------- --------------- --------------


(f) Hours expended as part of the financial statement audit were substantially all by Deloitte & Touche LLP employees.

(g) The aggregate non-audit fees and services billed by Deloitte & Touche LLP for the last two fiscal years were $25,200 and $20,750 for 2006 and 2005, respectively.

(h)    Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Included as part of Item 1 above.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, in cases where those changes were implemented after the Funds last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant indentified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process. This resulted in the registrant identifying a significant deficiency that has since been corrected.

(b) Except for the corrections noted above that were made in the current quarter, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                       HighMark Funds

                                   /s/ Earle A. Malm II
By (Signature and Title)*          ---------------------------
                                   Earle A. Malm II, President

Date:  October 6, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   /s/ Earle A. Malm II
By (Signature and Title)*          ----------------------------
                                   Earle A. Malm II, President

Date:  October 6, 2006

                                   /s/ Jennifer A. Spratley
By (Signature and Title)*          -----------------------------
                                   Jennifer E. Spratley, Chief Financial Officer

Date:  October 6, 2006


* Print the name and title of each signing officer under his or her signature.